Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	STATE STREET INSTITUTIONAL INVESTMENT TRUST
Entity Central Index Key	0001107414
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000136668
Shareholder Report [Line Items]
Fund Name	State Street Aggregate Bond Index Fund
Class Name	Class A
Trading Symbol	SSFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.34%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

A slowdown in the U.S. Federal Reserve (the "Fed") rate cutting cycle due to elevated inflation and mixed economic data as well as the U.S. presidential election results were the primary drivers of Fund performance during the reporting period.  While at the start of the year, it was forecast the Fed would start cutting rates in March, in actuality, the easing cycle did not start until September. In the interim, markets were volatile due to mixed economic data which stoked investor concerns around the future path of interest rates. The results of the November election at first sparked a relief rally, but markets retreated in December on uncertainties regarding the incoming administration's policies around tariffs and immigration and their potential impact on inflation and Fed decisions. Treasury yields declined to a low of 3.62% in September, but ultimately ended the year higher, with 10-year yields at 4.56% (compared to 3.92% at the start of the Period), resulting in muted returns for the sector. Aggregate returns were mostly buoyed by the credit sector which saw 21 basis points of spread compression over the period, reaching historical tights.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSFCX with load	Bloomberg U.S. Aggregate Bond Index
12/31/14	$9,625	$10,000
01/31/15	$9,815	$10,210
02/28/15	$9,739	$10,114
03/31/15	$9,778	$10,161
04/30/15	$9,737	$10,124
05/31/15	$9,711	$10,100
06/30/15	$9,599	$9,990
07/31/15	$9,670	$10,059
08/31/15	$9,645	$10,045
09/30/15	$9,708	$10,113
10/31/15	$9,720	$10,114
11/30/15	$9,696	$10,088
12/31/15	$9,659	$10,055
01/31/16	$9,788	$10,193
02/29/16	$9,858	$10,266
03/31/16	$9,941	$10,360
04/30/16	$9,980	$10,400
05/31/16	$9,975	$10,402
06/30/16	$10,154	$10,589
07/31/16	$10,201	$10,656
08/31/16	$10,189	$10,644
09/30/16	$10,174	$10,638
10/31/16	$10,090	$10,556
11/30/16	$9,845	$10,307
12/31/16	$9,844	$10,321
01/31/17	$9,854	$10,341
02/28/17	$9,928	$10,411
03/31/17	$9,912	$10,405
04/30/17	$9,989	$10,486
05/31/17	$10,056	$10,567
06/30/17	$10,045	$10,556
07/31/17	$10,073	$10,601
08/31/17	$10,165	$10,696
09/30/17	$10,112	$10,645
10/31/17	$10,107	$10,652
11/30/17	$10,097	$10,638
12/31/17	$10,132	$10,687
01/31/18	$10,009	$10,564
02/28/18	$9,914	$10,464
03/31/18	$9,964	$10,531
04/30/18	$9,890	$10,452
05/31/18	$9,953	$10,527
06/30/18	$9,942	$10,514
07/31/18	$9,951	$10,516
08/31/18	$10,004	$10,584
09/30/18	$9,941	$10,516
10/31/18	$9,856	$10,433
11/30/18	$9,911	$10,495
12/31/18	$10,093	$10,688
01/31/19	$10,209	$10,801
02/28/19	$10,194	$10,795
03/31/19	$10,391	$11,003
04/30/19	$10,386	$11,005
05/31/19	$10,572	$11,201
06/30/19	$10,702	$11,341
07/31/19	$10,721	$11,366
08/31/19	$10,988	$11,661
09/30/19	$10,925	$11,599
10/31/19	$10,958	$11,634
11/30/19	$10,936	$11,628
12/31/19	$10,928	$11,620
01/31/20	$11,133	$11,843
02/29/20	$11,328	$12,056
03/31/20	$11,262	$11,985
04/30/20	$11,477	$12,198
05/31/20	$11,532	$12,255
06/30/20	$11,604	$12,332
07/31/20	$11,772	$12,517
08/31/20	$11,672	$12,416
09/30/20	$11,660	$12,409
10/31/20	$11,603	$12,353
11/30/20	$11,710	$12,475
12/31/20	$11,720	$12,492
01/31/21	$11,626	$12,402
02/28/21	$11,448	$12,223
03/31/21	$11,296	$12,071
04/30/21	$11,380	$12,166
05/31/21	$11,412	$12,206
06/30/21	$11,485	$12,291
07/31/21	$11,610	$12,429
08/31/21	$11,582	$12,405
09/30/21	$11,475	$12,298
10/31/21	$11,465	$12,294
11/30/21	$11,494	$12,331
12/31/21	$11,460	$12,299
01/31/22	$11,206	$12,034
02/28/22	$11,076	$11,900
03/31/22	$10,763	$11,569
04/30/22	$10,344	$11,130
05/31/22	$10,419	$11,202
06/30/22	$10,256	$11,026
07/31/22	$10,508	$11,296
08/31/22	$10,202	$10,977
09/30/22	$9,753	$10,502
10/31/22	$9,622	$10,366
11/30/22	$9,974	$10,748
12/31/22	$9,904	$10,699
01/31/23	$10,221	$11,028
02/28/23	$9,952	$10,743
03/31/23	$10,205	$11,016
04/30/23	$10,262	$11,083
05/31/23	$10,146	$10,962
06/30/23	$10,108	$10,923
07/31/23	$10,097	$10,915
08/31/23	$10,027	$10,846
09/30/23	$9,770	$10,570
10/31/23	$9,612	$10,403
11/30/23	$10,041	$10,874
12/31/23	$10,413	$11,291
01/31/24	$10,388	$11,260
02/29/24	$10,238	$11,101
03/31/24	$10,321	$11,203
04/30/24	$10,063	$10,920
05/31/24	$10,230	$11,105
06/30/24	$10,325	$11,210
07/31/24	$10,564	$11,472
08/31/24	$10,713	$11,637
09/30/24	$10,855	$11,793
10/31/24	$10,584	$11,500
11/30/24	$10,700	$11,622
12/31/24	$10,518	$11,432

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSFCX	1.01%	(0.76%)	0.89%
SSFCX (Adjusted for the 3.75% Maximum Sales Charge)	(2.78%)	(1.52%)	0.51%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 1,558,155,280
Holdings Count | Holding	5,654
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$1,558,155,280
  Number of Portfolio Holdings5,654
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Maturity Weightings

Maturity Duration	%
0 to 1 Year	2.9%
1 to 2 Years	11.8%
2 to 3 Years	9.1%
3 to 5 Years	16.3%
5 to 10 Years	22.8%
10 to 20 Years	9.7%
20 to 30 Years	28.7%
Greater than 30 Years	4.5%

Top Security Type

Asset	%
U.S. Treasury Obligations	43.8%
U.S. Government Agency Obligations	26.2%
Corporate Bonds & Notes	24.1%
Short-Term Investments	7.1%
Foreign Government Obligations	2.9%
Mortgage-Backed Securities	0.6%
Municipal Bonds & Notes	0.4%
Asset-Backed Securities	0.4%
Commercial Mortgage Backed Securities	0.2%

C000136670
Shareholder Report [Line Items]
Fund Name	State Street Aggregate Bond Index Fund
Class Name	Class I
Trading Symbol	SSFDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$5	0.05%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

A slowdown in the U.S. Federal Reserve (the "Fed") rate cutting cycle due to elevated inflation and mixed economic data as well as the U.S. presidential election results were the primary drivers of Fund performance during the reporting period.  While at the start of the year, it was forecast the Fed would start cutting rates in March, in actuality, the easing cycle did not start until September. In the interim, markets were volatile due to mixed economic data which stoked investor concerns around the future path of interest rates. The results of the November election at first sparked a relief rally, but markets retreated in December on uncertainties regarding the incoming administration's policies around tariffs and immigration and their potential impact on inflation and Fed decisions. Treasury yields declined to a low of 3.62% in September, but ultimately ended the year higher, with 10-year yields at 4.56% (compared to 3.92% at the start of the Period), resulting in muted returns for the sector. Aggregate returns were mostly buoyed by the credit sector which saw 21 basis points of spread compression over the period, reaching historical tights.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSFDX	Bloomberg U.S. Aggregate Bond Index
12/31/14	$10,000	$10,000
01/31/15	$10,207	$10,210
02/28/15	$10,131	$10,114
03/31/15	$10,174	$10,161
04/30/15	$10,133	$10,124
05/31/15	$10,108	$10,100
06/30/15	$9,993	$9,990
07/31/15	$10,069	$10,059
08/31/15	$10,046	$10,045
09/30/15	$10,113	$10,113
10/31/15	$10,118	$10,114
11/30/15	$10,095	$10,088
12/31/15	$10,060	$10,055
01/31/16	$10,205	$10,193
02/29/16	$10,280	$10,266
03/31/16	$10,369	$10,360
04/30/16	$10,412	$10,400
05/31/16	$10,409	$10,402
06/30/16	$10,598	$10,589
07/31/16	$10,649	$10,656
08/31/16	$10,639	$10,644
09/30/16	$10,626	$10,638
10/31/16	$10,540	$10,556
11/30/16	$10,286	$10,307
12/31/16	$10,299	$10,321
01/31/17	$10,320	$10,341
02/28/17	$10,389	$10,411
03/31/17	$10,375	$10,405
04/30/17	$10,458	$10,486
05/31/17	$10,529	$10,567
06/30/17	$10,520	$10,556
07/31/17	$10,563	$10,601
08/31/17	$10,661	$10,696
09/30/17	$10,608	$10,645
10/31/17	$10,605	$10,652
11/30/17	$10,596	$10,638
12/31/17	$10,638	$10,687
01/31/18	$10,508	$10,564
02/28/18	$10,401	$10,464
03/31/18	$10,467	$10,531
04/30/18	$10,391	$10,452
05/31/18	$10,459	$10,527
06/30/18	$10,450	$10,514
07/31/18	$10,451	$10,516
08/31/18	$10,520	$10,584
09/30/18	$10,456	$10,516
10/31/18	$10,370	$10,433
11/30/18	$10,430	$10,495
12/31/18	$10,617	$10,688
01/31/19	$10,739	$10,801
02/28/19	$10,732	$10,795
03/31/19	$10,937	$11,003
04/30/19	$10,940	$11,005
05/31/19	$11,135	$11,201
06/30/19	$11,275	$11,341
07/31/19	$11,298	$11,366
08/31/19	$11,583	$11,661
09/30/19	$11,519	$11,599
10/31/19	$11,557	$11,634
11/30/19	$11,537	$11,628
12/31/19	$11,524	$11,620
01/31/20	$11,753	$11,843
02/29/20	$11,951	$12,056
03/31/20	$11,883	$11,985
04/30/20	$12,119	$12,198
05/31/20	$12,180	$12,255
06/30/20	$12,259	$12,332
07/31/20	$12,439	$12,517
08/31/20	$12,336	$12,416
09/30/20	$12,326	$12,409
10/31/20	$12,268	$12,353
11/30/20	$12,383	$12,475
12/31/20	$12,397	$12,492
01/31/21	$12,300	$12,402
02/28/21	$12,114	$12,223
03/31/21	$11,956	$12,071
04/30/21	$12,047	$12,166
05/31/21	$12,084	$12,206
06/30/21	$12,165	$12,291
07/31/21	$12,299	$12,429
08/31/21	$12,272	$12,405
09/30/21	$12,160	$12,298
10/31/21	$12,153	$12,294
11/30/21	$12,186	$12,331
12/31/21	$12,152	$12,299
01/31/22	$11,886	$12,034
02/28/22	$11,750	$11,900
03/31/22	$11,419	$11,569
04/30/22	$10,978	$11,130
05/31/22	$11,060	$11,202
06/30/22	$10,888	$11,026
07/31/22	$11,159	$11,296
08/31/22	$10,836	$10,977
09/30/22	$10,362	$10,502
10/31/22	$10,225	$10,366
11/30/22	$10,602	$10,748
12/31/22	$10,528	$10,699
01/31/23	$10,869	$11,028
02/28/23	$10,584	$10,743
03/31/23	$10,856	$11,016
04/30/23	$10,918	$11,083
05/31/23	$10,798	$10,962
06/30/23	$10,758	$10,923
07/31/23	$10,750	$10,915
08/31/23	$10,678	$10,846
09/30/23	$10,406	$10,570
10/31/23	$10,239	$10,403
11/30/23	$10,700	$10,874
12/31/23	$11,097	$11,291
01/31/24	$11,072	$11,260
02/29/24	$10,914	$11,101
03/31/24	$11,007	$11,203
04/30/24	$10,733	$10,920
05/31/24	$10,914	$11,105
06/30/24	$11,018	$11,210
07/31/24	$11,276	$11,472
08/31/24	$11,437	$11,637
09/30/24	$11,591	$11,793
10/31/24	$11,303	$11,500
11/30/24	$11,429	$11,622
12/31/24	$11,247	$11,432

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSFDX	1.35%	(0.49%)	1.18%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 1,558,155,280
Holdings Count | Holding	5,654
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$1,558,155,280
  Number of Portfolio Holdings5,654
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Maturity Weightings

Maturity Duration	%
0 to 1 Year	2.9%
1 to 2 Years	11.8%
2 to 3 Years	9.1%
3 to 5 Years	16.3%
5 to 10 Years	22.8%
10 to 20 Years	9.7%
20 to 30 Years	28.7%
Greater than 30 Years	4.5%

Top Security Type

Asset	%
U.S. Treasury Obligations	43.8%
U.S. Government Agency Obligations	26.2%
Corporate Bonds & Notes	24.1%
Short-Term Investments	7.1%
Foreign Government Obligations	2.9%
Mortgage-Backed Securities	0.6%
Municipal Bonds & Notes	0.4%
Asset-Backed Securities	0.4%
Commercial Mortgage Backed Securities	0.2%

C000136669
Shareholder Report [Line Items]
Fund Name	State Street Aggregate Bond Index Fund
Class Name	Class K
Trading Symbol	SSFEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Aggregate Bond Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.00%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

A slowdown in the U.S. Federal Reserve (the "Fed") rate cutting cycle due to elevated inflation and mixed economic data as well as the U.S. presidential election results were the primary drivers of Fund performance during the reporting period.  While at the start of the year, it was forecast the Fed would start cutting rates in March, in actuality, the easing cycle did not start until September. In the interim, markets were volatile due to mixed economic data which stoked investor concerns around the future path of interest rates. The results of the November election at first sparked a relief rally, but markets retreated in December on uncertainties regarding the incoming administration's policies around tariffs and immigration and their potential impact on inflation and Fed decisions. Treasury yields declined to a low of 3.62% in September, but ultimately ended the year higher, with 10-year yields at 4.56% (compared to 3.92% at the start of the Period), resulting in muted returns for the sector. Aggregate returns were mostly buoyed by the credit sector which saw 21 basis points of spread compression over the period, reaching historical tights.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSFEX	Bloomberg U.S. Aggregate Bond Index
12/31/14	$10,000	$10,000
01/31/15	$10,207	$10,210
02/28/15	$10,123	$10,114
03/31/15	$10,167	$10,161
04/30/15	$10,126	$10,124
05/31/15	$10,101	$10,100
06/30/15	$9,987	$9,990
07/31/15	$10,063	$10,059
08/31/15	$10,040	$10,045
09/30/15	$10,107	$10,113
10/31/15	$10,112	$10,114
11/30/15	$10,089	$10,088
12/31/15	$10,054	$10,055
01/31/16	$10,188	$10,193
02/29/16	$10,264	$10,266
03/31/16	$10,363	$10,360
04/30/16	$10,395	$10,400
05/31/16	$10,403	$10,402
06/30/16	$10,581	$10,589
07/31/16	$10,632	$10,656
08/31/16	$10,622	$10,644
09/30/16	$10,609	$10,638
10/31/16	$10,523	$10,556
11/30/16	$10,280	$10,307
12/31/16	$10,282	$10,321
01/31/17	$10,303	$10,341
02/28/17	$10,372	$10,411
03/31/17	$10,358	$10,405
04/30/17	$10,441	$10,486
05/31/17	$10,512	$10,567
06/30/17	$10,503	$10,556
07/31/17	$10,546	$10,601
08/31/17	$10,644	$10,696
09/30/17	$10,591	$10,645
10/31/17	$10,588	$10,652
11/30/17	$10,579	$10,638
12/31/17	$10,621	$10,687
01/31/18	$10,502	$10,564
02/28/18	$10,395	$10,464
03/31/18	$10,460	$10,531
04/30/18	$10,374	$10,452
05/31/18	$10,453	$10,527
06/30/18	$10,443	$10,514
07/31/18	$10,445	$10,516
08/31/18	$10,513	$10,584
09/30/18	$10,439	$10,516
10/31/18	$10,353	$10,433
11/30/18	$10,413	$10,495
12/31/18	$10,611	$10,688
01/31/19	$10,733	$10,801
02/28/19	$10,726	$10,795
03/31/19	$10,920	$11,003
04/30/19	$10,923	$11,005
05/31/19	$11,118	$11,201
06/30/19	$11,258	$11,341
07/31/19	$11,280	$11,366
08/31/19	$11,577	$11,661
09/30/19	$11,513	$11,599
10/31/19	$11,551	$11,634
11/30/19	$11,532	$11,628
12/31/19	$11,521	$11,620
01/31/20	$11,749	$11,843
02/29/20	$11,961	$12,056
03/31/20	$11,896	$11,985
04/30/20	$12,124	$12,198
05/31/20	$12,187	$12,255
06/30/20	$12,266	$12,332
07/31/20	$12,450	$12,517
08/31/20	$12,349	$12,416
09/30/20	$12,341	$12,409
10/31/20	$12,285	$12,353
11/30/20	$12,402	$12,475
12/31/20	$12,418	$12,492
01/31/21	$12,323	$12,402
02/28/21	$12,139	$12,223
03/31/21	$11,982	$12,071
04/30/21	$12,076	$12,166
05/31/21	$12,114	$12,206
06/30/21	$12,198	$12,291
07/31/21	$12,334	$12,429
08/31/21	$12,309	$12,405
09/30/21	$12,200	$12,298
10/31/21	$12,194	$12,294
11/30/21	$12,229	$12,331
12/31/21	$12,197	$12,299
01/31/22	$11,933	$12,034
02/28/22	$11,797	$11,900
03/31/22	$11,468	$11,569
04/30/22	$11,026	$11,130
05/31/22	$11,110	$11,202
06/30/22	$10,939	$11,026
07/31/22	$11,214	$11,296
08/31/22	$10,892	$10,977
09/30/22	$10,417	$10,502
10/31/22	$10,280	$10,366
11/30/22	$10,661	$10,748
12/31/22	$10,589	$10,699
01/31/23	$10,932	$11,028
02/28/23	$10,648	$10,743
03/31/23	$10,923	$11,016
04/30/23	$10,988	$11,083
05/31/23	$10,868	$10,962
06/30/23	$10,831	$10,923
07/31/23	$10,824	$10,915
08/31/23	$10,753	$10,846
09/30/23	$10,481	$10,570
10/31/23	$10,316	$10,403
11/30/23	$10,780	$10,874
12/31/23	$11,183	$11,291
01/31/24	$11,161	$11,260
02/29/24	$11,003	$11,101
03/31/24	$11,098	$11,203
04/30/24	$10,823	$10,920
05/31/24	$11,008	$11,105
06/30/24	$11,112	$11,210
07/31/24	$11,371	$11,472
08/31/24	$11,533	$11,637
09/30/24	$11,690	$11,793
10/31/24	$11,400	$11,500
11/30/24	$11,527	$11,622
12/31/24	$11,334	$11,432

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSFEX	1.34%	(0.33%)	1.26%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 1,558,155,280
Holdings Count | Holding	5,654
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$1,558,155,280
  Number of Portfolio Holdings5,654
  Portfolio Turnover Rate16%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Maturity Weightings

Maturity Duration	%
0 to 1 Year	2.9%
1 to 2 Years	11.8%
2 to 3 Years	9.1%
3 to 5 Years	16.3%
5 to 10 Years	22.8%
10 to 20 Years	9.7%
20 to 30 Years	28.7%
Greater than 30 Years	4.5%

Top Security Type

Asset	%
U.S. Treasury Obligations	43.8%
U.S. Government Agency Obligations	26.2%
Corporate Bonds & Notes	24.1%
Short-Term Investments	7.1%
Foreign Government Obligations	2.9%
Mortgage-Backed Securities	0.6%
Municipal Bonds & Notes	0.4%
Asset-Backed Securities	0.4%
Commercial Mortgage Backed Securities	0.2%

C000143852
Shareholder Report [Line Items]
Fund Name	State Street Aggregate Bond Index Portfolio
Trading Symbol	SSAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Aggregate Bond Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Aggregate Bond Index Portfolio	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

A slowdown in the U.S. Federal Reserve (the "Fed") rate cutting cycle due to elevated inflation and mixed economic data as well as the U.S. presidential election results were the primary drivers of Fund performance during the reporting period.  While at the start of the year, it was forecast the Fed would start cutting rates in March, in actuality, the easing cycle did not start until September. In the interim, markets were volatile due to mixed economic data which stoked investor concerns around the future path of interest rates. The results of the November election at first sparked a relief rally, but markets retreated in December on uncertainties regarding the incoming administration's policies around tariffs and immigration and their potential impact on inflation and Fed decisions. Treasury yields declined to a low of 3.62% in September, but ultimately ended the year higher, with 10-year yields at 4.56% (compared to 3.92% at the start of the Period), resulting in muted returns for the sector. Aggregate returns were mostly buoyed by the credit sector which saw 21 basis points of spread compression over the period, reaching historical tights.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSAFX	Bloomberg U.S. Aggregate Bond Index
12/31/14	$10,000	$10,000
01/31/15	$10,213	$10,210
02/28/15	$10,129	$10,114
03/31/15	$10,177	$10,161
04/30/15	$10,133	$10,124
05/31/15	$10,109	$10,100
06/30/15	$9,997	$9,990
07/31/15	$10,074	$10,059
08/31/15	$10,051	$10,045
09/30/15	$10,117	$10,113
10/31/15	$10,125	$10,114
11/30/15	$10,102	$10,088
12/31/15	$10,065	$10,055
01/31/16	$10,202	$10,193
02/29/16	$10,280	$10,266
03/31/16	$10,374	$10,360
04/30/16	$10,413	$10,400
05/31/16	$10,415	$10,402
06/30/16	$10,600	$10,589
07/31/16	$10,652	$10,656
08/31/16	$10,640	$10,644
09/30/16	$10,628	$10,638
10/31/16	$10,545	$10,556
11/30/16	$10,295	$10,307
12/31/16	$10,306	$10,321
01/31/17	$10,323	$10,341
02/28/17	$10,393	$10,411
03/31/17	$10,381	$10,405
04/30/17	$10,463	$10,486
05/31/17	$10,538	$10,567
06/30/17	$10,529	$10,556
07/31/17	$10,573	$10,601
08/31/17	$10,669	$10,696
09/30/17	$10,615	$10,645
10/31/17	$10,618	$10,652
11/30/17	$10,609	$10,638
12/31/17	$10,654	$10,687
01/31/18	$10,526	$10,564
02/28/18	$10,422	$10,464
03/31/18	$10,487	$10,531
04/30/18	$10,403	$10,452
05/31/18	$10,481	$10,527
06/30/18	$10,473	$10,514
07/31/18	$10,475	$10,516
08/31/18	$10,543	$10,584
09/30/18	$10,471	$10,516
10/31/18	$10,387	$10,433
11/30/18	$10,446	$10,495
12/31/18	$10,642	$10,688
01/31/19	$10,762	$10,801
02/28/19	$10,755	$10,795
03/31/19	$10,958	$11,003
04/30/19	$10,962	$11,005
05/31/19	$11,155	$11,201
06/30/19	$11,294	$11,341
07/31/19	$11,321	$11,366
08/31/19	$11,616	$11,661
09/30/19	$11,554	$11,599
10/31/19	$11,592	$11,634
11/30/19	$11,574	$11,628
12/31/19	$11,567	$11,620
01/31/20	$11,792	$11,843
02/29/20	$12,002	$12,056
03/31/20	$11,938	$11,985
04/30/20	$12,172	$12,198
05/31/20	$12,236	$12,255
06/30/20	$12,317	$12,332
07/31/20	$12,500	$12,517
08/31/20	$12,400	$12,416
09/30/20	$12,392	$12,409
10/31/20	$12,336	$12,353
11/30/20	$12,460	$12,475
12/31/20	$12,475	$12,492
01/31/21	$12,382	$12,402
02/28/21	$12,196	$12,223
03/31/21	$12,042	$12,071
04/30/21	$12,136	$12,166
05/31/21	$12,175	$12,206
06/30/21	$12,259	$12,291
07/31/21	$12,397	$12,429
08/31/21	$12,372	$12,405
09/30/21	$12,263	$12,298
10/31/21	$12,257	$12,294
11/30/21	$12,292	$12,331
12/31/21	$12,260	$12,299
01/31/22	$11,995	$12,034
02/28/22	$11,859	$11,900
03/31/22	$11,528	$11,569
04/30/22	$11,083	$11,130
05/31/22	$11,158	$11,202
06/30/22	$10,978	$11,026
07/31/22	$11,254	$11,296
08/31/22	$10,931	$10,977
09/30/22	$10,454	$10,502
10/31/22	$10,318	$10,366
11/30/22	$10,699	$10,748
12/31/22	$10,629	$10,699
01/31/23	$10,974	$11,028
02/28/23	$10,689	$10,743
03/31/23	$10,965	$11,016
04/30/23	$11,030	$11,083
05/31/23	$10,910	$10,962
06/30/23	$10,872	$10,923
07/31/23	$10,865	$10,915
08/31/23	$10,794	$10,846
09/30/23	$10,521	$10,570
10/31/23	$10,355	$10,403
11/30/23	$10,822	$10,874
12/31/23	$11,226	$11,291
01/31/24	$11,203	$11,260
02/29/24	$11,044	$11,101
03/31/24	$11,140	$11,203
04/30/24	$10,865	$10,920
05/31/24	$11,049	$11,105
06/30/24	$11,154	$11,210
07/31/24	$11,414	$11,472
08/31/24	$11,578	$11,637
09/30/24	$11,734	$11,793
10/31/24	$11,443	$11,500
11/30/24	$11,571	$11,622
12/31/24	$11,376	$11,432

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSAFX	1.34%	(0.33%)	1.30%
Bloomberg U.S. Aggregate Bond Index	1.25%	(0.33%)	1.35%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 4,116,422,849
Holdings Count | Holding	5,654
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$4,116,422,849 Number of Portfolio Holdings5,654 Portfolio Turnover Rate16% Total Advisory Fees Paid$0
Holdings [Text Block]

Maturity Weightings

Maturity Duration	%
0 to 1 Year	2.9%
1 to 2 Years	11.8%
2 to 3 Years	9.1%
3 to 5 Years	16.3%
5 to 10 Years	18.6%
10 to 20 Years	9.7%
20 to 30 Years	28.7%
Greater than 30 Years	4.5%

Top Security Type

Asset	%
U.S. Treasury Obligations	43.8%
U.S. Government Agency Obligations	26.2%
Corporate Bonds & Notes	24.1%
Foreign Government Obligations	2.9%
Short-Term Investments	2.8%
Mortgage-Backed Securities	0.6%
Municipal Bonds & Notes	0.4%
Asset-Backed Securities	0.4%
Commercial Mortgage Backed Securities	0.2%

C000246124
Shareholder Report [Line Items]
Fund Name	State Street Balanced Index Fund
Class Name	Class K
Trading Symbol	SSBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Balanced Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The drivers of the Fund’s absolute performance were its positions in the Dow Jones U.S. Total Stock Market Index and the Bloomberg U.S. Aggregate Bond Index. Both of which posted positive returns for the year. The main driver of the fund’s absolute performance was its position in the Dow Jones U.S. Total Stock Market Index which returned 23.78% for the reporting period.

The Fund used equity futures in order to actively manage equity exposure and during the reporting period. The Fund’s use of these derivatives contributed to Fund liquidity versus utilizing cash instruments only.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSBIX	S&P 500 Index	State Street Balanced Composite Index
10/27/23	$10,000	$10,000	$10,000
10/31/23	$10,100	$10,187	$10,099
11/30/23	$10,850	$11,118	$10,853
12/31/23	$11,359	$11,623	$11,371
01/31/24	$11,430	$11,818	$11,433
02/29/24	$11,731	$12,449	$11,744
03/31/24	$12,002	$12,850	$12,021
04/30/24	$11,570	$12,325	$11,581
05/31/24	$11,982	$12,936	$11,988
06/30/24	$12,254	$13,400	$12,257
07/31/24	$12,495	$13,563	$12,507
08/31/24	$12,726	$13,892	$12,740
09/30/24	$12,907	$14,189	$12,965
10/31/24	$12,716	$14,060	$12,781
11/30/24	$13,279	$14,885	$13,349
12/31/24	$12,949	$14,531	$13,017

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 10/27/23
SSBIX	13.99%	24.53%
S&P 500 Index	25.02%	37.33%
State Street Balanced Composite Index	14.48%	25.08%

Performance Inception Date	Oct. 27, 2023
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 559,877,189
Holdings Count | Holding	2,620
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$559,877,189 Number of Portfolio Holdings2,620 Portfolio Turnover Rate14% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Ten Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	40.2%
Apple, Inc.	3.9%
NVIDIA Corp.	3.4%
Microsoft Corp.	3.3%
Amazon.com, Inc.	2.1%
Meta Platforms, Inc., Class A	1.3%
Tesla, Inc.	1.2%
Alphabet, Inc., Class A	1.2%
Broadcom, Inc.	1.1%
Alphabet, Inc., Class C	0.9%

Top Security Type

Asset	%
Common Stocks	59.5%
Mutual Funds and Exchange Traded Products	40.2%
Short-Term Investments	0.6%

C000159454
Shareholder Report [Line Items]
Fund Name	State Street Emerging Markets Equity Index Fund
Class Name	Class K
Trading Symbol	SSKEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Emerging Markets Equity Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global economic activity expanded last year, closing 2024 on a high note as strong growth in service sector activity offset manufacturing weakness. Inflation ticked higher in major economies, sitting above central banks targets, while unemployment rate remained at or near historical lows. EM underperformed DM during 2024, with the MSCI EM Index (USD) returning 7.5% during the period. The global macro cycle has come to a critical juncture with the inauguration of the next U.S. presidency. The president-elect made a few announcements on imposing tariffs on a broad swathe of U.S. imports that impacted EM in the 4th quarter. Brazilian equities performed poorly, with the local currency weakening amid growing concerns over the country’s fiscal outlook. South Korea also faced losses due to political instability, as both the president and acting president were impeached in December. Taiwan, China and India were the strongest contributors to the Fund's performance. Taiwan’s performance was largely driven by sustained optimism surrounding a growing demand for AI. Taiwan Semiconductor, Tencent, and Meituan were the strongest contributors to the Fund's performance. The weakest contributors were Samsung Electronics, PDD, and Vale.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSKEX	MSCI Emerging Markets Index	MSCI All Country World ex USA Index
12/18/15	$10,000	$10,000	$10,000
01/31/16	$9,453	$9,422	$9,456
02/29/16	$9,383	$9,406	$9,347
03/31/16	$10,616	$10,651	$10,107
04/30/16	$10,656	$10,709	$10,374
05/31/16	$10,255	$10,309	$10,198
06/30/16	$10,706	$10,721	$10,042
07/31/16	$11,197	$11,261	$10,539
08/31/16	$11,468	$11,541	$10,606
09/30/16	$11,658	$11,689	$10,736
10/31/16	$11,638	$11,717	$10,582
11/30/16	$11,097	$11,178	$10,337
12/31/16	$11,097	$11,202	$10,602
01/31/17	$11,722	$11,815	$10,977
02/28/17	$12,061	$12,177	$11,152
03/31/17	$12,368	$12,485	$11,435
04/30/17	$12,635	$12,758	$11,680
05/31/17	$13,004	$13,135	$12,059
06/30/17	$13,138	$13,267	$12,096
07/31/17	$13,917	$14,058	$12,542
08/31/17	$14,235	$14,372	$12,608
09/30/17	$14,173	$14,315	$12,842
10/31/17	$14,655	$14,816	$13,083
11/30/17	$14,717	$14,846	$13,190
12/31/17	$15,223	$15,379	$13,484
01/31/18	$16,487	$16,661	$14,236
02/28/18	$15,623	$15,892	$13,564
03/31/18	$15,518	$15,597	$13,325
04/30/18	$15,286	$15,528	$13,538
05/31/18	$14,802	$14,978	$13,225
06/30/18	$14,181	$14,355	$12,977
07/31/18	$14,507	$14,671	$13,287
08/31/18	$14,097	$14,274	$13,009
09/30/18	$14,023	$14,198	$13,068
10/31/18	$12,812	$12,962	$12,005
11/30/18	$13,328	$13,496	$12,119
12/31/18	$12,974	$13,139	$11,570
01/31/19	$14,146	$14,289	$12,445
02/28/19	$14,135	$14,321	$12,688
03/31/19	$14,244	$14,441	$12,763
04/30/19	$14,536	$14,745	$13,100
05/31/19	$13,495	$13,675	$12,397
06/30/19	$14,330	$14,529	$13,144
07/31/19	$14,081	$14,351	$12,985
08/31/19	$13,463	$13,651	$12,584
09/30/19	$13,712	$13,912	$12,908
10/31/19	$14,298	$14,499	$13,358
11/30/19	$14,265	$14,479	$13,476
12/31/19	$15,327	$15,559	$14,059
01/31/20	$14,468	$14,834	$13,682
02/29/20	$13,899	$14,051	$12,600
03/31/20	$11,646	$11,887	$10,776
04/30/20	$12,712	$12,976	$11,592
05/31/20	$12,886	$13,075	$11,972
06/30/20	$13,870	$14,037	$12,513
07/31/20	$15,059	$15,291	$13,071
08/31/20	$15,389	$15,629	$13,630
09/30/20	$15,204	$15,378	$13,295
10/31/20	$15,488	$15,695	$13,009
11/30/20	$16,878	$17,147	$14,759
12/31/20	$18,113	$18,407	$15,557
01/31/21	$18,656	$18,972	$15,591
02/28/21	$18,795	$19,117	$15,899
03/31/21	$18,513	$18,828	$16,100
04/30/21	$18,977	$19,297	$16,574
05/31/21	$19,186	$19,744	$17,093
06/30/21	$19,436	$19,778	$16,982
07/31/21	$18,129	$18,447	$16,702
08/31/21	$18,588	$18,930	$17,020
09/30/21	$17,797	$18,178	$16,475
10/31/21	$18,017	$18,357	$16,868
11/30/21	$17,245	$17,609	$16,108
12/31/21	$17,605	$17,939	$16,774
01/31/22	$17,508	$17,600	$16,156
02/28/22	$16,715	$17,074	$15,836
03/31/22	$16,215	$16,688	$15,861
04/30/22	$15,283	$15,760	$14,865
05/31/22	$15,529	$15,829	$14,972
06/30/22	$14,486	$14,777	$13,684
07/31/22	$14,461	$14,741	$14,153
08/31/22	$14,391	$14,803	$13,697
09/30/22	$12,718	$13,067	$12,328
10/31/22	$12,396	$12,661	$12,697
11/30/22	$14,384	$14,539	$14,195
12/31/22	$14,040	$14,335	$14,089
01/31/23	$15,217	$15,467	$15,232
02/28/23	$14,155	$14,464	$14,697
03/31/23	$14,620	$14,902	$15,057
04/30/23	$14,499	$14,733	$15,318
05/31/23	$14,189	$14,486	$14,761
06/30/23	$14,762	$15,036	$15,424
07/31/23	$15,638	$15,972	$16,051
08/31/23	$14,673	$14,988	$15,326
09/30/23	$14,278	$14,596	$14,842
10/31/23	$13,746	$14,029	$14,229
11/30/23	$14,820	$15,152	$15,510
12/31/23	$15,370	$15,744	$16,290
01/31/24	$14,651	$15,013	$16,128
02/29/24	$15,352	$15,727	$16,536
03/31/24	$15,690	$16,117	$17,053
04/30/24	$15,700	$16,189	$16,747
05/31/24	$15,937	$16,280	$17,233
06/30/24	$16,479	$16,922	$17,216
07/31/24	$16,603	$16,973	$17,615
08/31/24	$16,740	$17,247	$18,117
09/30/24	$17,820	$18,398	$18,605
10/31/24	$16,994	$17,580	$17,692
11/30/24	$16,492	$16,948	$17,532
12/31/24	$16,448	$16,925	$17,191

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 12/18/15
SSKEX	7.01%	1.42%	5.66%
MSCI Emerging Markets Index	7.50%	1.70%	6.00%
MSCI All Country World ex USA Index	5.53%	4.10%	6.18%

Performance Inception Date	Dec. 18, 2015
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 612,859,855
Holdings Count | Holding	1,254
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$612,859,855 Number of Portfolio Holdings1,254 Portfolio Turnover Rate7% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	4.4%
Alibaba Group Holding Ltd.	2.2%
Samsung Electronics Co. Ltd.	2.1%
HDFC Bank Ltd.	1.5%
Meituan, Class B	1.2%
MSCI CHINA A INCLUSION Net Return USD Index (expiring 08/31/27)	1.1%
Reliance Industries Ltd.	1.1%
China Construction Bank Corp., Class H	1.0%
ICICI Bank Ltd.	1.0%

Top Ten Countries

Country	%
China	24.1%
Taiwan	18.8%
India	18.6%
South Korea	8.5%
Saudi Arabia	4.0%
Brazil	3.8%
Switzerland	2.7%
South Africa	2.6%
Mexico	1.8%
Malaysia	1.5%

Material Fund Change Expenses [Text Block]

Effective October 1, 2024, the management fee for the Fund was reduced from 0.14% to 0.08% and the Fund’s existing contractual expense limitation agreement with the Adviser was amended to lower the Fund’s net annual operating expenses to 0.074%, subject to certain exceptions as described in the Fund's prospectus.

Summary of Change Legend [Text Block]	This is a summary of certain changes of the Fund since December 31, 2023. For more information contact 1-800-647-7327 (toll free) or wait for the next filing to be available.
C000029581
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Administrative Shares
Trading Symbol	STFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$17	0.15%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Nine of the twelve months posted positive returns for the reporting period. U.S. equities rallied for a second straight quarter in Q1 2024. At 10.4%, the S&P 500 Index posted its biggest first-quarter gain since 2019 and its fifth gain in the last six quarters. The Index returned a 4.2% for the second quarter. Major U.S. equity indices were mixed in Q2, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. Major U.S. equity indices were higher in Q3. The S&P 500 Index was positive at 5.9% for Q3, up for the fourth consecutive quarter and the seventh of the past eight. Breaking the quarter by month, the Index was high mid-July, slid in early August, then rallied steadily for much of the remainder of the quarter, finishing near record levels. U.S. equities delivered a strong performance in 2024, with the S&P 500 returning 2.4% in Q4, bringing the year’s tally to almost 25%, making it the top-performing equity market. While the Magnificent Seven continued to generate outsized returns, broader economic momentum began to translate into stronger earnings expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	STFAX	S&P 500 Index
12/31/14	$25,000,000	$25,000,000
01/31/15	$24,247,250	$24,249,519
02/28/15	$25,622,467	$25,643,176
03/31/15	$25,217,140	$25,237,642
04/30/15	$25,448,755	$25,479,752
05/31/15	$25,781,702	$25,807,403
06/30/15	$25,275,043	$25,307,822
07/31/15	$25,796,178	$25,838,052
08/31/15	$24,218,298	$24,279,143
09/30/15	$23,595,831	$23,678,393
10/31/15	$25,607,991	$25,675,761
11/30/15	$25,680,371	$25,752,117
12/31/15	$25,271,024	$25,345,958
01/31/16	$24,005,265	$24,088,185
02/29/16	$23,990,547	$24,055,685
03/31/16	$25,594,823	$25,687,579
04/30/16	$25,683,132	$25,787,163
05/31/16	$26,139,394	$26,250,253
06/30/16	$26,212,984	$26,318,269
07/31/16	$27,169,663	$27,288,591
08/31/16	$27,213,817	$27,326,905
09/30/16	$27,199,099	$27,332,072
10/31/16	$26,683,964	$26,833,503
11/30/16	$27,684,797	$27,827,278
12/31/16	$28,240,556	$28,377,315
01/31/17	$28,750,476	$28,915,532
02/28/17	$29,905,294	$30,063,650
03/31/17	$29,920,292	$30,098,719
04/30/17	$30,220,245	$30,407,830
05/31/17	$30,640,178	$30,835,753
06/30/17	$30,805,153	$31,028,216
07/31/17	$31,450,051	$31,666,239
08/31/17	$31,510,042	$31,763,176
09/30/17	$32,184,935	$32,418,391
10/31/17	$32,919,820	$33,174,888
11/30/17	$33,924,662	$34,192,354
12/31/17	$34,292,322	$34,572,527
01/31/18	$36,259,134	$36,551,941
02/28/18	$34,942,639	$35,204,742
03/31/18	$34,038,540	$34,310,074
04/30/18	$34,133,708	$34,441,725
05/31/18	$34,974,362	$35,271,149
06/30/18	$35,180,560	$35,488,241
07/31/18	$36,449,471	$36,808,887
08/31/18	$37,654,937	$38,008,316
09/30/18	$37,861,135	$38,224,656
10/31/18	$35,259,867	$35,611,995
11/30/18	$35,989,491	$36,337,710
12/31/18	$32,727,248	$33,056,747
01/31/19	$35,326,765	$35,705,776
02/28/19	$36,459,887	$36,852,226
03/31/19	$37,176,421	$37,568,328
04/30/19	$38,676,142	$39,089,457
05/31/19	$36,226,597	$36,605,393
06/30/19	$38,742,796	$39,185,205
07/31/19	$39,292,694	$39,748,379
08/31/19	$38,676,142	$39,118,752
09/30/19	$39,392,675	$39,850,681
10/31/19	$40,225,854	$40,713,836
11/30/19	$41,692,248	$42,191,703
12/31/19	$42,917,535	$43,465,133
01/31/20	$42,917,535	$43,448,091
02/29/20	$39,390,305	$39,871,480
03/31/20	$34,507,783	$34,946,839
04/30/20	$38,924,641	$39,426,806
05/31/20	$40,766,446	$41,304,628
06/30/20	$41,563,982	$42,126,062
07/31/20	$43,907,940	$44,501,346
08/31/20	$47,045,959	$47,700,126
09/30/20	$45,249,330	$45,887,680
10/31/20	$44,039,994	$44,667,352
11/30/20	$48,833,900	$49,556,818
12/31/20	$50,703,488	$51,462,187
01/31/21	$50,173,228	$50,942,635
02/28/21	$51,514,786	$52,347,374
03/31/21	$53,768,392	$54,639,963
04/30/21	$56,621,193	$57,556,030
05/31/21	$57,013,585	$57,958,022
06/30/21	$58,330,398	$59,311,040
07/31/21	$59,702,005	$60,719,968
08/31/21	$61,508,425	$62,566,199
09/30/21	$58,643,252	$59,656,259
10/31/21	$62,738,629	$63,835,883
11/30/21	$62,296,745	$63,393,568
12/31/21	$65,061,108	$66,234,622
01/31/22	$61,682,747	$62,807,176
02/28/22	$59,827,640	$60,926,638
03/31/22	$62,043,613	$63,188,816
04/30/22	$56,623,365	$57,678,636
05/31/22	$56,739,423	$57,784,454
06/30/22	$52,040,908	$53,014,708
07/31/22	$56,821,026	$57,902,900
08/31/22	$54,501,689	$55,541,511
09/30/22	$49,480,389	$50,426,214
10/31/22	$53,471,679	$54,508,789
11/30/22	$56,449,279	$57,554,959
12/31/22	$53,170,871	$54,238,960
01/31/23	$56,506,190	$57,647,006
02/28/23	$55,118,786	$56,240,479
03/31/23	$57,127,747	$58,305,305
04/30/23	$58,011,986	$59,215,360
05/31/23	$58,261,719	$59,472,749
06/30/23	$62,102,053	$63,402,427
07/31/23	$64,085,116	$65,439,228
08/31/23	$63,065,836	$64,397,335
09/30/23	$60,056,095	$61,327,005
10/31/23	$58,788,932	$60,037,510
11/30/23	$64,144,312	$65,520,460
12/31/23	$67,037,489	$68,497,095
01/31/24	$68,152,336	$69,648,138
02/29/24	$71,784,520	$73,367,043
03/31/24	$74,081,896	$75,727,597
04/30/24	$71,053,195	$72,634,537
05/31/24	$74,565,059	$76,236,097
06/30/24	$77,227,157	$78,971,608
07/31/24	$78,157,763	$79,932,881
08/31/24	$80,045,296	$81,871,789
09/30/24	$81,733,547	$83,620,333
10/31/24	$80,981,542	$82,862,015
11/30/24	$85,721,054	$87,726,110
12/31/24	$83,664,889	$85,634,876

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
STFAX	24.80%	14.28%	12.84%
S&P 500 Index	25.02%	14.53%	13.10%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 8,863,495,814
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$8,863,495,814
  Number of Portfolio Holdings506
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.6%

Top Ten Sectors

Sector	%
Information Technology	32.1%
Financials	13.5%
Consumer Discretionary	11.1%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.0%
Consumer Staples	5.4%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%

C000136665
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Class A
Trading Symbol	SSSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.44%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Nine of the twelve months posted positive returns for the reporting period. U.S. equities rallied for a second straight quarter in Q1 2024. At 10.4%, the S&P 500 Index posted its biggest first-quarter gain since 2019 and its fifth gain in the last six quarters. The Index returned a 4.2% for the second quarter. Major U.S. equity indices were mixed in Q2, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. Major U.S. equity indices were higher in Q3. The S&P 500 Index was positive at 5.9% for Q3, up for the fourth consecutive quarter and the seventh of the past eight. Breaking the quarter by month, the Index was high mid-July, slid in early August, then rallied steadily for much of the remainder of the quarter, finishing near record levels. U.S. equities delivered a strong performance in 2024, with the S&P 500 returning 2.4% in Q4, bringing the year’s tally to almost 25%, making it the top-performing equity market. While the Magnificent Seven continued to generate outsized returns, broader economic momentum began to translate into stronger earnings expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSSVX with load	S&P 500 Index
12/31/14	$9,475	$10,000
01/31/15	$9,184	$10,000
02/28/15	$9,711	$10,000
03/31/15	$9,552	$10,000
04/30/15	$9,640	$10,000
05/31/15	$9,760	$10,000
06/30/15	$9,568	$10,000
07/31/15	$9,760	$10,000
08/31/15	$9,162	$10,000
09/30/15	$8,926	$10,000
10/31/15	$9,683	$10,279
11/30/15	$9,705	$10,309
12/31/15	$9,549	$10,146
01/31/16	$9,071	$9,643
02/29/16	$9,060	$9,630
03/31/16	$9,666	$10,283
04/30/16	$9,699	$10,323
05/31/16	$9,866	$10,509
06/30/16	$9,894	$10,536
07/31/16	$10,250	$10,924
08/31/16	$10,267	$10,940
09/30/16	$10,261	$10,942
10/31/16	$10,061	$10,742
11/30/16	$10,434	$11,140
12/31/16	$10,639	$11,360
01/31/17	$10,831	$11,575
02/28/17	$11,261	$12,035
03/31/17	$11,267	$12,049
04/30/17	$11,374	$12,173
05/31/17	$11,532	$12,344
06/30/17	$11,594	$12,421
07/31/17	$11,832	$12,677
08/31/17	$11,854	$12,715
09/30/17	$12,103	$12,978
10/31/17	$12,380	$13,281
11/30/17	$12,747	$13,688
12/31/17	$12,886	$13,840
01/31/18	$13,619	$14,632
02/28/18	$13,119	$14,093
03/31/18	$12,779	$13,735
04/30/18	$12,815	$13,788
05/31/18	$13,125	$14,120
06/30/18	$13,202	$14,207
07/31/18	$13,679	$14,735
08/31/18	$14,131	$15,215
09/30/18	$14,203	$15,302
10/31/18	$13,232	$14,256
11/30/18	$13,500	$14,547
12/31/18	$12,278	$13,233
01/31/19	$13,253	$14,294
02/28/19	$13,678	$14,753
03/31/19	$13,947	$15,039
04/30/19	$14,503	$15,648
05/31/19	$13,584	$14,654
06/30/19	$14,528	$15,687
07/31/19	$14,728	$15,912
08/31/19	$14,497	$15,660
09/30/19	$14,760	$15,953
10/31/19	$15,060	$16,299
11/30/19	$15,604	$16,890
12/31/19	$16,057	$17,400
01/31/20	$16,051	$17,393
02/29/20	$14,725	$15,961
03/31/20	$12,898	$13,990
04/30/20	$14,550	$15,783
05/31/20	$15,234	$16,535
06/30/20	$15,529	$16,864
07/31/20	$16,400	$17,815
08/31/20	$17,568	$19,095
09/30/20	$16,893	$18,370
10/31/20	$16,437	$17,881
11/30/20	$18,222	$19,839
12/31/20	$18,914	$20,601
01/31/21	$18,712	$20,393
02/28/21	$19,208	$20,956
03/31/21	$20,043	$21,873
04/30/21	$21,101	$23,041
05/31/21	$21,242	$23,202
06/30/21	$21,728	$23,743
07/31/21	$22,233	$24,307
08/31/21	$22,900	$25,047
09/30/21	$21,827	$23,882
10/31/21	$23,346	$25,555
11/30/21	$23,176	$25,378
12/31/21	$24,198	$26,515
01/31/22	$22,935	$25,143
02/28/22	$22,241	$24,390
03/31/22	$23,059	$25,296
04/30/22	$21,039	$23,090
05/31/22	$21,077	$23,132
06/30/22	$19,327	$21,223
07/31/22	$21,097	$23,180
08/31/22	$20,230	$22,234
09/30/22	$18,362	$20,187
10/31/22	$19,838	$21,821
11/30/22	$20,938	$23,040
12/31/22	$19,717	$21,713
01/31/23	$20,948	$23,077
02/28/23	$20,429	$22,514
03/31/23	$21,168	$23,341
04/30/23	$21,490	$23,705
05/31/23	$21,578	$23,808
06/30/23	$22,995	$25,381
07/31/23	$23,722	$26,197
08/31/23	$23,340	$25,780
09/30/23	$22,220	$24,550
10/31/23	$21,746	$24,034
11/30/23	$23,721	$26,229
12/31/23	$24,784	$27,421
01/31/24	$25,190	$27,882
02/29/24	$26,526	$29,370
03/31/24	$27,368	$30,315
04/30/24	$26,243	$29,077
05/31/24	$27,532	$30,519
06/30/24	$28,509	$31,614
07/31/24	$28,848	$31,999
08/31/24	$29,537	$32,775
09/30/24	$30,153	$33,475
10/31/24	$29,868	$33,171
11/30/24	$31,607	$35,119
12/31/24	$30,842	$34,281

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSSVX	24.44%	13.94%	12.53%
SSSVX (Adjusted for the 5.25% Maximum Sales Charge)	17.91%	12.72%	11.92%
S&P 500 Index	25.02%	14.53%	13.10%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 8,863,495,814
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$8,863,495,814
  Number of Portfolio Holdings506
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.6%

Top Ten Sectors

Sector	%
Information Technology	32.1%
Financials	13.5%
Consumer Discretionary	11.1%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.0%
Consumer Staples	5.4%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%

C000136667
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Class I
Trading Symbol	SSSWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$9	0.08%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Nine of the twelve months posted positive returns for the reporting period. U.S. equities rallied for a second straight quarter in Q1 2024. At 10.4%, the S&P 500 Index posted its biggest first-quarter gain since 2019 and its fifth gain in the last six quarters. The Index returned a 4.2% for the second quarter. Major U.S. equity indices were mixed in Q2, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. Major U.S. equity indices were higher in Q3. The S&P 500 Index was positive at 5.9% for Q3, up for the fourth consecutive quarter and the seventh of the past eight. Breaking the quarter by month, the Index was high mid-July, slid in early August, then rallied steadily for much of the remainder of the quarter, finishing near record levels. U.S. equities delivered a strong performance in 2024, with the S&P 500 returning 2.4% in Q4, bringing the year’s tally to almost 25%, making it the top-performing equity market. While the Magnificent Seven continued to generate outsized returns, broader economic momentum began to translate into stronger earnings expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSSWX	S&P 500 Index
12/31/14	$10,000	$10,000
01/31/15	$9,699	$10,000
02/28/15	$10,249	$10,000
03/31/15	$10,087	$10,000
04/30/15	$10,180	$10,000
05/31/15	$10,313	$10,000
06/30/15	$10,110	$10,000
07/31/15	$10,313	$10,000
08/31/15	$9,687	$10,000
09/30/15	$9,438	$10,000
10/31/15	$10,243	$10,279
11/30/15	$10,266	$10,309
12/31/15	$10,103	$10,146
01/31/16	$9,603	$9,643
02/29/16	$9,591	$9,630
03/31/16	$10,239	$10,283
04/30/16	$10,274	$10,323
05/31/16	$10,456	$10,509
06/30/16	$10,486	$10,536
07/31/16	$10,862	$10,924
08/31/16	$10,880	$10,940
09/30/16	$10,880	$10,942
10/31/16	$10,668	$10,742
11/30/16	$11,068	$11,140
12/31/16	$11,291	$11,360
01/31/17	$11,495	$11,575
02/28/17	$11,950	$12,035
03/31/17	$11,962	$12,049
04/30/17	$12,076	$12,173
05/31/17	$12,244	$12,344
06/30/17	$12,310	$12,421
07/31/17	$12,567	$12,677
08/31/17	$12,597	$12,715
09/30/17	$12,861	$12,978
10/31/17	$13,161	$13,281
11/30/17	$13,556	$13,688
12/31/17	$13,702	$13,840
01/31/18	$14,487	$14,632
02/28/18	$13,962	$14,093
03/31/18	$13,601	$13,735
04/30/18	$13,639	$13,788
05/31/18	$13,974	$14,120
06/30/18	$14,057	$14,207
07/31/18	$14,570	$14,735
08/31/18	$15,051	$15,215
09/30/18	$15,133	$15,302
10/31/18	$14,095	$14,256
11/30/18	$14,392	$14,547
12/31/18	$13,092	$13,233
01/31/19	$14,131	$14,294
02/28/19	$14,591	$14,753
03/31/19	$14,877	$15,039
04/30/19	$15,477	$15,648
05/31/19	$14,497	$14,654
06/30/19	$15,503	$15,687
07/31/19	$15,723	$15,912
08/31/19	$15,477	$15,660
09/30/19	$15,763	$15,953
10/31/19	$16,096	$16,299
11/30/19	$16,676	$16,890
12/31/19	$17,172	$17,400
01/31/20	$17,165	$17,393
02/29/20	$15,754	$15,961
03/31/20	$13,802	$13,990
04/30/20	$15,571	$15,783
05/31/20	$16,307	$16,535
06/30/20	$16,625	$16,864
07/31/20	$17,562	$17,815
08/31/20	$18,816	$19,095
09/30/20	$18,097	$18,370
10/31/20	$17,613	$17,881
11/30/20	$19,529	$19,839
12/31/20	$20,276	$20,601
01/31/21	$20,062	$20,393
02/28/21	$20,599	$20,956
03/31/21	$21,498	$21,873
04/30/21	$22,639	$23,041
05/31/21	$22,794	$23,202
06/30/21	$23,320	$23,743
07/31/21	$23,867	$24,307
08/31/21	$24,589	$25,047
09/30/21	$23,442	$23,882
10/31/21	$25,078	$25,555
11/30/21	$24,900	$25,378
12/31/21	$26,004	$26,515
01/31/22	$24,652	$25,143
02/28/22	$23,910	$24,390
03/31/22	$24,795	$25,296
04/30/22	$22,628	$23,090
05/31/22	$22,674	$23,132
06/30/22	$20,795	$21,223
07/31/22	$22,704	$23,180
08/31/22	$21,776	$22,234
09/30/22	$19,770	$20,187
10/31/22	$21,363	$21,821
11/30/22	$22,552	$23,040
12/31/22	$21,241	$21,713
01/31/23	$22,573	$23,077
02/28/23	$22,017	$22,514
03/31/23	$22,819	$23,341
04/30/23	$23,171	$23,705
05/31/23	$23,270	$23,808
06/30/23	$24,804	$25,381
07/31/23	$25,594	$26,197
08/31/23	$25,186	$25,780
09/30/23	$23,983	$24,550
10/31/23	$23,475	$24,034
11/30/23	$25,613	$26,229
12/31/23	$26,768	$27,421
01/31/24	$27,211	$27,882
02/29/24	$28,660	$29,370
03/31/24	$29,577	$30,315
04/30/24	$28,366	$29,077
05/31/24	$29,768	$30,519
06/30/24	$30,835	$31,614
07/31/24	$31,210	$31,999
08/31/24	$31,968	$32,775
09/30/24	$32,646	$33,475
10/31/24	$32,351	$33,171
11/30/24	$34,248	$35,119
12/31/24	$33,430	$34,281

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSSWX	24.89%	14.25%	12.83%
S&P 500 Index	25.02%	14.53%	13.10%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 8,863,495,814
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$8,863,495,814
  Number of Portfolio Holdings506
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.6%

Top Ten Sectors

Sector	%
Information Technology	32.1%
Financials	13.5%
Consumer Discretionary	11.1%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.0%
Consumer Staples	5.4%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%

C000136666
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Class K
Trading Symbol	SSSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.00%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Nine of the twelve months posted positive returns for the reporting period. U.S. equities rallied for a second straight quarter in Q1 2024. At 10.4%, the S&P 500 Index posted its biggest first-quarter gain since 2019 and its fifth gain in the last six quarters. The Index returned a 4.2% for the second quarter. Major U.S. equity indices were mixed in Q2, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. Major U.S. equity indices were higher in Q3. The S&P 500 Index was positive at 5.9% for Q3, up for the fourth consecutive quarter and the seventh of the past eight. Breaking the quarter by month, the Index was high mid-July, slid in early August, then rallied steadily for much of the remainder of the quarter, finishing near record levels. U.S. equities delivered a strong performance in 2024, with the S&P 500 returning 2.4% in Q4, bringing the year’s tally to almost 25%, making it the top-performing equity market. While the Magnificent Seven continued to generate outsized returns, broader economic momentum began to translate into stronger earnings expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSSYX	S&P 500 Index
12/31/14	$10,000	$10,000
01/31/15	$9,699	$10,000
02/28/15	$10,255	$10,000
03/31/15	$10,093	$10,000
04/30/15	$10,185	$10,000
05/31/15	$10,318	$10,000
06/30/15	$10,116	$10,000
07/31/15	$10,324	$10,000
08/31/15	$9,699	$9,477
09/30/15	$9,450	$9,242
10/31/15	$10,261	$10,279
11/30/15	$10,290	$10,309
12/31/15	$10,123	$10,146
01/31/16	$9,622	$9,643
02/29/16	$9,610	$9,630
03/31/16	$10,259	$10,283
04/30/16	$10,294	$10,323
05/31/16	$10,483	$10,509
06/30/16	$10,512	$10,536
07/31/16	$10,896	$10,924
08/31/16	$10,913	$10,940
09/30/16	$10,913	$10,942
10/31/16	$10,707	$10,742
11/30/16	$11,108	$11,140
12/31/16	$11,330	$11,360
01/31/17	$11,540	$11,575
02/28/17	$11,998	$12,035
03/31/17	$12,010	$12,049
04/30/17	$12,130	$12,173
05/31/17	$12,298	$12,344
06/30/17	$12,371	$12,421
07/31/17	$12,629	$12,677
08/31/17	$12,659	$12,715
09/30/17	$12,930	$12,978
10/31/17	$13,231	$13,281
11/30/17	$13,628	$13,688
12/31/17	$13,778	$13,840
01/31/18	$14,568	$14,632
02/28/18	$14,046	$14,093
03/31/18	$13,682	$13,735
04/30/18	$13,727	$13,788
05/31/18	$14,065	$14,120
06/30/18	$14,148	$14,207
07/31/18	$14,664	$14,735
08/31/18	$15,148	$15,215
09/30/18	$15,231	$15,302
10/31/18	$14,186	$14,256
11/30/18	$14,485	$14,547
12/31/18	$13,168	$13,233
01/31/19	$14,221	$14,294
02/28/19	$14,677	$14,753
03/31/19	$14,972	$15,039
04/30/19	$15,575	$15,648
05/31/19	$14,590	$14,654
06/30/19	$15,602	$15,687
07/31/19	$15,830	$15,912
08/31/19	$15,582	$15,660
09/30/19	$15,870	$15,953
10/31/19	$16,206	$16,299
11/30/19	$16,802	$16,890
12/31/19	$17,301	$17,400
01/31/20	$17,301	$17,393
02/29/20	$15,880	$15,961
03/31/20	$13,912	$13,990
04/30/20	$15,699	$15,783
05/31/20	$16,444	$16,535
06/30/20	$16,768	$16,864
07/31/20	$17,716	$17,815
08/31/20	$18,984	$19,095
09/30/20	$18,261	$18,370
10/31/20	$17,775	$17,881
11/30/20	$19,713	$19,839
12/31/20	$20,470	$20,601
01/31/21	$20,258	$20,393
02/28/21	$20,803	$20,956
03/31/21	$21,716	$21,873
04/30/21	$22,871	$23,041
05/31/21	$23,032	$23,202
06/30/21	$23,567	$23,743
07/31/21	$24,125	$24,307
08/31/21	$24,857	$25,047
09/30/21	$23,702	$23,882
10/31/21	$25,361	$25,555
11/30/21	$25,185	$25,378
12/31/21	$26,306	$26,515
01/31/22	$24,943	$25,143
02/28/22	$24,196	$24,390
03/31/22	$25,095	$25,296
04/30/22	$22,905	$23,090
05/31/22	$22,955	$23,132
06/30/22	$21,058	$21,223
07/31/22	$22,994	$23,180
08/31/22	$22,058	$22,234
09/30/22	$20,029	$20,187
10/31/22	$21,647	$21,821
11/30/22	$22,856	$23,040
12/31/22	$21,531	$21,713
01/31/23	$22,884	$23,077
02/28/23	$22,324	$22,514
03/31/23	$23,141	$23,341
04/30/23	$23,502	$23,705
05/31/23	$23,607	$23,808
06/30/23	$25,166	$25,381
07/31/23	$25,973	$26,197
08/31/23	$25,563	$25,780
09/30/23	$24,346	$24,550
10/31/23	$23,836	$24,034
11/30/23	$26,010	$26,229
12/31/23	$27,187	$27,421
01/31/24	$27,642	$27,882
02/29/24	$29,119	$29,370
03/31/24	$30,054	$30,315
04/30/24	$28,830	$29,077
05/31/24	$30,258	$30,519
06/30/24	$31,342	$31,614
07/31/24	$31,723	$31,999
08/31/24	$32,494	$32,775
09/30/24	$33,184	$33,475
10/31/24	$32,883	$33,171
11/30/24	$34,811	$35,119
12/31/24	$33,980	$34,281

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSSYX	24.99%	14.45%	13.01%
S&P 500 Index	25.02%	14.53%	13.10%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 8,863,495,814
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$8,863,495,814
  Number of Portfolio Holdings506
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.6%

Top Ten Sectors

Sector	%
Information Technology	32.1%
Financials	13.5%
Consumer Discretionary	11.1%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.0%
Consumer Staples	5.4%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%

C000029583
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Class R Shares
Trading Symbol	SSFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$67	0.60%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Nine of the twelve months posted positive returns for the reporting period. U.S. equities rallied for a second straight quarter in Q1 2024. At 10.4%, the S&P 500 Index posted its biggest first-quarter gain since 2019 and its fifth gain in the last six quarters. The Index returned a 4.2% for the second quarter. Major U.S. equity indices were mixed in Q2, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. Major U.S. equity indices were higher in Q3. The S&P 500 Index was positive at 5.9% for Q3, up for the fourth consecutive quarter and the seventh of the past eight. Breaking the quarter by month, the Index was high mid-July, slid in early August, then rallied steadily for much of the remainder of the quarter, finishing near record levels. U.S. equities delivered a strong performance in 2024, with the S&P 500 returning 2.4% in Q4, bringing the year’s tally to almost 25%, making it the top-performing equity market. While the Magnificent Seven continued to generate outsized returns, broader economic momentum began to translate into stronger earnings expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSFRX	S&P 500 Index
12/31/14	$25,000,000	$25,000,000
01/31/15	$24,232,329	$24,249,519
02/28/15	$25,608,343	$25,643,176
03/31/15	$25,188,297	$25,237,642
04/30/15	$25,405,562	$25,479,752
05/31/15	$25,724,218	$25,807,403
06/30/15	$25,217,265	$25,307,822
07/31/15	$25,724,218	$25,838,052
08/31/15	$24,145,423	$24,279,143
09/30/15	$23,522,596	$23,678,393
10/31/15	$25,506,952	$25,675,761
11/30/15	$25,564,890	$25,752,117
12/31/15	$25,144,153	$25,345,958
01/31/16	$23,897,941	$24,088,185
02/29/16	$23,853,957	$24,055,685
03/31/16	$25,452,040	$25,687,579
04/30/16	$25,540,008	$25,787,163
05/31/16	$25,979,848	$26,250,253
06/30/16	$26,038,493	$26,318,269
07/31/16	$26,976,817	$27,288,591
08/31/16	$27,006,140	$27,326,905
09/30/16	$26,991,478	$27,332,072
10/31/16	$26,463,671	$26,833,503
11/30/16	$27,445,979	$27,827,278
12/31/16	$27,975,505	$28,377,315
01/31/17	$28,481,176	$28,915,532
02/28/17	$29,611,500	$30,063,650
03/31/17	$29,611,500	$30,098,719
04/30/17	$29,894,081	$30,407,830
05/31/17	$30,295,643	$30,835,753
06/30/17	$30,459,243	$31,028,216
07/31/17	$31,083,895	$31,666,239
08/31/17	$31,143,386	$31,763,176
09/30/17	$31,782,911	$32,418,391
10/31/17	$32,511,672	$33,174,888
11/30/17	$33,478,396	$34,192,354
12/31/17	$33,839,038	$34,572,527
01/31/18	$35,749,433	$36,551,941
02/28/18	$34,449,738	$35,204,742
03/31/18	$33,541,518	$34,310,074
04/30/18	$33,635,472	$34,441,725
05/31/18	$34,434,079	$35,271,149
06/30/18	$34,621,987	$35,488,241
07/31/18	$35,874,705	$36,808,887
08/31/18	$37,033,469	$38,008,316
09/30/18	$37,221,376	$38,224,656
10/31/18	$34,653,305	$35,611,995
11/30/18	$35,357,959	$36,337,710
12/31/18	$32,133,571	$33,056,747
01/31/19	$34,688,534	$35,705,776
02/28/19	$35,785,858	$36,852,226
03/31/19	$36,473,732	$37,568,328
04/30/19	$37,931,372	$39,089,457
05/31/19	$35,507,432	$36,605,393
06/30/19	$37,964,127	$39,185,205
07/31/19	$38,488,222	$39,748,379
08/31/19	$37,865,860	$39,118,752
09/30/19	$38,553,734	$39,850,681
10/31/19	$39,356,255	$40,713,836
11/30/19	$40,764,760	$42,191,703
12/31/19	$41,959,590	$43,465,133
01/31/20	$41,942,589	$43,448,091
02/29/20	$38,474,292	$39,871,480
03/31/20	$33,696,883	$34,946,839
04/30/20	$38,005,052	$39,426,806
05/31/20	$39,788,504	$41,304,628
06/30/20	$40,551,870	$42,126,062
07/31/20	$42,821,564	$44,501,346
08/31/20	$45,864,824	$47,700,126
09/30/20	$44,098,373	$45,887,680
10/31/20	$42,903,171	$44,667,352
11/30/20	$47,554,769	$49,556,818
12/31/20	$49,357,286	$51,462,187
01/31/21	$48,821,842	$50,942,635
02/28/21	$50,111,384	$52,347,374
03/31/21	$52,282,430	$54,639,963
04/30/21	$55,037,127	$57,556,030
05/31/21	$55,396,959	$57,958,022
06/30/21	$56,653,790	$59,311,040
07/31/21	$57,965,714	$60,719,968
08/31/21	$59,696,008	$62,566,199
09/30/21	$56,893,104	$59,656,259
10/31/21	$60,844,373	$63,835,883
11/30/21	$60,393,291	$63,393,568
12/31/21	$63,049,651	$66,234,622
01/31/22	$59,750,868	$62,807,176
02/28/22	$57,934,428	$60,926,638
03/31/22	$60,056,832	$63,188,816
04/30/22	$54,790,385	$57,678,636
05/31/22	$54,881,823	$57,784,454
06/30/22	$50,318,742	$53,014,708
07/31/22	$54,920,508	$57,902,900
08/31/22	$52,657,431	$55,541,511
09/30/22	$47,788,386	$50,426,214
10/31/22	$51,623,484	$54,508,789
11/30/22	$54,479,146	$57,554,959
12/31/22	$51,295,347	$54,238,960
01/31/23	$54,491,708	$57,647,006
02/28/23	$53,134,594	$56,240,479
03/31/23	$55,050,625	$58,305,305
04/30/23	$55,882,750	$59,215,360
05/31/23	$56,102,389	$59,472,749
06/30/23	$59,779,097	$63,402,427
07/31/23	$61,662,986	$65,439,228
08/31/23	$60,659,436	$64,397,335
09/30/23	$57,743,426	$61,327,005
10/31/23	$56,502,380	$60,037,510
11/30/23	$61,627,272	$65,520,460
12/31/23	$64,383,136	$68,497,095
01/31/24	$65,429,179	$69,648,138
02/29/24	$68,890,696	$73,367,043
03/31/24	$71,069,501	$75,727,597
04/30/24	$68,139,135	$72,634,537
05/31/24	$71,477,801	$76,236,097
06/30/24	$74,003,480	$78,971,608
07/31/24	$74,867,052	$79,932,881
08/31/24	$76,644,784	$81,871,789
09/30/24	$78,232,818	$83,620,333
10/31/24	$77,484,870	$82,862,015
11/30/24	$81,987,010	$87,726,110
12/31/24	$79,989,955	$85,634,876

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSFRX	24.24%	13.77%	12.33%
S&P 500 Index	25.02%	14.53%	13.10%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 8,863,495,814
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$8,863,495,814
  Number of Portfolio Holdings506
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.6%

Top Ten Sectors

Sector	%
Information Technology	32.1%
Financials	13.5%
Consumer Discretionary	11.1%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.0%
Consumer Staples	5.4%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%

C000029582
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index Fund
Class Name	Service Shares
Trading Symbol	STBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Equity 500 Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$28	0.25%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Nine of the twelve months posted positive returns for the reporting period. U.S. equities rallied for a second straight quarter in Q1 2024. At 10.4%, the S&P 500 Index posted its biggest first-quarter gain since 2019 and its fifth gain in the last six quarters. The Index returned a 4.2% for the second quarter. Major U.S. equity indices were mixed in Q2, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. Major U.S. equity indices were higher in Q3. The S&P 500 Index was positive at 5.9% for Q3, up for the fourth consecutive quarter and the seventh of the past eight. Breaking the quarter by month, the Index was high mid-July, slid in early August, then rallied steadily for much of the remainder of the quarter, finishing near record levels. U.S. equities delivered a strong performance in 2024, with the S&P 500 returning 2.4% in Q4, bringing the year’s tally to almost 25%, making it the top-performing equity market. While the Magnificent Seven continued to generate outsized returns, broader economic momentum began to translate into stronger earnings expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	STBIX	S&P 500 Index
12/31/14	$25,000,000	$25,000,000
01/31/15	$24,246,377	$24,249,519
02/28/15	$25,623,188	$25,643,176
03/31/15	$25,217,391	$25,237,642
04/30/15	$25,449,275	$25,479,752
05/31/15	$25,768,116	$25,807,403
06/30/15	$25,260,870	$25,307,822
07/31/15	$25,782,609	$25,838,052
08/31/15	$24,217,391	$24,279,143
09/30/15	$23,594,203	$23,678,393
10/31/15	$25,594,203	$25,675,761
11/30/15	$25,652,174	$25,752,117
12/31/15	$25,246,124	$25,345,958
01/31/16	$23,994,858	$24,088,185
02/29/16	$23,965,417	$24,055,685
03/31/16	$25,569,981	$25,687,579
04/30/16	$25,658,305	$25,787,163
05/31/16	$26,114,649	$26,250,253
06/30/16	$26,188,253	$26,318,269
07/31/16	$27,130,382	$27,288,591
08/31/16	$27,174,545	$27,326,905
09/30/16	$27,159,824	$27,332,072
10/31/16	$26,644,597	$26,833,503
11/30/16	$27,645,609	$27,827,278
12/31/16	$28,187,926	$28,377,315
01/31/17	$28,697,436	$28,915,532
02/28/17	$29,836,342	$30,063,650
03/31/17	$29,866,313	$30,098,719
04/30/17	$30,151,040	$30,407,830
05/31/17	$30,570,637	$30,835,753
06/30/17	$30,735,479	$31,028,216
07/31/17	$31,379,860	$31,666,239
08/31/17	$31,439,802	$31,763,176
09/30/17	$32,114,154	$32,418,391
10/31/17	$32,848,449	$33,174,888
11/30/17	$33,837,499	$34,192,354
12/31/17	$34,200,644	$34,572,527
01/31/18	$36,148,180	$36,551,941
02/28/18	$34,833,989	$35,204,742
03/31/18	$33,947,305	$34,310,074
04/30/18	$34,042,307	$34,441,725
05/31/18	$34,865,656	$35,271,149
06/30/18	$35,071,493	$35,488,241
07/31/18	$36,338,184	$36,808,887
08/31/18	$37,525,706	$38,008,316
09/30/18	$37,731,543	$38,224,656
10/31/18	$35,134,828	$35,611,995
11/30/18	$35,863,175	$36,337,710
12/31/18	$32,605,946	$33,056,747
01/31/19	$35,198,468	$35,705,776
02/28/19	$36,328,542	$36,852,226
03/31/19	$37,026,528	$37,568,328
04/30/19	$38,522,214	$39,089,457
05/31/19	$36,079,261	$36,605,393
06/30/19	$38,572,070	$39,185,205
07/31/19	$39,120,488	$39,748,379
08/31/19	$38,505,595	$39,118,752
09/30/19	$39,220,201	$39,850,681
10/31/19	$40,034,518	$40,713,836
11/30/19	$41,496,966	$42,191,703
12/31/19	$42,709,433	$43,465,133
01/31/20	$42,709,433	$43,448,091
02/29/20	$39,195,037	$39,871,480
03/31/20	$34,330,282	$34,946,839
04/30/20	$38,734,530	$39,426,806
05/31/20	$40,564,440	$41,304,628
06/30/20	$41,355,612	$42,126,062
07/31/20	$43,682,384	$44,501,346
08/31/20	$46,800,329	$47,700,126
09/30/20	$45,010,237	$45,887,680
10/31/20	$43,803,570	$44,667,352
11/30/20	$48,566,183	$49,556,818
12/31/20	$50,421,518	$51,462,187
01/31/21	$49,890,191	$50,942,635
02/28/21	$51,222,027	$52,347,374
03/31/21	$53,456,415	$54,639,963
04/30/21	$56,288,985	$57,556,030
05/31/21	$56,674,285	$57,958,022
06/30/21	$57,977,972	$59,311,040
07/31/21	$59,337,958	$60,719,968
08/31/21	$61,125,468	$62,566,199
09/30/21	$58,273,544	$59,656,259
10/31/21	$62,337,667	$63,835,883
11/30/21	$61,892,549	$63,393,568
12/31/21	$64,635,451	$66,234,622
01/31/22	$61,272,403	$62,807,176
02/28/22	$59,425,882	$60,926,638
03/31/22	$61,622,232	$63,188,816
04/30/22	$56,234,141	$57,678,636
05/31/22	$56,344,139	$57,784,454
06/30/22	$51,675,542	$53,014,708
07/31/22	$56,416,269	$57,902,900
08/31/22	$54,108,117	$55,541,511
09/30/22	$49,120,346	$50,426,214
10/31/22	$53,076,662	$54,508,789
11/30/22	$56,028,571	$57,554,959
12/31/22	$52,771,277	$54,238,960
01/31/23	$56,075,454	$57,647,006
02/28/23	$54,693,507	$56,240,479
03/31/23	$56,683,732	$58,305,305
04/30/23	$57,554,799	$59,215,360
05/31/23	$57,799,213	$59,472,749
06/30/23	$61,605,081	$63,402,427
07/31/23	$63,565,903	$65,439,228
08/31/23	$62,549,657	$64,397,335
09/30/23	$59,559,726	$61,327,005
10/31/23	$58,297,229	$60,037,510
11/30/23	$63,602,657	$65,520,460
12/31/23	$66,467,361	$68,497,095
01/31/24	$67,566,319	$69,648,138
02/29/24	$71,159,855	$73,367,043
03/31/24	$73,432,403	$75,727,597
04/30/24	$70,424,729	$72,634,537
05/31/24	$73,898,854	$76,236,097
06/30/24	$76,531,502	$78,971,608
07/31/24	$77,445,745	$79,932,881
08/31/24	$79,309,682	$81,871,789
09/30/24	$80,975,844	$83,620,333
10/31/24	$80,223,926	$82,862,015
11/30/24	$84,912,688	$87,726,110
12/31/24	$82,869,102	$85,634,876

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
STBIX	24.68%	14.18%	12.73%
S&P 500 Index	25.02%	14.53%	13.10%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 8,863,495,814
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$8,863,495,814
  Number of Portfolio Holdings506
  Portfolio Turnover Rate4%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.6%

Top Ten Sectors

Sector	%
Information Technology	32.1%
Financials	13.5%
Consumer Discretionary	11.1%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.0%
Consumer Staples	5.4%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%

C000143850
Shareholder Report [Line Items]
Fund Name	State Street Equity 500 Index II Portfolio
Trading Symbol	SSEYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Equity 500 Index II Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Equity 500 Index II Portfolio	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Nine of the twelve months posted positive returns for the reporting period. U.S. equities rallied for a second straight quarter in Q1 2024. At 10.4%, the S&P 500 Index posted its biggest first-quarter gain since 2019 and its fifth gain in the last six quarters. The Index returned a 4.2% for the second quarter. Major U.S. equity indices were mixed in Q2, with a tough start to the quarter in April. The momentum changed in the middle of the month due to a strong jobs report, ending up positive in May and June. Major U.S. equity indices were higher in Q3. The S&P 500 Index was positive at 5.9% for Q3, up for the fourth consecutive quarter and the seventh of the past eight. Breaking the quarter by month, the Index was high mid-July, slid in early August, then rallied steadily for much of the remainder of the quarter, finishing near record levels. U.S. equities delivered a strong performance in 2024, with the S&P 500 returning 2.4% in Q4, bringing the year’s tally to almost 25%, making it the top-performing equity market. While the Magnificent Seven continued to generate outsized returns, broader economic momentum began to translate into stronger earnings expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSEYX	S&P 500 Index
12/31/14	$10,000	$10,000
01/31/15	$9,697	$10,000
02/28/15	$10,256	$10,000
03/31/15	$10,095	$10,000
04/30/15	$10,190	$10,000
05/31/15	$10,322	$10,000
06/30/15	$10,123	$10,000
07/31/15	$10,332	$10,000
08/31/15	$9,706	$9,477
09/30/15	$9,460	$9,242
10/31/15	$10,265	$10,279
11/30/15	$10,294	$10,309
12/31/15	$10,129	$10,146
01/31/16	$9,628	$9,643
02/29/16	$9,618	$9,630
03/31/16	$10,266	$10,283
04/30/16	$10,325	$10,323
05/31/16	$10,511	$10,509
06/30/16	$10,541	$10,536
07/31/16	$10,924	$10,924
08/31/16	$10,943	$10,940
09/30/16	$10,943	$10,942
10/31/16	$10,737	$10,742
11/30/16	$11,140	$11,140
12/31/16	$11,362	$11,360
01/31/17	$11,573	$11,575
02/28/17	$12,035	$12,035
03/31/17	$12,045	$12,049
04/30/17	$12,165	$12,173
05/31/17	$12,336	$12,344
06/30/17	$12,406	$12,421
07/31/17	$12,667	$12,677
08/31/17	$12,697	$12,715
09/30/17	$12,968	$12,978
10/31/17	$13,270	$13,281
11/30/17	$13,671	$13,688
12/31/17	$13,823	$13,840
01/31/18	$14,617	$14,632
02/28/18	$14,088	$14,093
03/31/18	$13,728	$13,735
04/30/18	$13,770	$13,788
05/31/18	$14,109	$14,120
06/30/18	$14,194	$14,207
07/31/18	$14,712	$14,735
08/31/18	$15,198	$15,215
09/30/18	$15,283	$15,302
10/31/18	$14,236	$14,256
11/30/18	$14,532	$14,547
12/31/18	$13,213	$13,233
01/31/19	$14,268	$14,294
02/28/19	$14,728	$14,753
03/31/19	$15,020	$15,039
04/30/19	$15,626	$15,648
05/31/19	$14,638	$14,654
06/30/19	$15,660	$15,687
07/31/19	$15,884	$15,912
08/31/19	$15,637	$15,660
09/30/19	$15,929	$15,953
10/31/19	$16,266	$16,299
11/30/19	$16,861	$16,890
12/31/19	$17,362	$17,400
01/31/20	$17,362	$17,393
02/29/20	$15,938	$15,961
03/31/20	$13,961	$13,990
04/30/20	$15,751	$15,783
05/31/20	$16,498	$16,535
06/30/20	$16,825	$16,864
07/31/20	$17,774	$17,815
08/31/20	$19,048	$19,095
09/30/20	$18,323	$18,370
10/31/20	$17,836	$17,881
11/30/20	$19,780	$19,839
12/31/20	$20,540	$20,601
01/31/21	$20,330	$20,393
02/28/21	$20,884	$20,956
03/31/21	$21,801	$21,873
04/30/21	$22,957	$23,041
05/31/21	$23,117	$23,202
06/30/21	$23,653	$23,743
07/31/21	$24,213	$24,307
08/31/21	$24,946	$25,047
09/30/21	$23,786	$23,882
10/31/21	$25,450	$25,555
11/30/21	$25,273	$25,378
12/31/21	$26,398	$26,515
01/31/22	$25,030	$25,143
02/28/22	$24,281	$24,390
03/31/22	$25,184	$25,296
04/30/22	$22,988	$23,090
05/31/22	$23,026	$23,132
06/30/22	$21,122	$21,223
07/31/22	$23,066	$23,180
08/31/22	$22,126	$22,234
09/30/22	$20,090	$20,187
10/31/22	$21,714	$21,821
11/30/22	$22,926	$23,040
12/31/22	$21,599	$21,713
01/31/23	$22,956	$23,077
02/28/23	$22,395	$22,514
03/31/23	$23,215	$23,341
04/30/23	$23,577	$23,705
05/31/23	$23,682	$23,808
06/30/23	$25,246	$25,381
07/31/23	$26,055	$26,197
08/31/23	$25,644	$25,780
09/30/23	$24,423	$24,550
10/31/23	$23,911	$24,034
11/30/23	$26,093	$26,229
12/31/23	$27,274	$27,421
01/31/24	$27,731	$27,882
02/29/24	$29,211	$29,370
03/31/24	$30,151	$30,315
04/30/24	$28,922	$29,077
05/31/24	$30,355	$30,519
06/30/24	$31,443	$31,614
07/31/24	$31,826	$31,999
08/31/24	$32,598	$32,775
09/30/24	$33,290	$33,475
10/31/24	$32,988	$33,171
11/30/24	$34,923	$35,119
12/31/24	$34,089	$34,281

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSEYX	24.99%	14.45%	13.05%
S&P 500 Index	25.02%	14.53%	13.10%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 14,977,099,521
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$14,977,099,521 Number of Portfolio Holdings506 Portfolio Turnover Rate4% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Apple, Inc.	7.5%
NVIDIA Corp.	6.5%
Microsoft Corp.	6.2%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc., Class A	2.5%
Tesla, Inc.	2.2%
Alphabet, Inc., Class A	2.2%
Broadcom, Inc.	2.1%
Alphabet, Inc., Class C	1.8%
Berkshire Hathaway, Inc., Class B	1.6%

Top Ten Sectors

Sector	%
Information Technology	32.1%
Financials	13.5%
Consumer Discretionary	11.1%
Health Care	10.0%
Communication Services	9.3%
Industrials	8.0%
Consumer Staples	5.4%
Energy	3.1%
Utilities	2.3%
Real Estate	2.1%

C000136662
Shareholder Report [Line Items]
Fund Name	State Street Global All Cap Equity ex-U.S. Index Fund
Class Name	Class A
Trading Symbol	SSGHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.44%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global economic activity expanded further in the fourth quarter, closing 2024 on a high note with strong growth in information technology. The United States outperformed other regions, while much of the rest of the world, including Europe and China, continued to struggle. Inflation ticked higher in major developed economies, sitting above central banks targets, while unemployment rate remained at or near historical lows. While markets initially rallied through the first three quarters of the year, last quarter saw a sharp reversal as the U.S. Federal Reserve tempered expectations for further rate cuts, citing slower-than-expected progress on inflation. Developed Markets outperformed Emerging Markets, primarily due to the strong performance of U.S. equities. From a sector perspective, biggest gains came from financials (17.54%) and information technology (11.29%), and communication services (11.26%). The weakest sectors were materials (-11.09%) and consumer staples (-6.84%). The strongest contributors to the Fund's performance were Taiwan Semiconductor, Tencent, and Constellation Software. The weakest contributors to the Fund's return were Samsung Electronics, Nestle, and BHP Group.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSGHX with load	MSCI All Country World ex USA Index	MSCI ACWI ex USA Investable Market Index
12/31/14	$9,475	$10,000	$10,000
01/31/15	$9,454	$9,985	$9,985
02/28/15	$9,992	$10,519	$10,519
03/31/15	$9,826	$10,349	$10,349
04/30/15	$10,291	$10,872	$10,872
05/31/15	$10,157	$10,702	$10,702
06/30/15	$9,878	$10,403	$10,403
07/31/15	$9,847	$10,375	$10,375
08/31/15	$9,093	$9,582	$9,582
09/30/15	$8,690	$9,137	$9,137
10/31/15	$9,268	$9,818	$9,818
11/30/15	$9,113	$9,615	$9,615
12/31/15	$8,890	$9,434	$9,434
01/31/16	$8,396	$8,792	$8,792
02/29/16	$8,238	$8,692	$8,692
03/31/16	$8,911	$9,398	$9,398
04/30/16	$9,132	$9,646	$9,646
05/31/16	$8,985	$9,483	$9,483
06/30/16	$8,911	$9,338	$9,338
07/31/16	$9,279	$9,800	$9,800
08/31/16	$9,332	$9,862	$9,862
09/30/16	$9,490	$9,983	$9,983
10/31/16	$9,300	$9,840	$9,840
11/30/16	$9,090	$9,612	$9,612
12/31/16	$9,313	$9,858	$9,858
01/31/17	$9,632	$10,207	$10,207
02/28/17	$9,781	$10,370	$10,370
03/31/17	$10,026	$10,633	$10,633
04/30/17	$10,240	$10,860	$10,860
05/31/17	$10,581	$11,213	$11,213
06/30/17	$10,612	$11,248	$11,248
07/31/17	$10,985	$11,662	$11,662
08/31/17	$11,049	$11,723	$11,723
09/30/17	$11,252	$11,941	$11,941
10/31/17	$11,454	$12,165	$12,165
11/30/17	$11,571	$12,264	$12,264
12/31/17	$11,797	$12,538	$12,538
01/31/18	$12,460	$13,237	$13,237
02/28/18	$11,786	$12,613	$12,613
03/31/18	$11,709	$12,390	$12,390
04/30/18	$11,797	$12,588	$12,588
05/31/18	$11,565	$12,297	$12,297
06/30/18	$11,333	$12,066	$12,066
07/31/18	$11,609	$12,355	$12,355
08/31/18	$11,344	$12,096	$12,096
09/30/18	$11,399	$12,151	$12,151
10/31/18	$10,470	$11,163	$11,163
11/30/18	$10,570	$11,269	$11,269
12/31/18	$10,100	$10,758	$10,758
01/31/19	$10,876	$11,571	$11,571
02/28/19	$11,067	$11,797	$11,797
03/31/19	$11,127	$11,868	$11,868
04/30/19	$11,425	$12,181	$12,181
05/31/19	$10,817	$11,527	$11,527
06/30/19	$11,461	$12,222	$12,222
07/31/19	$11,270	$12,074	$12,074
08/31/19	$10,960	$11,701	$11,701
09/30/19	$11,234	$12,002	$12,002
10/31/19	$11,617	$12,421	$12,415
11/30/19	$11,724	$12,530	$12,538
12/31/19	$12,223	$13,073	$13,091
01/31/20	$11,786	$12,722	$12,731
02/29/20	$10,964	$11,716	$11,703
03/31/20	$9,182	$10,020	$9,935
04/30/20	$9,962	$10,779	$10,744
05/31/20	$10,375	$11,132	$11,135
06/30/20	$10,856	$11,635	$11,620
07/31/20	$11,313	$12,153	$12,146
08/31/20	$11,819	$12,674	$12,702
09/30/20	$11,571	$12,362	$12,409
10/31/20	$11,303	$12,096	$12,134
11/30/20	$12,791	$13,724	$13,772
12/31/20	$13,502	$14,465	$14,546
01/31/21	$13,501	$14,497	$14,570
02/28/21	$13,797	$14,784	$14,891
03/31/21	$13,985	$14,971	$15,095
04/30/21	$14,419	$15,411	$15,573
05/31/21	$14,838	$15,893	$16,043
06/30/21	$14,758	$15,790	$15,939
07/31/21	$14,558	$15,530	$15,733
08/31/21	$14,835	$15,825	$16,041
09/30/21	$14,293	$15,319	$15,531
10/31/21	$14,674	$15,684	$15,883
11/30/21	$13,961	$14,978	$15,158
12/31/21	$14,566	$15,597	$15,786
01/31/22	$14,100	$15,022	$15,146
02/28/22	$13,686	$14,725	$14,861
03/31/22	$13,664	$14,748	$14,903
04/30/22	$12,763	$13,822	$13,963
05/31/22	$12,944	$13,922	$14,031
06/30/22	$11,790	$12,724	$12,774
07/31/22	$12,259	$13,160	$13,254
08/31/22	$11,777	$12,736	$12,839
09/30/22	$10,578	$11,463	$11,537
10/31/22	$10,947	$11,806	$11,886
11/30/22	$12,315	$13,199	$13,251
12/31/22	$12,115	$13,101	$13,169
01/31/23	$13,135	$14,163	$14,220
02/28/23	$12,633	$13,666	$13,740
03/31/23	$12,935	$14,000	$14,033
04/30/23	$13,160	$14,243	$14,271
05/31/23	$12,661	$13,726	$13,769
06/30/23	$13,243	$14,341	$14,367
07/31/23	$13,759	$14,925	$14,971
08/31/23	$13,159	$14,250	$14,331
09/30/23	$12,723	$13,800	$13,866
10/31/23	$12,214	$13,231	$13,266
11/30/23	$13,271	$14,422	$14,472
12/31/23	$13,950	$15,147	$15,226
01/31/24	$13,738	$14,996	$15,059
02/29/24	$14,106	$15,376	$15,409
03/31/24	$14,520	$15,856	$15,885
04/30/24	$14,209	$15,572	$15,607
05/31/24	$14,766	$16,024	$16,067
06/30/24	$14,660	$16,008	$16,030
07/31/24	$15,023	$16,379	$16,435
08/31/24	$15,415	$16,846	$16,880
09/30/24	$15,823	$17,299	$17,342
10/31/24	$14,985	$16,450	$16,483
11/30/24	$14,916	$16,301	$16,344
12/31/24	$14,581	$15,985	$16,022

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSGHX	4.53%	3.59%	4.40%
SSGHX (Adjusted for the 5.25% Maximum Sales Charge)	(0.96%)	2.48%	3.84%
MSCI All Country World ex USA Index	5.53%	4.10%	4.80%
MSCI ACWI ex USA Investable Market Index	5.23%	4.12%	4.83%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 2,343,963,585
Holdings Count | Holding	6,160
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,343,963,585
  Number of Portfolio Holdings6,160
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Tencent Holdings Ltd.	1.1%
ASML Holding NV	0.9%
Novo Nordisk AS, Class B	0.9%
SAP SE	0.8%
Nestle SA	0.7%
Roche Holding AG	0.6%
AstraZeneca PLC	0.6%
Toyota Motor Corp.	0.6%
Novartis AG	0.6%

Top Ten Countries

Country	%
Japan	14.4%
Canada	7.4%
China	7.4%
United Kingdom	6.9%
India	6.0%
Taiwan	5.6%
Germany	5.0%
France	5.0%
United States	4.7%
Australia	4.6%

C000136664
Shareholder Report [Line Items]
Fund Name	State Street Global All Cap Equity ex-U.S. Index Fund
Class Name	Class I
Trading Symbol	SSGJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$7	0.07%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global economic activity expanded further in the fourth quarter, closing 2024 on a high note with strong growth in information technology. The United States outperformed other regions, while much of the rest of the world, including Europe and China, continued to struggle. Inflation ticked higher in major developed economies, sitting above central banks targets, while unemployment rate remained at or near historical lows. While markets initially rallied through the first three quarters of the year, last quarter saw a sharp reversal as the U.S. Federal Reserve tempered expectations for further rate cuts, citing slower-than-expected progress on inflation. Developed Markets outperformed Emerging Markets, primarily due to the strong performance of U.S. equities. From a sector perspective, biggest gains came from financials (17.54%) and information technology (11.29%), and communication services (11.26%). The weakest sectors were materials (-11.09%) and consumer staples (-6.84%). The strongest contributors to the Fund's performance were Taiwan Semiconductor, Tencent, and Constellation Software. The weakest contributors to the Fund's return were Samsung Electronics, Nestle, and BHP Group.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSGJX	MSCI All Country World ex USA Index	MSCI ACWI ex USA Investable Market Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,989	$9,985	$9,985
02/28/15	$10,545	$10,519	$10,519
03/31/15	$10,371	$10,349	$10,349
04/30/15	$10,862	$10,872	$10,872
05/31/15	$10,731	$10,702	$10,702
06/30/15	$10,436	$10,403	$10,403
07/31/15	$10,403	$10,375	$10,375
08/31/15	$9,607	$9,582	$9,582
09/30/15	$9,193	$9,137	$9,137
10/31/15	$9,804	$9,818	$9,818
11/30/15	$9,640	$9,615	$9,615
12/31/15	$9,406	$9,434	$9,434
01/31/16	$8,883	$8,792	$8,792
02/29/16	$8,716	$8,692	$8,692
03/31/16	$9,428	$9,398	$9,398
04/30/16	$9,673	$9,646	$9,646
05/31/16	$9,517	$9,483	$9,483
06/30/16	$9,439	$9,338	$9,338
07/31/16	$9,829	$9,800	$9,800
08/31/16	$9,884	$9,862	$9,862
09/30/16	$10,051	$9,983	$9,983
10/31/16	$9,862	$9,840	$9,840
11/30/16	$9,640	$9,612	$9,612
12/31/16	$9,878	$9,858	$9,858
01/31/17	$10,217	$10,207	$10,207
02/28/17	$10,375	$10,370	$10,370
03/31/17	$10,646	$10,633	$10,633
04/30/17	$10,872	$10,860	$10,860
05/31/17	$11,234	$11,213	$11,213
06/30/17	$11,268	$11,248	$11,248
07/31/17	$11,675	$11,662	$11,662
08/31/17	$11,742	$11,723	$11,723
09/30/17	$11,957	$11,941	$11,941
10/31/17	$12,183	$12,165	$12,165
11/30/17	$12,307	$12,264	$12,264
12/31/17	$12,544	$12,538	$12,538
01/31/18	$13,250	$13,237	$13,237
02/28/18	$12,544	$12,613	$12,613
03/31/18	$12,462	$12,390	$12,390
04/30/18	$12,568	$12,588	$12,588
05/31/18	$12,309	$12,297	$12,297
06/30/18	$12,062	$12,066	$12,066
07/31/18	$12,356	$12,355	$12,355
08/31/18	$12,074	$12,096	$12,096
09/30/18	$12,133	$12,151	$12,151
10/31/18	$11,145	$11,163	$11,163
11/30/18	$11,263	$11,269	$11,269
12/31/18	$10,766	$10,758	$10,758
01/31/19	$11,592	$11,571	$11,571
02/28/19	$11,796	$11,797	$11,797
03/31/19	$11,872	$11,868	$11,868
04/30/19	$12,190	$12,181	$12,181
05/31/19	$11,529	$11,527	$11,527
06/30/19	$12,215	$12,222	$12,222
07/31/19	$12,012	$12,074	$12,074
08/31/19	$11,694	$11,701	$11,701
09/30/19	$11,986	$12,002	$12,002
10/31/19	$12,406	$12,421	$12,415
11/30/19	$12,520	$12,530	$12,538
12/31/19	$13,053	$13,073	$13,091
01/31/20	$12,600	$12,722	$12,731
02/29/20	$11,722	$11,716	$11,703
03/31/20	$9,833	$10,020	$9,935
04/30/20	$10,660	$10,779	$10,744
05/31/20	$11,104	$11,132	$11,135
06/30/20	$11,621	$11,635	$11,620
07/31/20	$12,113	$12,153	$12,146
08/31/20	$12,659	$12,674	$12,702
09/30/20	$12,397	$12,362	$12,409
10/31/20	$12,113	$12,096	$12,134
11/30/20	$13,710	$13,724	$13,772
12/31/20	$14,477	$14,465	$14,546
01/31/21	$14,479	$14,497	$14,570
02/28/21	$14,801	$14,784	$14,891
03/31/21	$15,007	$14,971	$15,095
04/30/21	$15,478	$15,411	$15,573
05/31/21	$15,932	$15,893	$16,043
06/30/21	$15,848	$15,790	$15,939
07/31/21	$15,639	$15,530	$15,733
08/31/21	$15,938	$15,825	$16,041
09/30/21	$15,361	$15,319	$15,531
10/31/21	$15,774	$15,684	$15,883
11/30/21	$15,012	$14,978	$15,158
12/31/21	$15,665	$15,597	$15,786
01/31/22	$15,168	$15,022	$15,146
02/28/22	$14,727	$14,725	$14,861
03/31/22	$14,707	$14,748	$14,903
04/30/22	$13,738	$13,822	$13,963
05/31/22	$13,939	$13,922	$14,031
06/30/22	$12,700	$12,724	$12,774
07/31/22	$13,209	$13,160	$13,254
08/31/22	$12,691	$12,736	$12,839
09/30/22	$11,403	$11,463	$11,537
10/31/22	$11,805	$11,806	$11,886
11/30/22	$13,285	$13,199	$13,251
12/31/22	$13,068	$13,101	$13,169
01/31/23	$14,171	$14,163	$14,220
02/28/23	$13,634	$13,666	$13,740
03/31/23	$13,963	$14,000	$14,033
04/30/23	$14,212	$14,243	$14,271
05/31/23	$13,679	$13,726	$13,769
06/30/23	$14,309	$14,341	$14,367
07/31/23	$14,871	$14,925	$14,971
08/31/23	$14,226	$14,250	$14,331
09/30/23	$13,761	$13,800	$13,866
10/31/23	$13,216	$13,231	$13,266
11/30/23	$14,365	$14,422	$14,472
12/31/23	$15,104	$15,147	$15,226
01/31/24	$14,881	$14,996	$15,059
02/29/24	$15,284	$15,376	$15,409
03/31/24	$15,739	$15,856	$15,885
04/30/24	$15,406	$15,572	$15,607
05/31/24	$16,016	$16,024	$16,067
06/30/24	$15,906	$16,008	$16,030
07/31/24	$16,301	$16,379	$16,435
08/31/24	$16,733	$16,846	$16,880
09/30/24	$17,182	$17,299	$17,342
10/31/24	$16,276	$16,450	$16,483
11/30/24	$16,206	$16,301	$16,344
12/31/24	$15,846	$15,985	$16,022

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSGJX	4.92%	3.96%	4.71%
MSCI All Country World ex USA Index	5.53%	4.10%	4.80%
MSCI ACWI ex USA Investable Market Index	5.23%	4.12%	4.83%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 2,343,963,585
Holdings Count | Holding	6,160
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,343,963,585
  Number of Portfolio Holdings6,160
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Tencent Holdings Ltd.	1.1%
ASML Holding NV	0.9%
Novo Nordisk AS, Class B	0.9%
SAP SE	0.8%
Nestle SA	0.7%
Roche Holding AG	0.6%
AstraZeneca PLC	0.6%
Toyota Motor Corp.	0.6%
Novartis AG	0.6%

Top Ten Countries

Country	%
Japan	14.4%
Canada	7.4%
China	7.4%
United Kingdom	6.9%
India	6.0%
Taiwan	5.6%
Germany	5.0%
France	5.0%
United States	4.7%
Australia	4.6%

C000136663
Shareholder Report [Line Items]
Fund Name	State Street Global All Cap Equity ex-U.S. Index Fund
Class Name	Class K
Trading Symbol	SSGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$2	0.02%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global economic activity expanded further in the fourth quarter, closing 2024 on a high note with strong growth in information technology. The United States outperformed other regions, while much of the rest of the world, including Europe and China, continued to struggle. Inflation ticked higher in major developed economies, sitting above central banks targets, while unemployment rate remained at or near historical lows. While markets initially rallied through the first three quarters of the year, last quarter saw a sharp reversal as the U.S. Federal Reserve tempered expectations for further rate cuts, citing slower-than-expected progress on inflation. Developed Markets outperformed Emerging Markets, primarily due to the strong performance of U.S. equities. From a sector perspective, biggest gains came from financials (17.54%) and information technology (11.29%), and communication services (11.26%). The weakest sectors were materials (-11.09%) and consumer staples (-6.84%). The strongest contributors to the Fund's performance were Taiwan Semiconductor, Tencent, and Constellation Software. The weakest contributors to the Fund's return were Samsung Electronics, Nestle, and BHP Group.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSGLX	MSCI All Country World ex USA Index	MSCI ACWI ex USA Investable Market Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,989	$9,985	$9,985
02/28/15	$10,556	$10,519	$10,519
03/31/15	$10,382	$10,349	$10,349
04/30/15	$10,872	$10,872	$10,872
05/31/15	$10,731	$10,702	$10,702
06/30/15	$10,436	$10,403	$10,403
07/31/15	$10,403	$10,375	$10,375
08/31/15	$9,607	$9,582	$9,582
09/30/15	$9,193	$9,137	$9,137
10/31/15	$9,804	$9,818	$9,818
11/30/15	$9,640	$9,615	$9,615
12/31/15	$9,406	$9,434	$9,434
01/31/16	$8,883	$8,792	$8,792
02/29/16	$8,716	$8,692	$8,692
03/31/16	$9,428	$9,398	$9,398
04/30/16	$9,673	$9,646	$9,646
05/31/16	$9,517	$9,483	$9,483
06/30/16	$9,439	$9,338	$9,338
07/31/16	$9,829	$9,800	$9,800
08/31/16	$9,884	$9,862	$9,862
09/30/16	$10,051	$9,983	$9,983
10/31/16	$9,862	$9,840	$9,840
11/30/16	$9,640	$9,612	$9,612
12/31/16	$9,878	$9,858	$9,858
01/31/17	$10,217	$10,207	$10,207
02/28/17	$10,375	$10,370	$10,370
03/31/17	$10,646	$10,633	$10,633
04/30/17	$10,872	$10,860	$10,860
05/31/17	$11,234	$11,213	$11,213
06/30/17	$11,268	$11,248	$11,248
07/31/17	$11,686	$11,662	$11,662
08/31/17	$11,754	$11,723	$11,723
09/30/17	$11,968	$11,941	$11,941
10/31/17	$12,194	$12,165	$12,165
11/30/17	$12,319	$12,264	$12,264
12/31/17	$12,556	$12,538	$12,538
01/31/18	$13,261	$13,237	$13,237
02/28/18	$12,556	$12,613	$12,613
03/31/18	$12,473	$12,390	$12,390
04/30/18	$12,579	$12,588	$12,588
05/31/18	$12,332	$12,297	$12,297
06/30/18	$12,097	$12,066	$12,066
07/31/18	$12,403	$12,355	$12,355
08/31/18	$12,132	$12,096	$12,096
09/30/18	$12,191	$12,151	$12,151
10/31/18	$11,204	$11,163	$11,163
11/30/18	$11,309	$11,269	$11,269
12/31/18	$10,794	$10,758	$10,758
01/31/19	$11,635	$11,571	$11,571
02/28/19	$11,838	$11,797	$11,797
03/31/19	$11,902	$11,868	$11,868
04/30/19	$12,234	$12,181	$12,181
05/31/19	$11,584	$11,527	$11,527
06/30/19	$12,272	$12,222	$12,222
07/31/19	$12,068	$12,074	$12,074
08/31/19	$11,749	$11,701	$11,701
09/30/19	$12,042	$12,002	$12,002
10/31/19	$12,463	$12,421	$12,415
11/30/19	$12,578	$12,530	$12,538
12/31/19	$13,113	$13,073	$13,091
01/31/20	$12,659	$12,722	$12,731
02/29/20	$11,791	$11,716	$11,703
03/31/20	$9,881	$10,020	$9,935
04/30/20	$10,714	$10,779	$10,744
05/31/20	$11,162	$11,132	$11,135
06/30/20	$11,684	$11,635	$11,620
07/31/20	$12,181	$12,153	$12,146
08/31/20	$12,731	$12,674	$12,702
09/30/20	$12,468	$12,362	$12,409
10/31/20	$12,185	$12,096	$12,134
11/30/20	$13,792	$13,724	$13,772
12/31/20	$14,566	$14,465	$14,546
01/31/21	$14,570	$14,497	$14,570
02/28/21	$14,895	$14,784	$14,891
03/31/21	$15,103	$14,971	$15,095
04/30/21	$15,579	$15,411	$15,573
05/31/21	$16,037	$15,893	$16,043
06/30/21	$15,954	$15,790	$15,939
07/31/21	$15,745	$15,530	$15,733
08/31/21	$16,051	$15,825	$16,041
09/30/21	$15,471	$15,319	$15,531
10/31/21	$15,890	$15,684	$15,883
11/30/21	$15,123	$14,978	$15,158
12/31/21	$15,783	$15,597	$15,786
01/31/22	$15,285	$15,022	$15,146
02/28/22	$14,841	$14,725	$14,861
03/31/22	$14,824	$14,748	$14,903
04/30/22	$13,850	$13,822	$13,963
05/31/22	$14,052	$13,922	$14,031
06/30/22	$12,805	$12,724	$12,774
07/31/22	$13,319	$13,160	$13,254
08/31/22	$12,799	$12,736	$12,839
09/30/22	$11,501	$11,463	$11,537
10/31/22	$11,908	$11,806	$11,886
11/30/22	$13,401	$13,199	$13,251
12/31/22	$13,186	$13,101	$13,169
01/31/23	$14,303	$14,163	$14,220
02/28/23	$13,760	$13,666	$13,740
03/31/23	$14,095	$14,000	$14,033
04/30/23	$14,347	$14,243	$14,271
05/31/23	$13,808	$13,726	$13,769
06/30/23	$14,447	$14,341	$14,367
07/31/23	$15,016	$14,925	$14,971
08/31/23	$14,366	$14,250	$14,331
09/30/23	$13,895	$13,800	$13,866
10/31/23	$13,345	$13,231	$13,266
11/30/23	$14,505	$14,422	$14,472
12/31/23	$15,252	$15,147	$15,226
01/31/24	$15,027	$14,996	$15,059
02/29/24	$15,435	$15,376	$15,409
03/31/24	$15,894	$15,856	$15,885
04/30/24	$15,560	$15,572	$15,607
05/31/24	$16,175	$16,024	$16,067
06/30/24	$16,065	$16,008	$16,030
07/31/24	$16,466	$16,379	$16,435
08/31/24	$16,900	$16,846	$16,880
09/30/24	$17,355	$17,299	$17,342
10/31/24	$16,443	$16,450	$16,483
11/30/24	$16,373	$16,301	$16,344
12/31/24	$16,012	$15,985	$16,022

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSGLX	4.98%	4.08%	4.82%
MSCI All Country World ex USA Index	5.53%	4.10%	4.80%
MSCI ACWI ex USA Investable Market Index	5.23%	4.12%	4.83%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 2,343,963,585
Holdings Count | Holding	6,160
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$2,343,963,585
  Number of Portfolio Holdings6,160
  Portfolio Turnover Rate1%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Tencent Holdings Ltd.	1.1%
ASML Holding NV	0.9%
Novo Nordisk AS, Class B	0.9%
SAP SE	0.8%
Nestle SA	0.7%
Roche Holding AG	0.6%
AstraZeneca PLC	0.6%
Toyota Motor Corp.	0.6%
Novartis AG	0.6%

Top Ten Countries

Country	%
Japan	14.4%
Canada	7.4%
China	7.4%
United Kingdom	6.9%
India	6.0%
Taiwan	5.6%
Germany	5.0%
France	5.0%
United States	4.7%
Australia	4.6%

C000143853
Shareholder Report [Line Items]
Fund Name	State Street Global All Cap Equity ex-U.S. Index Portfolio
Trading Symbol	SSGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Global All Cap Equity ex-U.S. Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Global All Cap Equity ex-U.S. Index Portfolio	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Global economic activity expanded further in the fourth quarter, closing 2024 on a high note with strong growth in information technology. The United States outperformed other regions, while much of the rest of the world, including Europe and China, continued to struggle. Inflation ticked higher in major developed economies, sitting above central banks targets, while unemployment rate remained at or near historical lows. While markets initially rallied through the first three quarters of the year, last quarter saw a sharp reversal as the U.S. Federal Reserve tempered expectations for further rate cuts, citing slower-than-expected progress on inflation. Developed Markets outperformed Emerging Markets, primarily due to the strong performance of U.S. equities. From a sector perspective, biggest gains came from financials (17.54%) and information technology (11.29%), and communication services (11.26%). The weakest sectors were materials (-11.09%) and consumer staples (-6.84%). The strongest contributors to the Fund's performance were Taiwan Semiconductor, Tencent, and Constellation Software. The weakest contributors to the Fund's return were Samsung Electronics, Nestle, and BHP Group.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSGVX	MSCI All Country World ex USA Index	MSCI ACWI ex USA Investable Market Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,989	$9,985	$9,985
02/28/15	$10,556	$10,519	$10,519
03/31/15	$10,382	$10,349	$10,349
04/30/15	$10,872	$10,872	$10,872
05/31/15	$10,742	$10,702	$10,702
06/30/15	$10,447	$10,403	$10,403
07/31/15	$10,414	$10,375	$10,375
08/31/15	$9,618	$9,582	$9,582
09/30/15	$9,204	$9,137	$9,137
10/31/15	$9,815	$9,818	$9,818
11/30/15	$9,651	$9,615	$9,615
12/31/15	$9,416	$9,434	$9,434
01/31/16	$8,893	$8,792	$8,792
02/29/16	$8,725	$8,692	$8,692
03/31/16	$9,439	$9,398	$9,398
04/30/16	$9,684	$9,646	$9,646
05/31/16	$9,528	$9,483	$9,483
06/30/16	$9,450	$9,338	$9,338
07/31/16	$9,840	$9,800	$9,800
08/31/16	$9,896	$9,862	$9,862
09/30/16	$10,063	$9,983	$9,983
10/31/16	$9,873	$9,840	$9,840
11/30/16	$9,650	$9,612	$9,612
12/31/16	$9,893	$9,858	$9,858
01/31/17	$10,233	$10,207	$10,207
02/28/17	$10,391	$10,370	$10,370
03/31/17	$10,663	$10,633	$10,633
04/30/17	$10,889	$10,860	$10,860
05/31/17	$11,252	$11,213	$11,213
06/30/17	$11,285	$11,248	$11,248
07/31/17	$11,704	$11,662	$11,662
08/31/17	$11,772	$11,723	$11,723
09/30/17	$11,987	$11,941	$11,941
10/31/17	$12,214	$12,165	$12,165
11/30/17	$12,338	$12,264	$12,264
12/31/17	$12,584	$12,538	$12,538
01/31/18	$13,294	$13,237	$13,237
02/28/18	$12,584	$12,613	$12,613
03/31/18	$12,502	$12,390	$12,390
04/30/18	$12,607	$12,588	$12,588
05/31/18	$12,363	$12,297	$12,297
06/30/18	$12,130	$12,066	$12,066
07/31/18	$12,433	$12,355	$12,355
08/31/18	$12,165	$12,096	$12,096
09/30/18	$12,223	$12,151	$12,151
10/31/18	$11,234	$11,163	$11,163
11/30/18	$11,338	$11,269	$11,269
12/31/18	$10,824	$10,758	$10,758
01/31/19	$11,664	$11,571	$11,571
02/28/19	$11,868	$11,797	$11,797
03/31/19	$11,940	$11,868	$11,868
04/30/19	$12,264	$12,181	$12,181
05/31/19	$11,628	$11,527	$11,527
06/30/19	$12,324	$12,222	$12,222
07/31/19	$12,120	$12,074	$12,074
08/31/19	$11,796	$11,701	$11,701
09/30/19	$12,096	$12,002	$12,002
10/31/19	$12,515	$12,421	$12,415
11/30/19	$12,635	$12,530	$12,538
12/31/19	$13,173	$13,073	$13,091
01/31/20	$12,715	$12,722	$12,731
02/29/20	$11,838	$11,716	$11,703
03/31/20	$9,923	$10,020	$9,935
04/30/20	$10,763	$10,779	$10,744
05/31/20	$11,212	$11,132	$11,135
06/30/20	$11,736	$11,635	$11,620
07/31/20	$12,235	$12,153	$12,146
08/31/20	$12,787	$12,674	$12,702
09/30/20	$12,524	$12,362	$12,409
10/31/20	$12,238	$12,096	$12,134
11/30/20	$13,854	$13,724	$13,772
12/31/20	$14,631	$14,465	$14,546
01/31/21	$14,636	$14,497	$14,570
02/28/21	$14,961	$14,784	$14,891
03/31/21	$15,171	$14,971	$15,095
04/30/21	$15,649	$15,411	$15,573
05/31/21	$16,109	$15,893	$16,043
06/30/21	$16,027	$15,790	$15,939
07/31/21	$15,817	$15,530	$15,733
08/31/21	$16,124	$15,825	$16,041
09/30/21	$15,542	$15,319	$15,531
10/31/21	$15,963	$15,684	$15,883
11/30/21	$15,192	$14,978	$15,158
12/31/21	$15,855	$15,597	$15,786
01/31/22	$15,355	$15,022	$15,146
02/28/22	$14,910	$14,725	$14,861
03/31/22	$14,892	$14,748	$14,903
04/30/22	$13,915	$13,822	$13,963
05/31/22	$14,119	$13,922	$14,031
06/30/22	$12,867	$12,724	$12,774
07/31/22	$13,383	$13,160	$13,254
08/31/22	$12,861	$12,736	$12,839
09/30/22	$11,557	$11,463	$11,537
10/31/22	$11,965	$11,806	$11,886
11/30/22	$13,465	$13,199	$13,251
12/31/22	$13,251	$13,101	$13,169
01/31/23	$14,372	$14,163	$14,220
02/28/23	$13,828	$13,666	$13,740
03/31/23	$14,165	$14,000	$14,033
04/30/23	$14,417	$14,243	$14,271
05/31/23	$13,877	$13,726	$13,769
06/30/23	$14,518	$14,341	$14,367
07/31/23	$15,090	$14,925	$14,971
08/31/23	$14,438	$14,250	$14,331
09/30/23	$13,965	$13,800	$13,866
10/31/23	$13,412	$13,231	$13,266
11/30/23	$14,579	$14,422	$14,472
12/31/23	$15,329	$15,147	$15,226
01/31/24	$15,103	$14,996	$15,059
02/29/24	$15,512	$15,376	$15,409
03/31/24	$15,975	$15,856	$15,885
04/30/24	$15,639	$15,572	$15,607
05/31/24	$16,258	$16,024	$16,067
06/30/24	$16,148	$16,008	$16,030
07/31/24	$16,550	$16,379	$16,435
08/31/24	$16,988	$16,846	$16,880
09/30/24	$17,446	$17,299	$17,342
10/31/24	$16,529	$16,450	$16,483
11/30/24	$16,458	$16,301	$16,344
12/31/24	$16,095	$15,985	$16,022

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSGVX	5.00%	4.09%	4.87%
MSCI All Country World ex USA Index	5.53%	4.10%	4.80%
MSCI ACWI ex USA Investable Market Index	5.23%	4.12%	4.83%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 8,318,199,412
Holdings Count | Holding	6,160
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$8,318,199,412 Number of Portfolio Holdings6,160 Portfolio Turnover Rate1% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Tencent Holdings Ltd.	1.1%
ASML Holding NV	0.9%
Novo Nordisk AS, Class B	0.9%
SAP SE	0.8%
Nestle SA	0.7%
Roche Holding AG	0.6%
AstraZeneca PLC	0.6%
Toyota Motor Corp.	0.6%
Novartis AG	0.6%

Top Ten Countries

Country	%
Japan	14.4%
Canada	7.4%
China	7.4%
United Kingdom	6.9%
India	6.0%
Taiwan	5.6%
Germany	5.0%
France	5.0%
United States	4.7%
Australia	4.6%

C000155088
Shareholder Report [Line Items]
Fund Name	State Street Hedged International Developed Equity Index Fund
Class Name	Class K
Trading Symbol	SSHQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Hedged International Developed Equity Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$21	0.20%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by accommodative monetary policy, easing inflation, positive earnings growth, solid business activity, resilient economies globally and a strong dollar. During the reporting period, the Fund's use of their current investment strategies did not cause the Fund's performance to materially deviate from the manager's expectations considering the uncertainty of the markets.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSHQX	MSCI All Country World ex USA Index	MSCI EAFE 100% Hedged to USD Index
05/29/15	$10,000	$10,000	$10,000
06/30/15	$9,510	$9,721	$9,549
07/31/15	$9,840	$9,694	$9,884
08/31/15	$9,070	$8,953	$9,127
09/30/15	$8,660	$8,538	$8,693
10/31/15	$9,270	$9,174	$9,381
11/30/15	$9,420	$8,984	$9,502
12/31/15	$9,099	$8,815	$9,245
01/31/16	$8,695	$8,215	$8,719
02/29/16	$8,311	$8,121	$8,408
03/31/16	$8,564	$8,782	$8,668
04/30/16	$8,675	$9,013	$8,779
05/31/16	$8,846	$8,861	$8,948
06/30/16	$8,574	$8,725	$8,604
07/31/16	$8,907	$9,157	$9,020
08/31/16	$8,998	$9,215	$9,112
09/30/16	$9,068	$9,328	$9,150
10/31/16	$9,139	$9,194	$9,266
11/30/16	$9,250	$8,981	$9,381
12/31/16	$9,669	$9,211	$9,814
01/31/17	$9,690	$9,537	$9,835
02/28/17	$9,901	$9,690	$10,052
03/31/17	$10,154	$9,935	$10,307
04/30/17	$10,312	$10,148	$10,464
05/31/17	$10,543	$10,477	$10,698
06/30/17	$10,480	$10,510	$10,626
07/31/17	$10,564	$10,897	$10,711
08/31/17	$10,575	$10,954	$10,721
09/30/17	$10,870	$11,157	$11,023
10/31/17	$11,196	$11,367	$11,359
11/30/17	$11,175	$11,460	$11,312
12/31/17	$11,298	$11,716	$11,467
01/31/18	$11,451	$12,368	$11,623
02/28/18	$11,016	$11,785	$11,265
03/31/18	$10,896	$11,577	$11,035
04/30/18	$11,320	$11,762	$11,539
05/31/18	$11,309	$11,491	$11,483
06/30/18	$11,288	$11,275	$11,470
07/31/18	$11,603	$11,544	$11,794
08/31/18	$11,429	$11,303	$11,618
09/30/18	$11,613	$11,354	$11,804
10/31/18	$10,886	$10,431	$11,068
11/30/18	$10,886	$10,529	$11,066
12/31/18	$10,253	$10,053	$10,439
01/31/19	$10,848	$10,812	$11,036
02/28/19	$11,233	$11,024	$11,438
03/31/19	$11,420	$11,089	$11,615
04/30/19	$11,828	$11,382	$12,029
05/31/19	$11,303	$10,771	$11,499
06/30/19	$11,816	$11,420	$12,022
07/31/19	$11,886	$11,282	$12,129
08/31/19	$11,664	$10,933	$11,861
09/30/19	$12,096	$11,215	$12,299
10/31/19	$12,329	$11,606	$12,532
11/30/19	$12,598	$11,708	$12,811
12/31/19	$12,798	$12,215	$13,011
01/31/20	$12,553	$11,887	$12,872
02/29/20	$11,719	$10,947	$11,863
03/31/20	$10,138	$9,362	$10,420
04/30/20	$10,770	$10,072	$11,003
05/31/20	$11,267	$10,401	$11,455
06/30/20	$11,611	$10,872	$11,765
07/31/20	$11,356	$11,356	$11,552
08/31/20	$11,829	$11,842	$12,032
09/30/20	$11,745	$11,551	$11,922
10/31/20	$11,290	$11,303	$11,461
11/30/20	$12,779	$12,823	$13,001
12/31/20	$13,111	$13,516	$13,337
01/31/21	$13,050	$13,546	$13,293
02/28/21	$13,408	$13,814	$13,644
03/31/21	$14,104	$13,989	$14,353
04/30/21	$14,293	$14,400	$14,543
05/31/21	$14,699	$14,851	$14,855
06/30/21	$14,811	$14,755	$15,063
07/31/21	$14,873	$14,511	$15,129
08/31/21	$15,207	$14,787	$15,474
09/30/21	$14,944	$14,314	$15,284
10/31/21	$15,363	$14,655	$15,628
11/30/21	$14,939	$13,996	$15,249
12/31/21	$15,642	$14,574	$15,928
01/31/22	$15,211	$14,037	$15,364
02/28/22	$14,729	$13,759	$15,035
03/31/22	$14,993	$13,781	$15,369
04/30/22	$14,771	$12,916	$15,182
05/31/22	$14,883	$13,008	$15,164
06/30/22	$13,991	$11,889	$14,251
07/31/22	$14,801	$12,296	$15,012
08/31/22	$14,366	$11,901	$14,702
09/30/22	$13,515	$10,711	$13,850
10/31/22	$14,350	$11,031	$14,616
11/30/22	$15,509	$12,334	$15,635
12/31/22	$14,895	$12,241	$15,194
01/31/23	$15,951	$13,234	$16,204
02/28/23	$16,008	$12,770	$16,337
03/31/23	$16,171	$13,082	$16,460
04/30/23	$16,577	$13,309	$16,875
05/31/23	$16,333	$12,825	$16,653
06/30/23	$16,998	$13,401	$17,289
07/31/23	$17,265	$13,946	$17,623
08/31/23	$16,995	$13,316	$17,343
09/30/23	$16,844	$12,895	$17,195
10/31/23	$16,404	$12,363	$16,662
11/30/23	$17,292	$13,476	$17,668
12/31/23	$17,834	$14,153	$18,225
01/31/24	$18,224	$14,012	$18,726
02/29/24	$18,909	$14,367	$19,328
03/31/24	$19,681	$14,816	$20,140
04/30/24	$19,469	$14,550	$20,011
05/31/24	$20,209	$14,973	$20,553
06/30/24	$20,036	$14,958	$20,483
07/31/24	$20,189	$15,305	$20,688
08/31/24	$20,364	$15,740	$20,820
09/30/24	$20,330	$16,164	$20,785
10/31/24	$19,995	$15,371	$20,523
11/30/24	$20,216	$15,232	$20,677
12/31/24	$20,277	$14,936	$20,803

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 05/29/15
SSHQX	13.69%	9.64%	7.65%
MSCI All Country World ex USA Index	5.53%	4.10%	4.27%
MSCI EAFE 100% Hedged to USD Index	14.14%	9.84%	7.94%

Performance Inception Date	May 29, 2015
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 3,748,875,676
Holdings Count | Holding	817
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$3,748,875,676
  Number of Portfolio Holdings817
  Portfolio Turnover Rate3%
  Total Advisory Fees Paid$0

Portfolio turnover rate is from the Portfolio, in which the Fund invests;  Advisory fees paid are not inclusive of the Advisory fees paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
ASML Holding NV	1.6%
Novo Nordisk AS, Class B	1.6%
SAP SE	1.4%
Nestle SA	1.2%
Roche Holding AG	1.1%
AstraZeneca PLC	1.1%
Toyota Motor Corp.	1.1%
Shell PLC	1.1%
Novartis AG	1.1%
LVMH Moet Hennessy Louis Vuitton SE	1.0%

Top Ten Countries

Country	%
Japan	20.8%
United Kingdom	10.2%
France	8.4%
Germany	8.3%
United States	8.1%
Australia	6.7%
Switzerland	5.8%
Netherlands	3.8%
Sweden	2.8%
Denmark	2.6%

C000143774
Shareholder Report [Line Items]
Fund Name	State Street Institutional Liquid Reserves Fund
Class Name	Administration Class
Trading Symbol	SSYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$38	0.37%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
Material Change Date	Dec. 31, 2024
AssetsNet	$ 9,800,457,007
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$9,800,457,007
  Number of Portfolio Holdings102
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
Goldman Sachs Tri Party D, 4.46%, due 01/02/25	5.7%
JP Morgan Sec Llc Tpr D Tri Party Repo D, 4.46%, due 01/02/25	3.9%
Australia and New Zealand Bank, 4.34%, due 01/02/25	3.3%
Citibank N.A., 4.37%, due 01/02/25	3.1%
KBC Bank NV, 4.33%, due 01/02/25	3.1%
Royal Bank of Canada, 4.35%, due 01/02/25	3.1%
Canadian Imperial Bank of Comm, 4.33%, due 01/02/25	3.1%
Barclays Bank PLC US Tri D, 4.47%, due 01/02/25	3.1%
Goldman Sachs Tri Party A, 4.45%, due 01/02/25	3.1%
Bank of America Merrill Lynch Tri Party BB2, 4.40%, due 01/02/25	2.5%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	64.8%
8 to 30 Days	11.6%
31 to 60 Days	8.0%
61 to 90 Days	2.6%
91 to 180 Days	10.2%
Over 180 Days	1.9%

Material Fund Change Objectives [Text Block]

The Board approved the conversion of the Fund to qualify as a “government money market fund” expected to become effective on or about March 7, 2025. As a result, the Fund will be renamed the State Street Institutional Liquid Reserves Government Money Market Fund and will seek to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio. Subsequently, the Board has approved the merger (the “Reorganization”) of the Fund with and into State Street Institutional U.S. Government Money Market Fund. The Reorganization is expected to occur on or about June 13, 2025. The Reorganization will be effected without a shareholder vote.

Material Fund Change Adviser [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the information statement/prospectus, which is expected to be mailed to shareholders in May, 2025.

The Board approved the conversion of the Fund to qualify as a “government money market fund” expected to become effective on or about March 7, 2025. As a result, the Fund will be renamed the State Street Institutional Liquid Reserves Government Money Market Fund and will seek to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio. Subsequently, the Board has approved the merger (the “Reorganization”) of the Fund with and into State Street Institutional U.S. Government Money Market Fund. The Reorganization is expected to occur on or about June 13, 2025. The Reorganization will be effected without a shareholder vote.

Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the information statement/prospectus, which is expected to be mailed to shareholders in May, 2025.

C000230477
Shareholder Report [Line Items]
Fund Name	State Street Institutional Liquid Reserves Fund
Class Name	Bancroft Capital Class
Trading Symbol	VTDXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
Material Change Date	Dec. 31, 2024
AssetsNet	$ 9,800,457,007
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$9,800,457,007
  Number of Portfolio Holdings102
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
Goldman Sachs Tri Party D, 4.46%, due 01/02/25	5.7%
JP Morgan Sec Llc Tpr D Tri Party Repo D, 4.46%, due 01/02/25	3.9%
Australia and New Zealand Bank, 4.34%, due 01/02/25	3.3%
Citibank N.A., 4.37%, due 01/02/25	3.1%
KBC Bank NV, 4.33%, due 01/02/25	3.1%
Royal Bank of Canada, 4.35%, due 01/02/25	3.1%
Canadian Imperial Bank of Comm, 4.33%, due 01/02/25	3.1%
Barclays Bank PLC US Tri D, 4.47%, due 01/02/25	3.1%
Goldman Sachs Tri Party A, 4.45%, due 01/02/25	3.1%
Bank of America Merrill Lynch Tri Party BB2, 4.40%, due 01/02/25	2.5%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	64.8%
8 to 30 Days	11.6%
31 to 60 Days	8.0%
61 to 90 Days	2.6%
91 to 180 Days	10.2%
Over 180 Days	1.9%

Material Fund Change Objectives [Text Block]

The Board approved the conversion of the Fund to qualify as a “government money market fund” expected to become effective on or about March 7, 2025. As a result, the Fund will be renamed the State Street Institutional Liquid Reserves Government Money Market Fund and will seek to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio. Subsequently, the Board has approved the merger (the “Reorganization”) of the Fund with and into State Street Institutional U.S. Government Money Market Fund. The Reorganization is expected to occur on or about June 13, 2025. The Reorganization will be effected without a shareholder vote.

Material Fund Change Adviser [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the information statement/prospectus, which is expected to be mailed to shareholders in May, 2025.

The Board approved the conversion of the Fund to qualify as a “government money market fund” expected to become effective on or about March 7, 2025. As a result, the Fund will be renamed the State Street Institutional Liquid Reserves Government Money Market Fund and will seek to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio. Subsequently, the Board has approved the merger (the “Reorganization”) of the Fund with and into State Street Institutional U.S. Government Money Market Fund. The Reorganization is expected to occur on or about June 13, 2025. The Reorganization will be effected without a shareholder vote.

Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the information statement/prospectus, which is expected to be mailed to shareholders in May, 2025.

C000143773
Shareholder Report [Line Items]
Fund Name	State Street Institutional Liquid Reserves Fund
Class Name	Institutional Class
Trading Symbol	SSHXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$15	0.15%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Material Change Date	Dec. 31, 2024
AssetsNet	$ 9,800,457,007
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$9,800,457,007
  Number of Portfolio Holdings102
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
Goldman Sachs Tri Party D, 4.46%, due 01/02/25	5.7%
JP Morgan Sec Llc Tpr D Tri Party Repo D, 4.46%, due 01/02/25	3.9%
Australia and New Zealand Bank, 4.34%, due 01/02/25	3.3%
Citibank N.A., 4.37%, due 01/02/25	3.1%
KBC Bank NV, 4.33%, due 01/02/25	3.1%
Royal Bank of Canada, 4.35%, due 01/02/25	3.1%
Canadian Imperial Bank of Comm, 4.33%, due 01/02/25	3.1%
Barclays Bank PLC US Tri D, 4.47%, due 01/02/25	3.1%
Goldman Sachs Tri Party A, 4.45%, due 01/02/25	3.1%
Bank of America Merrill Lynch Tri Party BB2, 4.40%, due 01/02/25	2.5%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	64.8%
8 to 30 Days	11.6%
31 to 60 Days	8.0%
61 to 90 Days	2.6%
91 to 180 Days	10.2%
Over 180 Days	1.9%

Material Fund Change Objectives [Text Block]

The Board approved the conversion of the Fund to qualify as a “government money market fund” expected to become effective on or about March 7, 2025. As a result, the Fund will be renamed the State Street Institutional Liquid Reserves Government Money Market Fund and will seek to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio. Subsequently, the Board has approved the merger (the “Reorganization”) of the Fund with and into State Street Institutional U.S. Government Money Market Fund. The Reorganization is expected to occur on or about June 13, 2025. The Reorganization will be effected without a shareholder vote.

Material Fund Change Adviser [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the information statement/prospectus, which is expected to be mailed to shareholders in May, 2025.

The Board approved the conversion of the Fund to qualify as a “government money market fund” expected to become effective on or about March 7, 2025. As a result, the Fund will be renamed the State Street Institutional Liquid Reserves Government Money Market Fund and will seek to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio. Subsequently, the Board has approved the merger (the “Reorganization”) of the Fund with and into State Street Institutional U.S. Government Money Market Fund. The Reorganization is expected to occur on or about June 13, 2025. The Reorganization will be effected without a shareholder vote.

Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the information statement/prospectus, which is expected to be mailed to shareholders in May, 2025.

C000052882
Shareholder Report [Line Items]
Fund Name	State Street Institutional Liquid Reserves Fund
Class Name	Investment Class
Trading Symbol	SSVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$48	0.47%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Material Change Date	Dec. 31, 2024
AssetsNet	$ 9,800,457,007
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$9,800,457,007
  Number of Portfolio Holdings102
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
Goldman Sachs Tri Party D, 4.46%, due 01/02/25	5.7%
JP Morgan Sec Llc Tpr D Tri Party Repo D, 4.46%, due 01/02/25	3.9%
Australia and New Zealand Bank, 4.34%, due 01/02/25	3.3%
Citibank N.A., 4.37%, due 01/02/25	3.1%
KBC Bank NV, 4.33%, due 01/02/25	3.1%
Royal Bank of Canada, 4.35%, due 01/02/25	3.1%
Canadian Imperial Bank of Comm, 4.33%, due 01/02/25	3.1%
Barclays Bank PLC US Tri D, 4.47%, due 01/02/25	3.1%
Goldman Sachs Tri Party A, 4.45%, due 01/02/25	3.1%
Bank of America Merrill Lynch Tri Party BB2, 4.40%, due 01/02/25	2.5%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	64.8%
8 to 30 Days	11.6%
31 to 60 Days	8.0%
61 to 90 Days	2.6%
91 to 180 Days	10.2%
Over 180 Days	1.9%

Material Fund Change Objectives [Text Block]

The Board approved the conversion of the Fund to qualify as a “government money market fund” expected to become effective on or about March 7, 2025. As a result, the Fund will be renamed the State Street Institutional Liquid Reserves Government Money Market Fund and will seek to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio. Subsequently, the Board has approved the merger (the “Reorganization”) of the Fund with and into State Street Institutional U.S. Government Money Market Fund. The Reorganization is expected to occur on or about June 13, 2025. The Reorganization will be effected without a shareholder vote.

Material Fund Change Adviser [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the information statement/prospectus, which is expected to be mailed to shareholders in May, 2025.

The Board approved the conversion of the Fund to qualify as a “government money market fund” expected to become effective on or about March 7, 2025. As a result, the Fund will be renamed the State Street Institutional Liquid Reserves Government Money Market Fund and will seek to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio. Subsequently, the Board has approved the merger (the “Reorganization”) of the Fund with and into State Street Institutional U.S. Government Money Market Fund. The Reorganization is expected to occur on or about June 13, 2025. The Reorganization will be effected without a shareholder vote.

Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the information statement/prospectus, which is expected to be mailed to shareholders in May, 2025.

C000145475
Shareholder Report [Line Items]
Fund Name	State Street Institutional Liquid Reserves Fund
Class Name	Investor Class
Trading Symbol	SSZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$21	0.20%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
Material Change Date	Dec. 31, 2024
AssetsNet	$ 9,800,457,007
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$9,800,457,007
  Number of Portfolio Holdings102
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
Goldman Sachs Tri Party D, 4.46%, due 01/02/25	5.7%
JP Morgan Sec Llc Tpr D Tri Party Repo D, 4.46%, due 01/02/25	3.9%
Australia and New Zealand Bank, 4.34%, due 01/02/25	3.3%
Citibank N.A., 4.37%, due 01/02/25	3.1%
KBC Bank NV, 4.33%, due 01/02/25	3.1%
Royal Bank of Canada, 4.35%, due 01/02/25	3.1%
Canadian Imperial Bank of Comm, 4.33%, due 01/02/25	3.1%
Barclays Bank PLC US Tri D, 4.47%, due 01/02/25	3.1%
Goldman Sachs Tri Party A, 4.45%, due 01/02/25	3.1%
Bank of America Merrill Lynch Tri Party BB2, 4.40%, due 01/02/25	2.5%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	64.8%
8 to 30 Days	11.6%
31 to 60 Days	8.0%
61 to 90 Days	2.6%
91 to 180 Days	10.2%
Over 180 Days	1.9%

Material Fund Change Objectives [Text Block]

The Board approved the conversion of the Fund to qualify as a “government money market fund” expected to become effective on or about March 7, 2025. As a result, the Fund will be renamed the State Street Institutional Liquid Reserves Government Money Market Fund and will seek to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio. Subsequently, the Board has approved the merger (the “Reorganization”) of the Fund with and into State Street Institutional U.S. Government Money Market Fund. The Reorganization is expected to occur on or about June 13, 2025. The Reorganization will be effected without a shareholder vote.

Material Fund Change Adviser [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the information statement/prospectus, which is expected to be mailed to shareholders in May, 2025.

The Board approved the conversion of the Fund to qualify as a “government money market fund” expected to become effective on or about March 7, 2025. As a result, the Fund will be renamed the State Street Institutional Liquid Reserves Government Money Market Fund and will seek to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio. Subsequently, the Board has approved the merger (the “Reorganization”) of the Fund with and into State Street Institutional U.S. Government Money Market Fund. The Reorganization is expected to occur on or about June 13, 2025. The Reorganization will be effected without a shareholder vote.

Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the information statement/prospectus, which is expected to be mailed to shareholders in May, 2025.

C000231962
Shareholder Report [Line Items]
Fund Name	State Street Institutional Liquid Reserves Fund
Class Name	Opportunity Class
Trading Symbol	OPIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$15	0.15%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
Material Change Date	Dec. 31, 2024
AssetsNet	$ 9,800,457,007
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$9,800,457,007
  Number of Portfolio Holdings102
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
Goldman Sachs Tri Party D, 4.46%, due 01/02/25	5.7%
JP Morgan Sec Llc Tpr D Tri Party Repo D, 4.46%, due 01/02/25	3.9%
Australia and New Zealand Bank, 4.34%, due 01/02/25	3.3%
Citibank N.A., 4.37%, due 01/02/25	3.1%
KBC Bank NV, 4.33%, due 01/02/25	3.1%
Royal Bank of Canada, 4.35%, due 01/02/25	3.1%
Canadian Imperial Bank of Comm, 4.33%, due 01/02/25	3.1%
Barclays Bank PLC US Tri D, 4.47%, due 01/02/25	3.1%
Goldman Sachs Tri Party A, 4.45%, due 01/02/25	3.1%
Bank of America Merrill Lynch Tri Party BB2, 4.40%, due 01/02/25	2.5%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	64.8%
8 to 30 Days	11.6%
31 to 60 Days	8.0%
61 to 90 Days	2.6%
91 to 180 Days	10.2%
Over 180 Days	1.9%

Material Fund Change Objectives [Text Block]

The Board approved the conversion of the Fund to qualify as a “government money market fund” expected to become effective on or about March 7, 2025. As a result, the Fund will be renamed the State Street Institutional Liquid Reserves Government Money Market Fund and will seek to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio. Subsequently, the Board has approved the merger (the “Reorganization”) of the Fund with and into State Street Institutional U.S. Government Money Market Fund. The Reorganization is expected to occur on or about June 13, 2025. The Reorganization will be effected without a shareholder vote.

Material Fund Change Adviser [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the information statement/prospectus, which is expected to be mailed to shareholders in May, 2025.

The Board approved the conversion of the Fund to qualify as a “government money market fund” expected to become effective on or about March 7, 2025. As a result, the Fund will be renamed the State Street Institutional Liquid Reserves Government Money Market Fund and will seek to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio. Subsequently, the Board has approved the merger (the “Reorganization”) of the Fund with and into State Street Institutional U.S. Government Money Market Fund. The Reorganization is expected to occur on or about June 13, 2025. The Reorganization will be effected without a shareholder vote.

Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the information statement/prospectus, which is expected to be mailed to shareholders in May, 2025.

C000052881
Shareholder Report [Line Items]
Fund Name	State Street Institutional Liquid Reserves Fund
Class Name	Premier Class
Trading Symbol	SSIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$12	0.12%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
Material Change Date	Dec. 31, 2024
AssetsNet	$ 9,800,457,007
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$9,800,457,007
  Number of Portfolio Holdings102
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
Goldman Sachs Tri Party D, 4.46%, due 01/02/25	5.7%
JP Morgan Sec Llc Tpr D Tri Party Repo D, 4.46%, due 01/02/25	3.9%
Australia and New Zealand Bank, 4.34%, due 01/02/25	3.3%
Citibank N.A., 4.37%, due 01/02/25	3.1%
KBC Bank NV, 4.33%, due 01/02/25	3.1%
Royal Bank of Canada, 4.35%, due 01/02/25	3.1%
Canadian Imperial Bank of Comm, 4.33%, due 01/02/25	3.1%
Barclays Bank PLC US Tri D, 4.47%, due 01/02/25	3.1%
Goldman Sachs Tri Party A, 4.45%, due 01/02/25	3.1%
Bank of America Merrill Lynch Tri Party BB2, 4.40%, due 01/02/25	2.5%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	64.8%
8 to 30 Days	11.6%
31 to 60 Days	8.0%
61 to 90 Days	2.6%
91 to 180 Days	10.2%
Over 180 Days	1.9%

Material Fund Change Objectives [Text Block]

The Board approved the conversion of the Fund to qualify as a “government money market fund” expected to become effective on or about March 7, 2025. As a result, the Fund will be renamed the State Street Institutional Liquid Reserves Government Money Market Fund and will seek to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio. Subsequently, the Board has approved the merger (the “Reorganization”) of the Fund with and into State Street Institutional U.S. Government Money Market Fund. The Reorganization is expected to occur on or about June 13, 2025. The Reorganization will be effected without a shareholder vote.

Material Fund Change Adviser [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the information statement/prospectus, which is expected to be mailed to shareholders in May, 2025.

The Board approved the conversion of the Fund to qualify as a “government money market fund” expected to become effective on or about March 7, 2025. As a result, the Fund will be renamed the State Street Institutional Liquid Reserves Government Money Market Fund and will seek to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio. Subsequently, the Board has approved the merger (the “Reorganization”) of the Fund with and into State Street Institutional U.S. Government Money Market Fund. The Reorganization is expected to occur on or about June 13, 2025. The Reorganization will be effected without a shareholder vote.

Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the information statement/prospectus, which is expected to be mailed to shareholders in May, 2025.

C000172253
Shareholder Report [Line Items]
Fund Name	State Street Institutional Liquid Reserves Fund
Class Name	Trust Class
Trading Symbol	TILXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Liquid Reserves Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$17	0.17%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
Material Change Date	Dec. 31, 2024
AssetsNet	$ 9,800,457,007
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$9,800,457,007
  Number of Portfolio Holdings102
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
Goldman Sachs Tri Party D, 4.46%, due 01/02/25	5.7%
JP Morgan Sec Llc Tpr D Tri Party Repo D, 4.46%, due 01/02/25	3.9%
Australia and New Zealand Bank, 4.34%, due 01/02/25	3.3%
Citibank N.A., 4.37%, due 01/02/25	3.1%
KBC Bank NV, 4.33%, due 01/02/25	3.1%
Royal Bank of Canada, 4.35%, due 01/02/25	3.1%
Canadian Imperial Bank of Comm, 4.33%, due 01/02/25	3.1%
Barclays Bank PLC US Tri D, 4.47%, due 01/02/25	3.1%
Goldman Sachs Tri Party A, 4.45%, due 01/02/25	3.1%
Bank of America Merrill Lynch Tri Party BB2, 4.40%, due 01/02/25	2.5%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	64.8%
8 to 30 Days	11.6%
31 to 60 Days	8.0%
61 to 90 Days	2.6%
91 to 180 Days	10.2%
Over 180 Days	1.9%

Material Fund Change Objectives [Text Block]

The Board approved the conversion of the Fund to qualify as a “government money market fund” expected to become effective on or about March 7, 2025. As a result, the Fund will be renamed the State Street Institutional Liquid Reserves Government Money Market Fund and will seek to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio. Subsequently, the Board has approved the merger (the “Reorganization”) of the Fund with and into State Street Institutional U.S. Government Money Market Fund. The Reorganization is expected to occur on or about June 13, 2025. The Reorganization will be effected without a shareholder vote.

Material Fund Change Adviser [Text Block]

Material Fund Changes

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the information statement/prospectus, which is expected to be mailed to shareholders in May, 2025.

The Board approved the conversion of the Fund to qualify as a “government money market fund” expected to become effective on or about March 7, 2025. As a result, the Fund will be renamed the State Street Institutional Liquid Reserves Government Money Market Fund and will seek to achieve its investment objective by investing substantially all of its investable assets in the State Street U.S. Government Money Market Portfolio. Subsequently, the Board has approved the merger (the “Reorganization”) of the Fund with and into State Street Institutional U.S. Government Money Market Fund. The Reorganization is expected to occur on or about June 13, 2025. The Reorganization will be effected without a shareholder vote.

Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the information statement/prospectus, which is expected to be mailed to shareholders in May, 2025.

C000143780
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Administration Class
Trading Symbol	SSKXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$37	0.36%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
AssetsNet	$ 13,479,607,902
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$13,479,607,902
  Number of Portfolio Holdings62
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.72%, due 01/14/25	7.9%
U.S. Treasury Bills, 4.66%, due 01/21/25	7.4%
U.S. Treasury Bills, 4.43%, due 01/28/25	6.5%
U.S. Treasury Bills, 4.93%, due 01/30/25	6.3%
U.S. Treasury Bills, 4.78%, due 01/07/25	5.1%
U.S. Treasury Bills, 4.42%, due 02/04/25	4.2%
U.S. Treasury Bills, 4.54%, due 03/13/25	3.4%
U.S. Treasury Bills, 4.43%, due 02/06/25	3.3%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.2%
U.S. Treasury Floating Rate Notes, 4.48%, due 01/31/25	3.0%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	5.2%
8 to 30 Days	36.0%
31 to 60 Days	19.3%
61 to 90 Days	11.0%
91 to 180 Days	16.1%
Over 180 Days	11.4%

Material Fund Change Adviser [Text Block]
C000230479
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Bancroft Capital Class
Trading Symbol	VTTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
AssetsNet	$ 13,479,607,902
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$13,479,607,902
  Number of Portfolio Holdings62
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.72%, due 01/14/25	7.9%
U.S. Treasury Bills, 4.66%, due 01/21/25	7.4%
U.S. Treasury Bills, 4.43%, due 01/28/25	6.5%
U.S. Treasury Bills, 4.93%, due 01/30/25	6.3%
U.S. Treasury Bills, 4.78%, due 01/07/25	5.1%
U.S. Treasury Bills, 4.42%, due 02/04/25	4.2%
U.S. Treasury Bills, 4.54%, due 03/13/25	3.4%
U.S. Treasury Bills, 4.43%, due 02/06/25	3.3%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.2%
U.S. Treasury Floating Rate Notes, 4.48%, due 01/31/25	3.0%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	5.2%
8 to 30 Days	36.0%
31 to 60 Days	19.3%
61 to 90 Days	11.0%
91 to 180 Days	16.1%
Over 180 Days	11.4%

Material Fund Change Adviser [Text Block]
C000231445
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Cabrera Capital Markets Class
Trading Symbol	CSJXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
AssetsNet	$ 13,479,607,902
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$13,479,607,902
  Number of Portfolio Holdings62
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.72%, due 01/14/25	7.9%
U.S. Treasury Bills, 4.66%, due 01/21/25	7.4%
U.S. Treasury Bills, 4.43%, due 01/28/25	6.5%
U.S. Treasury Bills, 4.93%, due 01/30/25	6.3%
U.S. Treasury Bills, 4.78%, due 01/07/25	5.1%
U.S. Treasury Bills, 4.42%, due 02/04/25	4.2%
U.S. Treasury Bills, 4.54%, due 03/13/25	3.4%
U.S. Treasury Bills, 4.43%, due 02/06/25	3.3%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.2%
U.S. Treasury Floating Rate Notes, 4.48%, due 01/31/25	3.0%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	5.2%
8 to 30 Days	36.0%
31 to 60 Days	19.3%
61 to 90 Days	11.0%
91 to 180 Days	16.1%
Over 180 Days	11.4%

Material Fund Change Adviser [Text Block]
C000143781
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Institutional Class
Trading Symbol	SSJXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
AssetsNet	$ 13,479,607,902
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$13,479,607,902
  Number of Portfolio Holdings62
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.72%, due 01/14/25	7.9%
U.S. Treasury Bills, 4.66%, due 01/21/25	7.4%
U.S. Treasury Bills, 4.43%, due 01/28/25	6.5%
U.S. Treasury Bills, 4.93%, due 01/30/25	6.3%
U.S. Treasury Bills, 4.78%, due 01/07/25	5.1%
U.S. Treasury Bills, 4.42%, due 02/04/25	4.2%
U.S. Treasury Bills, 4.54%, due 03/13/25	3.4%
U.S. Treasury Bills, 4.43%, due 02/06/25	3.3%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.2%
U.S. Treasury Floating Rate Notes, 4.48%, due 01/31/25	3.0%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	5.2%
8 to 30 Days	36.0%
31 to 60 Days	19.3%
61 to 90 Days	11.0%
91 to 180 Days	16.1%
Over 180 Days	11.4%

Material Fund Change Adviser [Text Block]
C000052878
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Investment Class
Trading Symbol	TRVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$47	0.46%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
AssetsNet	$ 13,479,607,902
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$13,479,607,902
  Number of Portfolio Holdings62
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.72%, due 01/14/25	7.9%
U.S. Treasury Bills, 4.66%, due 01/21/25	7.4%
U.S. Treasury Bills, 4.43%, due 01/28/25	6.5%
U.S. Treasury Bills, 4.93%, due 01/30/25	6.3%
U.S. Treasury Bills, 4.78%, due 01/07/25	5.1%
U.S. Treasury Bills, 4.42%, due 02/04/25	4.2%
U.S. Treasury Bills, 4.54%, due 03/13/25	3.4%
U.S. Treasury Bills, 4.43%, due 02/06/25	3.3%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.2%
U.S. Treasury Floating Rate Notes, 4.48%, due 01/31/25	3.0%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	5.2%
8 to 30 Days	36.0%
31 to 60 Days	19.3%
61 to 90 Days	11.0%
91 to 180 Days	16.1%
Over 180 Days	11.4%

Material Fund Change Adviser [Text Block]
C000143782
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Investor Class
Trading Symbol	SSNXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$19	0.19%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
AssetsNet	$ 13,479,607,902
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$13,479,607,902
  Number of Portfolio Holdings62
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.72%, due 01/14/25	7.9%
U.S. Treasury Bills, 4.66%, due 01/21/25	7.4%
U.S. Treasury Bills, 4.43%, due 01/28/25	6.5%
U.S. Treasury Bills, 4.93%, due 01/30/25	6.3%
U.S. Treasury Bills, 4.78%, due 01/07/25	5.1%
U.S. Treasury Bills, 4.42%, due 02/04/25	4.2%
U.S. Treasury Bills, 4.54%, due 03/13/25	3.4%
U.S. Treasury Bills, 4.43%, due 02/06/25	3.3%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.2%
U.S. Treasury Floating Rate Notes, 4.48%, due 01/31/25	3.0%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	5.2%
8 to 30 Days	36.0%
31 to 60 Days	19.3%
61 to 90 Days	11.0%
91 to 180 Days	16.1%
Over 180 Days	11.4%

Material Fund Change Adviser [Text Block]
C000231964
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Opportunity Class
Trading Symbol	OPRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
AssetsNet	$ 13,479,607,902
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$13,479,607,902
  Number of Portfolio Holdings62
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.72%, due 01/14/25	7.9%
U.S. Treasury Bills, 4.66%, due 01/21/25	7.4%
U.S. Treasury Bills, 4.43%, due 01/28/25	6.5%
U.S. Treasury Bills, 4.93%, due 01/30/25	6.3%
U.S. Treasury Bills, 4.78%, due 01/07/25	5.1%
U.S. Treasury Bills, 4.42%, due 02/04/25	4.2%
U.S. Treasury Bills, 4.54%, due 03/13/25	3.4%
U.S. Treasury Bills, 4.43%, due 02/06/25	3.3%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.2%
U.S. Treasury Floating Rate Notes, 4.48%, due 01/31/25	3.0%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	5.2%
8 to 30 Days	36.0%
31 to 60 Days	19.3%
61 to 90 Days	11.0%
91 to 180 Days	16.1%
Over 180 Days	11.4%

Material Fund Change Adviser [Text Block]
C000052877
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Money Market Fund
Class Name	Premier Class
Trading Symbol	TRIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$11	0.11%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
AssetsNet	$ 13,479,607,902
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$13,479,607,902
  Number of Portfolio Holdings62
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
U.S. Treasury Bills, 4.72%, due 01/14/25	7.9%
U.S. Treasury Bills, 4.66%, due 01/21/25	7.4%
U.S. Treasury Bills, 4.43%, due 01/28/25	6.5%
U.S. Treasury Bills, 4.93%, due 01/30/25	6.3%
U.S. Treasury Bills, 4.78%, due 01/07/25	5.1%
U.S. Treasury Bills, 4.42%, due 02/04/25	4.2%
U.S. Treasury Bills, 4.54%, due 03/13/25	3.4%
U.S. Treasury Bills, 4.43%, due 02/06/25	3.3%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	3.2%
U.S. Treasury Floating Rate Notes, 4.48%, due 01/31/25	3.0%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	5.2%
8 to 30 Days	36.0%
31 to 60 Days	19.3%
61 to 90 Days	11.0%
91 to 180 Days	16.1%
Over 180 Days	11.4%

Material Fund Change Adviser [Text Block]
C000143785
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Administration Class
Trading Symbol	SSQXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$37	0.36%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
AssetsNet	$ 51,531,409,328
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$51,531,409,328
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo, 4.46%, due 01/02/25	4.6%
FICCJP Tri Party Repo, 4.46%, due 01/02/25	4.2%
Federal Reserve Band NY Tri Party, 4.25%, due 01/02/25	3.9%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	3.5%
U.S. Treasury Floating Rate Notes, 4.48%, due 10/31/26	3.2%
U.S. Treasury Bills, 5.08%, due 01/09/25	2.1%
U.S. Treasury Bills, 4.45%, due 02/25/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/23/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.9%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	1.9%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.1%
8 to 30 Days	13.6%
31 to 60 Days	8.2%
61 to 90 Days	6.5%
91 to 180 Days	17.9%
Over 180 Days	9.1%

Material Fund Change Adviser [Text Block]
C000230480
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Bancroft Capital Class
Trading Symbol	VTLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
AssetsNet	$ 51,531,409,328
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$51,531,409,328
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo, 4.46%, due 01/02/25	4.6%
FICCJP Tri Party Repo, 4.46%, due 01/02/25	4.2%
Federal Reserve Band NY Tri Party, 4.25%, due 01/02/25	3.9%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	3.5%
U.S. Treasury Floating Rate Notes, 4.48%, due 10/31/26	3.2%
U.S. Treasury Bills, 5.08%, due 01/09/25	2.1%
U.S. Treasury Bills, 4.45%, due 02/25/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/23/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.9%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	1.9%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.1%
8 to 30 Days	13.6%
31 to 60 Days	8.2%
61 to 90 Days	6.5%
91 to 180 Days	17.9%
Over 180 Days	9.1%

Material Fund Change Adviser [Text Block]
C000231448
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Blaylock Van Class
Trading Symbol	BVYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blaylock Van Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
AssetsNet	$ 51,531,409,328
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$51,531,409,328
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo, 4.46%, due 01/02/25	4.6%
FICCJP Tri Party Repo, 4.46%, due 01/02/25	4.2%
Federal Reserve Band NY Tri Party, 4.25%, due 01/02/25	3.9%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	3.5%
U.S. Treasury Floating Rate Notes, 4.48%, due 10/31/26	3.2%
U.S. Treasury Bills, 5.08%, due 01/09/25	2.1%
U.S. Treasury Bills, 4.45%, due 02/25/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/23/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.9%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	1.9%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.1%
8 to 30 Days	13.6%
31 to 60 Days	8.2%
61 to 90 Days	6.5%
91 to 180 Days	17.9%
Over 180 Days	9.1%

Material Fund Change Adviser [Text Block]
C000231447
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Cabrera Capital Markets Class
Trading Symbol	CAJXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
AssetsNet	$ 51,531,409,328
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$51,531,409,328
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo, 4.46%, due 01/02/25	4.6%
FICCJP Tri Party Repo, 4.46%, due 01/02/25	4.2%
Federal Reserve Band NY Tri Party, 4.25%, due 01/02/25	3.9%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	3.5%
U.S. Treasury Floating Rate Notes, 4.48%, due 10/31/26	3.2%
U.S. Treasury Bills, 5.08%, due 01/09/25	2.1%
U.S. Treasury Bills, 4.45%, due 02/25/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/23/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.9%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	1.9%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.1%
8 to 30 Days	13.6%
31 to 60 Days	8.2%
61 to 90 Days	6.5%
91 to 180 Days	17.9%
Over 180 Days	9.1%

Material Fund Change Adviser [Text Block]
C000143783
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Institutional Class
Trading Symbol	SAJXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
AssetsNet	$ 51,531,409,328
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$51,531,409,328
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo, 4.46%, due 01/02/25	4.6%
FICCJP Tri Party Repo, 4.46%, due 01/02/25	4.2%
Federal Reserve Band NY Tri Party, 4.25%, due 01/02/25	3.9%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	3.5%
U.S. Treasury Floating Rate Notes, 4.48%, due 10/31/26	3.2%
U.S. Treasury Bills, 5.08%, due 01/09/25	2.1%
U.S. Treasury Bills, 4.45%, due 02/25/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/23/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.9%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	1.9%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.1%
8 to 30 Days	13.6%
31 to 60 Days	8.2%
61 to 90 Days	6.5%
91 to 180 Days	17.9%
Over 180 Days	9.1%

Material Fund Change Adviser [Text Block]
C000052879
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Investment Class
Trading Symbol	TPVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$47	0.46%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
AssetsNet	$ 51,531,409,328
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$51,531,409,328
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo, 4.46%, due 01/02/25	4.6%
FICCJP Tri Party Repo, 4.46%, due 01/02/25	4.2%
Federal Reserve Band NY Tri Party, 4.25%, due 01/02/25	3.9%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	3.5%
U.S. Treasury Floating Rate Notes, 4.48%, due 10/31/26	3.2%
U.S. Treasury Bills, 5.08%, due 01/09/25	2.1%
U.S. Treasury Bills, 4.45%, due 02/25/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/23/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.9%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	1.9%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.1%
8 to 30 Days	13.6%
31 to 60 Days	8.2%
61 to 90 Days	6.5%
91 to 180 Days	17.9%
Over 180 Days	9.1%

Material Fund Change Adviser [Text Block]
C000143784
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Investor Class
Trading Symbol	SAEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$19	0.19%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
AssetsNet	$ 51,531,409,328
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$51,531,409,328
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo, 4.46%, due 01/02/25	4.6%
FICCJP Tri Party Repo, 4.46%, due 01/02/25	4.2%
Federal Reserve Band NY Tri Party, 4.25%, due 01/02/25	3.9%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	3.5%
U.S. Treasury Floating Rate Notes, 4.48%, due 10/31/26	3.2%
U.S. Treasury Bills, 5.08%, due 01/09/25	2.1%
U.S. Treasury Bills, 4.45%, due 02/25/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/23/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.9%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	1.9%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.1%
8 to 30 Days	13.6%
31 to 60 Days	8.2%
61 to 90 Days	6.5%
91 to 180 Days	17.9%
Over 180 Days	9.1%

Material Fund Change Adviser [Text Block]
C000231965
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Opportunity Class
Trading Symbol	OPTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
AssetsNet	$ 51,531,409,328
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$51,531,409,328
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo, 4.46%, due 01/02/25	4.6%
FICCJP Tri Party Repo, 4.46%, due 01/02/25	4.2%
Federal Reserve Band NY Tri Party, 4.25%, due 01/02/25	3.9%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	3.5%
U.S. Treasury Floating Rate Notes, 4.48%, due 10/31/26	3.2%
U.S. Treasury Bills, 5.08%, due 01/09/25	2.1%
U.S. Treasury Bills, 4.45%, due 02/25/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/23/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.9%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	1.9%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.1%
8 to 30 Days	13.6%
31 to 60 Days	8.2%
61 to 90 Days	6.5%
91 to 180 Days	17.9%
Over 180 Days	9.1%

Material Fund Change Adviser [Text Block]
C000052880
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Premier Class
Trading Symbol	TPIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$11	0.11%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
AssetsNet	$ 51,531,409,328
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$51,531,409,328
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo, 4.46%, due 01/02/25	4.6%
FICCJP Tri Party Repo, 4.46%, due 01/02/25	4.2%
Federal Reserve Band NY Tri Party, 4.25%, due 01/02/25	3.9%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	3.5%
U.S. Treasury Floating Rate Notes, 4.48%, due 10/31/26	3.2%
U.S. Treasury Bills, 5.08%, due 01/09/25	2.1%
U.S. Treasury Bills, 4.45%, due 02/25/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/23/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.9%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	1.9%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.1%
8 to 30 Days	13.6%
31 to 60 Days	8.2%
61 to 90 Days	6.5%
91 to 180 Days	17.9%
Over 180 Days	9.1%

Material Fund Change Adviser [Text Block]
C000172254
Shareholder Report [Line Items]
Fund Name	State Street Institutional Treasury Plus Money Market Fund
Class Name	Trust Class
Trading Symbol	TPLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional Treasury Plus Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Class	$17	0.17%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]
AssetsNet	$ 51,531,409,328
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$51,531,409,328
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo, 4.46%, due 01/02/25	4.6%
FICCJP Tri Party Repo, 4.46%, due 01/02/25	4.2%
Federal Reserve Band NY Tri Party, 4.25%, due 01/02/25	3.9%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	3.5%
U.S. Treasury Floating Rate Notes, 4.48%, due 10/31/26	3.2%
U.S. Treasury Bills, 5.08%, due 01/09/25	2.1%
U.S. Treasury Bills, 4.45%, due 02/25/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/23/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.9%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	1.9%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.1%
8 to 30 Days	13.6%
31 to 60 Days	8.2%
61 to 90 Days	6.5%
91 to 180 Days	17.9%
Over 180 Days	9.1%

Material Fund Change Adviser [Text Block]
C000143776
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Administration Class
Trading Symbol	SALXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administration Class	$37	0.36%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
AssetsNet	$ 172,465,735,094
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$172,465,735,094
  Number of Portfolio Holdings193
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo A, 4.46%, due 01/02/25	4.8%
FICCJP Tri Party Repo A, 4.46%, due 01/02/25	4.4%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	2.9%
FICCRP Tri Party Repo A, 4.45%, due 01/02/25	2.2%
U.S. Treasury Bills, 4.45%, due 02/25/25	1.9%
U.S. Treasury Bills, 5.08%, due 01/09/25	1.8%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.8%
U.S. Treasury Bills, 4.43%, due 01/28/25	1.7%
U.S. Treasury Bills, 4.99%, due 01/23/25	1.7%
Wells Fargo Bank NA D, 4.46%, due 01/02/25	1.6%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	30.1%
8 to 30 Days	12.2%
31 to 60 Days	8.1%
61 to 90 Days	6.9%
91 to 180 Days	21.0%
Over 180 Days	13.2%

Material Fund Change Adviser [Text Block]
C000230478
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Bancroft Capital Class
Trading Symbol	VTGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bancroft Capital Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
AssetsNet	$ 172,465,735,094
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$172,465,735,094
  Number of Portfolio Holdings193
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo A, 4.46%, due 01/02/25	4.8%
FICCJP Tri Party Repo A, 4.46%, due 01/02/25	4.4%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	2.9%
FICCRP Tri Party Repo A, 4.45%, due 01/02/25	2.2%
U.S. Treasury Bills, 4.45%, due 02/25/25	1.9%
U.S. Treasury Bills, 5.08%, due 01/09/25	1.8%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.8%
U.S. Treasury Bills, 4.43%, due 01/28/25	1.7%
U.S. Treasury Bills, 4.99%, due 01/23/25	1.7%
Wells Fargo Bank NA D, 4.46%, due 01/02/25	1.6%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	30.1%
8 to 30 Days	12.2%
31 to 60 Days	8.1%
61 to 90 Days	6.9%
91 to 180 Days	21.0%
Over 180 Days	13.2%

Material Fund Change Adviser [Text Block]
C000231443
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Blaylock Van Class
Trading Symbol	BUYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blaylock Van Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
AssetsNet	$ 172,465,735,094
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$172,465,735,094
  Number of Portfolio Holdings193
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo A, 4.46%, due 01/02/25	4.8%
FICCJP Tri Party Repo A, 4.46%, due 01/02/25	4.4%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	2.9%
FICCRP Tri Party Repo A, 4.45%, due 01/02/25	2.2%
U.S. Treasury Bills, 4.45%, due 02/25/25	1.9%
U.S. Treasury Bills, 5.08%, due 01/09/25	1.8%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.8%
U.S. Treasury Bills, 4.43%, due 01/28/25	1.7%
U.S. Treasury Bills, 4.99%, due 01/23/25	1.7%
Wells Fargo Bank NA D, 4.46%, due 01/02/25	1.6%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	30.1%
8 to 30 Days	12.2%
31 to 60 Days	8.1%
61 to 90 Days	6.9%
91 to 180 Days	21.0%
Over 180 Days	13.2%

Material Fund Change Adviser [Text Block]
C000231444
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Cabrera Capital Markets Class
Trading Symbol	CAHXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabrera Capital Markets Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
AssetsNet	$ 172,465,735,094
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$172,465,735,094
  Number of Portfolio Holdings193
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo A, 4.46%, due 01/02/25	4.8%
FICCJP Tri Party Repo A, 4.46%, due 01/02/25	4.4%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	2.9%
FICCRP Tri Party Repo A, 4.45%, due 01/02/25	2.2%
U.S. Treasury Bills, 4.45%, due 02/25/25	1.9%
U.S. Treasury Bills, 5.08%, due 01/09/25	1.8%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.8%
U.S. Treasury Bills, 4.43%, due 01/28/25	1.7%
U.S. Treasury Bills, 4.99%, due 01/23/25	1.7%
Wells Fargo Bank NA D, 4.46%, due 01/02/25	1.6%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	30.1%
8 to 30 Days	12.2%
31 to 60 Days	8.1%
61 to 90 Days	6.9%
91 to 180 Days	21.0%
Over 180 Days	13.2%

Material Fund Change Adviser [Text Block]
C000146109
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Class G
Trading Symbol	SSOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$7	0.07%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]
AssetsNet	$ 172,465,735,094
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$172,465,735,094
  Number of Portfolio Holdings193
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo A, 4.46%, due 01/02/25	4.8%
FICCJP Tri Party Repo A, 4.46%, due 01/02/25	4.4%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	2.9%
FICCRP Tri Party Repo A, 4.45%, due 01/02/25	2.2%
U.S. Treasury Bills, 4.45%, due 02/25/25	1.9%
U.S. Treasury Bills, 5.08%, due 01/09/25	1.8%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.8%
U.S. Treasury Bills, 4.43%, due 01/28/25	1.7%
U.S. Treasury Bills, 4.99%, due 01/23/25	1.7%
Wells Fargo Bank NA D, 4.46%, due 01/02/25	1.6%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	30.1%
8 to 30 Days	12.2%
31 to 60 Days	8.1%
61 to 90 Days	6.9%
91 to 180 Days	21.0%
Over 180 Days	13.2%

Material Fund Change Adviser [Text Block]
C000143775
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Institutional Class
Trading Symbol	SAHXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
AssetsNet	$ 172,465,735,094
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$172,465,735,094
  Number of Portfolio Holdings193
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo A, 4.46%, due 01/02/25	4.8%
FICCJP Tri Party Repo A, 4.46%, due 01/02/25	4.4%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	2.9%
FICCRP Tri Party Repo A, 4.45%, due 01/02/25	2.2%
U.S. Treasury Bills, 4.45%, due 02/25/25	1.9%
U.S. Treasury Bills, 5.08%, due 01/09/25	1.8%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.8%
U.S. Treasury Bills, 4.43%, due 01/28/25	1.7%
U.S. Treasury Bills, 4.99%, due 01/23/25	1.7%
Wells Fargo Bank NA D, 4.46%, due 01/02/25	1.6%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	30.1%
8 to 30 Days	12.2%
31 to 60 Days	8.1%
61 to 90 Days	6.9%
91 to 180 Days	21.0%
Over 180 Days	13.2%

Material Fund Change Adviser [Text Block]
C000052884
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Investment Class
Trading Symbol	GVVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$47	0.46%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
AssetsNet	$ 172,465,735,094
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$172,465,735,094
  Number of Portfolio Holdings193
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo A, 4.46%, due 01/02/25	4.8%
FICCJP Tri Party Repo A, 4.46%, due 01/02/25	4.4%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	2.9%
FICCRP Tri Party Repo A, 4.45%, due 01/02/25	2.2%
U.S. Treasury Bills, 4.45%, due 02/25/25	1.9%
U.S. Treasury Bills, 5.08%, due 01/09/25	1.8%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.8%
U.S. Treasury Bills, 4.43%, due 01/28/25	1.7%
U.S. Treasury Bills, 4.99%, due 01/23/25	1.7%
Wells Fargo Bank NA D, 4.46%, due 01/02/25	1.6%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	30.1%
8 to 30 Days	12.2%
31 to 60 Days	8.1%
61 to 90 Days	6.9%
91 to 180 Days	21.0%
Over 180 Days	13.2%

Material Fund Change Adviser [Text Block]
C000145476
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Investor Class
Trading Symbol	SAMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$19	0.19%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
AssetsNet	$ 172,465,735,094
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$172,465,735,094
  Number of Portfolio Holdings193
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo A, 4.46%, due 01/02/25	4.8%
FICCJP Tri Party Repo A, 4.46%, due 01/02/25	4.4%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	2.9%
FICCRP Tri Party Repo A, 4.45%, due 01/02/25	2.2%
U.S. Treasury Bills, 4.45%, due 02/25/25	1.9%
U.S. Treasury Bills, 5.08%, due 01/09/25	1.8%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.8%
U.S. Treasury Bills, 4.43%, due 01/28/25	1.7%
U.S. Treasury Bills, 4.99%, due 01/23/25	1.7%
Wells Fargo Bank NA D, 4.46%, due 01/02/25	1.6%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	30.1%
8 to 30 Days	12.2%
31 to 60 Days	8.1%
61 to 90 Days	6.9%
91 to 180 Days	21.0%
Over 180 Days	13.2%

Material Fund Change Adviser [Text Block]
C000231963
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Opportunity Class
Trading Symbol	OPGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Opportunity Class	$14	0.14%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
AssetsNet	$ 172,465,735,094
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$172,465,735,094
  Number of Portfolio Holdings193
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo A, 4.46%, due 01/02/25	4.8%
FICCJP Tri Party Repo A, 4.46%, due 01/02/25	4.4%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	2.9%
FICCRP Tri Party Repo A, 4.45%, due 01/02/25	2.2%
U.S. Treasury Bills, 4.45%, due 02/25/25	1.9%
U.S. Treasury Bills, 5.08%, due 01/09/25	1.8%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.8%
U.S. Treasury Bills, 4.43%, due 01/28/25	1.7%
U.S. Treasury Bills, 4.99%, due 01/23/25	1.7%
Wells Fargo Bank NA D, 4.46%, due 01/02/25	1.6%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	30.1%
8 to 30 Days	12.2%
31 to 60 Days	8.1%
61 to 90 Days	6.9%
91 to 180 Days	21.0%
Over 180 Days	13.2%

Material Fund Change Adviser [Text Block]
C000052883
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Premier Class
Trading Symbol	GVMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Class	$11	0.11%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
AssetsNet	$ 172,465,735,094
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$172,465,735,094
  Number of Portfolio Holdings193
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo A, 4.46%, due 01/02/25	4.8%
FICCJP Tri Party Repo A, 4.46%, due 01/02/25	4.4%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	2.9%
FICCRP Tri Party Repo A, 4.45%, due 01/02/25	2.2%
U.S. Treasury Bills, 4.45%, due 02/25/25	1.9%
U.S. Treasury Bills, 5.08%, due 01/09/25	1.8%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.8%
U.S. Treasury Bills, 4.43%, due 01/28/25	1.7%
U.S. Treasury Bills, 4.99%, due 01/23/25	1.7%
Wells Fargo Bank NA D, 4.46%, due 01/02/25	1.6%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	30.1%
8 to 30 Days	12.2%
31 to 60 Days	8.1%
61 to 90 Days	6.9%
91 to 180 Days	21.0%
Over 180 Days	13.2%

Material Fund Change Adviser [Text Block]
C000069459
Shareholder Report [Line Items]
Fund Name	State Street Institutional U.S. Government Money Market Fund
Class Name	Select Class
Trading Symbol	GVSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Institutional U.S. Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash. You can also request this information about the Fund by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Additional Information Website	www.ssga.com/us/en/institutional/fund-finder?tab=documents&type=cash
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$8	0.08%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
AssetsNet	$ 172,465,735,094
Holdings Count | Holding	193
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$172,465,735,094
  Number of Portfolio Holdings193
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo A, 4.46%, due 01/02/25	4.8%
FICCJP Tri Party Repo A, 4.46%, due 01/02/25	4.4%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	2.9%
FICCRP Tri Party Repo A, 4.45%, due 01/02/25	2.2%
U.S. Treasury Bills, 4.45%, due 02/25/25	1.9%
U.S. Treasury Bills, 5.08%, due 01/09/25	1.8%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.8%
U.S. Treasury Bills, 4.43%, due 01/28/25	1.7%
U.S. Treasury Bills, 4.99%, due 01/23/25	1.7%
Wells Fargo Bank NA D, 4.46%, due 01/02/25	1.6%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	30.1%
8 to 30 Days	12.2%
31 to 60 Days	8.1%
61 to 90 Days	6.9%
91 to 180 Days	21.0%
Over 180 Days	13.2%

Material Fund Change Adviser [Text Block]
C000158901
Shareholder Report [Line Items]
Fund Name	State Street Small/Mid Cap Equity Index Fund
Class Name	Class A
Trading Symbol	SSMJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.35%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by interest rate cuts, easing inflation, and a strengthening U.S. economy.  The Fund generated positive performance for the reporting period and the Fund's performance did not materially deviate from the benchmark. The strongest performing sectors were the Financial, Information Technology, and Industrial sectors generating double-digit performance. All sectors had positive performance for the reporting period, however, the contribution to return from the Real Estate, Consumer Staples and Health Care sectors had the least impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSMJX with load	S&P 500 Index	Russell Small Cap Completeness Index
10/15/15	$9,475	$10,000	$10,000
10/31/15	$9,677	$10,279	$10,035
11/30/15	$9,838	$10,309	$10,207
12/31/15	$9,462	$10,146	$9,796
01/31/16	$8,609	$9,643	$8,952
02/29/16	$8,640	$9,630	$8,983
03/31/16	$9,350	$10,283	$9,728
04/30/16	$9,503	$10,323	$9,892
05/31/16	$9,665	$10,509	$10,072
06/30/16	$9,675	$10,536	$10,068
07/31/16	$10,193	$10,924	$10,612
08/31/16	$10,264	$10,940	$10,703
09/30/16	$10,356	$10,942	$10,798
10/31/16	$9,960	$10,742	$10,387
11/30/16	$10,752	$11,140	$11,224
12/31/16	$10,945	$11,360	$11,422
01/31/17	$11,160	$11,575	$11,648
02/28/17	$11,437	$12,035	$11,933
03/31/17	$11,407	$12,049	$11,924
04/30/17	$11,550	$12,173	$12,071
05/31/17	$11,478	$12,344	$11,991
06/30/17	$11,725	$12,421	$12,267
07/31/17	$11,848	$12,677	$12,396
08/31/17	$11,807	$12,715	$12,350
09/30/17	$12,309	$12,978	$12,875
10/31/17	$12,494	$13,281	$13,078
11/30/17	$12,853	$13,688	$13,449
12/31/17	$12,900	$13,840	$13,509
01/31/18	$13,332	$14,632	$13,952
02/28/18	$12,836	$14,093	$13,446
03/31/18	$12,922	$13,735	$13,533
04/30/18	$12,944	$13,788	$13,568
05/31/18	$13,559	$14,120	$14,213
06/30/18	$13,667	$14,207	$14,334
07/31/18	$13,861	$14,735	$14,546
08/31/18	$14,498	$15,215	$15,216
09/30/18	$14,239	$15,302	$14,951
10/31/18	$12,825	$14,256	$13,458
11/30/18	$13,084	$14,547	$13,728
12/31/18	$11,694	$13,233	$12,266
01/31/19	$13,045	$14,294	$13,682
02/28/19	$13,671	$14,753	$14,361
03/31/19	$13,548	$15,039	$14,222
04/30/19	$14,051	$15,648	$14,766
05/31/19	$13,068	$14,654	$13,727
06/30/19	$13,961	$15,687	$14,672
07/31/19	$14,173	$15,912	$14,907
08/31/19	$13,559	$15,660	$14,263
09/30/19	$13,704	$15,953	$14,417
10/31/19	$13,950	$16,299	$14,686
11/30/19	$14,598	$16,890	$15,377
12/31/19	$14,901	$17,400	$15,705
01/31/20	$14,795	$17,393	$15,611
02/29/20	$13,619	$15,961	$14,378
03/31/20	$10,726	$13,990	$11,327
04/30/20	$12,395	$15,783	$13,100
05/31/20	$13,474	$16,535	$14,252
06/30/20	$13,987	$16,864	$14,805
07/31/20	$14,789	$17,815	$15,670
08/31/20	$15,894	$19,095	$16,855
09/30/20	$15,450	$18,370	$16,395
10/31/20	$15,495	$17,881	$16,446
11/30/20	$18,294	$19,839	$19,434
12/31/20	$19,638	$20,601	$20,869
01/31/21	$20,081	$20,393	$21,341
02/28/21	$21,075	$20,956	$22,417
03/31/21	$21,044	$21,873	$22,387
04/30/21	$21,918	$23,041	$23,339
05/31/21	$21,786	$23,202	$23,206
06/30/21	$22,453	$23,743	$23,939
07/31/21	$22,161	$24,307	$23,638
08/31/21	$22,594	$25,047	$24,113
09/30/21	$21,733	$23,882	$23,200
10/31/21	$22,972	$25,555	$24,535
11/30/21	$21,749	$25,378	$23,237
12/31/21	$21,984	$26,515	$23,506
01/31/22	$19,838	$25,143	$21,220
02/28/22	$19,818	$24,390	$21,207
03/31/22	$19,969	$25,296	$21,374
04/30/22	$17,885	$23,090	$19,148
05/31/22	$17,573	$23,132	$18,811
06/30/22	$15,981	$21,223	$17,109
07/31/22	$17,649	$23,180	$18,903
08/31/22	$17,284	$22,234	$18,518
09/30/22	$15,588	$20,187	$16,704
10/31/22	$16,904	$21,821	$18,120
11/30/22	$17,474	$23,040	$18,737
12/31/22	$16,325	$21,713	$17,513
01/31/23	$18,065	$23,077	$19,386
02/28/23	$17,772	$22,514	$19,074
03/31/23	$17,272	$23,341	$18,543
04/30/23	$16,890	$23,705	$18,138
05/31/23	$16,966	$23,808	$18,225
06/30/23	$18,364	$25,381	$19,730
07/31/23	$19,430	$26,197	$20,879
08/31/23	$18,641	$25,780	$20,038
09/30/23	$17,729	$24,550	$19,063
10/31/23	$16,624	$24,034	$17,885
11/30/23	$18,446	$26,229	$19,815
12/31/23	$20,341	$27,421	$21,858
01/31/24	$19,862	$27,882	$21,349
02/29/24	$21,092	$29,370	$22,678
03/31/24	$21,789	$30,315	$23,436
04/30/24	$20,384	$29,077	$21,934
05/31/24	$21,080	$30,519	$22,689
06/30/24	$21,070	$31,614	$22,683
07/31/24	$22,363	$31,999	$24,075
08/31/24	$22,453	$32,775	$24,175
09/30/24	$22,800	$33,475	$24,555
10/31/24	$22,917	$33,171	$24,688
11/30/24	$25,598	$35,119	$27,579
12/31/24	$23,761	$34,281	$25,604

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 10/15/15
SSMJX	16.81%	9.78%	10.49%
SSMJX (Adjusted for the 5.25% Maximum Sales Charge)	10.68%	8.60%	9.85%
S&P 500 Index	25.02%	14.53%	14.31%
Russell Small Cap Completeness Index	17.14%	10.27%	10.75%

Performance Inception Date	Oct. 15, 2015
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 642,458,777
Holdings Count | Holding	2,490
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$642,458,777
  Number of Portfolio Holdings2,490
  Portfolio Turnover Rate24%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
Marvell Technology, Inc.	1.3%
AppLovin Corp., Class A	1.2%
Spotify Technology SA	0.9%
CRH PLC	0.9%
DoorDash, Inc., Class A	0.8%
Trade Desk, Inc., Class A	0.7%
Coinbase Global, Inc., Class A	0.7%
Snowflake, Inc., Class A	0.7%
Cheniere Energy, Inc.	0.7%
MicroStrategy, Inc., Class A	0.7%

Top Ten Industry

Industry	%
Software	9.1%
Banks	6.3%
Biotechnology	4.9%
Capital Markets	4.5%
Semiconductors & Semiconductor Equipment	3.4%
Hotels, Restaurants & Leisure	3.3%
Oil, Gas & Consumable Fuels	3.2%
Machinery	3.2%
Specialty Retail	3.1%
Insurance	3.0%

C000158902
Shareholder Report [Line Items]
Fund Name	State Street Small/Mid Cap Equity Index Fund
Class Name	Class I
Trading Symbol	SSMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.11%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by interest rate cuts, easing inflation, and a strengthening U.S. economy.  The Fund generated positive performance for the reporting period and the Fund's performance did not materially deviate from the benchmark. The strongest performing sectors were the Financial, Information Technology, and Industrial sectors generating double-digit performance. All sectors had positive performance for the reporting period, however, the contribution to return from the Real Estate, Consumer Staples and Health Care sectors had the least impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSMLX	S&P 500 Index	Russell Small Cap Completeness Index
10/15/15	$10,000	$10,000	$10,000
11/30/15	$10,209	$10,309	$10,207
12/31/15	$9,824	$10,146	$9,796
01/31/16	$8,939	$9,643	$8,952
02/29/16	$8,971	$9,630	$8,983
03/31/16	$9,708	$10,283	$9,728
04/30/16	$9,867	$10,323	$9,892
05/31/16	$10,046	$10,509	$10,072
06/30/16	$10,056	$10,536	$10,068
07/31/16	$10,604	$10,924	$10,612
08/31/16	$10,678	$10,940	$10,703
09/30/16	$10,773	$10,942	$10,798
10/31/16	$10,362	$10,742	$10,387
11/30/16	$11,195	$11,140	$11,224
12/31/16	$11,392	$11,360	$11,422
01/31/17	$11,617	$11,575	$11,648
02/28/17	$11,905	$12,035	$11,933
03/31/17	$11,884	$12,049	$11,924
04/30/17	$12,033	$12,173	$12,071
05/31/17	$11,958	$12,344	$11,991
06/30/17	$12,225	$12,421	$12,267
07/31/17	$12,353	$12,677	$12,396
08/31/17	$12,311	$12,715	$12,350
09/30/17	$12,834	$12,978	$12,875
10/31/17	$13,037	$13,281	$13,078
11/30/17	$13,410	$13,688	$13,449
12/31/17	$13,461	$13,840	$13,509
01/31/18	$13,912	$14,632	$13,952
02/28/18	$13,405	$14,093	$13,446
03/31/18	$13,495	$13,735	$13,533
04/30/18	$13,529	$13,788	$13,568
05/31/18	$14,171	$14,120	$14,213
06/30/18	$14,284	$14,207	$14,334
07/31/18	$14,486	$14,735	$14,546
08/31/18	$15,151	$15,215	$15,216
09/30/18	$14,892	$15,302	$14,951
10/31/18	$13,405	$14,256	$13,458
11/30/18	$13,675	$14,547	$13,728
12/31/18	$12,241	$13,233	$12,266
01/31/19	$13,642	$14,294	$13,682
02/28/19	$14,308	$14,753	$14,361
03/31/19	$14,180	$15,039	$14,222
04/30/19	$14,717	$15,648	$14,766
05/31/19	$13,677	$14,654	$13,727
06/30/19	$14,624	$15,687	$14,672
07/31/19	$14,845	$15,912	$14,907
08/31/19	$14,203	$15,660	$14,263
09/30/19	$14,367	$15,953	$14,417
10/31/19	$14,624	$16,299	$14,686
11/30/19	$15,313	$16,890	$15,377
12/31/19	$15,632	$17,400	$15,705
01/31/20	$15,533	$17,393	$15,611
02/29/20	$14,300	$15,961	$14,378
03/31/20	$11,265	$13,990	$11,327
04/30/20	$13,017	$15,783	$13,100
05/31/20	$14,153	$16,535	$14,252
06/30/20	$14,694	$16,864	$14,805
07/31/20	$15,540	$17,815	$15,670
08/31/20	$16,706	$19,095	$16,855
09/30/20	$16,242	$18,370	$16,395
10/31/20	$16,293	$17,881	$16,446
11/30/20	$19,240	$19,839	$19,434
12/31/20	$20,657	$20,601	$20,869
01/31/21	$21,129	$20,393	$21,341
02/28/21	$22,178	$20,956	$22,417
03/31/21	$22,151	$21,873	$22,387
04/30/21	$23,075	$23,041	$23,339
05/31/21	$22,940	$23,202	$23,206
06/30/21	$23,648	$23,743	$23,939
07/31/21	$23,345	$24,307	$23,638
08/31/21	$23,805	$25,047	$24,113
09/30/21	$22,903	$23,882	$23,200
10/31/21	$24,215	$25,555	$24,535
11/30/21	$22,930	$25,378	$23,237
12/31/21	$23,182	$26,515	$23,506
01/31/22	$20,924	$25,143	$21,220
02/28/22	$20,906	$24,390	$21,207
03/31/22	$21,071	$25,296	$21,374
04/30/22	$18,875	$23,090	$19,148
05/31/22	$18,550	$23,132	$18,811
06/30/22	$16,874	$21,223	$17,109
07/31/22	$18,638	$23,180	$18,903
08/31/22	$18,256	$22,234	$18,518
09/30/22	$16,468	$20,187	$16,704
10/31/22	$17,862	$21,821	$18,120
11/30/22	$18,470	$23,040	$18,737
12/31/22	$17,258	$21,713	$17,513
01/31/23	$19,102	$23,077	$19,386
02/28/23	$18,796	$22,514	$19,074
03/31/23	$18,271	$23,341	$18,543
04/30/23	$17,870	$23,705	$18,138
05/31/23	$17,955	$23,808	$18,225
06/30/23	$19,438	$25,381	$19,730
07/31/23	$20,570	$26,197	$20,879
08/31/23	$19,739	$25,780	$20,038
09/30/23	$18,777	$24,550	$19,063
10/31/23	$17,612	$24,034	$17,885
11/30/23	$19,546	$26,229	$19,815
12/31/23	$21,558	$27,421	$21,858
01/31/24	$21,055	$27,882	$21,349
02/29/24	$22,362	$29,370	$22,678
03/31/24	$23,107	$30,315	$23,436
04/30/24	$21,620	$29,077	$21,934
05/31/24	$22,364	$30,519	$22,689
06/30/24	$22,357	$31,614	$22,683
07/31/24	$23,735	$31,999	$24,075
08/31/24	$23,835	$32,775	$24,175
09/30/24	$24,209	$33,475	$24,555
10/31/24	$24,337	$33,171	$24,688
11/30/24	$27,191	$35,119	$27,579
12/31/24	$25,244	$34,281	$25,604

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 10/15/15
SSMLX	17.10%	10.06%	10.57%
S&P 500 Index	25.02%	14.53%	14.31%
Russell Small Cap Completeness Index	17.14%	10.27%	10.75%

Performance Inception Date	Oct. 15, 2015
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 642,458,777
Holdings Count | Holding	2,490
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$642,458,777
  Number of Portfolio Holdings2,490
  Portfolio Turnover Rate24%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
Marvell Technology, Inc.	1.3%
AppLovin Corp., Class A	1.2%
Spotify Technology SA	0.9%
CRH PLC	0.9%
DoorDash, Inc., Class A	0.8%
Trade Desk, Inc., Class A	0.7%
Coinbase Global, Inc., Class A	0.7%
Snowflake, Inc., Class A	0.7%
Cheniere Energy, Inc.	0.7%
MicroStrategy, Inc., Class A	0.7%

Top Ten Industry

Industry	%
Software	9.1%
Banks	6.3%
Biotechnology	4.9%
Capital Markets	4.5%
Semiconductors & Semiconductor Equipment	3.4%
Hotels, Restaurants & Leisure	3.3%
Oil, Gas & Consumable Fuels	3.2%
Machinery	3.2%
Specialty Retail	3.1%
Insurance	3.0%

C000158903
Shareholder Report [Line Items]
Fund Name	State Street Small/Mid Cap Equity Index Fund
Class Name	Class K
Trading Symbol	SSMKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$3	0.03%

The expense table reflects expenses from both the Fund and the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by interest rate cuts, easing inflation, and a strengthening U.S. economy.  The Fund generated positive performance for the reporting period and the Fund's performance did not materially deviate from the benchmark. The strongest performing sectors were the Financial, Information Technology, and Industrial sectors generating double-digit performance. All sectors had positive performance for the reporting period, however, the contribution to return from the Real Estate, Consumer Staples and Health Care sectors had the least impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSMKX	S&P 500 Index	Russell Small Cap Completeness Index
08/11/15	$10,000	$10,000	$10,000
09/30/15	$9,090	$9,242	$9,081
10/31/15	$9,590	$10,022	$9,581
11/30/15	$9,750	$10,052	$9,746
12/31/15	$9,362	$9,893	$9,354
01/31/16	$8,537	$9,402	$8,548
02/29/16	$8,567	$9,390	$8,577
03/31/16	$9,272	$10,027	$9,288
04/30/16	$9,423	$10,066	$9,445
05/31/16	$9,594	$10,246	$9,617
06/30/16	$9,604	$10,273	$9,613
07/31/16	$10,117	$10,652	$10,132
08/31/16	$10,198	$10,667	$10,219
09/30/16	$10,288	$10,669	$10,310
10/31/16	$9,896	$10,474	$9,917
11/30/16	$10,691	$10,862	$10,717
12/31/16	$10,880	$11,077	$10,906
01/31/17	$11,094	$11,287	$11,121
02/28/17	$11,369	$11,735	$11,394
03/31/17	$11,349	$11,748	$11,385
04/30/17	$11,492	$11,869	$11,526
05/31/17	$11,420	$12,036	$11,449
06/30/17	$11,675	$12,111	$11,712
07/31/17	$11,797	$12,360	$11,836
08/31/17	$11,757	$12,398	$11,792
09/30/17	$12,256	$12,654	$12,293
10/31/17	$12,450	$12,949	$12,487
11/30/17	$12,807	$13,346	$12,841
12/31/17	$12,856	$13,495	$12,899
01/31/18	$13,297	$14,267	$13,322
02/28/18	$12,802	$13,742	$12,838
03/31/18	$12,888	$13,392	$12,921
04/30/18	$12,920	$13,444	$12,955
05/31/18	$13,533	$13,767	$13,571
06/30/18	$13,641	$13,852	$13,687
07/31/18	$13,845	$14,368	$13,889
08/31/18	$14,480	$14,836	$14,528
09/30/18	$14,222	$14,920	$14,276
10/31/18	$12,813	$13,900	$12,850
11/30/18	$13,071	$14,184	$13,108
12/31/18	$11,695	$12,903	$11,711
01/31/19	$13,045	$13,937	$13,064
02/28/19	$13,670	$14,385	$13,712
03/31/19	$13,547	$14,664	$13,580
04/30/19	$14,060	$15,258	$14,099
05/31/19	$13,067	$14,288	$13,107
06/30/19	$13,982	$15,295	$14,009
07/31/19	$14,194	$15,515	$14,233
08/31/19	$13,581	$15,269	$13,618
09/30/19	$13,737	$15,555	$13,766
10/31/19	$13,982	$15,892	$14,023
11/30/19	$14,641	$16,469	$14,682
12/31/19	$14,951	$16,966	$14,996
01/31/20	$14,856	$16,959	$14,906
02/29/20	$13,688	$15,563	$13,728
03/31/20	$10,785	$13,641	$10,815
04/30/20	$12,460	$15,390	$12,509
05/31/20	$13,550	$16,122	$13,608
06/30/20	$14,070	$16,443	$14,136
07/31/20	$14,882	$17,370	$14,962
08/31/20	$16,001	$18,619	$16,094
09/30/20	$15,559	$17,911	$15,654
10/31/20	$15,611	$17,435	$15,703
11/30/20	$18,437	$19,344	$18,556
12/31/20	$19,800	$20,087	$19,926
01/31/21	$20,255	$19,884	$20,377
02/28/21	$21,264	$20,433	$21,404
03/31/21	$21,242	$21,328	$21,375
04/30/21	$22,131	$22,466	$22,284
05/31/21	$22,006	$22,623	$22,158
06/30/21	$22,689	$23,151	$22,857
07/31/21	$22,402	$23,701	$22,570
08/31/21	$22,848	$24,422	$23,024
09/30/21	$21,986	$23,286	$22,152
10/31/21	$23,248	$24,917	$23,426
11/30/21	$22,018	$24,744	$22,187
12/31/21	$22,265	$25,853	$22,444
01/31/22	$20,099	$24,516	$20,261
02/28/22	$20,086	$23,782	$20,249
03/31/22	$20,246	$24,665	$20,409
04/30/22	$18,140	$22,514	$18,282
05/31/22	$17,830	$22,555	$17,961
06/30/22	$16,221	$20,693	$16,336
07/31/22	$17,921	$22,601	$18,049
08/31/22	$17,557	$21,680	$17,681
09/30/22	$15,840	$19,683	$15,949
10/31/22	$17,184	$21,276	$17,301
11/30/22	$17,771	$22,465	$17,890
12/31/22	$16,608	$21,171	$16,722
01/31/23	$18,385	$22,501	$18,510
02/28/23	$18,094	$21,952	$18,212
03/31/23	$17,592	$22,758	$17,705
04/30/23	$17,208	$23,114	$17,318
05/31/23	$17,293	$23,214	$17,402
06/30/23	$18,725	$24,748	$18,839
07/31/23	$19,818	$25,543	$19,936
08/31/23	$19,021	$25,136	$19,133
09/30/23	$18,097	$23,938	$18,202
10/31/23	$16,976	$23,434	$17,077
11/30/23	$18,843	$25,575	$18,920
12/31/23	$20,787	$26,737	$20,870
01/31/24	$20,306	$27,186	$20,384
02/29/24	$21,570	$28,637	$21,653
03/31/24	$22,292	$29,559	$22,378
04/30/24	$20,861	$28,352	$20,943
05/31/24	$21,581	$29,757	$21,664
06/30/24	$21,576	$30,825	$21,658
07/31/24	$22,904	$31,200	$22,987
08/31/24	$23,001	$31,957	$23,083
09/30/24	$23,361	$32,640	$23,446
10/31/24	$23,485	$32,344	$23,572
11/30/24	$26,239	$34,242	$26,333
12/31/24	$24,360	$33,426	$24,447

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 08/11/15
SSMKX	17.19%	10.26%	9.94%
S&P 500 Index	25.02%	14.53%	13.72%
Russell Small Cap Completeness Index	17.14%	10.27%	9.99%

Performance Inception Date	Aug. 11, 2015
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 642,458,777
Holdings Count | Holding	2,490
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$642,458,777
  Number of Portfolio Holdings2,490
  Portfolio Turnover Rate24%
  Total Advisory Fees Paid$0

Portfolio holdings and portfolio turnover rate are from the corresponding Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
Marvell Technology, Inc.	1.3%
AppLovin Corp., Class A	1.2%
Spotify Technology SA	0.9%
CRH PLC	0.9%
DoorDash, Inc., Class A	0.8%
Trade Desk, Inc., Class A	0.7%
Coinbase Global, Inc., Class A	0.7%
Snowflake, Inc., Class A	0.7%
Cheniere Energy, Inc.	0.7%
MicroStrategy, Inc., Class A	0.7%

Top Ten Industry

Industry	%
Software	9.1%
Banks	6.3%
Biotechnology	4.9%
Capital Markets	4.5%
Semiconductors & Semiconductor Equipment	3.4%
Hotels, Restaurants & Leisure	3.3%
Oil, Gas & Consumable Fuels	3.2%
Machinery	3.2%
Specialty Retail	3.1%
Insurance	3.0%

C000158904
Shareholder Report [Line Items]
Fund Name	State Street Small/Mid Cap Equity Index Portfolio
Trading Symbol	SSMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Small/Mid Cap Equity Index Portfolio (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/resources/master-portfolio-fund-documents
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Small/Mid Cap Equity Index Portfolio	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance of the Fund for the reporting period was driven by interest rate cuts, easing inflation, and a strengthening U.S. economy.  The Fund generated positive performance for the reporting period and the Fund's performance did not materially deviate from the benchmark. The strongest performing sectors were the Financial, Information Technology, and Industrial sectors generating double-digit performance. All sectors had positive performance for the reporting period, however, the contribution to return from the Real Estate, Consumer Staples and Health Care sectors had the least impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSMHX	S&P 500 Index	Russell Small Cap Completeness Index
08/11/15	$10,000	$10,000	$10,000
09/30/15	$9,090	$9,242	$9,081
10/31/15	$9,590	$10,022	$9,581
11/30/15	$9,750	$10,052	$9,746
12/31/15	$9,370	$9,893	$9,354
01/31/16	$8,564	$9,402	$8,548
02/29/16	$8,594	$9,390	$8,577
03/31/16	$9,299	$10,027	$9,288
04/30/16	$9,450	$10,066	$9,445
05/31/16	$9,622	$10,246	$9,617
06/30/16	$9,632	$10,273	$9,613
07/31/16	$10,145	$10,652	$10,132
08/31/16	$10,226	$10,667	$10,219
09/30/16	$10,317	$10,669	$10,310
10/31/16	$9,924	$10,474	$9,917
11/30/16	$10,720	$10,862	$10,717
12/31/16	$10,912	$11,077	$10,906
01/31/17	$11,127	$11,287	$11,121
02/28/17	$11,404	$11,735	$11,394
03/31/17	$11,383	$11,748	$11,385
04/30/17	$11,527	$11,869	$11,526
05/31/17	$11,455	$12,036	$11,449
06/30/17	$11,711	$12,111	$11,712
07/31/17	$11,834	$12,360	$11,836
08/31/17	$11,793	$12,398	$11,792
09/30/17	$12,295	$12,654	$12,293
10/31/17	$12,490	$12,949	$12,487
11/30/17	$12,848	$13,346	$12,841
12/31/17	$12,898	$13,495	$12,899
01/31/18	$13,335	$14,267	$13,322
02/28/18	$12,845	$13,742	$12,838
03/31/18	$12,930	$13,392	$12,921
04/30/18	$12,962	$13,444	$12,955
05/31/18	$13,580	$13,767	$13,571
06/30/18	$13,687	$13,852	$13,687
07/31/18	$13,889	$14,368	$13,889
08/31/18	$14,529	$14,836	$14,528
09/30/18	$14,273	$14,920	$14,276
10/31/18	$12,855	$13,900	$12,850
11/30/18	$13,111	$14,184	$13,108
12/31/18	$11,728	$12,903	$11,711
01/31/19	$13,081	$13,937	$13,064
02/28/19	$13,718	$14,385	$13,712
03/31/19	$13,593	$14,664	$13,580
04/30/19	$14,105	$15,258	$14,099
05/31/19	$13,115	$14,288	$13,107
06/30/19	$14,026	$15,295	$14,009
07/31/19	$14,242	$15,515	$14,233
08/31/19	$13,627	$15,269	$13,618
09/30/19	$13,787	$15,555	$13,766
10/31/19	$14,037	$15,892	$14,023
11/30/19	$14,697	$16,469	$14,682
12/31/19	$15,009	$16,966	$14,996
01/31/20	$14,914	$16,959	$14,906
02/29/20	$13,735	$15,563	$13,728
03/31/20	$10,823	$13,641	$10,815
04/30/20	$12,509	$15,390	$12,509
05/31/20	$13,603	$16,122	$13,608
06/30/20	$14,126	$16,443	$14,136
07/31/20	$14,942	$17,370	$14,962
08/31/20	$16,065	$18,619	$16,094
09/30/20	$15,622	$17,911	$15,654
10/31/20	$15,675	$17,435	$15,703
11/30/20	$18,512	$19,344	$18,556
12/31/20	$19,880	$20,087	$19,926
01/31/21	$20,338	$19,884	$20,377
02/28/21	$21,352	$20,433	$21,404
03/31/21	$21,330	$21,328	$21,375
04/30/21	$22,224	$22,466	$22,284
05/31/21	$22,099	$22,623	$22,158
06/30/21	$22,786	$23,151	$22,857
07/31/21	$22,498	$23,701	$22,570
08/31/21	$22,947	$24,422	$23,024
09/30/21	$22,082	$23,286	$22,152
10/31/21	$23,351	$24,917	$23,426
11/30/21	$22,117	$24,744	$22,187
12/31/21	$22,365	$25,853	$22,444
01/31/22	$20,191	$24,516	$20,261
02/28/22	$20,178	$23,782	$20,249
03/31/22	$20,341	$24,665	$20,409
04/30/22	$18,224	$22,514	$18,282
05/31/22	$17,901	$22,555	$17,961
06/30/22	$16,284	$20,693	$16,336
07/31/22	$17,991	$22,601	$18,049
08/31/22	$17,626	$21,680	$17,681
09/30/22	$15,903	$19,683	$15,949
10/31/22	$17,252	$21,276	$17,301
11/30/22	$17,841	$22,465	$17,890
12/31/22	$16,675	$21,171	$16,722
01/31/23	$18,459	$22,501	$18,510
02/28/23	$18,166	$21,952	$18,212
03/31/23	$17,663	$22,758	$17,705
04/30/23	$17,279	$23,114	$17,318
05/31/23	$17,364	$23,214	$17,402
06/30/23	$18,802	$24,748	$18,839
07/31/23	$19,900	$25,543	$19,936
08/31/23	$19,100	$25,136	$19,133
09/30/23	$18,172	$23,938	$18,202
10/31/23	$17,048	$23,434	$17,077
11/30/23	$18,923	$25,575	$18,920
12/31/23	$20,874	$26,737	$20,870
01/31/24	$20,390	$27,186	$20,384
02/29/24	$21,659	$28,637	$21,653
03/31/24	$22,384	$29,559	$22,378
04/30/24	$20,949	$28,352	$20,943
05/31/24	$21,672	$29,757	$21,664
06/30/24	$21,667	$30,825	$21,658
07/31/24	$23,001	$31,200	$22,987
08/31/24	$23,099	$31,957	$23,083
09/30/24	$23,461	$32,640	$23,446
10/31/24	$23,586	$32,344	$23,572
11/30/24	$26,352	$34,242	$26,333
12/31/24	$24,465	$33,426	$24,447

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	Since Inception 08/11/15
SSMHX	17.20%	10.27%	9.99%
S&P 500 Index	25.02%	14.53%	13.72%
Russell Small Cap Completeness Index	17.14%	10.27%	9.99%

Performance Inception Date	Aug. 11, 2015
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 2,668,343,739
Holdings Count | Holding	2,490
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$2,668,343,739 Number of Portfolio Holdings2,490 Portfolio Turnover Rate24% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Ten Holdings

Holdings	%
Marvell Technology, Inc.	1.3%
AppLovin Corp., Class A	1.2%
Spotify Technology SA	0.9%
CRH PLC	0.9%
DoorDash, Inc., Class A	0.8%
Trade Desk, Inc., Class A	0.7%
Coinbase Global, Inc., Class A	0.7%
Snowflake, Inc., Class A	0.7%
Cheniere Energy, Inc.	0.7%
MicroStrategy, Inc., Class A	0.7%

Top Ten Industry

Industry	%
Software	9.1%
Banks	6.3%
Biotechnology	4.9%
Capital Markets	4.5%
Semiconductors & Semiconductor Equipment	3.4%
Hotels, Restaurants & Leisure	3.3%
Oil, Gas & Consumable Fuels	3.2%
Machinery	3.2%
Specialty Retail	3.1%
Insurance	3.0%

C000232294
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2020 Fund
Class Name	Class R3
Trading Symbol	SSADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2020 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the SPDR Portfolio Short Term Treasury ETF (SPTS). There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSADX	S&P 500 Index	State Street Target Retirement 2020 Composite Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,025	$9,700	$10,029
2/28/2015	$10,288	$10,257	$10,299
3/31/2015	$10,205	$10,095	$10,230
4/30/2015	$10,299	$10,192	$10,343
5/31/2015	$10,295	$10,323	$10,335
6/30/2015	$10,093	$10,123	$10,138
7/31/2015	$10,188	$10,335	$10,233
8/31/2015	$9,770	$9,712	$9,812
9/30/2015	$9,579	$9,471	$9,626
10/31/2015	$10,007	$10,270	$10,073
11/30/2015	$9,964	$10,301	$10,019
12/31/2015	$9,794	$10,138	$9,877
1/31/2016	$9,539	$9,635	$9,595
2/29/2016	$9,545	$9,622	$9,617
3/31/2016	$9,993	$10,275	$10,085
4/30/2016	$10,099	$10,315	$10,191
5/31/2016	$10,115	$10,500	$10,218
6/30/2016	$10,222	$10,527	$10,296
7/31/2016	$10,478	$10,915	$10,595
8/31/2016	$10,484	$10,931	$10,610
9/30/2016	$10,519	$10,933	$10,642
10/31/2016	$10,345	$10,733	$10,478
11/30/2016	$10,340	$11,131	$10,472
12/31/2016	$10,472	$11,351	$10,618
1/31/2017	$10,631	$11,566	$10,781
2/28/2017	$10,820	$12,025	$10,990
3/31/2017	$10,866	$12,039	$11,035
4/30/2017	$10,974	$12,163	$11,159
5/31/2017	$11,111	$12,334	$11,299
6/30/2017	$11,137	$12,411	$11,328
7/31/2017	$11,305	$12,666	$11,504
8/31/2017	$11,361	$12,705	$11,566
9/30/2017	$11,458	$12,967	$11,672
10/31/2017	$11,575	$13,270	$11,795
11/30/2017	$11,712	$13,677	$11,934
12/31/2017	$11,814	$13,829	$12,056
1/31/2018	$12,059	$14,621	$12,314
2/28/2018	$11,721	$14,082	$11,980
3/31/2018	$11,674	$13,724	$11,915
4/30/2018	$11,680	$13,777	$11,946
5/31/2018	$11,769	$14,108	$12,041
6/30/2018	$11,764	$14,195	$12,042
7/31/2018	$11,935	$14,724	$12,215
8/31/2018	$12,055	$15,203	$12,349
9/30/2018	$12,029	$15,290	$12,318
10/31/2018	$11,516	$14,245	$11,804
11/30/2018	$11,636	$14,535	$11,931
12/31/2018	$11,266	$13,223	$11,547
1/31/2019	$11,841	$14,282	$12,128
2/28/2019	$12,001	$14,741	$12,308
3/31/2019	$12,171	$15,027	$12,489
4/30/2019	$12,373	$15,636	$12,702
5/31/2019	$12,095	$14,642	$12,422
6/30/2019	$12,538	$15,674	$12,878
7/31/2019	$12,565	$15,899	$12,925
8/31/2019	$12,571	$15,648	$12,926
9/30/2019	$12,653	$15,940	$13,017
10/31/2019	$12,822	$16,286	$13,196
11/30/2019	$12,969	$16,877	$13,352
12/31/2019	$13,177	$17,386	$13,588
1/31/2020	$13,206	$17,379	$13,627
2/29/2020	$12,784	$15,949	$13,174
3/31/2020	$11,727	$13,979	$12,122
4/30/2020	$12,462	$15,771	$12,872
5/31/2020	$12,803	$16,522	$13,215
6/30/2020	$13,029	$16,850	$13,450
7/31/2020	$13,438	$17,801	$13,887
8/31/2020	$13,813	$19,080	$14,285
9/30/2020	$13,589	$18,355	$14,047
10/31/2020	$13,421	$17,867	$13,880
11/30/2020	$14,257	$19,823	$14,767
12/31/2020	$14,642	$20,585	$15,163
1/31/2021	$14,600	$20,377	$15,141
2/28/2021	$14,714	$20,939	$15,272
3/31/2021	$14,875	$21,856	$15,434
4/30/2021	$15,252	$23,022	$15,827
5/31/2021	$15,376	$23,183	$15,974
6/30/2021	$15,502	$23,724	$16,101
7/31/2021	$15,674	$24,288	$16,285
8/31/2021	$15,811	$25,026	$16,448
9/30/2021	$15,458	$23,863	$16,097
10/31/2021	$15,821	$25,534	$16,467
11/30/2021	$15,636	$25,357	$16,288
12/31/2021	$15,960	$26,494	$16,626
1/31/2022	$15,468	$25,123	$16,090
2/28/2022	$15,259	$24,371	$15,907
3/31/2022	$15,221	$25,276	$15,888
4/30/2022	$14,520	$23,071	$15,173
5/31/2022	$14,545	$23,114	$15,175
6/30/2022	$13,831	$21,206	$14,434
7/31/2022	$14,494	$23,161	$15,118
8/31/2022	$14,023	$22,217	$14,672
9/30/2022	$13,130	$20,170	$13,731
10/31/2022	$13,462	$21,804	$14,074
11/30/2022	$14,074	$23,022	$14,685
12/31/2022	$13,760	$21,696	$14,410
1/31/2023	$14,374	$23,059	$15,035
2/28/2023	$14,047	$22,496	$14,709
3/31/2023	$14,333	$23,322	$15,007
4/30/2023	$14,442	$23,686	$15,123
5/31/2023	$14,265	$23,789	$14,952
6/30/2023	$14,565	$25,361	$15,267
7/31/2023	$14,797	$26,176	$15,528
8/31/2023	$14,606	$25,759	$15,328
9/30/2023	$14,224	$24,531	$14,938
10/31/2023	$13,978	$24,015	$14,680
11/30/2023	$14,715	$26,208	$15,465
12/31/2023	$15,281	$27,399	$16,069
1/31/2024	$15,253	$27,859	$16,058
2/29/2024	$15,396	$29,347	$16,200
3/31/2024	$15,640	$30,291	$16,472
4/30/2024	$15,281	$29,054	$16,105
5/31/2024	$15,640	$30,494	$16,466
6/30/2024	$15,798	$31,589	$16,647
7/31/2024	$16,113	$31,973	$16,993
8/31/2024	$16,385	$32,749	$17,291
9/30/2024	$16,643	$33,448	$17,571
10/31/2024	$16,328	$33,145	$17,248
11/30/2024	$16,629	$35,090	$17,555
12/31/2024	$16,345	$34,254	$17,264

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSADX	6.96%	4.40%	5.04%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2020 Composite Index	7.44%	4.91%	5.61%

Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 894,854,187
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$894,854,187 Number of Portfolio Holdings11 Portfolio Turnover Rate17% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.2%
SPDR Bloomberg 1-10 Year TIPS ETF	18.1%
SPDR Portfolio Short Term Treasury ETF	15.9%
State Street Equity 500 Index II Portfolio	15.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	11.5%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Portfolio Short Term Corporate Bond ETF	4.0%
State Street Small/Mid Cap Equity Index Portfolio	2.9%

Asset Allocation

Asset Type	%
Domestic Fixed Income	47.1%
Domestic Equity	18.4%
Inflation Linked	18.1%
International Equity	11.5%
Real Estate	5.0%
Short-Term Investments	0.5%

Material Fund Change Objectives [Text Block]

The Fund’s Board of Trustees has approved the reorganization of the Fund into the State Street Target Retirement Fund (the "Retirement Fund"). The reorganization is expected to occur on or about March 28, 2025. Following the reorganization, shareholders of the Fund would become shareholders of the Retirement Fund. The reorganization will be effected without a shareholder vote. In connection with the reorganization, the Retirement 2020 Fund will be closed to new investors on or about the close of business on March 14, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the website below or upon request at 1-800-647-7327

C000143864
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2020 Fund
Class Name	Class I
Trading Symbol	SSBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2020 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the SPDR Portfolio Short Term Treasury ETF (SPTS). There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSBNX	S&P 500 Index	State Street Target Retirement 2020 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$10,020	$9,700	$10,029
02/28/15	$10,296	$10,257	$10,299
03/31/15	$10,207	$10,095	$10,230
04/30/15	$10,316	$10,192	$10,343
05/31/15	$10,316	$10,323	$10,335
06/30/15	$10,118	$10,123	$10,138
07/31/15	$10,217	$10,335	$10,233
08/31/15	$9,793	$9,712	$9,812
09/30/15	$9,615	$9,471	$9,626
10/31/15	$10,049	$10,270	$10,073
11/30/15	$10,000	$10,301	$10,019
12/31/15	$9,844	$10,138	$9,877
01/31/16	$9,591	$9,635	$9,595
02/29/16	$9,602	$9,622	$9,617
03/31/16	$10,056	$10,275	$10,085
04/30/16	$10,157	$10,315	$10,191
05/31/16	$10,187	$10,500	$10,218
06/30/16	$10,288	$10,527	$10,296
07/31/16	$10,551	$10,915	$10,595
08/31/16	$10,561	$10,931	$10,610
09/30/16	$10,611	$10,933	$10,642
10/31/16	$10,429	$10,733	$10,478
11/30/16	$10,429	$11,131	$10,472
12/31/16	$10,567	$11,351	$10,618
01/31/17	$10,721	$11,566	$10,781
02/28/17	$10,926	$12,025	$10,990
03/31/17	$10,967	$12,039	$11,035
04/30/17	$11,091	$12,163	$11,159
05/31/17	$11,235	$12,334	$11,299
06/30/17	$11,255	$12,411	$11,328
07/31/17	$11,430	$12,666	$11,504
08/31/17	$11,502	$12,705	$11,566
09/30/17	$11,605	$12,967	$11,672
10/31/17	$11,718	$13,270	$11,795
11/30/17	$11,862	$13,677	$11,934
12/31/17	$11,980	$13,829	$12,056
01/31/18	$12,233	$14,621	$12,314
02/28/18	$11,885	$14,082	$11,980
03/31/18	$11,843	$13,724	$11,915
04/30/18	$11,853	$13,777	$11,946
05/31/18	$11,959	$14,108	$12,041
06/30/18	$11,959	$14,195	$12,042
07/31/18	$12,128	$14,724	$12,215
08/31/18	$12,265	$15,203	$12,349
09/30/18	$12,233	$15,290	$12,318
10/31/18	$11,726	$14,245	$11,804
11/30/18	$11,853	$14,535	$11,931
12/31/18	$11,480	$13,223	$11,547
01/31/19	$12,060	$14,282	$12,128
02/28/19	$12,228	$14,741	$12,308
03/31/19	$12,417	$15,027	$12,489
04/30/19	$12,629	$15,636	$12,702
05/31/19	$12,350	$14,642	$12,422
06/30/19	$12,797	$15,674	$12,878
07/31/19	$12,841	$15,899	$12,925
08/31/19	$12,841	$15,648	$12,926
09/30/19	$12,942	$15,940	$13,017
10/31/19	$13,109	$16,286	$13,196
11/30/19	$13,265	$16,877	$13,352
12/31/19	$13,493	$17,386	$13,588
01/31/20	$13,517	$17,379	$13,627
02/29/20	$13,090	$15,949	$13,174
03/31/20	$12,024	$13,979	$12,122
04/30/20	$12,782	$15,771	$12,872
05/31/20	$13,138	$16,522	$13,215
06/30/20	$13,375	$16,850	$13,450
07/31/20	$13,801	$17,801	$13,887
08/31/20	$14,180	$19,080	$14,285
09/30/20	$13,955	$18,355	$14,047
10/31/20	$13,789	$17,867	$13,880
11/30/20	$14,654	$19,823	$14,767
12/31/20	$15,054	$20,585	$15,163
01/31/21	$15,005	$20,377	$15,141
02/28/21	$15,140	$20,939	$15,272
03/31/21	$15,313	$21,856	$15,434
04/30/21	$15,682	$23,022	$15,827
05/31/21	$15,830	$23,183	$15,974
06/30/21	$15,966	$23,724	$16,101
07/31/21	$16,138	$24,288	$16,285
08/31/21	$16,212	$25,026	$16,448
09/30/21	$15,855	$23,863	$16,097
10/31/21	$16,224	$25,534	$16,467
11/30/21	$16,039	$25,357	$16,288
12/31/21	$16,377	$26,494	$16,626
01/31/22	$15,863	$25,123	$16,090
02/28/22	$15,666	$24,371	$15,907
03/31/22	$15,627	$25,276	$15,888
04/30/22	$14,916	$23,071	$15,173
05/31/22	$14,955	$23,114	$15,175
06/30/22	$14,218	$21,206	$14,434
07/31/22	$14,902	$23,161	$15,118
08/31/22	$14,429	$22,217	$14,672
09/30/22	$13,507	$20,170	$13,731
10/31/22	$13,849	$21,804	$14,074
11/30/22	$14,494	$23,022	$14,685
12/31/22	$14,173	$21,696	$14,410
01/31/23	$14,796	$23,059	$15,035
02/28/23	$14,470	$22,496	$14,709
03/31/23	$14,782	$23,322	$15,007
04/30/23	$14,881	$23,686	$15,123
05/31/23	$14,711	$23,789	$14,952
06/30/23	$15,022	$25,361	$15,267
07/31/23	$15,277	$26,176	$15,528
08/31/23	$15,079	$25,759	$15,328
09/30/23	$14,682	$24,531	$14,938
10/31/23	$14,442	$24,015	$14,680
11/30/23	$15,206	$26,208	$15,465
12/31/23	$15,784	$27,399	$16,069
01/31/24	$15,769	$27,859	$16,058
02/29/24	$15,918	$29,347	$16,200
03/31/24	$16,172	$30,291	$16,472
04/30/24	$15,799	$29,054	$16,105
05/31/24	$16,187	$30,494	$16,466
06/30/24	$16,351	$31,589	$16,647
07/31/24	$16,695	$31,973	$16,993
08/31/24	$16,978	$32,749	$17,291
09/30/24	$17,247	$33,448	$17,571
10/31/24	$16,919	$33,145	$17,248
11/30/24	$17,247	$35,090	$17,555
12/31/24	$16,953	$34,254	$17,264

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSBNX	7.41%	4.67%	5.42%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2020 Composite Index	7.44%	4.91%	5.61%

Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 894,854,187
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$894,854,187 Number of Portfolio Holdings11 Portfolio Turnover Rate17% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.2%
SPDR Bloomberg 1-10 Year TIPS ETF	18.1%
SPDR Portfolio Short Term Treasury ETF	15.9%
State Street Equity 500 Index II Portfolio	15.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	11.5%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Portfolio Short Term Corporate Bond ETF	4.0%
State Street Small/Mid Cap Equity Index Portfolio	2.9%

Asset Allocation

Asset Type	%
Domestic Fixed Income	47.1%
Domestic Equity	18.4%
Inflation Linked	18.1%
International Equity	11.5%
Real Estate	5.0%
Short-Term Investments	0.5%

Material Fund Change Objectives [Text Block]

The Fund’s Board of Trustees has approved the reorganization of the Fund into the State Street Target Retirement Fund (the "Retirement Fund"). The reorganization is expected to occur on or about March 28, 2025. Following the reorganization, shareholders of the Fund would become shareholders of the Retirement Fund. The reorganization will be effected without a shareholder vote. In connection with the reorganization, the Retirement 2020 Fund will be closed to new investors on or about the close of business on March 14, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the website below or upon request at 1-800-647-7327

C000143865
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2020 Fund
Class Name	Class K
Trading Symbol	SSBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2020 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.00%

Due to the Fund waiving acquired fund fees, the waiver exceeded total fund expenses.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the SPDR Portfolio Short Term Treasury ETF (SPTS). There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSBOX	S&P 500 Index	State Street Target Retirement 2020 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$10,030	$9,700	$10,029
02/28/15	$10,296	$10,257	$10,299
03/31/15	$10,217	$10,095	$10,230
04/30/15	$10,316	$10,192	$10,343
05/31/15	$10,316	$10,323	$10,335
06/30/15	$10,118	$10,123	$10,138
07/31/15	$10,217	$10,335	$10,233
08/31/15	$9,803	$9,712	$9,812
09/30/15	$9,615	$9,471	$9,626
10/31/15	$10,049	$10,270	$10,073
11/30/15	$10,010	$10,301	$10,019
12/31/15	$9,843	$10,138	$9,877
01/31/16	$9,591	$9,635	$9,595
02/29/16	$9,601	$9,622	$9,617
03/31/16	$10,056	$10,275	$10,085
04/30/16	$10,167	$10,315	$10,191
05/31/16	$10,187	$10,500	$10,218
06/30/16	$10,298	$10,527	$10,296
07/31/16	$10,561	$10,915	$10,595
08/31/16	$10,571	$10,931	$10,610
09/30/16	$10,612	$10,933	$10,642
10/31/16	$10,440	$10,733	$10,478
11/30/16	$10,440	$11,131	$10,472
12/31/16	$10,577	$11,351	$10,618
01/31/17	$10,742	$11,566	$10,781
02/28/17	$10,937	$12,025	$10,990
03/31/17	$10,989	$12,039	$11,035
04/30/17	$11,102	$12,163	$11,159
05/31/17	$11,246	$12,334	$11,299
06/30/17	$11,277	$12,411	$11,328
07/31/17	$11,452	$12,666	$11,504
08/31/17	$11,513	$12,705	$11,566
09/30/17	$11,616	$12,967	$11,672
10/31/17	$11,740	$13,270	$11,795
11/30/17	$11,884	$13,677	$11,934
12/31/17	$11,992	$13,829	$12,056
01/31/18	$12,246	$14,621	$12,314
02/28/18	$11,907	$14,082	$11,980
03/31/18	$11,865	$13,724	$11,915
04/30/18	$11,876	$13,777	$11,946
05/31/18	$11,971	$14,108	$12,041
06/30/18	$11,971	$14,195	$12,042
07/31/18	$12,151	$14,724	$12,215
08/31/18	$12,277	$15,203	$12,349
09/30/18	$12,256	$15,290	$12,318
10/31/18	$11,738	$14,245	$11,804
11/30/18	$11,865	$14,535	$11,931
12/31/18	$11,493	$13,223	$11,547
01/31/19	$12,085	$14,282	$12,128
02/28/19	$12,252	$14,741	$12,308
03/31/19	$12,431	$15,027	$12,489
04/30/19	$12,643	$15,636	$12,702
05/31/19	$12,364	$14,642	$12,422
06/30/19	$12,822	$15,674	$12,878
07/31/19	$12,855	$15,899	$12,925
08/31/19	$12,867	$15,648	$12,926
09/30/19	$12,956	$15,940	$13,017
10/31/19	$13,135	$16,286	$13,196
11/30/19	$13,291	$16,877	$13,352
12/31/19	$13,509	$17,386	$13,588
01/31/20	$13,545	$17,379	$13,627
02/29/20	$13,118	$15,949	$13,174
03/31/20	$12,039	$13,979	$12,122
04/30/20	$12,798	$15,771	$12,872
05/31/20	$13,154	$16,522	$13,215
06/30/20	$13,391	$16,850	$13,450
07/31/20	$13,818	$17,801	$13,887
08/31/20	$14,209	$19,080	$14,285
09/30/20	$13,984	$18,355	$14,047
10/31/20	$13,818	$17,867	$13,880
11/30/20	$14,684	$19,823	$14,767
12/31/20	$15,087	$20,585	$15,163
01/31/21	$15,050	$20,377	$15,141
02/28/21	$15,173	$20,939	$15,272
03/31/21	$15,346	$21,856	$15,434
04/30/21	$15,741	$23,022	$15,827
05/31/21	$15,876	$23,183	$15,974
06/30/21	$16,012	$23,724	$16,101
07/31/21	$16,197	$24,288	$16,285
08/31/21	$16,345	$25,026	$16,448
09/30/21	$15,987	$23,863	$16,097
10/31/21	$16,370	$25,534	$16,467
11/30/21	$16,185	$25,357	$16,288
12/31/21	$16,527	$26,494	$16,626
01/31/22	$16,025	$25,123	$16,090
02/28/22	$15,814	$24,371	$15,907
03/31/22	$15,787	$25,276	$15,888
04/30/22	$15,061	$23,071	$15,173
05/31/22	$15,100	$23,114	$15,175
06/30/22	$14,360	$21,206	$14,434
07/31/22	$15,061	$23,161	$15,118
08/31/22	$14,572	$22,217	$14,672
09/30/22	$13,647	$20,170	$13,731
10/31/22	$13,991	$21,804	$14,074
11/30/22	$14,651	$23,022	$14,685
12/31/22	$14,333	$21,696	$14,410
01/31/23	$14,959	$23,059	$15,035
02/28/23	$14,632	$22,496	$14,709
03/31/23	$14,945	$23,322	$15,007
04/30/23	$15,044	$23,686	$15,123
05/31/23	$14,874	$23,789	$14,952
06/30/23	$15,201	$25,361	$15,267
07/31/23	$15,456	$26,176	$15,528
08/31/23	$15,257	$25,759	$15,328
09/30/23	$14,859	$24,531	$14,938
10/31/23	$14,618	$24,015	$14,680
11/30/23	$15,385	$26,208	$15,465
12/31/23	$15,984	$27,399	$16,069
01/31/24	$15,969	$27,859	$16,058
02/29/24	$16,119	$29,347	$16,200
03/31/24	$16,389	$30,291	$16,472
04/30/24	$15,999	$29,054	$16,105
05/31/24	$16,389	$30,494	$16,466
06/30/24	$16,554	$31,589	$16,647
07/31/24	$16,914	$31,973	$16,993
08/31/24	$17,199	$32,749	$17,291
09/30/24	$17,484	$33,448	$17,571
10/31/24	$17,154	$33,145	$17,248
11/30/24	$17,469	$35,090	$17,555
12/31/24	$17,184	$34,254	$17,264

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSBOX	7.51%	4.93%	5.56%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2020 Composite Index	7.44%	4.91%	5.61%

Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 894,854,187
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$894,854,187 Number of Portfolio Holdings11 Portfolio Turnover Rate17% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.2%
SPDR Bloomberg 1-10 Year TIPS ETF	18.1%
SPDR Portfolio Short Term Treasury ETF	15.9%
State Street Equity 500 Index II Portfolio	15.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	11.5%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Portfolio Short Term Corporate Bond ETF	4.0%
State Street Small/Mid Cap Equity Index Portfolio	2.9%

Asset Allocation

Asset Type	%
Domestic Fixed Income	47.1%
Domestic Equity	18.4%
Inflation Linked	18.1%
International Equity	11.5%
Real Estate	5.0%
Short-Term Investments	0.5%

Material Fund Change Objectives [Text Block]

The Fund’s Board of Trustees has approved the reorganization of the Fund into the State Street Target Retirement Fund (the "Retirement Fund"). The reorganization is expected to occur on or about March 28, 2025. Following the reorganization, shareholders of the Fund would become shareholders of the Retirement Fund. The reorganization will be effected without a shareholder vote. In connection with the reorganization, the Retirement 2020 Fund will be closed to new investors on or about the close of business on March 14, 2025.

Summary of Change Legend [Text Block]

This is a summary of certain planned changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by May 1, 2025 at the website below or upon request at 1-800-647-7327

C000232295
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2025 Fund
Class Name	Class R3
Trading Symbol	SSAHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the Reporting Period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSAHX	S&P 500 Index	State Street Target Retirement 2025 Composite Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,996	$9,700	$10,003
2/28/2015	$10,317	$10,257	$10,323
3/31/2015	$10,224	$10,095	$10,249
4/30/2015	$10,337	$10,192	$10,374
5/31/2015	$10,333	$10,323	$10,370
6/30/2015	$10,113	$10,123	$10,155
7/31/2015	$10,216	$10,335	$10,262
8/31/2015	$9,731	$9,712	$9,781
9/30/2015	$9,511	$9,471	$9,557
10/31/2015	$10,007	$10,270	$10,068
11/30/2015	$9,964	$10,301	$10,016
12/31/2015	$9,774	$10,138	$9,856
1/31/2016	$9,459	$9,635	$9,509
2/29/2016	$9,456	$9,622	$9,527
3/31/2016	$9,942	$10,275	$10,038
4/30/2016	$10,058	$10,315	$10,154
5/31/2016	$10,094	$10,500	$10,192
6/30/2016	$10,180	$10,527	$10,257
7/31/2016	$10,476	$10,915	$10,607
8/31/2016	$10,501	$10,931	$10,633
9/30/2016	$10,537	$10,933	$10,665
10/31/2016	$10,333	$10,733	$10,474
11/30/2016	$10,348	$11,131	$10,496
12/31/2016	$10,504	$11,351	$10,659
1/31/2017	$10,682	$11,566	$10,854
2/28/2017	$10,922	$12,025	$11,098
3/31/2017	$10,978	$12,039	$11,162
4/30/2017	$11,115	$12,163	$11,306
5/31/2017	$11,273	$12,334	$11,478
6/30/2017	$11,319	$12,411	$11,529
7/31/2017	$11,517	$12,666	$11,733
8/31/2017	$11,583	$12,705	$11,808
9/30/2017	$11,720	$12,967	$11,952
10/31/2017	$11,877	$13,270	$12,114
11/30/2017	$12,044	$13,677	$12,293
12/31/2017	$12,178	$13,829	$12,443
1/31/2018	$12,536	$14,621	$12,810
2/28/2018	$12,117	$14,082	$12,400
3/31/2018	$12,039	$13,724	$12,298
4/30/2018	$12,055	$13,777	$12,339
5/31/2018	$12,164	$14,108	$12,446
6/30/2018	$12,148	$14,195	$12,436
7/31/2018	$12,360	$14,724	$12,657
8/31/2018	$12,510	$15,203	$12,812
9/30/2018	$12,474	$15,290	$12,782
10/31/2018	$11,808	$14,245	$12,100
11/30/2018	$11,947	$14,535	$12,253
12/31/2018	$11,465	$13,223	$11,753
1/31/2019	$12,134	$14,282	$12,443
2/28/2019	$12,347	$14,741	$12,673
3/31/2019	$12,537	$15,027	$12,869
4/30/2019	$12,792	$15,636	$13,138
5/31/2019	$12,418	$14,642	$12,750
6/30/2019	$12,966	$15,674	$13,320
7/31/2019	$12,993	$15,899	$13,373
8/31/2019	$12,987	$15,648	$13,359
9/30/2019	$13,101	$15,940	$13,473
10/31/2019	$13,290	$16,286	$13,692
11/30/2019	$13,501	$16,877	$13,911
12/31/2019	$13,762	$17,386	$14,195
1/31/2020	$13,779	$17,379	$14,236
2/29/2020	$13,244	$15,949	$13,656
3/31/2020	$12,029	$13,979	$12,446
4/30/2020	$12,945	$15,771	$13,379
5/31/2020	$13,365	$16,522	$13,803
6/30/2020	$13,647	$16,850	$14,099
7/31/2020	$14,182	$17,801	$14,656
8/31/2020	$14,635	$19,080	$15,154
9/30/2020	$14,354	$18,355	$14,855
10/31/2020	$14,129	$17,867	$14,630
11/30/2020	$15,237	$19,823	$15,798
12/31/2020	$15,726	$20,585	$16,305
1/31/2021	$15,659	$20,377	$16,253
2/28/2021	$15,809	$20,939	$16,425
3/31/2021	$15,994	$21,856	$16,618
4/30/2021	$16,467	$23,022	$17,115
5/31/2021	$16,628	$23,183	$17,297
6/30/2021	$16,801	$23,724	$17,472
7/31/2021	$16,962	$24,288	$17,653
8/31/2021	$17,170	$25,026	$17,886
9/30/2021	$16,696	$23,863	$17,418
10/31/2021	$17,192	$25,534	$17,922
11/30/2021	$16,933	$25,357	$17,666
12/31/2021	$17,339	$26,494	$18,099
1/31/2022	$16,707	$25,123	$17,409
2/28/2022	$16,434	$24,371	$17,161
3/31/2022	$16,434	$25,276	$17,187
4/30/2022	$15,504	$23,071	$16,229
5/31/2022	$15,542	$23,114	$16,230
6/30/2022	$14,637	$21,206	$15,289
7/31/2022	$15,427	$23,161	$16,117
8/31/2022	$14,892	$22,217	$15,599
9/30/2022	$13,784	$20,170	$14,449
10/31/2022	$14,230	$21,804	$14,905
11/30/2022	$15,020	$23,022	$15,693
12/31/2022	$14,621	$21,696	$15,325
1/31/2023	$15,392	$23,059	$16,124
2/28/2023	$15,000	$22,496	$15,733
3/31/2023	$15,338	$23,322	$16,072
4/30/2023	$15,459	$23,686	$16,213
5/31/2023	$15,243	$23,789	$16,012
6/30/2023	$15,703	$25,361	$16,481
7/31/2023	$16,014	$26,176	$16,830
8/31/2023	$15,730	$25,759	$16,538
9/30/2023	$15,230	$24,531	$16,024
10/31/2023	$14,891	$24,015	$15,662
11/30/2023	$15,838	$26,208	$16,671
12/31/2023	$16,534	$27,399	$17,418
1/31/2024	$16,492	$27,859	$17,397
2/29/2024	$16,745	$29,347	$17,654
3/31/2024	$17,069	$30,291	$18,014
4/30/2024	$16,605	$29,054	$17,538
5/31/2024	$17,069	$30,494	$18,004
6/30/2024	$17,252	$31,589	$18,226
7/31/2024	$17,633	$31,973	$18,632
8/31/2024	$17,957	$32,749	$18,990
9/30/2024	$18,280	$33,448	$19,333
10/31/2024	$17,886	$33,145	$18,932
11/30/2024	$18,309	$35,090	$19,359
12/31/2024	$17,902	$34,254	$18,959

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSAHX	8.27%	5.40%	6.00%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2025 Composite Index	8.84%	5.96%	6.61%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 1,971,152,567
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$1,971,152,567 Number of Portfolio Holdings11 Portfolio Turnover Rate18% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	21.3%
State Street Aggregate Bond Index Portfolio	20.8%
SPDR Bloomberg 1-10 Year TIPS ETF	18.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	16.5%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Portfolio Short Term Treasury ETF	5.4%
SPDR Dow Jones Global Real Estate ETF	5.0%
State Street Small/Mid Cap Equity Index Portfolio	4.5%
SPDR Portfolio Short Term Corporate Bond ETF	1.4%

Asset Allocation

Asset Type	%
Domestic Fixed Income	34.6%
Domestic Equity	25.8%
Inflation Linked	18.2%
International Equity	16.5%
Real Estate	5.0%
Short-Term Investments	2.6%

C000143868
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2025 Fund
Class Name	Class I
Trading Symbol	SSBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the Reporting Period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSBRX	S&P 500 Index	State Street Target Retirement 2025 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$10,000	$9,700	$10,003
02/28/15	$10,325	$10,257	$10,323
03/31/15	$10,236	$10,095	$10,249
04/30/15	$10,354	$10,192	$10,374
05/31/15	$10,354	$10,323	$10,370
06/30/15	$10,138	$10,123	$10,155
07/31/15	$10,246	$10,335	$10,262
08/31/15	$9,764	$9,712	$9,781
09/30/15	$9,547	$9,471	$9,557
10/31/15	$10,039	$10,270	$10,068
11/30/15	$10,000	$10,301	$10,016
12/31/15	$9,813	$10,138	$9,856
01/31/16	$9,501	$9,635	$9,509
02/29/16	$9,501	$9,622	$9,527
03/31/16	$10,005	$10,275	$10,038
04/30/16	$10,126	$10,315	$10,154
05/31/16	$10,156	$10,500	$10,192
06/30/16	$10,247	$10,527	$10,257
07/31/16	$10,559	$10,915	$10,607
08/31/16	$10,579	$10,931	$10,633
09/30/16	$10,629	$10,933	$10,665
10/31/16	$10,418	$10,733	$10,474
11/30/16	$10,438	$11,131	$10,496
12/31/16	$10,599	$11,351	$10,659
01/31/17	$10,784	$11,566	$10,854
02/28/17	$11,030	$12,025	$11,098
03/31/17	$11,092	$12,039	$11,162
04/30/17	$11,225	$12,163	$11,306
05/31/17	$11,399	$12,334	$11,478
06/30/17	$11,451	$12,411	$11,529
07/31/17	$11,656	$12,666	$11,733
08/31/17	$11,728	$12,705	$11,808
09/30/17	$11,871	$12,967	$11,952
10/31/17	$12,025	$13,270	$12,114
11/30/17	$12,210	$13,677	$12,293
12/31/17	$12,352	$13,829	$12,443
01/31/18	$12,710	$14,621	$12,810
02/28/18	$12,300	$14,082	$12,400
03/31/18	$12,226	$13,724	$12,298
04/30/18	$12,236	$13,777	$12,339
05/31/18	$12,352	$14,108	$12,446
06/30/18	$12,342	$14,195	$12,436
07/31/18	$12,573	$14,724	$12,657
08/31/18	$12,720	$15,203	$12,812
09/30/18	$12,689	$15,290	$12,782
10/31/18	$12,015	$14,245	$12,100
11/30/18	$12,173	$14,535	$12,253
12/31/18	$11,675	$13,223	$11,753
01/31/19	$12,373	$14,282	$12,443
02/28/19	$12,595	$14,741	$12,673
03/31/19	$12,795	$15,027	$12,869
04/30/19	$13,061	$15,636	$13,138
05/31/19	$12,673	$14,642	$12,750
06/30/19	$13,238	$15,674	$13,320
07/31/19	$13,272	$15,899	$13,373
08/31/19	$13,272	$15,648	$13,359
09/30/19	$13,394	$15,940	$13,473
10/31/19	$13,604	$16,286	$13,692
11/30/19	$13,815	$16,877	$13,911
12/31/19	$14,098	$17,386	$14,195
01/31/20	$14,110	$17,379	$14,236
02/29/20	$13,567	$15,949	$13,656
03/31/20	$12,337	$13,979	$12,446
04/30/20	$13,271	$15,771	$13,379
05/31/20	$13,708	$16,522	$13,803
06/30/20	$14,004	$16,850	$14,099
07/31/20	$14,559	$17,801	$14,656
08/31/20	$15,032	$19,080	$15,154
09/30/20	$14,748	$18,355	$14,855
10/31/20	$14,524	$17,867	$14,630
11/30/20	$15,658	$19,823	$15,798
12/31/20	$16,166	$20,585	$16,305
01/31/21	$16,091	$20,377	$16,253
02/28/21	$16,265	$20,939	$16,425
03/31/21	$16,463	$21,856	$16,618
04/30/21	$16,945	$23,022	$17,115
05/31/21	$17,119	$23,183	$17,297
06/30/21	$17,304	$23,724	$17,472
07/31/21	$17,478	$24,288	$17,653
08/31/21	$17,589	$25,026	$17,886
09/30/21	$17,119	$23,863	$17,418
10/31/21	$17,626	$25,534	$17,922
11/30/21	$17,366	$25,357	$17,666
12/31/21	$17,787	$26,494	$18,099
01/31/22	$17,141	$25,123	$17,409
02/28/22	$16,864	$24,371	$17,161
03/31/22	$16,864	$25,276	$17,187
04/30/22	$15,916	$23,071	$16,229
05/31/22	$15,955	$23,114	$16,230
06/30/22	$15,033	$21,206	$15,289
07/31/22	$15,850	$23,161	$16,117
08/31/22	$15,297	$22,217	$15,599
09/30/22	$14,177	$20,170	$14,449
10/31/22	$14,638	$21,804	$14,905
11/30/22	$15,455	$23,022	$15,693
12/31/22	$15,035	$21,696	$15,325
01/31/23	$15,836	$23,059	$16,124
02/28/23	$15,443	$22,496	$15,733
03/31/23	$15,794	$23,322	$16,072
04/30/23	$15,920	$23,686	$16,213
05/31/23	$15,724	$23,789	$16,012
06/30/23	$16,187	$25,361	$16,481
07/31/23	$16,525	$26,176	$16,830
08/31/23	$16,229	$25,759	$16,538
09/30/23	$15,724	$24,531	$16,024
10/31/23	$15,386	$24,015	$15,662
11/30/23	$16,356	$26,208	$16,671
12/31/23	$17,077	$27,399	$17,418
01/31/24	$17,048	$27,859	$17,397
02/29/24	$17,312	$29,347	$17,654
03/31/24	$17,650	$30,291	$18,014
04/30/24	$17,180	$29,054	$17,538
05/31/24	$17,665	$30,494	$18,004
06/30/24	$17,871	$31,589	$18,226
07/31/24	$18,268	$31,973	$18,632
08/31/24	$18,606	$32,749	$18,990
09/30/24	$18,944	$33,448	$19,333
10/31/24	$18,532	$33,145	$18,932
11/30/24	$18,973	$35,090	$19,359
12/31/24	$18,573	$34,254	$18,959

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSBRX	8.76%	5.67%	6.39%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2025 Composite Index	8.84%	5.96%	6.61%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 1,971,152,567
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$1,971,152,567 Number of Portfolio Holdings11 Portfolio Turnover Rate18% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	21.3%
State Street Aggregate Bond Index Portfolio	20.8%
SPDR Bloomberg 1-10 Year TIPS ETF	18.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	16.5%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Portfolio Short Term Treasury ETF	5.4%
SPDR Dow Jones Global Real Estate ETF	5.0%
State Street Small/Mid Cap Equity Index Portfolio	4.5%
SPDR Portfolio Short Term Corporate Bond ETF	1.4%

Asset Allocation

Asset Type	%
Domestic Fixed Income	34.6%
Domestic Equity	25.8%
Inflation Linked	18.2%
International Equity	16.5%
Real Estate	5.0%
Short-Term Investments	2.6%

C000143869
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2025 Fund
Class Name	Class K
Trading Symbol	SSBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2025 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.00%

Due to the Fund waiving acquired fund fees, the waiver exceeded total fund expenses.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the Reporting Period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSBSX	S&P 500 Index	State Street Target Retirement 2025 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$10,000	$9,700	$10,003
02/28/15	$10,325	$10,257	$10,323
03/31/15	$10,236	$10,095	$10,249
04/30/15	$10,354	$10,192	$10,374
05/31/15	$10,354	$10,323	$10,370
06/30/15	$10,138	$10,123	$10,155
07/31/15	$10,246	$10,335	$10,262
08/31/15	$9,764	$9,712	$9,781
09/30/15	$9,547	$9,471	$9,557
10/31/15	$10,049	$10,270	$10,068
11/30/15	$10,010	$10,301	$10,016
12/31/15	$9,823	$10,138	$9,856
01/31/16	$9,511	$9,635	$9,509
02/29/16	$9,511	$9,622	$9,527
03/31/16	$10,005	$10,275	$10,038
04/30/16	$10,125	$10,315	$10,154
05/31/16	$10,166	$10,500	$10,192
06/30/16	$10,256	$10,527	$10,257
07/31/16	$10,559	$10,915	$10,607
08/31/16	$10,589	$10,931	$10,633
09/30/16	$10,629	$10,933	$10,665
10/31/16	$10,428	$10,733	$10,474
11/30/16	$10,448	$11,131	$10,496
12/31/16	$10,609	$11,351	$10,659
01/31/17	$10,794	$11,566	$10,854
02/28/17	$11,040	$12,025	$11,098
03/31/17	$11,102	$12,039	$11,162
04/30/17	$11,245	$12,163	$11,306
05/31/17	$11,409	$12,334	$11,478
06/30/17	$11,461	$12,411	$11,529
07/31/17	$11,666	$12,666	$11,733
08/31/17	$11,738	$12,705	$11,808
09/30/17	$11,881	$12,967	$11,952
10/31/17	$12,046	$13,270	$12,114
11/30/17	$12,220	$13,677	$12,293
12/31/17	$12,362	$13,829	$12,443
01/31/18	$12,730	$14,621	$12,810
02/28/18	$12,309	$14,082	$12,400
03/31/18	$12,236	$13,724	$12,298
04/30/18	$12,257	$13,777	$12,339
05/31/18	$12,372	$14,108	$12,446
06/30/18	$12,362	$14,195	$12,436
07/31/18	$12,583	$14,724	$12,657
08/31/18	$12,741	$15,203	$12,812
09/30/18	$12,709	$15,290	$12,782
10/31/18	$12,036	$14,245	$12,100
11/30/18	$12,183	$14,535	$12,253
12/31/18	$11,696	$13,223	$11,753
01/31/19	$12,384	$14,282	$12,443
02/28/19	$12,606	$14,741	$12,673
03/31/19	$12,805	$15,027	$12,869
04/30/19	$13,071	$15,636	$13,138
05/31/19	$12,694	$14,642	$12,750
06/30/19	$13,260	$15,674	$13,320
07/31/19	$13,293	$15,899	$13,373
08/31/19	$13,293	$15,648	$13,359
09/30/19	$13,415	$15,940	$13,473
10/31/19	$13,614	$16,286	$13,692
11/30/19	$13,836	$16,877	$13,911
12/31/19	$14,109	$17,386	$14,195
01/31/20	$14,133	$17,379	$14,236
02/29/20	$13,589	$15,949	$13,656
03/31/20	$12,349	$13,979	$12,446
04/30/20	$13,294	$15,771	$13,379
05/31/20	$13,731	$16,522	$13,803
06/30/20	$14,027	$16,850	$14,099
07/31/20	$14,582	$17,801	$14,656
08/31/20	$15,055	$19,080	$15,154
09/30/20	$14,771	$18,355	$14,855
10/31/20	$14,547	$17,867	$14,630
11/30/20	$15,693	$19,823	$15,798
12/31/20	$16,203	$20,585	$16,305
01/31/21	$16,141	$20,377	$16,253
02/28/21	$16,302	$20,939	$16,425
03/31/21	$16,500	$21,856	$16,618
04/30/21	$16,996	$23,022	$17,115
05/31/21	$17,169	$23,183	$17,297
06/30/21	$17,354	$23,724	$17,472
07/31/21	$17,528	$24,288	$17,653
08/31/21	$17,751	$25,026	$17,886
09/30/21	$17,268	$23,863	$17,418
10/31/21	$17,788	$25,534	$17,922
11/30/21	$17,528	$25,357	$17,666
12/31/21	$17,955	$26,494	$18,099
01/31/22	$17,308	$25,123	$17,409
02/28/22	$17,031	$24,371	$17,161
03/31/22	$17,044	$25,276	$17,187
04/30/22	$16,080	$23,071	$16,229
05/31/22	$16,120	$23,114	$16,230
06/30/22	$15,182	$21,206	$15,289
07/31/22	$16,027	$23,161	$16,117
08/31/22	$15,460	$22,217	$15,599
09/30/22	$14,324	$20,170	$14,449
10/31/22	$14,800	$21,804	$14,905
11/30/22	$15,631	$23,022	$15,693
12/31/22	$15,202	$21,696	$15,325
01/31/23	$16,019	$23,059	$16,124
02/28/23	$15,624	$22,496	$15,733
03/31/23	$15,976	$23,322	$16,072
04/30/23	$16,103	$23,686	$16,213
05/31/23	$15,892	$23,789	$16,012
06/30/23	$16,371	$25,361	$16,481
07/31/23	$16,709	$26,176	$16,830
08/31/23	$16,427	$25,759	$16,538
09/30/23	$15,906	$24,531	$16,024
10/31/23	$15,568	$24,015	$15,662
11/30/23	$16,554	$26,208	$16,671
12/31/23	$17,280	$27,399	$17,418
01/31/24	$17,266	$27,859	$17,397
02/29/24	$17,531	$29,347	$17,654
03/31/24	$17,885	$30,291	$18,014
04/30/24	$17,384	$29,054	$17,538
05/31/24	$17,885	$30,494	$18,004
06/30/24	$18,091	$31,589	$18,226
07/31/24	$18,504	$31,973	$18,632
08/31/24	$18,843	$32,749	$18,990
09/30/24	$19,182	$33,448	$19,333
10/31/24	$18,784	$33,145	$18,932
11/30/24	$19,227	$35,090	$19,359
12/31/24	$18,822	$34,254	$18,959

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSBSX	8.92%	5.93%	6.53%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2025 Composite Index	8.84%	5.96%	6.61%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 1,971,152,567
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$1,971,152,567 Number of Portfolio Holdings11 Portfolio Turnover Rate18% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	21.3%
State Street Aggregate Bond Index Portfolio	20.8%
SPDR Bloomberg 1-10 Year TIPS ETF	18.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	16.5%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Portfolio Short Term Treasury ETF	5.4%
SPDR Dow Jones Global Real Estate ETF	5.0%
State Street Small/Mid Cap Equity Index Portfolio	4.5%
SPDR Portfolio Short Term Corporate Bond ETF	1.4%

Asset Allocation

Asset Type	%
Domestic Fixed Income	34.6%
Domestic Equity	25.8%
Inflation Linked	18.2%
International Equity	16.5%
Real Estate	5.0%
Short-Term Investments	2.6%

C000232296
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2030 Fund
Class Name	Class R3
Trading Symbol	SSAJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSAJX	S&P 500 Index	State Street Target Retirement 2030 Composite Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,966	$9,700	$9,977
2/28/2015	$10,327	$10,257	$10,336
3/31/2015	$10,224	$10,095	$10,258
4/30/2015	$10,348	$10,192	$10,394
5/31/2015	$10,353	$10,323	$10,393
6/30/2015	$10,132	$10,123	$10,173
7/31/2015	$10,236	$10,335	$10,284
8/31/2015	$9,711	$9,712	$9,759
9/30/2015	$9,472	$9,471	$9,514
10/31/2015	$9,998	$10,270	$10,065
11/30/2015	$9,964	$10,301	$10,020
12/31/2015	$9,768	$10,138	$9,852
1/31/2016	$9,404	$9,635	$9,455
2/29/2016	$9,390	$9,622	$9,466
3/31/2016	$9,926	$10,275	$10,008
4/30/2016	$10,042	$10,315	$10,123
5/31/2016	$10,078	$10,500	$10,166
6/30/2016	$10,153	$10,527	$10,217
7/31/2016	$10,479	$10,915	$10,592
8/31/2016	$10,504	$10,931	$10,619
9/30/2016	$10,550	$10,933	$10,653
10/31/2016	$10,316	$10,733	$10,444
11/30/2016	$10,362	$11,131	$10,490
12/31/2016	$10,517	$11,351	$10,662
1/31/2017	$10,725	$11,566	$10,873
2/28/2017	$10,974	$12,025	$11,133
3/31/2017	$11,041	$12,039	$11,209
4/30/2017	$11,188	$12,163	$11,364
5/31/2017	$11,365	$12,334	$11,552
6/30/2017	$11,421	$12,411	$11,616
7/31/2017	$11,639	$12,666	$11,835
8/31/2017	$11,704	$12,705	$11,915
9/30/2017	$11,871	$12,967	$12,084
10/31/2017	$12,038	$13,270	$12,266
11/30/2017	$12,235	$13,677	$12,468
12/31/2017	$12,386	$13,829	$12,631
1/31/2018	$12,804	$14,621	$13,058
2/28/2018	$12,335	$14,082	$12,608
3/31/2018	$12,247	$13,724	$12,487
4/30/2018	$12,252	$13,777	$12,528
5/31/2018	$12,371	$14,108	$12,650
6/30/2018	$12,345	$14,195	$12,628
7/31/2018	$12,587	$14,724	$12,876
8/31/2018	$12,746	$15,203	$13,043
9/30/2018	$12,710	$15,290	$13,013
10/31/2018	$11,944	$14,245	$12,227
11/30/2018	$12,103	$14,535	$12,398
12/31/2018	$11,557	$13,223	$11,833
1/31/2019	$12,287	$14,282	$12,582
2/28/2019	$12,531	$14,741	$12,846
3/31/2019	$12,720	$15,027	$13,043
4/30/2019	$13,017	$15,636	$13,349
5/31/2019	$12,558	$14,642	$12,883
6/30/2019	$13,179	$15,674	$13,533
7/31/2019	$13,206	$15,899	$13,586
8/31/2019	$13,178	$15,648	$13,546
9/30/2019	$13,313	$15,940	$13,683
10/31/2019	$13,534	$16,286	$13,929
11/30/2019	$13,786	$16,877	$14,195
12/31/2019	$14,089	$17,386	$14,513
1/31/2020	$14,083	$17,379	$14,543
2/29/2020	$13,470	$15,949	$13,868
3/31/2020	$12,169	$13,979	$12,567
4/30/2020	$13,195	$15,771	$13,628
5/31/2020	$13,671	$16,522	$14,109
6/30/2020	$14,008	$16,850	$14,449
7/31/2020	$14,609	$17,801	$15,093
8/31/2020	$15,140	$19,080	$15,660
9/30/2020	$14,825	$18,355	$15,317
10/31/2020	$14,545	$17,867	$15,044
11/30/2020	$15,875	$19,823	$16,441
12/31/2020	$16,437	$20,585	$17,030
1/31/2021	$16,334	$20,377	$16,945
2/28/2021	$16,519	$20,939	$17,148
3/31/2021	$16,727	$21,856	$17,350
4/30/2021	$17,259	$23,022	$17,921
5/31/2021	$17,443	$23,183	$18,128
6/30/2021	$17,651	$23,724	$18,344
7/31/2021	$17,787	$24,288	$18,491
8/31/2021	$18,066	$25,026	$18,791
9/30/2021	$17,485	$23,863	$18,222
10/31/2021	$18,086	$25,534	$18,834
11/30/2021	$17,745	$25,357	$18,504
12/31/2021	$18,214	$26,494	$18,999
1/31/2022	$17,470	$25,123	$18,177
2/28/2022	$17,122	$24,371	$17,862
3/31/2022	$17,160	$25,276	$17,918
4/30/2022	$15,994	$23,071	$16,734
5/31/2022	$16,058	$23,114	$16,741
6/30/2022	$15,006	$21,206	$15,648
7/31/2022	$15,880	$23,161	$16,557
8/31/2022	$15,297	$22,217	$16,003
9/30/2022	$14,055	$20,170	$14,709
10/31/2022	$14,575	$21,804	$15,243
11/30/2022	$15,538	$23,022	$16,199
12/31/2022	$15,051	$21,696	$15,756
1/31/2023	$15,985	$23,059	$16,715
2/28/2023	$15,531	$22,496	$16,268
3/31/2023	$15,905	$23,322	$16,646
4/30/2023	$16,052	$23,686	$16,807
5/31/2023	$15,812	$23,789	$16,583
6/30/2023	$16,426	$25,361	$17,208
7/31/2023	$16,800	$26,176	$17,631
8/31/2023	$16,426	$25,759	$17,237
9/30/2023	$15,798	$24,531	$16,594
10/31/2023	$15,358	$24,015	$16,114
11/30/2023	$16,506	$26,208	$17,347
12/31/2023	$17,331	$27,399	$18,236
1/31/2024	$17,289	$27,859	$18,199
2/29/2024	$17,663	$29,347	$18,584
3/31/2024	$18,064	$30,291	$19,026
4/30/2024	$17,483	$29,054	$18,434
5/31/2024	$18,050	$30,494	$19,002
6/30/2024	$18,272	$31,589	$19,260
7/31/2024	$18,701	$31,973	$19,718
8/31/2024	$19,075	$32,749	$20,120
9/30/2024	$19,435	$33,448	$20,520
10/31/2024	$18,950	$33,145	$20,026
11/30/2024	$19,490	$35,090	$20,574
12/31/2024	$18,977	$34,254	$20,058

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSAJX	9.50%	6.14%	6.62%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2030 Composite Index	9.99%	6.69%	7.21%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 3,036,983,032
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$3,036,983,032 Number of Portfolio Holdings10 Portfolio Turnover Rate15% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	27.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	23.6%
State Street Aggregate Bond Index Portfolio	19.5%
SPDR Bloomberg 1-10 Year TIPS ETF	9.6%
State Street Small/Mid Cap Equity Index Portfolio	6.6%
SPDR Bloomberg High Yield Bond ETF	6.3%
SPDR Portfolio Long Term Treasury ETF	4.9%
SPDR Dow Jones Global Real Estate ETF	2.5%

Asset Allocation

Asset Type	%
Domestic Equity	33.7%
Domestic Fixed Income	30.6%
International Equity	23.6%
Inflation Linked	9.6%
Short-Term Investments	3.1%
Real Estate	2.5%

C000143872
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2030 Fund
Class Name	Class I
Trading Symbol	SSBWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSBWX	S&P 500 Index	State Street Target Retirement 2030 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,961	$9,700	$9,977
02/28/15	$10,325	$10,257	$10,336
03/31/15	$10,236	$10,095	$10,258
04/30/15	$10,365	$10,192	$10,394
05/31/15	$10,365	$10,323	$10,393
06/30/15	$10,158	$10,123	$10,173
07/31/15	$10,266	$10,335	$10,284
08/31/15	$9,734	$9,712	$9,759
09/30/15	$9,507	$9,471	$9,514
10/31/15	$10,039	$10,270	$10,065
11/30/15	$10,000	$10,301	$10,020
12/31/15	$9,817	$10,138	$9,852
01/31/16	$9,455	$9,635	$9,455
02/29/16	$9,445	$9,622	$9,466
03/31/16	$9,988	$10,275	$10,008
04/30/16	$10,099	$10,315	$10,123
05/31/16	$10,149	$10,500	$10,166
06/30/16	$10,220	$10,527	$10,217
07/31/16	$10,562	$10,915	$10,592
08/31/16	$10,582	$10,931	$10,619
09/30/16	$10,632	$10,933	$10,653
10/31/16	$10,401	$10,733	$10,444
11/30/16	$10,451	$11,131	$10,490
12/31/16	$10,613	$11,351	$10,662
01/31/17	$10,818	$11,566	$10,873
02/28/17	$11,084	$12,025	$11,133
03/31/17	$11,155	$12,039	$11,209
04/30/17	$11,309	$12,163	$11,364
05/31/17	$11,493	$12,334	$11,552
06/30/17	$11,554	$12,411	$11,616
07/31/17	$11,769	$12,666	$11,835
08/31/17	$11,851	$12,705	$11,915
09/30/17	$12,015	$12,967	$12,084
10/31/17	$12,199	$13,270	$12,266
11/30/17	$12,404	$13,677	$12,468
12/31/17	$12,552	$13,829	$12,631
01/31/18	$12,982	$14,621	$13,058
02/28/18	$12,510	$14,082	$12,608
03/31/18	$12,426	$13,724	$12,487
04/30/18	$12,437	$13,777	$12,528
05/31/18	$12,573	$14,108	$12,650
06/30/18	$12,552	$14,195	$12,628
07/31/18	$12,804	$14,724	$12,876
08/31/18	$12,961	$15,203	$13,043
09/30/18	$12,940	$15,290	$13,013
10/31/18	$12,154	$14,245	$12,227
11/30/18	$12,332	$14,535	$12,398
12/31/18	$11,769	$13,223	$11,833
01/31/19	$12,519	$14,282	$12,582
02/28/19	$12,772	$14,741	$12,846
03/31/19	$12,971	$15,027	$13,043
04/30/19	$13,280	$15,636	$13,349
05/31/19	$12,817	$14,642	$12,883
06/30/19	$13,456	$15,674	$13,533
07/31/19	$13,500	$15,899	$13,586
08/31/19	$13,478	$15,648	$13,546
09/30/19	$13,611	$15,940	$13,683
10/31/19	$13,853	$16,286	$13,929
11/30/19	$14,118	$16,877	$14,195
12/31/19	$14,423	$17,386	$14,513
01/31/20	$14,434	$17,379	$14,543
02/29/20	$13,799	$15,949	$13,868
03/31/20	$12,470	$13,979	$12,567
04/30/20	$13,529	$15,771	$13,628
05/31/20	$14,023	$16,522	$14,109
06/30/20	$14,376	$16,850	$14,449
07/31/20	$14,999	$17,801	$15,093
08/31/20	$15,552	$19,080	$15,660
09/30/20	$15,234	$18,355	$15,317
10/31/20	$14,952	$17,867	$15,044
11/30/20	$16,317	$19,823	$16,441
12/31/20	$16,911	$20,585	$17,030
01/31/21	$16,800	$20,377	$16,945
02/28/21	$16,998	$20,939	$17,148
03/31/21	$17,220	$21,856	$17,350
04/30/21	$17,775	$23,022	$17,921
05/31/21	$17,961	$23,183	$18,128
06/30/21	$18,195	$23,724	$18,344
07/31/21	$18,331	$24,288	$18,491
08/31/21	$18,553	$25,026	$18,791
09/30/21	$17,973	$23,863	$18,222
10/31/21	$18,590	$25,534	$18,834
11/30/21	$18,245	$25,357	$18,504
12/31/21	$18,731	$26,494	$18,999
01/31/22	$17,970	$25,123	$18,177
02/28/22	$17,616	$24,371	$17,862
03/31/22	$17,656	$25,276	$17,918
04/30/22	$16,463	$23,071	$16,734
05/31/22	$16,528	$23,114	$16,741
06/30/22	$15,454	$21,206	$15,648
07/31/22	$16,358	$23,161	$16,557
08/31/22	$15,768	$22,217	$16,003
09/30/22	$14,497	$20,170	$14,709
10/31/22	$15,034	$21,804	$15,243
11/30/22	$16,030	$23,022	$16,199
12/31/22	$15,522	$21,696	$15,756
01/31/23	$16,493	$23,059	$16,715
02/28/23	$16,036	$22,496	$16,268
03/31/23	$16,438	$23,322	$16,646
04/30/23	$16,591	$23,686	$16,807
05/31/23	$16,355	$23,789	$16,583
06/30/23	$16,979	$25,361	$17,208
07/31/23	$17,381	$26,176	$17,631
08/31/23	$16,993	$25,759	$17,237
09/30/23	$16,355	$24,531	$16,594
10/31/23	$15,911	$24,015	$16,114
11/30/23	$17,104	$26,208	$17,347
12/31/23	$17,949	$27,399	$18,236
01/31/24	$17,905	$27,859	$18,199
02/29/24	$18,295	$29,347	$18,584
03/31/24	$18,714	$30,291	$19,026
04/30/24	$18,122	$29,054	$18,434
05/31/24	$18,729	$30,494	$19,002
06/30/24	$18,960	$31,589	$19,260
07/31/24	$19,407	$31,973	$19,718
08/31/24	$19,797	$32,749	$20,120
09/30/24	$20,187	$33,448	$20,520
10/31/24	$19,682	$33,145	$20,026
11/30/24	$20,245	$35,090	$20,574
12/31/24	$19,708	$34,254	$20,058

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSBWX	9.80%	6.44%	7.02%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2030 Composite Index	9.99%	6.69%	7.21%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 3,036,983,032
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$3,036,983,032 Number of Portfolio Holdings10 Portfolio Turnover Rate15% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	27.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	23.6%
State Street Aggregate Bond Index Portfolio	19.5%
SPDR Bloomberg 1-10 Year TIPS ETF	9.6%
State Street Small/Mid Cap Equity Index Portfolio	6.6%
SPDR Bloomberg High Yield Bond ETF	6.3%
SPDR Portfolio Long Term Treasury ETF	4.9%
SPDR Dow Jones Global Real Estate ETF	2.5%

Asset Allocation

Asset Type	%
Domestic Equity	33.7%
Domestic Fixed Income	30.6%
International Equity	23.6%
Inflation Linked	9.6%
Short-Term Investments	3.1%
Real Estate	2.5%

C000143873
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2030 Fund
Class Name	Class K
Trading Symbol	SSBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2030 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$2	0.02%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSBYX	S&P 500 Index	State Street Target Retirement 2030 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,970	$9,700	$9,977
02/28/15	$10,335	$10,257	$10,336
03/31/15	$10,236	$10,095	$10,258
04/30/15	$10,365	$10,192	$10,394
05/31/15	$10,374	$10,323	$10,393
06/30/15	$10,158	$10,123	$10,173
07/31/15	$10,266	$10,335	$10,284
08/31/15	$9,744	$9,712	$9,759
09/30/15	$9,507	$9,471	$9,514
10/31/15	$10,039	$10,270	$10,065
11/30/15	$10,010	$10,301	$10,020
12/31/15	$9,817	$10,138	$9,852
01/31/16	$9,455	$9,635	$9,455
02/29/16	$9,445	$9,622	$9,466
03/31/16	$9,988	$10,275	$10,008
04/30/16	$10,109	$10,315	$10,123
05/31/16	$10,149	$10,500	$10,166
06/30/16	$10,230	$10,527	$10,217
07/31/16	$10,562	$10,915	$10,592
08/31/16	$10,592	$10,931	$10,619
09/30/16	$10,642	$10,933	$10,653
10/31/16	$10,411	$10,733	$10,444
11/30/16	$10,461	$11,131	$10,490
12/31/16	$10,623	$11,351	$10,662
01/31/17	$10,838	$11,566	$10,873
02/28/17	$11,093	$12,025	$11,133
03/31/17	$11,165	$12,039	$11,209
04/30/17	$11,319	$12,163	$11,364
05/31/17	$11,503	$12,334	$11,552
06/30/17	$11,564	$12,411	$11,616
07/31/17	$11,789	$12,666	$11,835
08/31/17	$11,861	$12,705	$11,915
09/30/17	$12,035	$12,967	$12,084
10/31/17	$12,209	$13,270	$12,266
11/30/17	$12,414	$13,677	$12,468
12/31/17	$12,572	$13,829	$12,631
01/31/18	$13,002	$14,621	$13,058
02/28/18	$12,530	$14,082	$12,608
03/31/18	$12,447	$13,724	$12,487
04/30/18	$12,457	$13,777	$12,528
05/31/18	$12,583	$14,108	$12,650
06/30/18	$12,562	$14,195	$12,628
07/31/18	$12,813	$14,724	$12,876
08/31/18	$12,981	$15,203	$13,043
09/30/18	$12,950	$15,290	$13,013
10/31/18	$12,174	$14,245	$12,227
11/30/18	$12,342	$14,535	$12,398
12/31/18	$11,790	$13,223	$11,833
01/31/19	$12,540	$14,282	$12,582
02/28/19	$12,794	$14,741	$12,846
03/31/19	$12,992	$15,027	$13,043
04/30/19	$13,301	$15,636	$13,349
05/31/19	$12,838	$14,642	$12,883
06/30/19	$13,478	$15,674	$13,533
07/31/19	$13,511	$15,899	$13,586
08/31/19	$13,489	$15,648	$13,546
09/30/19	$13,632	$15,940	$13,683
10/31/19	$13,864	$16,286	$13,929
11/30/19	$14,128	$16,877	$14,195
12/31/19	$14,445	$17,386	$14,513
01/31/20	$14,445	$17,379	$14,543
02/29/20	$13,821	$15,949	$13,868
03/31/20	$12,492	$13,979	$12,567
04/30/20	$13,551	$15,771	$13,628
05/31/20	$14,045	$16,522	$14,109
06/30/20	$14,398	$16,850	$14,449
07/31/20	$15,021	$17,801	$15,093
08/31/20	$15,574	$19,080	$15,660
09/30/20	$15,256	$18,355	$15,317
10/31/20	$14,974	$17,867	$15,044
11/30/20	$16,350	$19,823	$16,441
12/31/20	$16,936	$20,585	$17,030
01/31/21	$16,837	$20,377	$16,945
02/28/21	$17,034	$20,939	$17,148
03/31/21	$17,257	$21,856	$17,350
04/30/21	$17,812	$23,022	$17,921
05/31/21	$18,010	$23,183	$18,128
06/30/21	$18,232	$23,724	$18,344
07/31/21	$18,380	$24,288	$18,491
08/31/21	$18,676	$25,026	$18,791
09/30/21	$18,084	$23,863	$18,222
10/31/21	$18,713	$25,534	$18,834
11/30/21	$18,368	$25,357	$18,504
12/31/21	$18,861	$26,494	$18,999
01/31/22	$18,099	$25,123	$18,177
02/28/22	$17,744	$24,371	$17,862
03/31/22	$17,784	$25,276	$17,918
04/30/22	$16,588	$23,071	$16,734
05/31/22	$16,654	$23,114	$16,741
06/30/22	$15,564	$21,206	$15,648
07/31/22	$16,483	$23,161	$16,557
08/31/22	$15,892	$22,217	$16,003
09/30/22	$14,605	$20,170	$14,709
10/31/22	$15,157	$21,804	$15,243
11/30/22	$16,168	$23,022	$16,199
12/31/22	$15,663	$21,696	$15,756
01/31/23	$16,637	$23,059	$16,715
02/28/23	$16,178	$22,496	$16,268
03/31/23	$16,568	$23,322	$16,646
04/30/23	$16,721	$23,686	$16,807
05/31/23	$16,498	$23,789	$16,583
06/30/23	$17,124	$25,361	$17,208
07/31/23	$17,541	$26,176	$17,631
08/31/23	$17,152	$25,759	$17,237
09/30/23	$16,512	$24,531	$16,594
10/31/23	$16,053	$24,015	$16,114
11/30/23	$17,263	$26,208	$17,347
12/31/23	$18,129	$27,399	$18,236
01/31/24	$18,086	$27,859	$18,199
02/29/24	$18,477	$29,347	$18,584
03/31/24	$18,912	$30,291	$19,026
04/30/24	$18,303	$29,054	$18,434
05/31/24	$18,926	$30,494	$19,002
06/30/24	$19,158	$31,589	$19,260
07/31/24	$19,607	$31,973	$19,718
08/31/24	$19,998	$32,749	$20,120
09/30/24	$20,404	$33,448	$20,520
10/31/24	$19,897	$33,145	$20,026
11/30/24	$20,462	$35,090	$20,574
12/31/24	$19,937	$34,254	$20,058

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSBYX	9.97%	6.66%	7.14%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2030 Composite Index	9.99%	6.69%	7.21%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 3,036,983,032
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$3,036,983,032 Number of Portfolio Holdings10 Portfolio Turnover Rate15% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	27.2%
State Street Global All Cap Equity ex-U.S. Index Portfolio	23.6%
State Street Aggregate Bond Index Portfolio	19.5%
SPDR Bloomberg 1-10 Year TIPS ETF	9.6%
State Street Small/Mid Cap Equity Index Portfolio	6.6%
SPDR Bloomberg High Yield Bond ETF	6.3%
SPDR Portfolio Long Term Treasury ETF	4.9%
SPDR Dow Jones Global Real Estate ETF	2.5%

Asset Allocation

Asset Type	%
Domestic Equity	33.7%
Domestic Fixed Income	30.6%
International Equity	23.6%
Inflation Linked	9.6%
Short-Term Investments	3.1%
Real Estate	2.5%

C000232297
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2035 Fund
Class Name	Class R3
Trading Symbol	SSAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$57	0.54%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSAZX	S&P 500 Index	State Street Target Retirement 2035 Composite Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,947	$9,700	$9,957
2/28/2015	$10,346	$10,257	$10,350
3/31/2015	$10,243	$10,095	$10,269
4/30/2015	$10,366	$10,192	$10,414
5/31/2015	$10,372	$10,323	$10,417
6/30/2015	$10,152	$10,123	$10,193
7/31/2015	$10,255	$10,335	$10,304
8/31/2015	$9,692	$9,712	$9,740
9/30/2015	$9,433	$9,471	$9,472
10/31/2015	$9,997	$10,270	$10,058
11/30/2015	$9,964	$10,301	$10,016
12/31/2015	$9,761	$10,138	$9,839
1/31/2016	$9,357	$9,635	$9,394
2/29/2016	$9,334	$9,622	$9,397
3/31/2016	$9,898	$10,275	$9,972
4/30/2016	$10,024	$10,315	$10,089
5/31/2016	$10,059	$10,500	$10,134
6/30/2016	$10,125	$10,527	$10,171
7/31/2016	$10,479	$10,915	$10,568
8/31/2016	$10,494	$10,931	$10,596
9/30/2016	$10,550	$10,933	$10,633
10/31/2016	$10,307	$10,733	$10,411
11/30/2016	$10,372	$11,131	$10,488
12/31/2016	$10,547	$11,351	$10,671
1/31/2017	$10,765	$11,566	$10,896
2/28/2017	$11,034	$12,025	$11,169
3/31/2017	$11,110	$12,039	$11,254
4/30/2017	$11,256	$12,163	$11,415
5/31/2017	$11,443	$12,334	$11,611
6/30/2017	$11,509	$12,411	$11,685
7/31/2017	$11,746	$12,666	$11,920
8/31/2017	$11,812	$12,705	$11,998
9/30/2017	$11,998	$12,967	$12,191
10/31/2017	$12,184	$13,270	$12,390
11/30/2017	$12,410	$13,677	$12,614
12/31/2017	$12,566	$13,829	$12,787
1/31/2018	$13,034	$14,621	$13,271
2/28/2018	$12,535	$14,082	$12,784
3/31/2018	$12,427	$13,724	$12,646
4/30/2018	$12,443	$13,777	$12,696
5/31/2018	$12,581	$14,108	$12,827
6/30/2018	$12,545	$14,195	$12,800
7/31/2018	$12,817	$14,724	$13,073
8/31/2018	$12,975	$15,203	$13,250
9/30/2018	$12,950	$15,290	$13,221
10/31/2018	$12,093	$14,245	$12,354
11/30/2018	$12,273	$14,535	$12,542
12/31/2018	$11,647	$13,223	$11,899
1/31/2019	$12,438	$14,282	$12,706
2/28/2019	$12,702	$14,741	$12,997
3/31/2019	$12,890	$15,027	$13,186
4/30/2019	$13,206	$15,636	$13,523
5/31/2019	$12,686	$14,642	$12,984
6/30/2019	$13,356	$15,674	$13,687
7/31/2019	$13,393	$15,899	$13,741
8/31/2019	$13,313	$15,648	$13,652
9/30/2019	$13,468	$15,940	$13,816
10/31/2019	$13,719	$16,286	$14,088
11/30/2019	$14,003	$16,877	$14,385
12/31/2019	$14,325	$17,386	$14,733
1/31/2020	$14,296	$17,379	$14,737
2/29/2020	$13,584	$15,949	$13,960
3/31/2020	$12,156	$13,979	$12,528
4/30/2020	$13,266	$15,771	$13,669
5/31/2020	$13,784	$16,522	$14,186
6/30/2020	$14,153	$16,850	$14,559
7/31/2020	$14,784	$17,801	$15,238
8/31/2020	$15,391	$19,080	$15,878
9/30/2020	$15,032	$18,355	$15,504
10/31/2020	$14,731	$17,867	$15,207
11/30/2020	$16,211	$19,823	$16,758
12/31/2020	$16,846	$20,585	$17,415
1/31/2021	$16,744	$20,377	$17,328
2/28/2021	$16,975	$20,939	$17,578
3/31/2021	$17,204	$21,856	$17,809
4/30/2021	$17,789	$23,022	$18,434
5/31/2021	$17,995	$23,183	$18,660
6/30/2021	$18,224	$23,724	$18,893
7/31/2021	$18,334	$24,288	$19,023
8/31/2021	$18,645	$25,026	$19,364
9/30/2021	$18,000	$23,863	$18,729
10/31/2021	$18,677	$25,534	$19,419
11/30/2021	$18,280	$25,357	$19,032
12/31/2021	$18,803	$26,494	$19,572
1/31/2022	$17,986	$25,123	$18,665
2/28/2022	$17,581	$24,371	$18,316
3/31/2022	$17,643	$25,276	$18,403
4/30/2022	$16,361	$23,071	$17,088
5/31/2022	$16,411	$23,114	$17,095
6/30/2022	$15,278	$21,206	$15,914
7/31/2022	$16,199	$23,161	$16,864
8/31/2022	$15,601	$22,217	$16,295
9/30/2022	$14,269	$20,170	$14,912
10/31/2022	$14,842	$21,804	$15,492
11/30/2022	$15,900	$23,022	$16,549
12/31/2022	$15,362	$21,696	$16,060
1/31/2023	$16,394	$23,059	$17,117
2/28/2023	$15,910	$22,496	$16,638
3/31/2023	$16,302	$23,322	$17,033
4/30/2023	$16,459	$23,686	$17,203
5/31/2023	$16,211	$23,789	$16,966
6/30/2023	$16,903	$25,361	$17,690
7/31/2023	$17,334	$26,176	$18,163
8/31/2023	$16,890	$25,759	$17,698
9/30/2023	$16,185	$24,531	$16,972
10/31/2023	$15,662	$24,015	$16,409
11/30/2023	$16,955	$26,208	$17,789
12/31/2023	$17,872	$27,399	$18,773
1/31/2024	$17,804	$27,859	$18,722
2/29/2024	$18,278	$29,347	$19,200
3/31/2024	$18,724	$30,291	$19,699
4/30/2024	$18,061	$29,054	$19,025
5/31/2024	$18,710	$30,494	$19,661
6/30/2024	$18,940	$31,589	$19,941
7/31/2024	$19,400	$31,973	$20,435
8/31/2024	$19,806	$32,749	$20,864
9/30/2024	$20,199	$33,448	$21,303
10/31/2024	$19,644	$33,145	$20,739
11/30/2024	$20,266	$35,090	$21,379
12/31/2024	$19,668	$34,254	$20,777

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSAZX	10.05%	6.55%	7.00%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2035 Composite Index	10.67%	7.12%	7.59%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 3,005,033,751
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$3,005,033,751 Number of Portfolio Holdings8 Portfolio Turnover Rate14% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	31.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	29.6%
State Street Aggregate Bond Index Portfolio	16.0%
SPDR Portfolio Long Term Treasury ETF	9.9%
State Street Small/Mid Cap Equity Index Portfolio	8.6%
SPDR Bloomberg High Yield Bond ETF	4.7%

Asset Allocation

Asset Type	%
Domestic Equity	39.7%
Domestic Fixed Income	30.7%
International Equity	29.6%
Short-Term Investments	0.3%

C000143876
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2035 Fund
Class Name	Class I
Trading Symbol	SSCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSCJX	S&P 500 Index	State Street Target Retirement 2035 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,941	$9,700	$9,957
02/28/15	$10,344	$10,257	$10,350
03/31/15	$10,246	$10,095	$10,269
04/30/15	$10,383	$10,192	$10,414
05/31/15	$10,393	$10,323	$10,417
06/30/15	$10,177	$10,123	$10,193
07/31/15	$10,285	$10,335	$10,304
08/31/15	$9,715	$9,712	$9,740
09/30/15	$9,459	$9,471	$9,472
10/31/15	$10,029	$10,270	$10,058
11/30/15	$10,000	$10,301	$10,016
12/31/15	$9,800	$10,138	$9,839
01/31/16	$9,399	$9,635	$9,394
02/29/16	$9,379	$9,622	$9,397
03/31/16	$9,950	$10,275	$9,972
04/30/16	$10,081	$10,315	$10,089
05/31/16	$10,121	$10,500	$10,134
06/30/16	$10,191	$10,527	$10,171
07/31/16	$10,552	$10,915	$10,568
08/31/16	$10,572	$10,931	$10,596
09/30/16	$10,622	$10,933	$10,633
10/31/16	$10,382	$10,733	$10,411
11/30/16	$10,462	$11,131	$10,488
12/31/16	$10,643	$11,351	$10,671
01/31/17	$10,858	$11,566	$10,896
02/28/17	$11,133	$12,025	$11,169
03/31/17	$11,215	$12,039	$11,254
04/30/17	$11,368	$12,163	$11,415
05/31/17	$11,562	$12,334	$11,611
06/30/17	$11,633	$12,411	$11,685
07/31/17	$11,868	$12,666	$11,920
08/31/17	$11,950	$12,705	$11,998
09/30/17	$12,133	$12,967	$12,191
10/31/17	$12,327	$13,270	$12,390
11/30/17	$12,562	$13,677	$12,614
12/31/17	$12,725	$13,829	$12,787
01/31/18	$13,206	$14,621	$13,271
02/28/18	$12,704	$14,082	$12,784
03/31/18	$12,610	$13,724	$12,646
04/30/18	$12,621	$13,777	$12,696
05/31/18	$12,767	$14,108	$12,827
06/30/18	$12,746	$14,195	$12,800
07/31/18	$13,018	$14,724	$13,073
08/31/18	$13,185	$15,203	$13,250
09/30/18	$13,164	$15,290	$13,221
10/31/18	$12,297	$14,245	$12,354
11/30/18	$12,485	$14,535	$12,542
12/31/18	$11,850	$13,223	$11,899
01/31/19	$12,662	$14,282	$12,706
02/28/19	$12,936	$14,741	$12,997
03/31/19	$13,134	$15,027	$13,186
04/30/19	$13,463	$15,636	$13,523
05/31/19	$12,936	$14,642	$12,984
06/30/19	$13,627	$15,674	$13,687
07/31/19	$13,660	$15,899	$13,741
08/31/19	$13,595	$15,648	$13,652
09/30/19	$13,748	$15,940	$13,816
10/31/19	$14,022	$16,286	$14,088
11/30/19	$14,308	$16,877	$14,385
12/31/19	$14,649	$17,386	$14,733
01/31/20	$14,626	$17,379	$14,737
02/29/20	$13,901	$15,949	$13,960
03/31/20	$12,441	$13,979	$12,528
04/30/20	$13,574	$15,771	$13,669
05/31/20	$14,112	$16,522	$14,186
06/30/20	$14,497	$16,850	$14,559
07/31/20	$15,151	$17,801	$15,238
08/31/20	$15,770	$19,080	$15,878
09/30/20	$15,420	$18,355	$15,504
10/31/20	$15,116	$17,867	$15,207
11/30/20	$16,647	$19,823	$16,758
12/31/20	$17,293	$20,585	$17,415
01/31/21	$17,195	$20,377	$17,328
02/28/21	$17,440	$20,939	$17,578
03/31/21	$17,672	$21,856	$17,809
04/30/21	$18,282	$23,022	$18,434
05/31/21	$18,490	$23,183	$18,660
06/30/21	$18,734	$23,724	$18,893
07/31/21	$18,856	$24,288	$19,023
08/31/21	$19,088	$25,026	$19,364
09/30/21	$18,441	$23,863	$18,729
10/31/21	$19,137	$25,534	$19,419
11/30/21	$18,734	$25,357	$19,032
12/31/21	$19,261	$26,494	$19,572
01/31/22	$18,425	$25,123	$18,665
02/28/22	$18,025	$24,371	$18,316
03/31/22	$18,090	$25,276	$18,403
04/30/22	$16,777	$23,071	$17,088
05/31/22	$16,841	$23,114	$17,095
06/30/22	$15,682	$21,206	$15,914
07/31/22	$16,622	$23,161	$16,864
08/31/22	$16,017	$22,217	$16,295
09/30/22	$14,665	$20,170	$14,912
10/31/22	$15,244	$21,804	$15,492
11/30/22	$16,339	$23,022	$16,549
12/31/22	$15,791	$21,696	$16,060
01/31/23	$16,849	$23,059	$17,117
02/28/23	$16,361	$22,496	$16,638
03/31/23	$16,768	$23,322	$17,033
04/30/23	$16,931	$23,686	$17,203
05/31/23	$16,687	$23,789	$16,966
06/30/23	$17,419	$25,361	$17,690
07/31/23	$17,867	$26,176	$18,163
08/31/23	$17,406	$25,759	$17,698
09/30/23	$16,687	$24,531	$16,972
10/31/23	$16,157	$24,015	$16,409
11/30/23	$17,487	$26,208	$17,789
12/31/23	$18,429	$27,399	$18,773
01/31/24	$18,372	$27,859	$18,722
02/29/24	$18,866	$29,347	$19,200
03/31/24	$19,332	$30,291	$19,699
04/30/24	$18,655	$29,054	$19,025
05/31/24	$19,332	$30,494	$19,661
06/30/24	$19,572	$31,589	$19,941
07/31/24	$20,052	$31,973	$20,435
08/31/24	$20,475	$32,749	$20,864
09/30/24	$20,898	$33,448	$21,303
10/31/24	$20,320	$33,145	$20,739
11/30/24	$20,983	$35,090	$21,379
12/31/24	$20,362	$34,254	$20,777

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSCJX	10.49%	6.81%	7.37%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2035 Composite Index	10.67%	7.12%	7.59%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 3,005,033,751
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$3,005,033,751 Number of Portfolio Holdings8 Portfolio Turnover Rate14% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	31.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	29.6%
State Street Aggregate Bond Index Portfolio	16.0%
SPDR Portfolio Long Term Treasury ETF	9.9%
State Street Small/Mid Cap Equity Index Portfolio	8.6%
SPDR Bloomberg High Yield Bond ETF	4.7%

Asset Allocation

Asset Type	%
Domestic Equity	39.7%
Domestic Fixed Income	30.7%
International Equity	29.6%
Short-Term Investments	0.3%

C000143877
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2035 Fund
Class Name	Class K
Trading Symbol	SSCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2035 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSCKX	S&P 500 Index	State Street Target Retirement 2035 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,951	$9,700	$9,957
02/28/15	$10,354	$10,257	$10,350
03/31/15	$10,256	$10,095	$10,269
04/30/15	$10,383	$10,192	$10,414
05/31/15	$10,393	$10,323	$10,417
06/30/15	$10,177	$10,123	$10,193
07/31/15	$10,285	$10,335	$10,304
08/31/15	$9,725	$9,712	$9,740
09/30/15	$9,469	$9,471	$9,472
10/31/15	$10,039	$10,270	$10,058
11/30/15	$10,010	$10,301	$10,016
12/31/15	$9,810	$10,138	$9,839
01/31/16	$9,409	$9,635	$9,394
02/29/16	$9,388	$9,622	$9,397
03/31/16	$9,960	$10,275	$9,972
04/30/16	$10,091	$10,315	$10,089
05/31/16	$10,131	$10,500	$10,134
06/30/16	$10,201	$10,527	$10,171
07/31/16	$10,562	$10,915	$10,568
08/31/16	$10,582	$10,931	$10,596
09/30/16	$10,642	$10,933	$10,633
10/31/16	$10,402	$10,733	$10,411
11/30/16	$10,472	$11,131	$10,488
12/31/16	$10,653	$11,351	$10,671
01/31/17	$10,878	$11,566	$10,896
02/28/17	$11,153	$12,025	$11,169
03/31/17	$11,235	$12,039	$11,254
04/30/17	$11,388	$12,163	$11,415
05/31/17	$11,582	$12,334	$11,611
06/30/17	$11,653	$12,411	$11,685
07/31/17	$11,898	$12,666	$11,920
08/31/17	$11,970	$12,705	$11,998
09/30/17	$12,163	$12,967	$12,191
10/31/17	$12,357	$13,270	$12,390
11/30/17	$12,592	$13,677	$12,614
12/31/17	$12,755	$13,829	$12,787
01/31/18	$13,236	$14,621	$13,271
02/28/18	$12,734	$14,082	$12,784
03/31/18	$12,630	$13,724	$12,646
04/30/18	$12,651	$13,777	$12,696
05/31/18	$12,797	$14,108	$12,827
06/30/18	$12,766	$14,195	$12,800
07/31/18	$13,048	$14,724	$13,073
08/31/18	$13,215	$15,203	$13,250
09/30/18	$13,194	$15,290	$13,221
10/31/18	$12,327	$14,245	$12,354
11/30/18	$12,515	$14,535	$12,542
12/31/18	$11,882	$13,223	$11,899
01/31/19	$12,694	$14,282	$12,706
02/28/19	$12,968	$14,741	$12,997
03/31/19	$13,165	$15,027	$13,186
04/30/19	$13,494	$15,636	$13,523
05/31/19	$12,968	$14,642	$12,984
06/30/19	$13,659	$15,674	$13,687
07/31/19	$13,703	$15,899	$13,741
08/31/19	$13,626	$15,648	$13,652
09/30/19	$13,791	$15,940	$13,816
10/31/19	$14,054	$16,286	$14,088
11/30/19	$14,350	$16,877	$14,385
12/31/19	$14,687	$17,386	$14,733
01/31/20	$14,663	$17,379	$14,737
02/29/20	$13,939	$15,949	$13,960
03/31/20	$12,478	$13,979	$12,528
04/30/20	$13,623	$15,771	$13,669
05/31/20	$14,161	$16,522	$14,186
06/30/20	$14,546	$16,850	$14,559
07/31/20	$15,201	$17,801	$15,238
08/31/20	$15,832	$19,080	$15,878
09/30/20	$15,469	$18,355	$15,504
10/31/20	$15,166	$17,867	$15,207
11/30/20	$16,696	$19,823	$16,758
12/31/20	$17,358	$20,585	$17,415
01/31/21	$17,260	$20,377	$17,328
02/28/21	$17,504	$20,939	$17,578
03/31/21	$17,749	$21,856	$17,809
04/30/21	$18,359	$23,022	$18,434
05/31/21	$18,579	$23,183	$18,660
06/30/21	$18,824	$23,724	$18,893
07/31/21	$18,946	$24,288	$19,023
08/31/21	$19,276	$25,026	$19,364
09/30/21	$18,616	$23,863	$18,729
10/31/21	$19,324	$25,534	$19,419
11/30/21	$18,921	$25,357	$19,032
12/31/21	$19,472	$26,494	$19,572
01/31/22	$18,633	$25,123	$18,665
02/28/22	$18,220	$24,371	$18,316
03/31/22	$18,297	$25,276	$18,403
04/30/22	$16,968	$23,071	$17,088
05/31/22	$17,033	$23,114	$17,095
06/30/22	$15,859	$21,206	$15,914
07/31/22	$16,826	$23,161	$16,864
08/31/22	$16,207	$22,217	$16,295
09/30/22	$14,839	$20,170	$14,912
10/31/22	$15,433	$21,804	$15,492
11/30/22	$16,542	$23,022	$16,549
12/31/22	$15,988	$21,696	$16,060
01/31/23	$17,076	$23,059	$17,117
02/28/23	$16,573	$22,496	$16,638
03/31/23	$16,981	$23,322	$17,033
04/30/23	$17,158	$23,686	$17,203
05/31/23	$16,899	$23,789	$16,966
06/30/23	$17,648	$25,361	$17,690
07/31/23	$18,097	$26,176	$18,163
08/31/23	$17,634	$25,759	$17,698
09/30/23	$16,913	$24,531	$16,972
10/31/23	$16,369	$24,015	$16,409
11/30/23	$17,729	$26,208	$17,789
12/31/23	$18,695	$27,399	$18,773
01/31/24	$18,624	$27,859	$18,722
02/29/24	$19,120	$29,347	$19,200
03/31/24	$19,616	$30,291	$19,699
04/30/24	$18,922	$29,054	$19,025
05/31/24	$19,616	$30,494	$19,661
06/30/24	$19,857	$31,589	$19,941
07/31/24	$20,352	$31,973	$20,435
08/31/24	$20,777	$32,749	$20,864
09/30/24	$21,216	$33,448	$21,303
10/31/24	$20,621	$33,145	$20,739
11/30/24	$21,301	$35,090	$21,379
12/31/24	$20,680	$34,254	$20,777

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSCKX	10.62%	7.08%	7.54%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2035 Composite Index	10.67%	7.12%	7.59%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 3,005,033,751
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$3,005,033,751 Number of Portfolio Holdings8 Portfolio Turnover Rate14% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	31.1%
State Street Global All Cap Equity ex-U.S. Index Portfolio	29.6%
State Street Aggregate Bond Index Portfolio	16.0%
SPDR Portfolio Long Term Treasury ETF	9.9%
State Street Small/Mid Cap Equity Index Portfolio	8.6%
SPDR Bloomberg High Yield Bond ETF	4.7%

Asset Allocation

Asset Type	%
Domestic Equity	39.7%
Domestic Fixed Income	30.7%
International Equity	29.6%
Short-Term Investments	0.3%

C000232298
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2040 Fund
Class Name	Class R3
Trading Symbol	SSAKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSAKX	S&P 500 Index	State Street Target Retirement 2040 Composite Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,927	$9,700	$9,940
2/28/2015	$10,357	$10,257	$10,366
3/31/2015	$10,244	$10,095	$10,281
4/30/2015	$10,378	$10,192	$10,436
5/31/2015	$10,393	$10,323	$10,441
6/30/2015	$10,172	$10,123	$10,214
7/31/2015	$10,266	$10,335	$10,322
8/31/2015	$9,671	$9,712	$9,724
9/30/2015	$9,382	$9,471	$9,431
10/31/2015	$9,978	$10,270	$10,045
11/30/2015	$9,944	$10,301	$10,005
12/31/2015	$9,733	$10,138	$9,816
1/31/2016	$9,288	$9,635	$9,329
2/29/2016	$9,255	$9,622	$9,327
3/31/2016	$9,851	$10,275	$9,932
4/30/2016	$9,977	$10,315	$10,056
5/31/2016	$10,013	$10,500	$10,103
6/30/2016	$10,069	$10,527	$10,128
7/31/2016	$10,434	$10,915	$10,545
8/31/2016	$10,459	$10,931	$10,577
9/30/2016	$10,515	$10,933	$10,620
10/31/2016	$10,261	$10,733	$10,388
11/30/2016	$10,367	$11,131	$10,495
12/31/2016	$10,546	$11,351	$10,687
1/31/2017	$10,774	$11,566	$10,926
2/28/2017	$11,044	$12,025	$11,208
3/31/2017	$11,130	$12,039	$11,300
4/30/2017	$11,288	$12,163	$11,465
5/31/2017	$11,475	$12,334	$11,664
6/30/2017	$11,551	$12,411	$11,747
7/31/2017	$11,789	$12,666	$11,994
8/31/2017	$11,855	$12,705	$12,067
9/30/2017	$12,062	$12,967	$12,281
10/31/2017	$12,269	$13,270	$12,493
11/30/2017	$12,507	$13,677	$12,732
12/31/2017	$12,664	$13,829	$12,911
1/31/2018	$13,175	$14,621	$13,438
2/28/2018	$12,644	$14,082	$12,924
3/31/2018	$12,525	$13,724	$12,776
4/30/2018	$12,551	$13,777	$12,836
5/31/2018	$12,689	$14,108	$12,975
6/30/2018	$12,664	$14,195	$12,946
7/31/2018	$12,946	$14,724	$13,236
8/31/2018	$13,116	$15,203	$13,423
9/30/2018	$13,080	$15,290	$13,395
10/31/2018	$12,169	$14,245	$12,460
11/30/2018	$12,360	$14,535	$12,657
12/31/2018	$11,653	$13,223	$11,942
1/31/2019	$12,501	$14,282	$12,803
2/28/2019	$12,788	$14,741	$13,119
3/31/2019	$12,966	$15,027	$13,298
4/30/2019	$13,316	$15,636	$13,661
5/31/2019	$12,728	$14,642	$13,059
6/30/2019	$13,445	$15,674	$13,806
7/31/2019	$13,472	$15,899	$13,862
8/31/2019	$13,358	$15,648	$13,728
9/30/2019	$13,525	$15,940	$13,911
10/31/2019	$13,810	$16,286	$14,203
11/30/2019	$14,116	$16,877	$14,527
12/31/2019	$14,455	$17,386	$14,903
1/31/2020	$14,414	$17,379	$14,880
2/29/2020	$13,609	$15,949	$14,014
3/31/2020	$12,062	$13,979	$12,449
4/30/2020	$13,221	$15,771	$13,654
5/31/2020	$13,763	$16,522	$14,201
6/30/2020	$14,168	$16,850	$14,602
7/31/2020	$14,823	$17,801	$15,306
8/31/2020	$15,489	$19,080	$16,010
9/30/2020	$15,118	$18,355	$15,609
10/31/2020	$14,793	$17,867	$15,297
11/30/2020	$16,402	$19,823	$16,980
12/31/2020	$17,086	$20,585	$17,699
1/31/2021	$16,995	$20,377	$17,622
2/28/2021	$17,286	$20,939	$17,924
3/31/2021	$17,528	$21,856	$18,184
4/30/2021	$18,174	$23,022	$18,862
5/31/2021	$18,392	$23,183	$19,105
6/30/2021	$18,622	$23,724	$19,349
7/31/2021	$18,733	$24,288	$19,467
8/31/2021	$19,081	$25,026	$19,845
9/30/2021	$18,373	$23,863	$19,151
10/31/2021	$19,136	$25,534	$19,919
11/30/2021	$18,678	$25,357	$19,477
12/31/2021	$19,236	$26,494	$20,062
1/31/2022	$18,364	$25,123	$19,083
2/28/2022	$17,944	$24,371	$18,717
3/31/2022	$18,045	$25,276	$18,851
4/30/2022	$16,668	$23,071	$17,445
5/31/2022	$16,718	$23,114	$17,443
6/30/2022	$15,504	$21,206	$16,179
7/31/2022	$16,468	$23,161	$17,179
8/31/2022	$15,867	$22,217	$16,597
9/30/2022	$14,453	$20,170	$15,122
10/31/2022	$15,079	$21,804	$15,769
11/30/2022	$16,205	$23,022	$16,895
12/31/2022	$15,617	$21,696	$16,359
1/31/2023	$16,734	$23,059	$17,493
2/28/2023	$16,222	$22,496	$16,997
3/31/2023	$16,616	$23,322	$17,391
4/30/2023	$16,773	$23,686	$17,561
5/31/2023	$16,524	$23,789	$17,318
6/30/2023	$17,299	$25,361	$18,126
7/31/2023	$17,785	$26,176	$18,662
8/31/2023	$17,286	$25,759	$18,140
9/30/2023	$16,537	$24,531	$17,367
10/31/2023	$15,972	$24,015	$16,754
11/30/2023	$17,338	$26,208	$18,226
12/31/2023	$18,308	$27,399	$19,269
1/31/2024	$18,240	$27,859	$19,211
2/29/2024	$18,782	$29,347	$19,774
3/31/2024	$19,285	$30,291	$20,318
4/30/2024	$18,565	$29,054	$19,595
5/31/2024	$19,271	$30,494	$20,284
6/30/2024	$19,515	$31,589	$20,572
7/31/2024	$20,004	$31,973	$21,096
8/31/2024	$20,411	$32,749	$21,547
9/30/2024	$20,832	$33,448	$22,014
10/31/2024	$20,248	$33,145	$21,423
11/30/2024	$20,954	$35,090	$22,142
12/31/2024	$20,291	$34,254	$21,479

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSAKX	10.83%	7.02%	7.33%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2040 Composite Index	11.47%	7.58%	7.94%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 2,803,243,163
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$2,803,243,163 Number of Portfolio Holdings8 Portfolio Turnover Rate12% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	33.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	32.9%
State Street Aggregate Bond Index Portfolio	11.4%
State Street Small/Mid Cap Equity Index Portfolio	10.6%
SPDR Portfolio Long Term Treasury ETF	9.9%
SPDR Bloomberg High Yield Bond ETF	1.8%

Asset Allocation

Asset Type	%
Domestic Equity	44.0%
International Equity	32.9%
Domestic Fixed Income	23.1%
Short-Term Investments	0.9%

C000143880
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2040 Fund
Class Name	Class I
Trading Symbol	SSCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSCNX	S&P 500 Index	State Street Target Retirement 2040 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,921	$9,700	$9,940
02/28/15	$10,355	$10,257	$10,366
03/31/15	$10,247	$10,095	$10,281
04/30/15	$10,395	$10,192	$10,436
05/31/15	$10,415	$10,323	$10,441
06/30/15	$10,188	$10,123	$10,214
07/31/15	$10,296	$10,335	$10,322
08/31/15	$9,694	$9,712	$9,724
09/30/15	$9,418	$9,471	$9,431
10/31/15	$10,010	$10,270	$10,045
11/30/15	$9,990	$10,301	$10,005
12/31/15	$9,772	$10,138	$9,816
01/31/16	$9,329	$9,635	$9,329
02/29/16	$9,309	$9,622	$9,327
03/31/16	$9,913	$10,275	$9,932
04/30/16	$10,033	$10,315	$10,056
05/31/16	$10,084	$10,500	$10,103
06/30/16	$10,134	$10,527	$10,128
07/31/16	$10,517	$10,915	$10,545
08/31/16	$10,547	$10,931	$10,577
09/30/16	$10,607	$10,933	$10,620
10/31/16	$10,356	$10,733	$10,388
11/30/16	$10,466	$11,131	$10,495
12/31/16	$10,651	$11,351	$10,687
01/31/17	$10,877	$11,566	$10,926
02/28/17	$11,164	$12,025	$11,208
03/31/17	$11,245	$12,039	$11,300
04/30/17	$11,409	$12,163	$11,465
05/31/17	$11,604	$12,334	$11,664
06/30/17	$11,686	$12,411	$11,747
07/31/17	$11,942	$12,666	$11,994
08/31/17	$12,003	$12,705	$12,067
09/30/17	$12,218	$12,967	$12,281
10/31/17	$12,434	$13,270	$12,493
11/30/17	$12,679	$13,677	$12,732
12/31/17	$12,845	$13,829	$12,911
01/31/18	$13,368	$14,621	$13,438
02/28/18	$12,834	$14,082	$12,924
03/31/18	$12,729	$13,724	$12,776
04/30/18	$12,750	$13,777	$12,836
05/31/18	$12,897	$14,108	$12,975
06/30/18	$12,876	$14,195	$12,946
07/31/18	$13,169	$14,724	$13,236
08/31/18	$13,347	$15,203	$13,423
09/30/18	$13,316	$15,290	$13,395
10/31/18	$12,394	$14,245	$12,460
11/30/18	$12,593	$14,535	$12,657
12/31/18	$11,886	$13,223	$11,942
01/31/19	$12,745	$14,282	$12,803
02/28/19	$13,043	$14,741	$13,119
03/31/19	$13,230	$15,027	$13,298
04/30/19	$13,594	$15,636	$13,661
05/31/19	$12,999	$14,642	$13,059
06/30/19	$13,737	$15,674	$13,806
07/31/19	$13,770	$15,899	$13,862
08/31/19	$13,660	$15,648	$13,728
09/30/19	$13,836	$15,940	$13,911
10/31/19	$14,133	$16,286	$14,203
11/30/19	$14,453	$16,877	$14,527
12/31/19	$14,815	$17,386	$14,903
01/31/20	$14,769	$17,379	$14,880
02/29/20	$13,949	$15,949	$14,014
03/31/20	$12,368	$13,979	$12,449
04/30/20	$13,562	$15,771	$13,654
05/31/20	$14,124	$16,522	$14,201
06/30/20	$14,546	$16,850	$14,602
07/31/20	$15,225	$17,801	$15,306
08/31/20	$15,916	$19,080	$16,010
09/30/20	$15,542	$18,355	$15,609
10/31/20	$15,214	$17,867	$15,297
11/30/20	$16,877	$19,823	$16,980
12/31/20	$17,585	$20,585	$17,699
01/31/21	$17,500	$20,377	$17,622
02/28/21	$17,794	$20,939	$17,924
03/31/21	$18,063	$21,856	$18,184
04/30/21	$18,713	$23,022	$18,862
05/31/21	$18,946	$23,183	$19,105
06/30/21	$19,203	$23,724	$19,349
07/31/21	$19,313	$24,288	$19,467
08/31/21	$19,509	$25,026	$19,845
09/30/21	$18,786	$23,863	$19,151
10/31/21	$19,558	$25,534	$19,919
11/30/21	$19,105	$25,357	$19,477
12/31/21	$19,652	$26,494	$20,062
01/31/22	$18,759	$25,123	$19,083
02/28/22	$18,345	$24,371	$18,717
03/31/22	$18,449	$25,276	$18,851
04/30/22	$17,052	$23,071	$17,445
05/31/22	$17,103	$23,114	$17,443
06/30/22	$15,874	$21,206	$16,179
07/31/22	$16,858	$23,161	$17,179
08/31/22	$16,249	$22,217	$16,597
09/30/22	$14,800	$20,170	$15,122
10/31/22	$15,460	$21,804	$15,769
11/30/22	$16,612	$23,022	$16,895
12/31/22	$16,015	$21,696	$16,359
01/31/23	$17,161	$23,059	$17,493
02/28/23	$16,642	$22,496	$16,997
03/31/23	$17,051	$23,322	$17,391
04/30/23	$17,215	$23,686	$17,561
05/31/23	$16,970	$23,789	$17,318
06/30/23	$17,761	$25,361	$18,126
07/31/23	$18,279	$26,176	$18,662
08/31/23	$17,761	$25,759	$18,140
09/30/23	$17,011	$24,531	$17,367
10/31/23	$16,424	$24,015	$16,754
11/30/23	$17,843	$26,208	$18,226
12/31/23	$18,841	$27,399	$19,269
01/31/24	$18,770	$27,859	$19,211
02/29/24	$19,337	$29,347	$19,774
03/31/24	$19,860	$30,291	$20,318
04/30/24	$19,124	$29,054	$19,595
05/31/24	$19,860	$30,494	$20,284
06/30/24	$20,101	$31,589	$20,572
07/31/24	$20,611	$31,973	$21,096
08/31/24	$21,049	$32,749	$21,547
09/30/24	$21,502	$33,448	$22,014
10/31/24	$20,894	$33,145	$21,423
11/30/24	$21,630	$35,090	$22,142
12/31/24	$20,959	$34,254	$21,479

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSCNX	11.24%	7.18%	7.68%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2040 Composite Index	11.47%	7.58%	7.94%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 2,803,243,163
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$2,803,243,163 Number of Portfolio Holdings8 Portfolio Turnover Rate12% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	33.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	32.9%
State Street Aggregate Bond Index Portfolio	11.4%
State Street Small/Mid Cap Equity Index Portfolio	10.6%
SPDR Portfolio Long Term Treasury ETF	9.9%
SPDR Bloomberg High Yield Bond ETF	1.8%

Asset Allocation

Asset Type	%
Domestic Equity	44.0%
International Equity	32.9%
Domestic Fixed Income	23.1%
Short-Term Investments	0.9%

C000143881
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2040 Fund
Class Name	Class K
Trading Symbol	SSCQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2040 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSCQX	S&P 500 Index	State Street Target Retirement 2040 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,931	$9,700	$9,940
02/28/15	$10,365	$10,257	$10,366
03/31/15	$10,257	$10,095	$10,281
04/30/15	$10,395	$10,192	$10,436
05/31/15	$10,415	$10,323	$10,441
06/30/15	$10,197	$10,123	$10,214
07/31/15	$10,296	$10,335	$10,322
08/31/15	$9,704	$9,712	$9,724
09/30/15	$9,418	$9,471	$9,431
10/31/15	$10,020	$10,270	$10,045
11/30/15	$9,990	$10,301	$10,005
12/31/15	$9,782	$10,138	$9,816
01/31/16	$9,339	$9,635	$9,329
02/29/16	$9,309	$9,622	$9,327
03/31/16	$9,913	$10,275	$9,932
04/30/16	$10,044	$10,315	$10,056
05/31/16	$10,084	$10,500	$10,103
06/30/16	$10,144	$10,527	$10,128
07/31/16	$10,517	$10,915	$10,545
08/31/16	$10,547	$10,931	$10,577
09/30/16	$10,607	$10,933	$10,620
10/31/16	$10,356	$10,733	$10,388
11/30/16	$10,466	$11,131	$10,495
12/31/16	$10,651	$11,351	$10,687
01/31/17	$10,887	$11,566	$10,926
02/28/17	$11,164	$12,025	$11,208
03/31/17	$11,256	$12,039	$11,300
04/30/17	$11,420	$12,163	$11,465
05/31/17	$11,614	$12,334	$11,664
06/30/17	$11,696	$12,411	$11,747
07/31/17	$11,942	$12,666	$11,994
08/31/17	$12,014	$12,705	$12,067
09/30/17	$12,229	$12,967	$12,281
10/31/17	$12,444	$13,270	$12,493
11/30/17	$12,690	$13,677	$12,732
12/31/17	$12,855	$13,829	$12,911
01/31/18	$13,379	$14,621	$13,438
02/28/18	$12,844	$14,082	$12,924
03/31/18	$12,729	$13,724	$12,776
04/30/18	$12,761	$13,777	$12,836
05/31/18	$12,907	$14,108	$12,975
06/30/18	$12,886	$14,195	$12,946
07/31/18	$13,180	$14,724	$13,236
08/31/18	$13,358	$15,203	$13,423
09/30/18	$13,326	$15,290	$13,395
10/31/18	$12,404	$14,245	$12,460
11/30/18	$12,603	$14,535	$12,657
12/31/18	$11,888	$13,223	$11,942
01/31/19	$12,758	$14,282	$12,803
02/28/19	$13,056	$14,741	$13,119
03/31/19	$13,243	$15,027	$13,298
04/30/19	$13,607	$15,636	$13,661
05/31/19	$13,012	$14,642	$13,059
06/30/19	$13,750	$15,674	$13,806
07/31/19	$13,783	$15,899	$13,862
08/31/19	$13,673	$15,648	$13,728
09/30/19	$13,849	$15,940	$13,911
10/31/19	$14,147	$16,286	$14,203
11/30/19	$14,466	$16,877	$14,527
12/31/19	$14,819	$17,386	$14,903
01/31/20	$14,784	$17,379	$14,880
02/29/20	$13,964	$15,949	$14,014
03/31/20	$12,383	$13,979	$12,449
04/30/20	$13,578	$15,771	$13,654
05/31/20	$14,140	$16,522	$14,201
06/30/20	$14,562	$16,850	$14,602
07/31/20	$15,241	$17,801	$15,306
08/31/20	$15,932	$19,080	$16,010
09/30/20	$15,557	$18,355	$15,609
10/31/20	$15,229	$17,867	$15,297
11/30/20	$16,893	$19,823	$16,980
12/31/20	$17,605	$20,585	$17,699
01/31/21	$17,519	$20,377	$17,622
02/28/21	$17,825	$20,939	$17,924
03/31/21	$18,083	$21,856	$18,184
04/30/21	$18,757	$23,022	$18,862
05/31/21	$18,990	$23,183	$19,105
06/30/21	$19,235	$23,724	$19,349
07/31/21	$19,358	$24,288	$19,467
08/31/21	$19,726	$25,026	$19,845
09/30/21	$19,002	$23,863	$19,151
10/31/21	$19,799	$25,534	$19,919
11/30/21	$19,333	$25,357	$19,477
12/31/21	$19,919	$26,494	$20,062
01/31/22	$19,025	$25,123	$19,083
02/28/22	$18,584	$24,371	$18,717
03/31/22	$18,700	$25,276	$18,851
04/30/22	$17,287	$23,071	$17,445
05/31/22	$17,352	$23,114	$17,443
06/30/22	$16,094	$21,206	$16,179
07/31/22	$17,105	$23,161	$17,179
08/31/22	$16,483	$22,217	$16,597
09/30/22	$15,017	$20,170	$15,122
10/31/22	$15,679	$21,804	$15,769
11/30/22	$16,859	$23,022	$16,895
12/31/22	$16,254	$21,696	$16,359
01/31/23	$17,417	$23,059	$17,493
02/28/23	$16,897	$22,496	$16,997
03/31/23	$17,308	$23,322	$17,391
04/30/23	$17,486	$23,686	$17,561
05/31/23	$17,226	$23,789	$17,318
06/30/23	$18,047	$25,361	$18,126
07/31/23	$18,566	$26,176	$18,662
08/31/23	$18,047	$25,759	$18,140
09/30/23	$17,280	$24,531	$17,367
10/31/23	$16,692	$24,015	$16,754
11/30/23	$18,129	$26,208	$18,226
12/31/23	$19,151	$27,399	$19,269
01/31/24	$19,080	$27,859	$19,211
02/29/24	$19,663	$29,347	$19,774
03/31/24	$20,188	$30,291	$20,318
04/30/24	$19,450	$29,054	$19,595
05/31/24	$20,203	$30,494	$20,284
06/30/24	$20,458	$31,589	$20,572
07/31/24	$20,970	$31,973	$21,096
08/31/24	$21,410	$32,749	$21,547
09/30/24	$21,879	$33,448	$22,014
10/31/24	$21,268	$33,145	$21,423
11/30/24	$22,007	$35,090	$22,142
12/31/24	$21,335	$34,254	$21,479

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSCQX	11.40%	7.56%	7.87%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2040 Composite Index	11.47%	7.58%	7.94%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 2,803,243,163
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$2,803,243,163 Number of Portfolio Holdings8 Portfolio Turnover Rate12% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Equity 500 Index II Portfolio	33.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	32.9%
State Street Aggregate Bond Index Portfolio	11.4%
State Street Small/Mid Cap Equity Index Portfolio	10.6%
SPDR Portfolio Long Term Treasury ETF	9.9%
SPDR Bloomberg High Yield Bond ETF	1.8%

Asset Allocation

Asset Type	%
Domestic Equity	44.0%
International Equity	32.9%
Domestic Fixed Income	23.1%
Short-Term Investments	0.9%

C000232299
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2045 Fund
Class Name	Class R3
Trading Symbol	SSAOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSAOX	S&P 500 Index	State Street Target Retirement 2045 Composite Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,916	$9,700	$9,933
2/28/2015	$10,350	$10,257	$10,372
3/31/2015	$10,236	$10,095	$10,286
4/30/2015	$10,381	$10,192	$10,444
5/31/2015	$10,386	$10,323	$10,451
6/30/2015	$10,164	$10,123	$10,222
7/31/2015	$10,258	$10,335	$10,330
8/31/2015	$9,650	$9,712	$9,714
9/30/2015	$9,348	$9,471	$9,409
10/31/2015	$9,958	$10,270	$10,039
11/30/2015	$9,924	$10,301	$9,999
12/31/2015	$9,712	$10,138	$9,804
1/31/2016	$9,234	$9,635	$9,291
2/29/2016	$9,200	$9,622	$9,286
3/31/2016	$9,820	$10,275	$9,910
4/30/2016	$9,947	$10,315	$10,038
5/31/2016	$9,993	$10,500	$10,086
6/30/2016	$10,039	$10,527	$10,104
7/31/2016	$10,417	$10,915	$10,535
8/31/2016	$10,443	$10,931	$10,570
9/30/2016	$10,509	$10,933	$10,616
10/31/2016	$10,243	$10,733	$10,377
11/30/2016	$10,370	$11,131	$10,506
12/31/2016	$10,563	$11,351	$10,706
1/31/2017	$10,793	$11,566	$10,956
2/28/2017	$11,074	$12,025	$11,245
3/31/2017	$11,161	$12,039	$11,342
4/30/2017	$11,330	$12,163	$11,512
5/31/2017	$11,518	$12,334	$11,714
6/30/2017	$11,595	$12,411	$11,804
7/31/2017	$11,855	$12,666	$12,061
8/31/2017	$11,911	$12,705	$12,130
9/30/2017	$12,139	$12,967	$12,365
10/31/2017	$12,347	$13,270	$12,588
11/30/2017	$12,596	$13,677	$12,842
12/31/2017	$12,766	$13,829	$13,027
1/31/2018	$13,321	$14,621	$13,595
2/28/2018	$12,766	$14,082	$13,055
3/31/2018	$12,647	$13,724	$12,897
4/30/2018	$12,672	$13,777	$12,967
5/31/2018	$12,833	$14,108	$13,113
6/30/2018	$12,797	$14,195	$13,083
7/31/2018	$13,091	$14,724	$13,391
8/31/2018	$13,272	$15,203	$13,587
9/30/2018	$13,246	$15,290	$13,558
10/31/2018	$12,268	$14,245	$12,557
11/30/2018	$12,460	$14,535	$12,763
12/31/2018	$11,693	$13,223	$11,976
1/31/2019	$12,589	$14,282	$12,891
2/28/2019	$12,899	$14,741	$13,231
3/31/2019	$13,067	$15,027	$13,399
4/30/2019	$13,441	$15,636	$13,787
5/31/2019	$12,796	$14,642	$13,125
6/30/2019	$13,549	$15,674	$13,911
7/31/2019	$13,576	$15,899	$13,969
8/31/2019	$13,418	$15,648	$13,792
9/30/2019	$13,608	$15,940	$13,992
10/31/2019	$13,894	$16,286	$14,302
11/30/2019	$14,234	$16,877	$14,650
12/31/2019	$14,601	$17,386	$15,052
1/31/2020	$14,526	$17,379	$15,004
2/29/2020	$13,648	$15,949	$14,055
3/31/2020	$11,968	$13,979	$12,358
4/30/2020	$13,178	$15,771	$13,617
5/31/2020	$13,769	$16,522	$14,200
6/30/2020	$14,187	$16,850	$14,622
7/31/2020	$14,867	$17,801	$15,355
8/31/2020	$15,582	$19,080	$16,113
9/30/2020	$15,187	$18,355	$15,691
10/31/2020	$14,871	$17,867	$15,372
11/30/2020	$16,579	$19,823	$17,174
12/31/2020	$17,329	$20,585	$17,952
1/31/2021	$17,250	$20,377	$17,888
2/28/2021	$17,576	$20,939	$18,239
3/31/2021	$17,853	$21,856	$18,524
4/30/2021	$18,534	$23,022	$19,243
5/31/2021	$18,752	$23,183	$19,499
6/30/2021	$19,005	$23,724	$19,754
7/31/2021	$19,092	$24,288	$19,857
8/31/2021	$19,475	$25,026	$20,265
9/30/2021	$18,732	$23,863	$19,529
10/31/2021	$19,541	$25,534	$20,356
11/30/2021	$19,036	$25,357	$19,858
12/31/2021	$19,628	$26,494	$20,486
1/31/2022	$18,687	$25,123	$19,440
2/28/2022	$18,258	$24,371	$19,065
3/31/2022	$18,395	$25,276	$19,239
4/30/2022	$16,954	$23,071	$17,760
5/31/2022	$16,991	$23,114	$17,747
6/30/2022	$15,700	$21,206	$16,394
7/31/2022	$16,718	$23,161	$17,448
8/31/2022	$16,097	$22,217	$16,857
9/30/2022	$14,619	$20,170	$15,314
10/31/2022	$15,315	$21,804	$16,025
11/30/2022	$16,482	$23,022	$17,196
12/31/2022	$15,867	$21,696	$16,623
1/31/2023	$17,028	$23,059	$17,823
2/28/2023	$16,519	$22,496	$17,318
3/31/2023	$16,897	$23,322	$17,700
4/30/2023	$17,054	$23,686	$17,868
5/31/2023	$16,793	$23,789	$17,619
6/30/2023	$17,641	$25,361	$18,501
7/31/2023	$18,188	$26,176	$19,093
8/31/2023	$17,641	$25,759	$18,528
9/30/2023	$16,858	$24,531	$17,721
10/31/2023	$16,259	$24,015	$17,067
11/30/2023	$17,706	$26,208	$18,614
12/31/2023	$18,716	$27,399	$19,711
1/31/2024	$18,635	$27,859	$19,644
2/29/2024	$19,254	$29,347	$20,278
3/31/2024	$19,778	$30,291	$20,861
4/30/2024	$19,025	$29,054	$20,098
5/31/2024	$19,778	$30,494	$20,826
6/30/2024	$20,020	$31,589	$21,119
7/31/2024	$20,531	$31,973	$21,673
8/31/2024	$20,961	$32,749	$22,140
9/30/2024	$21,405	$33,448	$22,630
10/31/2024	$20,800	$33,145	$22,021
11/30/2024	$21,566	$35,090	$22,814
12/31/2024	$20,855	$34,254	$22,094

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSAOX	11.43%	7.39%	7.63%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2045 Composite Index	12.09%	7.98%	8.25%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 2,564,285,059
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$2,564,285,059 Number of Portfolio Holdings6 Portfolio Turnover Rate13% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	35.4%
State Street Equity 500 Index II Portfolio	34.9%
State Street Small/Mid Cap Equity Index Portfolio	12.6%
SPDR Portfolio Long Term Treasury ETF	9.9%
State Street Aggregate Bond Index Portfolio	7.1%

Asset Allocation

Asset Type	%
Domestic Equity	47.5%
International Equity	35.4%
Domestic Fixed Income	17.1%
Short-Term Investments	0.2%

C000143884
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2045 Fund
Class Name	Class I
Trading Symbol	SSDDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.21%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSDDX	S&P 500 Index	State Street Target Retirement 2045 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,920	$9,700	$9,933
02/28/15	$10,358	$10,257	$10,372
03/31/15	$10,249	$10,095	$10,286
04/30/15	$10,398	$10,192	$10,444
05/31/15	$10,417	$10,323	$10,451
06/30/15	$10,199	$10,123	$10,222
07/31/15	$10,298	$10,335	$10,330
08/31/15	$9,682	$9,712	$9,714
09/30/15	$9,394	$9,471	$9,409
10/31/15	$10,000	$10,270	$10,039
11/30/15	$9,980	$10,301	$9,999
12/31/15	$9,760	$10,138	$9,804
01/31/16	$9,295	$9,635	$9,291
02/29/16	$9,264	$9,622	$9,286
03/31/16	$9,882	$10,275	$9,910
04/30/16	$10,024	$10,315	$10,038
05/31/16	$10,064	$10,500	$10,086
06/30/16	$10,115	$10,527	$10,104
07/31/16	$10,510	$10,915	$10,535
08/31/16	$10,540	$10,931	$10,570
09/30/16	$10,601	$10,933	$10,616
10/31/16	$10,348	$10,733	$10,377
11/30/16	$10,469	$11,131	$10,506
12/31/16	$10,669	$11,351	$10,706
01/31/17	$10,916	$11,566	$10,956
02/28/17	$11,194	$12,025	$11,245
03/31/17	$11,297	$12,039	$11,342
04/30/17	$11,462	$12,163	$11,512
05/31/17	$11,658	$12,334	$11,714
06/30/17	$11,751	$12,411	$11,804
07/31/17	$12,008	$12,666	$12,061
08/31/17	$12,070	$12,705	$12,130
09/30/17	$12,307	$12,967	$12,365
10/31/17	$12,523	$13,270	$12,588
11/30/17	$12,780	$13,677	$12,842
12/31/17	$12,958	$13,829	$13,027
01/31/18	$13,528	$14,621	$13,595
02/28/18	$12,969	$14,082	$13,055
03/31/18	$12,863	$13,724	$12,897
04/30/18	$12,895	$13,777	$12,967
05/31/18	$13,053	$14,108	$13,113
06/30/18	$13,022	$14,195	$13,083
07/31/18	$13,327	$14,724	$13,391
08/31/18	$13,517	$15,203	$13,587
09/30/18	$13,496	$15,290	$13,558
10/31/18	$12,505	$14,245	$12,557
11/30/18	$12,705	$14,535	$12,763
12/31/18	$11,927	$13,223	$11,976
01/31/19	$12,846	$14,282	$12,891
02/28/19	$13,167	$14,741	$13,231
03/31/19	$13,344	$15,027	$13,399
04/30/19	$13,732	$15,636	$13,787
05/31/19	$13,078	$14,642	$13,125
06/30/19	$13,853	$15,674	$13,911
07/31/19	$13,887	$15,899	$13,969
08/31/19	$13,732	$15,648	$13,792
09/30/19	$13,931	$15,940	$13,992
10/31/19	$14,230	$16,286	$14,302
11/30/19	$14,573	$16,877	$14,650
12/31/19	$14,962	$17,386	$15,052
01/31/20	$14,891	$17,379	$15,004
02/29/20	$13,997	$15,949	$14,055
03/31/20	$12,280	$13,979	$12,358
04/30/20	$13,527	$15,771	$13,617
05/31/20	$14,138	$16,522	$14,200
06/30/20	$14,573	$16,850	$14,622
07/31/20	$15,279	$17,801	$15,355
08/31/20	$16,020	$19,080	$16,113
09/30/20	$15,632	$18,355	$15,691
10/31/20	$15,303	$17,867	$15,372
11/30/20	$17,079	$19,823	$17,174
12/31/20	$17,843	$20,585	$17,952
01/31/21	$17,770	$20,377	$17,888
02/28/21	$18,112	$20,939	$18,239
03/31/21	$18,394	$21,856	$18,524
04/30/21	$19,091	$23,022	$19,243
05/31/21	$19,336	$23,183	$19,499
06/30/21	$19,605	$23,724	$19,754
07/31/21	$19,703	$24,288	$19,857
08/31/21	$19,997	$25,026	$20,265
09/30/21	$19,238	$23,863	$19,529
10/31/21	$20,082	$25,534	$20,356
11/30/21	$19,568	$25,357	$19,858
12/31/21	$20,177	$26,494	$20,486
01/31/22	$19,214	$25,123	$19,440
02/28/22	$18,778	$24,371	$19,065
03/31/22	$18,919	$25,276	$19,239
04/30/22	$17,443	$23,071	$17,760
05/31/22	$17,494	$23,114	$17,747
06/30/22	$16,172	$21,206	$16,394
07/31/22	$17,212	$23,161	$17,448
08/31/22	$16,583	$22,217	$16,857
09/30/22	$15,069	$20,170	$15,314
10/31/22	$15,787	$21,804	$16,025
11/30/22	$17,007	$23,022	$17,196
12/31/22	$16,358	$21,696	$16,623
01/31/23	$17,576	$23,059	$17,823
02/28/23	$17,048	$22,496	$17,318
03/31/23	$17,441	$23,322	$17,700
04/30/23	$17,617	$23,686	$17,868
05/31/23	$17,346	$23,789	$17,619
06/30/23	$18,239	$25,361	$18,501
07/31/23	$18,794	$26,176	$19,093
08/31/23	$18,239	$25,759	$18,528
09/30/23	$17,441	$24,531	$17,721
10/31/23	$16,832	$24,015	$17,067
11/30/23	$18,320	$26,208	$18,614
12/31/23	$19,377	$27,399	$19,711
01/31/24	$19,293	$27,859	$19,644
02/29/24	$19,938	$29,347	$20,278
03/31/24	$20,498	$30,291	$20,861
04/30/24	$19,728	$29,054	$20,098
05/31/24	$20,498	$30,494	$20,826
06/30/24	$20,750	$31,589	$21,119
07/31/24	$21,297	$31,973	$21,673
08/31/24	$21,745	$32,749	$22,140
09/30/24	$22,221	$33,448	$22,630
10/31/24	$21,591	$33,145	$22,021
11/30/24	$22,404	$35,090	$22,814
12/31/24	$21,671	$34,254	$22,094

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSDDX	11.84%	7.69%	8.04%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2045 Composite Index	12.09%	7.98%	8.25%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 2,564,285,059
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$2,564,285,059 Number of Portfolio Holdings6 Portfolio Turnover Rate13% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	35.4%
State Street Equity 500 Index II Portfolio	34.9%
State Street Small/Mid Cap Equity Index Portfolio	12.6%
SPDR Portfolio Long Term Treasury ETF	9.9%
State Street Aggregate Bond Index Portfolio	7.1%

Asset Allocation

Asset Type	%
Domestic Equity	47.5%
International Equity	35.4%
Domestic Fixed Income	17.1%
Short-Term Investments	0.2%

C000143885
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2045 Fund
Class Name	Class K
Trading Symbol	SSDEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2045 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSDEX	S&P 500 Index	State Street Target Retirement 2045 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,920	$9,700	$9,933
02/28/15	$10,358	$10,257	$10,372
03/31/15	$10,249	$10,095	$10,286
04/30/15	$10,398	$10,192	$10,444
05/31/15	$10,408	$10,323	$10,451
06/30/15	$10,189	$10,123	$10,222
07/31/15	$10,288	$10,335	$10,330
08/31/15	$9,682	$9,712	$9,714
09/30/15	$9,384	$9,471	$9,409
10/31/15	$10,000	$10,270	$10,039
11/30/15	$9,970	$10,301	$9,999
12/31/15	$9,760	$10,138	$9,804
01/31/16	$9,285	$9,635	$9,291
02/29/16	$9,254	$9,622	$9,286
03/31/16	$9,882	$10,275	$9,910
04/30/16	$10,014	$10,315	$10,038
05/31/16	$10,064	$10,500	$10,086
06/30/16	$10,115	$10,527	$10,104
07/31/16	$10,500	$10,915	$10,535
08/31/16	$10,530	$10,931	$10,570
09/30/16	$10,601	$10,933	$10,616
10/31/16	$10,338	$10,733	$10,377
11/30/16	$10,469	$11,131	$10,506
12/31/16	$10,669	$11,351	$10,706
01/31/17	$10,906	$11,566	$10,956
02/28/17	$11,194	$12,025	$11,245
03/31/17	$11,287	$12,039	$11,342
04/30/17	$11,462	$12,163	$11,512
05/31/17	$11,658	$12,334	$11,714
06/30/17	$11,740	$12,411	$11,804
07/31/17	$12,008	$12,666	$12,061
08/31/17	$12,070	$12,705	$12,130
09/30/17	$12,307	$12,967	$12,365
10/31/17	$12,523	$13,270	$12,588
11/30/17	$12,780	$13,677	$12,842
12/31/17	$12,958	$13,829	$13,027
01/31/18	$13,528	$14,621	$13,595
02/28/18	$12,969	$14,082	$13,055
03/31/18	$12,853	$13,724	$12,897
04/30/18	$12,884	$13,777	$12,967
05/31/18	$13,053	$14,108	$13,113
06/30/18	$13,022	$14,195	$13,083
07/31/18	$13,327	$14,724	$13,391
08/31/18	$13,517	$15,203	$13,587
09/30/18	$13,496	$15,290	$13,558
10/31/18	$12,505	$14,245	$12,557
11/30/18	$12,705	$14,535	$12,763
12/31/18	$11,929	$13,223	$11,976
01/31/19	$12,848	$14,282	$12,891
02/28/19	$13,169	$14,741	$13,231
03/31/19	$13,347	$15,027	$13,399
04/30/19	$13,734	$15,636	$13,787
05/31/19	$13,081	$14,642	$13,125
06/30/19	$13,856	$15,674	$13,911
07/31/19	$13,889	$15,899	$13,969
08/31/19	$13,734	$15,648	$13,792
09/30/19	$13,934	$15,940	$13,992
10/31/19	$14,233	$16,286	$14,302
11/30/19	$14,587	$16,877	$14,650
12/31/19	$14,969	$17,386	$15,052
01/31/20	$14,899	$17,379	$15,004
02/29/20	$14,004	$15,949	$14,055
03/31/20	$12,286	$13,979	$12,358
04/30/20	$13,533	$15,771	$13,617
05/31/20	$14,145	$16,522	$14,200
06/30/20	$14,581	$16,850	$14,622
07/31/20	$15,287	$17,801	$15,355
08/31/20	$16,028	$19,080	$16,113
09/30/20	$15,628	$18,355	$15,691
10/31/20	$15,310	$17,867	$15,372
11/30/20	$17,076	$19,823	$17,174
12/31/20	$17,855	$20,585	$17,952
01/31/21	$17,782	$20,377	$17,888
02/28/21	$18,124	$20,939	$18,239
03/31/21	$18,418	$21,856	$18,524
04/30/21	$19,129	$23,022	$19,243
05/31/21	$19,361	$23,183	$19,499
06/30/21	$19,631	$23,724	$19,754
07/31/21	$19,729	$24,288	$19,857
08/31/21	$20,133	$25,026	$20,265
09/30/21	$19,374	$23,863	$19,529
10/31/21	$20,219	$25,534	$20,356
11/30/21	$19,704	$25,357	$19,858
12/31/21	$20,325	$26,494	$20,486
01/31/22	$19,360	$25,123	$19,440
02/28/22	$18,922	$24,371	$19,065
03/31/22	$19,076	$25,276	$19,239
04/30/22	$17,583	$23,071	$17,760
05/31/22	$17,635	$23,114	$17,747
06/30/22	$16,296	$21,206	$16,394
07/31/22	$17,364	$23,161	$17,448
08/31/22	$16,734	$22,217	$16,857
09/30/22	$15,202	$20,170	$15,314
10/31/22	$15,936	$21,804	$16,025
11/30/22	$17,146	$23,022	$17,196
12/31/22	$16,515	$21,696	$16,623
01/31/23	$17,737	$23,059	$17,823
02/28/23	$17,207	$22,496	$17,318
03/31/23	$17,601	$23,322	$17,700
04/30/23	$17,778	$23,686	$17,868
05/31/23	$17,520	$23,789	$17,619
06/30/23	$18,402	$25,361	$18,501
07/31/23	$18,986	$26,176	$19,093
08/31/23	$18,416	$25,759	$18,528
09/30/23	$17,615	$24,531	$17,721
10/31/23	$16,990	$24,015	$17,067
11/30/23	$18,511	$26,208	$18,614
12/31/23	$19,579	$27,399	$19,711
01/31/24	$19,495	$27,859	$19,644
02/29/24	$20,156	$29,347	$20,278
03/31/24	$20,719	$30,291	$20,861
04/30/24	$19,931	$29,054	$20,098
05/31/24	$20,733	$30,494	$20,826
06/30/24	$20,987	$31,589	$21,119
07/31/24	$21,536	$31,973	$21,673
08/31/24	$21,986	$32,749	$22,140
09/30/24	$22,465	$33,448	$22,630
10/31/24	$21,845	$33,145	$22,021
11/30/24	$22,662	$35,090	$22,814
12/31/24	$21,929	$34,254	$22,094

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSDEX	12.00%	7.94%	8.17%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2045 Composite Index	12.09%	7.98%	8.25%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 2,564,285,059
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$2,564,285,059 Number of Portfolio Holdings6 Portfolio Turnover Rate13% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	35.4%
State Street Equity 500 Index II Portfolio	34.9%
State Street Small/Mid Cap Equity Index Portfolio	12.6%
SPDR Portfolio Long Term Treasury ETF	9.9%
State Street Aggregate Bond Index Portfolio	7.1%

Asset Allocation

Asset Type	%
Domestic Equity	47.5%
International Equity	35.4%
Domestic Fixed Income	17.1%
Short-Term Investments	0.2%

C000232290
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2050 Fund
Class Name	Class R3
Trading Symbol	SSAUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSAUX	S&P 500 Index	State Street Target Retirement 2050 Composite Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,916	$9,700	$9,933
2/28/2015	$10,330	$10,257	$10,372
3/31/2015	$10,216	$10,095	$10,286
4/30/2015	$10,351	$10,192	$10,444
5/31/2015	$10,366	$10,323	$10,451
6/30/2015	$10,144	$10,123	$10,222
7/31/2015	$10,239	$10,335	$10,330
8/31/2015	$9,620	$9,712	$9,714
9/30/2015	$9,329	$9,471	$9,409
10/31/2015	$9,938	$10,270	$10,039
11/30/2015	$9,905	$10,301	$9,999
12/31/2015	$9,680	$10,138	$9,804
1/31/2016	$9,213	$9,635	$9,291
2/29/2016	$9,179	$9,622	$9,286
3/31/2016	$9,789	$10,275	$9,910
4/30/2016	$9,916	$10,315	$10,038
5/31/2016	$9,962	$10,500	$10,086
6/30/2016	$10,008	$10,527	$10,104
7/31/2016	$10,386	$10,915	$10,535
8/31/2016	$10,411	$10,931	$10,570
9/30/2016	$10,477	$10,933	$10,616
10/31/2016	$10,212	$10,733	$10,377
11/30/2016	$10,338	$11,131	$10,506
12/31/2016	$10,533	$11,351	$10,706
1/31/2017	$10,763	$11,566	$10,956
2/28/2017	$11,044	$12,025	$11,245
3/31/2017	$11,131	$12,039	$11,342
4/30/2017	$11,289	$12,163	$11,512
5/31/2017	$11,488	$12,334	$11,714
6/30/2017	$11,565	$12,411	$11,804
7/31/2017	$11,814	$12,666	$12,061
8/31/2017	$11,880	$12,705	$12,130
9/30/2017	$12,099	$12,967	$12,365
10/31/2017	$12,317	$13,270	$12,588
11/30/2017	$12,566	$13,677	$12,842
12/31/2017	$12,726	$13,829	$13,027
1/31/2018	$13,281	$14,621	$13,595
2/28/2018	$12,715	$14,082	$13,055
3/31/2018	$12,606	$13,724	$12,897
4/30/2018	$12,632	$13,777	$12,968
5/31/2018	$12,782	$14,108	$13,114
6/30/2018	$12,756	$14,195	$13,084
7/31/2018	$13,051	$14,724	$13,393
8/31/2018	$13,232	$15,203	$13,590
9/30/2018	$13,206	$15,290	$13,561
10/31/2018	$12,217	$14,245	$12,552
11/30/2018	$12,419	$14,535	$12,758
12/31/2018	$11,633	$13,223	$11,962
1/31/2019	$12,541	$14,282	$12,886
2/28/2019	$12,851	$14,741	$13,230
3/31/2019	$13,020	$15,027	$13,396
4/30/2019	$13,394	$15,636	$13,790
5/31/2019	$12,737	$14,642	$13,114
6/30/2019	$13,491	$15,674	$13,908
7/31/2019	$13,529	$15,899	$13,967
8/31/2019	$13,361	$15,648	$13,776
9/30/2019	$13,550	$15,940	$13,981
10/31/2019	$13,848	$16,286	$14,296
11/30/2019	$14,189	$16,877	$14,651
12/31/2019	$14,563	$17,386	$15,061
1/31/2020	$14,476	$17,379	$15,004
2/29/2020	$13,581	$15,949	$14,025
3/31/2020	$11,855	$13,979	$12,280
4/30/2020	$13,085	$15,771	$13,560
5/31/2020	$13,679	$16,522	$14,158
6/30/2020	$14,112	$16,850	$14,588
7/31/2020	$14,809	$17,801	$15,333
8/31/2020	$15,540	$19,080	$16,117
9/30/2020	$15,142	$18,355	$15,685
10/31/2020	$14,813	$17,867	$15,363
11/30/2020	$16,591	$19,823	$17,228
12/31/2020	$17,354	$20,585	$18,036
1/31/2021	$17,287	$20,377	$17,982
2/28/2021	$17,651	$20,939	$18,362
3/31/2021	$17,931	$21,856	$18,660
4/30/2021	$18,629	$23,022	$19,403
5/31/2021	$18,860	$23,183	$19,666
6/30/2021	$19,115	$23,724	$19,928
7/31/2021	$19,191	$24,288	$20,016
8/31/2021	$19,589	$25,026	$20,444
9/30/2021	$18,817	$23,863	$19,682
10/31/2021	$19,668	$25,534	$20,548
11/30/2021	$19,123	$25,357	$20,009
12/31/2021	$19,749	$26,494	$20,663
1/31/2022	$18,764	$25,123	$19,569
2/28/2022	$18,323	$24,371	$19,191
3/31/2022	$18,486	$25,276	$19,395
4/30/2022	$17,009	$23,071	$17,865
5/31/2022	$17,047	$23,114	$17,842
6/30/2022	$15,695	$21,206	$16,424
7/31/2022	$16,746	$23,161	$17,517
8/31/2022	$16,120	$22,217	$16,925
9/30/2022	$14,606	$20,170	$15,335
10/31/2022	$15,344	$21,804	$16,101
11/30/2022	$16,546	$23,022	$17,300
12/31/2022	$15,887	$21,696	$16,697
1/31/2023	$17,110	$23,059	$17,954
2/28/2023	$16,597	$22,496	$17,447
3/31/2023	$16,952	$23,322	$17,807
4/30/2023	$17,110	$23,686	$17,970
5/31/2023	$16,847	$23,789	$17,718
6/30/2023	$17,754	$25,361	$18,665
7/31/2023	$18,333	$26,176	$19,308
8/31/2023	$17,754	$25,759	$18,706
9/30/2023	$16,965	$24,531	$17,876
10/31/2023	$16,334	$24,015	$17,186
11/30/2023	$17,820	$26,208	$18,790
12/31/2023	$18,881	$27,399	$19,932
1/31/2024	$18,773	$27,859	$19,853
2/29/2024	$19,462	$29,347	$20,553
3/31/2024	$20,016	$30,291	$21,166
4/30/2024	$19,246	$29,054	$20,375
5/31/2024	$20,016	$30,494	$21,131
6/30/2024	$20,245	$31,589	$21,421
7/31/2024	$20,786	$31,973	$22,001
8/31/2024	$21,218	$32,749	$22,477
9/30/2024	$21,677	$33,448	$22,983
10/31/2024	$21,069	$33,145	$22,371
11/30/2024	$21,907	$35,090	$23,230
12/31/2024	$21,143	$34,254	$22,462

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSAUX	11.98%	7.74%	7.77%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2050 Composite Index	12.69%	8.32%	8.43%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 2,181,707,150
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$2,181,707,150 Number of Portfolio Holdings6 Portfolio Turnover Rate13% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	37.6%
State Street Equity 500 Index II Portfolio	35.5%
State Street Small/Mid Cap Equity Index Portfolio	14.9%
SPDR Portfolio Long Term Treasury ETF	9.9%
State Street Aggregate Bond Index Portfolio	2.0%

Asset Allocation

Asset Type	%
Domestic Equity	50.4%
International Equity	37.5%
Domestic Fixed Income	12.0%
Short-Term Investments	0.3%

C000143828
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2050 Fund
Class Name	Class I
Trading Symbol	SSDJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSDJX	S&P 500 Index	State Street Target Retirement 2050 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,920	$9,700	$9,933
02/28/15	$10,338	$10,257	$10,372
03/31/15	$10,229	$10,095	$10,286
04/30/15	$10,378	$10,192	$10,444
05/31/15	$10,398	$10,323	$10,451
06/30/15	$10,169	$10,123	$10,222
07/31/15	$10,278	$10,335	$10,330
08/31/15	$9,662	$9,712	$9,714
09/30/15	$9,364	$9,471	$9,409
10/31/15	$9,980	$10,270	$10,039
11/30/15	$9,950	$10,301	$9,999
12/31/15	$9,739	$10,138	$9,804
01/31/16	$9,263	$9,635	$9,291
02/29/16	$9,233	$9,622	$9,286
03/31/16	$9,850	$10,275	$9,910
04/30/16	$9,992	$10,315	$10,038
05/31/16	$10,033	$10,500	$10,086
06/30/16	$10,083	$10,527	$10,104
07/31/16	$10,478	$10,915	$10,535
08/31/16	$10,508	$10,931	$10,570
09/30/16	$10,579	$10,933	$10,616
10/31/16	$10,316	$10,733	$10,377
11/30/16	$10,448	$11,131	$10,506
12/31/16	$10,649	$11,351	$10,706
01/31/17	$10,875	$11,566	$10,956
02/28/17	$11,164	$12,025	$11,245
03/31/17	$11,256	$12,039	$11,342
04/30/17	$11,421	$12,163	$11,512
05/31/17	$11,627	$12,334	$11,714
06/30/17	$11,710	$12,411	$11,804
07/31/17	$11,967	$12,666	$12,061
08/31/17	$12,029	$12,705	$12,130
09/30/17	$12,266	$12,967	$12,365
10/31/17	$12,492	$13,270	$12,588
11/30/17	$12,750	$13,677	$12,842
12/31/17	$12,917	$13,829	$13,027
01/31/18	$13,487	$14,621	$13,595
02/28/18	$12,928	$14,082	$13,055
03/31/18	$12,812	$13,724	$12,897
04/30/18	$12,843	$13,777	$12,968
05/31/18	$13,002	$14,108	$13,114
06/30/18	$12,981	$14,195	$13,084
07/31/18	$13,287	$14,724	$13,393
08/31/18	$13,477	$15,203	$13,590
09/30/18	$13,455	$15,290	$13,561
10/31/18	$12,453	$14,245	$12,552
11/30/18	$12,653	$14,535	$12,758
12/31/18	$11,866	$13,223	$11,962
01/31/19	$12,786	$14,282	$12,886
02/28/19	$13,119	$14,741	$13,230
03/31/19	$13,285	$15,027	$13,396
04/30/19	$13,673	$15,636	$13,790
05/31/19	$13,019	$14,642	$13,114
06/30/19	$13,795	$15,674	$13,908
07/31/19	$13,828	$15,899	$13,967
08/31/19	$13,662	$15,648	$13,776
09/30/19	$13,862	$15,940	$13,981
10/31/19	$14,172	$16,286	$14,296
11/30/19	$14,527	$16,877	$14,651
12/31/19	$14,922	$17,386	$15,061
01/31/20	$14,839	$17,379	$15,004
02/29/20	$13,927	$15,949	$14,025
03/31/20	$12,163	$13,979	$12,280
04/30/20	$13,430	$15,771	$13,560
05/31/20	$14,046	$16,522	$14,158
06/30/20	$14,484	$16,850	$14,588
07/31/20	$15,207	$17,801	$15,333
08/31/20	$15,976	$19,080	$16,117
09/30/20	$15,562	$18,355	$15,685
10/31/20	$15,242	$17,867	$15,363
11/30/20	$17,066	$19,823	$17,228
12/31/20	$17,857	$20,585	$18,036
01/31/21	$17,795	$20,377	$17,982
02/28/21	$18,165	$20,939	$18,362
03/31/21	$18,473	$21,856	$18,660
04/30/21	$19,189	$23,022	$19,403
05/31/21	$19,435	$23,183	$19,666
06/30/21	$19,707	$23,724	$19,928
07/31/21	$19,793	$24,288	$20,016
08/31/21	$20,052	$25,026	$20,444
09/30/21	$19,263	$23,863	$19,682
10/31/21	$20,126	$25,534	$20,548
11/30/21	$19,583	$25,357	$20,009
12/31/21	$20,200	$26,494	$20,663
01/31/22	$19,204	$25,123	$19,569
02/28/22	$18,764	$24,371	$19,191
03/31/22	$18,933	$25,276	$19,395
04/30/22	$17,419	$23,071	$17,865
05/31/22	$17,458	$23,114	$17,842
06/30/22	$16,087	$21,206	$16,424
07/31/22	$17,161	$23,161	$17,517
08/31/22	$16,540	$22,217	$16,925
09/30/22	$14,988	$20,170	$15,335
10/31/22	$15,751	$21,804	$16,101
11/30/22	$16,980	$23,022	$17,300
12/31/22	$16,323	$21,696	$16,697
01/31/23	$17,579	$23,059	$17,954
02/28/23	$17,047	$22,496	$17,447
03/31/23	$17,415	$23,322	$17,807
04/30/23	$17,579	$23,686	$17,970
05/31/23	$17,320	$23,789	$17,718
06/30/23	$18,261	$25,361	$18,665
07/31/23	$18,875	$26,176	$19,308
08/31/23	$18,275	$25,759	$18,706
09/30/23	$17,470	$24,531	$17,876
10/31/23	$16,815	$24,015	$17,186
11/30/23	$18,357	$26,208	$18,790
12/31/23	$19,450	$27,399	$19,932
01/31/24	$19,352	$27,859	$19,853
02/29/24	$20,056	$29,347	$20,553
03/31/24	$20,633	$30,291	$21,166
04/30/24	$19,845	$29,054	$20,375
05/31/24	$20,647	$30,494	$21,131
06/30/24	$20,900	$31,589	$21,421
07/31/24	$21,449	$31,973	$22,001
08/31/24	$21,913	$32,749	$22,477
09/30/24	$22,392	$33,448	$22,983
10/31/24	$21,773	$33,145	$22,371
11/30/24	$22,631	$35,090	$23,230
12/31/24	$21,859	$34,254	$22,462

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSDJX	12.38%	7.93%	8.13%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2050 Composite Index	12.69%	8.32%	8.43%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 2,181,707,150
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$2,181,707,150 Number of Portfolio Holdings6 Portfolio Turnover Rate13% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	37.6%
State Street Equity 500 Index II Portfolio	35.5%
State Street Small/Mid Cap Equity Index Portfolio	14.9%
SPDR Portfolio Long Term Treasury ETF	9.9%
State Street Aggregate Bond Index Portfolio	2.0%

Asset Allocation

Asset Type	%
Domestic Equity	50.4%
International Equity	37.5%
Domestic Fixed Income	12.0%
Short-Term Investments	0.3%

C000143829
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2050 Fund
Class Name	Class K
Trading Symbol	SSDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2050 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSDLX	S&P 500 Index	State Street Target Retirement 2050 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,920	$9,700	$9,933
02/28/15	$10,338	$10,257	$10,372
03/31/15	$10,229	$10,095	$10,286
04/30/15	$10,368	$10,192	$10,444
05/31/15	$10,388	$10,323	$10,451
06/30/15	$10,169	$10,123	$10,222
07/31/15	$10,268	$10,335	$10,330
08/31/15	$9,652	$9,712	$9,714
09/30/15	$9,364	$9,471	$9,409
10/31/15	$9,980	$10,270	$10,039
11/30/15	$9,950	$10,301	$9,999
12/31/15	$9,729	$10,138	$9,804
01/31/16	$9,263	$9,635	$9,291
02/29/16	$9,233	$9,622	$9,286
03/31/16	$9,850	$10,275	$9,910
04/30/16	$9,982	$10,315	$10,038
05/31/16	$10,033	$10,500	$10,086
06/30/16	$10,083	$10,527	$10,104
07/31/16	$10,468	$10,915	$10,535
08/31/16	$10,498	$10,931	$10,570
09/30/16	$10,569	$10,933	$10,616
10/31/16	$10,306	$10,733	$10,377
11/30/16	$10,438	$11,131	$10,506
12/31/16	$10,639	$11,351	$10,706
01/31/17	$10,875	$11,566	$10,956
02/28/17	$11,164	$12,025	$11,245
03/31/17	$11,256	$12,039	$11,342
04/30/17	$11,421	$12,163	$11,512
05/31/17	$11,627	$12,334	$11,714
06/30/17	$11,710	$12,411	$11,804
07/31/17	$11,967	$12,666	$12,061
08/31/17	$12,039	$12,705	$12,130
09/30/17	$12,266	$12,967	$12,365
10/31/17	$12,492	$13,270	$12,588
11/30/17	$12,750	$13,677	$12,842
12/31/17	$12,917	$13,829	$13,027
01/31/18	$13,487	$14,621	$13,595
02/28/18	$12,917	$14,082	$13,055
03/31/18	$12,812	$13,724	$12,897
04/30/18	$12,843	$13,777	$12,968
05/31/18	$13,002	$14,108	$13,114
06/30/18	$12,981	$14,195	$13,084
07/31/18	$13,287	$14,724	$13,393
08/31/18	$13,477	$15,203	$13,590
09/30/18	$13,455	$15,290	$13,561
10/31/18	$12,453	$14,245	$12,552
11/30/18	$12,664	$14,535	$12,758
12/31/18	$11,867	$13,223	$11,962
01/31/19	$12,799	$14,282	$12,886
02/28/19	$13,121	$14,741	$13,230
03/31/19	$13,298	$15,027	$13,396
04/30/19	$13,686	$15,636	$13,790
05/31/19	$13,021	$14,642	$13,114
06/30/19	$13,797	$15,674	$13,908
07/31/19	$13,842	$15,899	$13,967
08/31/19	$13,675	$15,648	$13,776
09/30/19	$13,875	$15,940	$13,981
10/31/19	$14,185	$16,286	$14,296
11/30/19	$14,540	$16,877	$14,651
12/31/19	$14,931	$17,386	$15,061
01/31/20	$14,848	$17,379	$15,004
02/29/20	$13,935	$15,949	$14,025
03/31/20	$12,170	$13,979	$12,280
04/30/20	$13,437	$15,771	$13,560
05/31/20	$14,054	$16,522	$14,158
06/30/20	$14,504	$16,850	$14,588
07/31/20	$15,227	$17,801	$15,333
08/31/20	$15,985	$19,080	$16,117
09/30/20	$15,582	$18,355	$15,685
10/31/20	$15,250	$17,867	$15,363
11/30/20	$17,087	$19,823	$17,228
12/31/20	$17,881	$20,585	$18,036
01/31/21	$17,820	$20,377	$17,982
02/28/21	$18,202	$20,939	$18,362
03/31/21	$18,498	$21,856	$18,660
04/30/21	$19,226	$23,022	$19,403
05/31/21	$19,473	$23,183	$19,666
06/30/21	$19,745	$23,724	$19,928
07/31/21	$19,831	$24,288	$20,016
08/31/21	$20,251	$25,026	$20,444
09/30/21	$19,461	$23,863	$19,682
10/31/21	$20,349	$25,534	$20,548
11/30/21	$19,794	$25,357	$20,009
12/31/21	$20,451	$26,494	$20,663
01/31/22	$19,439	$25,123	$19,569
02/28/22	$18,999	$24,371	$19,191
03/31/22	$19,167	$25,276	$19,395
04/30/22	$17,637	$23,071	$17,865
05/31/22	$17,689	$23,114	$17,842
06/30/22	$16,288	$21,206	$16,424
07/31/22	$17,390	$23,161	$17,517
08/31/22	$16,755	$22,217	$16,925
09/30/22	$15,186	$20,170	$15,335
10/31/22	$15,964	$21,804	$16,101
11/30/22	$17,209	$23,022	$17,300
12/31/22	$16,546	$21,696	$16,697
01/31/23	$17,819	$23,059	$17,954
02/28/23	$17,285	$22,496	$17,447
03/31/23	$17,669	$23,322	$17,807
04/30/23	$17,833	$23,686	$17,970
05/31/23	$17,559	$23,789	$17,718
06/30/23	$18,518	$25,361	$18,665
07/31/23	$19,148	$26,176	$19,308
08/31/23	$18,545	$25,759	$18,706
09/30/23	$17,723	$24,531	$17,876
10/31/23	$17,066	$24,015	$17,186
11/30/23	$18,627	$26,208	$18,790
12/31/23	$19,749	$27,399	$19,932
01/31/24	$19,650	$27,859	$19,853
02/29/24	$20,371	$29,347	$20,553
03/31/24	$20,964	$30,291	$21,166
04/30/24	$20,159	$29,054	$20,375
05/31/24	$20,979	$30,494	$21,131
06/30/24	$21,233	$31,589	$21,421
07/31/24	$21,798	$31,973	$22,001
08/31/24	$22,265	$32,749	$22,477
09/30/24	$22,760	$33,448	$22,983
10/31/24	$22,124	$33,145	$22,371
11/30/24	$23,014	$35,090	$23,230
12/31/24	$22,229	$34,254	$22,462

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSDLX	12.56%	8.28%	8.32%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2050 Composite Index	12.69%	8.32%	8.43%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 2,181,707,150
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$2,181,707,150 Number of Portfolio Holdings6 Portfolio Turnover Rate13% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	37.6%
State Street Equity 500 Index II Portfolio	35.5%
State Street Small/Mid Cap Equity Index Portfolio	14.9%
SPDR Portfolio Long Term Treasury ETF	9.9%
State Street Aggregate Bond Index Portfolio	2.0%

Asset Allocation

Asset Type	%
Domestic Equity	50.4%
International Equity	37.5%
Domestic Fixed Income	12.0%
Short-Term Investments	0.3%

C000232291
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2055 Fund
Class Name	Class R3
Trading Symbol	SSAWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSAWX	S&P 500 Index	State Street Target Retirement 2055 Composite Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,916	$9,700	$9,933
2/28/2015	$10,330	$10,257	$10,372
3/31/2015	$10,216	$10,095	$10,286
4/30/2015	$10,351	$10,192	$10,444
5/31/2015	$10,366	$10,323	$10,451
6/30/2015	$10,144	$10,123	$10,222
7/31/2015	$10,239	$10,335	$10,330
8/31/2015	$9,620	$9,712	$9,714
9/30/2015	$9,329	$9,471	$9,409
10/31/2015	$9,929	$10,270	$10,039
11/30/2015	$9,905	$10,301	$9,999
12/31/2015	$9,676	$10,138	$9,804
1/31/2016	$9,208	$9,635	$9,291
2/29/2016	$9,174	$9,622	$9,286
3/31/2016	$9,785	$10,275	$9,910
4/30/2016	$9,912	$10,315	$10,038
5/31/2016	$9,958	$10,500	$10,086
6/30/2016	$10,005	$10,527	$10,104
7/31/2016	$10,393	$10,915	$10,535
8/31/2016	$10,419	$10,931	$10,570
9/30/2016	$10,475	$10,933	$10,616
10/31/2016	$10,219	$10,733	$10,377
11/30/2016	$10,336	$11,131	$10,506
12/31/2016	$10,527	$11,351	$10,706
1/31/2017	$10,768	$11,566	$10,956
2/28/2017	$11,050	$12,025	$11,245
3/31/2017	$11,137	$12,039	$11,342
4/30/2017	$11,295	$12,163	$11,512
5/31/2017	$11,484	$12,334	$11,714
6/30/2017	$11,571	$12,411	$11,804
7/31/2017	$11,821	$12,666	$12,061
8/31/2017	$11,877	$12,705	$12,130
9/30/2017	$12,106	$12,967	$12,365
10/31/2017	$12,314	$13,270	$12,588
11/30/2017	$12,563	$13,677	$12,842
12/31/2017	$12,730	$13,829	$13,027
1/31/2018	$13,287	$14,621	$13,595
2/28/2018	$12,741	$14,082	$13,055
3/31/2018	$12,621	$13,724	$12,897
4/30/2018	$12,657	$13,777	$12,968
5/31/2018	$12,808	$14,108	$13,114
6/30/2018	$12,782	$14,195	$13,084
7/31/2018	$13,077	$14,724	$13,393
8/31/2018	$13,258	$15,203	$13,590
9/30/2018	$13,222	$15,290	$13,561
10/31/2018	$12,242	$14,245	$12,552
11/30/2018	$12,434	$14,535	$12,758
12/31/2018	$11,661	$13,223	$11,962
1/31/2019	$12,562	$14,282	$12,886
2/28/2019	$12,874	$14,741	$13,230
3/31/2019	$13,043	$15,027	$13,396
4/30/2019	$13,419	$15,636	$13,790
5/31/2019	$12,759	$14,642	$13,114
6/30/2019	$13,516	$15,674	$13,908
7/31/2019	$13,543	$15,899	$13,967
8/31/2019	$13,385	$15,648	$13,776
9/30/2019	$13,576	$15,940	$13,981
10/31/2019	$13,864	$16,286	$14,296
11/30/2019	$14,206	$16,877	$14,651
12/31/2019	$14,585	$17,386	$15,061
1/31/2020	$14,498	$17,379	$15,004
2/29/2020	$13,606	$15,949	$14,025
3/31/2020	$11,874	$13,979	$12,280
4/30/2020	$13,100	$15,771	$13,560
5/31/2020	$13,692	$16,522	$14,158
6/30/2020	$14,123	$16,850	$14,588
7/31/2020	$14,818	$17,801	$15,333
8/31/2020	$15,547	$19,080	$16,117
9/30/2020	$15,150	$18,355	$15,685
10/31/2020	$14,822	$17,867	$15,363
11/30/2020	$16,594	$19,823	$17,228
12/31/2020	$17,364	$20,585	$18,036
1/31/2021	$17,298	$20,377	$17,982
2/28/2021	$17,657	$20,939	$18,362
3/31/2021	$17,932	$21,856	$18,660
4/30/2021	$18,633	$23,022	$19,403
5/31/2021	$18,861	$23,183	$19,666
6/30/2021	$19,124	$23,724	$19,928
7/31/2021	$19,198	$24,288	$20,016
8/31/2021	$19,590	$25,026	$20,444
9/30/2021	$18,817	$23,863	$19,682
10/31/2021	$19,668	$25,534	$20,548
11/30/2021	$19,119	$25,357	$20,009
12/31/2021	$19,749	$26,494	$20,663
1/31/2022	$18,769	$25,123	$19,569
2/28/2022	$18,321	$24,371	$19,191
3/31/2022	$18,480	$25,276	$19,395
4/30/2022	$17,006	$23,071	$17,865
5/31/2022	$17,043	$23,114	$17,842
6/30/2022	$15,691	$21,206	$16,424
7/31/2022	$16,735	$23,161	$17,517
8/31/2022	$16,121	$22,217	$16,925
9/30/2022	$14,597	$20,170	$15,335
10/31/2022	$15,347	$21,804	$16,101
11/30/2022	$16,539	$23,022	$17,300
12/31/2022	$15,897	$21,696	$16,697
1/31/2023	$17,118	$23,059	$17,954
2/28/2023	$16,604	$22,496	$17,447
3/31/2023	$16,951	$23,322	$17,807
4/30/2023	$17,105	$23,686	$17,970
5/31/2023	$16,848	$23,789	$17,718
6/30/2023	$17,761	$25,361	$18,668
7/31/2023	$18,352	$26,176	$19,316
8/31/2023	$17,761	$25,759	$18,710
9/30/2023	$16,964	$24,531	$17,878
10/31/2023	$16,334	$24,015	$17,183
11/30/2023	$17,825	$26,208	$18,795
12/31/2023	$18,892	$27,399	$19,942
1/31/2024	$18,787	$27,859	$19,861
2/29/2024	$19,472	$29,347	$20,572
3/31/2024	$20,039	$30,291	$21,191
4/30/2024	$19,262	$29,054	$20,393
5/31/2024	$20,039	$30,494	$21,155
6/30/2024	$20,263	$31,589	$21,443
7/31/2024	$20,804	$31,973	$22,030
8/31/2024	$21,239	$32,749	$22,506
9/30/2024	$21,714	$33,448	$23,016
10/31/2024	$21,094	$33,145	$22,405
11/30/2024	$21,951	$35,090	$23,286
12/31/2024	$21,188	$34,254	$22,503

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSAWX	12.15%	7.75%	7.80%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2055 Composite Index	12.84%	8.36%	8.45%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 1,625,795,092
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$1,625,795,092 Number of Portfolio Holdings5 Portfolio Turnover Rate13% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.4%
State Street Equity 500 Index II Portfolio	35.6%
State Street Small/Mid Cap Equity Index Portfolio	15.9%
SPDR Portfolio Long Term Treasury ETF	9.9%

Asset Allocation

Asset Type	%
Domestic Equity	51.5%
International Equity	38.4%
Domestic Fixed Income	10.0%
Short-Term Investments	0.2%

C000143832
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2055 Fund
Class Name	Class I
Trading Symbol	SSDOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.25%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSDOX	S&P 500 Index	State Street Target Retirement 2055 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,920	$9,700	$9,933
02/28/15	$10,338	$10,257	$10,372
03/31/15	$10,219	$10,095	$10,286
04/30/15	$10,378	$10,192	$10,444
05/31/15	$10,388	$10,323	$10,451
06/30/15	$10,169	$10,123	$10,222
07/31/15	$10,268	$10,335	$10,330
08/31/15	$9,662	$9,712	$9,714
09/30/15	$9,364	$9,471	$9,409
10/31/15	$9,980	$10,270	$10,039
11/30/15	$9,950	$10,301	$9,999
12/31/15	$9,735	$10,138	$9,804
01/31/16	$9,269	$9,635	$9,291
02/29/16	$9,238	$9,622	$9,286
03/31/16	$9,857	$10,275	$9,910
04/30/16	$9,989	$10,315	$10,038
05/31/16	$10,039	$10,500	$10,086
06/30/16	$10,090	$10,527	$10,104
07/31/16	$10,485	$10,915	$10,535
08/31/16	$10,516	$10,931	$10,570
09/30/16	$10,577	$10,933	$10,616
10/31/16	$10,323	$10,733	$10,377
11/30/16	$10,445	$11,131	$10,506
12/31/16	$10,643	$11,351	$10,706
01/31/17	$10,891	$11,566	$10,956
02/28/17	$11,179	$12,025	$11,245
03/31/17	$11,272	$12,039	$11,342
04/30/17	$11,437	$12,163	$11,512
05/31/17	$11,633	$12,334	$11,714
06/30/17	$11,726	$12,411	$11,804
07/31/17	$11,984	$12,666	$12,061
08/31/17	$12,046	$12,705	$12,130
09/30/17	$12,283	$12,967	$12,365
10/31/17	$12,510	$13,270	$12,588
11/30/17	$12,768	$13,677	$12,842
12/31/17	$12,942	$13,829	$13,027
01/31/18	$13,513	$14,621	$13,595
02/28/18	$12,963	$14,082	$13,055
03/31/18	$12,847	$13,724	$12,897
04/30/18	$12,889	$13,777	$12,968
05/31/18	$13,048	$14,108	$13,114
06/30/18	$13,027	$14,195	$13,084
07/31/18	$13,333	$14,724	$13,393
08/31/18	$13,523	$15,203	$13,590
09/30/18	$13,502	$15,290	$13,561
10/31/18	$12,498	$14,245	$12,552
11/30/18	$12,699	$14,535	$12,758
12/31/18	$11,916	$13,223	$11,962
01/31/19	$12,841	$14,282	$12,886
02/28/19	$13,164	$14,741	$13,230
03/31/19	$13,342	$15,027	$13,396
04/30/19	$13,732	$15,636	$13,790
05/31/19	$13,063	$14,642	$13,114
06/30/19	$13,843	$15,674	$13,908
07/31/19	$13,888	$15,899	$13,967
08/31/19	$13,720	$15,648	$13,776
09/30/19	$13,921	$15,940	$13,981
10/31/19	$14,222	$16,286	$14,296
11/30/19	$14,578	$16,877	$14,651
12/31/19	$14,973	$17,386	$15,061
01/31/20	$14,890	$17,379	$15,004
02/29/20	$13,981	$15,949	$14,025
03/31/20	$12,210	$13,979	$12,280
04/30/20	$13,473	$15,771	$13,560
05/31/20	$14,087	$16,522	$14,158
06/30/20	$14,536	$16,850	$14,588
07/31/20	$15,256	$17,801	$15,333
08/31/20	$16,024	$19,080	$16,117
09/30/20	$15,610	$18,355	$15,685
10/31/20	$15,280	$17,867	$15,363
11/30/20	$17,110	$19,823	$17,228
12/31/20	$17,907	$20,585	$18,036
01/31/21	$17,846	$20,377	$17,982
02/28/21	$18,211	$20,939	$18,362
03/31/21	$18,516	$21,856	$18,660
04/30/21	$19,233	$23,022	$19,403
05/31/21	$19,477	$23,183	$19,666
06/30/21	$19,756	$23,724	$19,928
07/31/21	$19,842	$24,288	$20,016
08/31/21	$20,133	$25,026	$20,444
09/30/21	$19,343	$23,863	$19,682
10/31/21	$20,231	$25,534	$20,548
11/30/21	$19,671	$25,357	$20,009
12/31/21	$20,293	$26,494	$20,663
01/31/22	$19,302	$25,123	$19,569
02/28/22	$18,845	$24,371	$19,191
03/31/22	$19,023	$25,276	$19,395
04/30/22	$17,499	$23,071	$17,865
05/31/22	$17,550	$23,114	$17,842
06/30/22	$16,166	$21,206	$16,424
07/31/22	$17,245	$23,161	$17,517
08/31/22	$16,610	$22,217	$16,925
09/30/22	$15,061	$20,170	$15,335
10/31/22	$15,836	$21,804	$16,101
11/30/22	$17,067	$23,022	$17,300
12/31/22	$16,390	$21,696	$16,697
01/31/23	$17,657	$23,059	$17,954
02/28/23	$17,137	$22,496	$17,447
03/31/23	$17,497	$23,322	$17,807
04/30/23	$17,657	$23,686	$17,970
05/31/23	$17,391	$23,789	$17,718
06/30/23	$18,351	$25,361	$18,668
07/31/23	$18,964	$26,176	$19,316
08/31/23	$18,364	$25,759	$18,710
09/30/23	$17,551	$24,531	$17,878
10/31/23	$16,897	$24,015	$17,183
11/30/23	$18,444	$26,208	$18,795
12/31/23	$19,558	$27,399	$19,942
01/31/24	$19,448	$27,859	$19,861
02/29/24	$20,176	$29,347	$20,572
03/31/24	$20,753	$30,291	$21,191
04/30/24	$19,942	$29,054	$20,393
05/31/24	$20,767	$30,494	$21,155
06/30/24	$21,014	$31,589	$21,443
07/31/24	$21,563	$31,973	$22,030
08/31/24	$22,030	$32,749	$22,506
09/30/24	$22,511	$33,448	$23,016
10/31/24	$21,893	$33,145	$22,405
11/30/24	$22,785	$35,090	$23,286
12/31/24	$21,983	$34,254	$22,503

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSDOX	12.40%	7.98%	8.20%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2055 Composite Index	12.84%	8.36%	8.45%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 1,625,795,092
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$1,625,795,092 Number of Portfolio Holdings5 Portfolio Turnover Rate13% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.4%
State Street Equity 500 Index II Portfolio	35.6%
State Street Small/Mid Cap Equity Index Portfolio	15.9%
SPDR Portfolio Long Term Treasury ETF	9.9%

Asset Allocation

Asset Type	%
Domestic Equity	51.5%
International Equity	38.4%
Domestic Fixed Income	10.0%
Short-Term Investments	0.2%

C000143833
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2055 Fund
Class Name	Class K
Trading Symbol	SSDQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2055 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSDQX	S&P 500 Index	State Street Target Retirement 2055 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,920	$9,700	$9,933
02/28/15	$10,338	$10,257	$10,372
03/31/15	$10,229	$10,095	$10,286
04/30/15	$10,368	$10,192	$10,444
05/31/15	$10,388	$10,323	$10,451
06/30/15	$10,169	$10,123	$10,222
07/31/15	$10,268	$10,335	$10,330
08/31/15	$9,652	$9,712	$9,714
09/30/15	$9,364	$9,471	$9,409
10/31/15	$9,970	$10,270	$10,039
11/30/15	$9,950	$10,301	$9,999
12/31/15	$9,725	$10,138	$9,804
01/31/16	$9,258	$9,635	$9,291
02/29/16	$9,228	$9,622	$9,286
03/31/16	$9,847	$10,275	$9,910
04/30/16	$9,978	$10,315	$10,038
05/31/16	$10,029	$10,500	$10,086
06/30/16	$10,080	$10,527	$10,104
07/31/16	$10,475	$10,915	$10,535
08/31/16	$10,506	$10,931	$10,570
09/30/16	$10,567	$10,933	$10,616
10/31/16	$10,313	$10,733	$10,377
11/30/16	$10,435	$11,131	$10,506
12/31/16	$10,633	$11,351	$10,706
01/31/17	$10,881	$11,566	$10,956
02/28/17	$11,169	$12,025	$11,245
03/31/17	$11,262	$12,039	$11,342
04/30/17	$11,427	$12,163	$11,512
05/31/17	$11,623	$12,334	$11,714
06/30/17	$11,716	$12,411	$11,804
07/31/17	$11,974	$12,666	$12,061
08/31/17	$12,036	$12,705	$12,130
09/30/17	$12,273	$12,967	$12,365
10/31/17	$12,489	$13,270	$12,588
11/30/17	$12,747	$13,677	$12,842
12/31/17	$12,922	$13,829	$13,027
01/31/18	$13,492	$14,621	$13,595
02/28/18	$12,943	$14,082	$13,055
03/31/18	$12,827	$13,724	$12,897
04/30/18	$12,869	$13,777	$12,968
05/31/18	$13,027	$14,108	$13,114
06/30/18	$13,006	$14,195	$13,084
07/31/18	$13,313	$14,724	$13,393
08/31/18	$13,503	$15,203	$13,590
09/30/18	$13,471	$15,290	$13,561
10/31/18	$12,478	$14,245	$12,552
11/30/18	$12,679	$14,535	$12,758
12/31/18	$11,896	$13,223	$11,962
01/31/19	$12,820	$14,282	$12,886
02/28/19	$13,143	$14,741	$13,230
03/31/19	$13,322	$15,027	$13,396
04/30/19	$13,711	$15,636	$13,790
05/31/19	$13,043	$14,642	$13,114
06/30/19	$13,823	$15,674	$13,908
07/31/19	$13,856	$15,899	$13,967
08/31/19	$13,700	$15,648	$13,776
09/30/19	$13,901	$15,940	$13,981
10/31/19	$14,202	$16,286	$14,296
11/30/19	$14,558	$16,877	$14,651
12/31/19	$14,953	$17,386	$15,061
01/31/20	$14,870	$17,379	$15,004
02/29/20	$13,961	$15,949	$14,025
03/31/20	$12,189	$13,979	$12,280
04/30/20	$13,453	$15,771	$13,560
05/31/20	$14,067	$16,522	$14,158
06/30/20	$14,516	$16,850	$14,588
07/31/20	$15,236	$17,801	$15,333
08/31/20	$15,992	$19,080	$16,117
09/30/20	$15,591	$18,355	$15,685
10/31/20	$15,260	$17,867	$15,363
11/30/20	$17,091	$19,823	$17,228
12/31/20	$17,891	$20,585	$18,036
01/31/21	$17,831	$20,377	$17,982
02/28/21	$18,208	$20,939	$18,362
03/31/21	$18,500	$21,856	$18,660
04/30/21	$19,230	$23,022	$19,403
05/31/21	$19,474	$23,183	$19,666
06/30/21	$19,754	$23,724	$19,928
07/31/21	$19,839	$24,288	$20,016
08/31/21	$20,253	$25,026	$20,444
09/30/21	$19,462	$23,863	$19,682
10/31/21	$20,350	$25,534	$20,548
11/30/21	$19,790	$25,357	$20,009
12/31/21	$20,451	$26,494	$20,663
01/31/22	$19,445	$25,123	$19,569
02/28/22	$18,999	$24,371	$19,191
03/31/22	$19,177	$25,276	$19,395
04/30/22	$17,649	$23,071	$17,865
05/31/22	$17,688	$23,114	$17,842
06/30/22	$16,287	$21,206	$16,424
07/31/22	$17,395	$23,161	$17,517
08/31/22	$16,758	$22,217	$16,925
09/30/22	$15,179	$20,170	$15,335
10/31/22	$15,969	$21,804	$16,101
11/30/22	$17,216	$23,022	$17,300
12/31/22	$16,546	$21,696	$16,697
01/31/23	$17,818	$23,059	$17,954
02/28/23	$17,296	$22,496	$17,447
03/31/23	$17,671	$23,322	$17,807
04/30/23	$17,831	$23,686	$17,970
05/31/23	$17,577	$23,789	$17,718
06/30/23	$18,527	$25,361	$18,668
07/31/23	$19,157	$26,176	$19,316
08/31/23	$18,554	$25,759	$18,710
09/30/23	$17,738	$24,531	$17,878
10/31/23	$17,068	$24,015	$17,183
11/30/23	$18,648	$26,208	$18,795
12/31/23	$19,764	$27,399	$19,942
01/31/24	$19,654	$27,859	$19,861
02/29/24	$20,399	$29,347	$20,572
03/31/24	$20,993	$30,291	$21,191
04/30/24	$20,178	$29,054	$20,393
05/31/24	$21,006	$30,494	$21,155
06/30/24	$21,255	$31,589	$21,443
07/31/24	$21,835	$31,973	$22,030
08/31/24	$22,304	$32,749	$22,506
09/30/24	$22,801	$33,448	$23,016
10/31/24	$22,166	$33,145	$22,405
11/30/24	$23,077	$35,090	$23,286
12/31/24	$22,266	$34,254	$22,503

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSDQX	12.66%	8.29%	8.33%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2055 Composite Index	12.84%	8.36%	8.45%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 1,625,795,092
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$1,625,795,092 Number of Portfolio Holdings5 Portfolio Turnover Rate13% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.4%
State Street Equity 500 Index II Portfolio	35.6%
State Street Small/Mid Cap Equity Index Portfolio	15.9%
SPDR Portfolio Long Term Treasury ETF	9.9%

Asset Allocation

Asset Type	%
Domestic Equity	51.5%
International Equity	38.4%
Domestic Fixed Income	10.0%
Short-Term Investments	0.2%

C000232292
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2060 Fund
Class Name	Class R3
Trading Symbol	SSAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSAYX	S&P 500 Index	State Street Target Retirement 2060 Composite Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$9,926	$9,700	$9,933
2/28/2015	$10,340	$10,257	$10,372
3/31/2015	$10,216	$10,095	$10,286
4/30/2015	$10,361	$10,192	$10,444
5/31/2015	$10,376	$10,323	$10,451
6/30/2015	$10,144	$10,123	$10,222
7/31/2015	$10,239	$10,335	$10,330
8/31/2015	$9,630	$9,712	$9,714
9/30/2015	$9,339	$9,471	$9,409
10/31/2015	$9,948	$10,270	$10,039
11/30/2015	$9,915	$10,301	$9,999
12/31/2015	$9,698	$10,138	$9,804
1/31/2016	$9,194	$9,635	$9,291
2/29/2016	$9,160	$9,622	$9,286
3/31/2016	$9,788	$10,275	$9,910
4/30/2016	$9,916	$10,315	$10,038
5/31/2016	$9,953	$10,500	$10,086
6/30/2016	$10,010	$10,527	$10,104
7/31/2016	$10,372	$10,915	$10,535
8/31/2016	$10,398	$10,931	$10,570
9/30/2016	$10,465	$10,933	$10,616
10/31/2016	$10,207	$10,733	$10,377
11/30/2016	$10,325	$11,131	$10,506
12/31/2016	$10,516	$11,351	$10,706
1/31/2017	$10,762	$11,566	$10,956
2/28/2017	$11,039	$12,025	$11,245
3/31/2017	$11,128	$12,039	$11,342
4/30/2017	$11,291	$12,163	$11,512
5/31/2017	$11,473	$12,334	$11,714
6/30/2017	$11,562	$12,411	$11,804
7/31/2017	$11,807	$12,666	$12,061
8/31/2017	$11,864	$12,705	$12,130
9/30/2017	$12,099	$12,967	$12,365
10/31/2017	$12,312	$13,270	$12,588
11/30/2017	$12,556	$13,677	$12,842
12/31/2017	$12,721	$13,829	$13,027
1/31/2018	$13,271	$14,621	$13,595
2/28/2018	$12,711	$14,082	$13,055
3/31/2018	$12,588	$13,724	$12,897
4/30/2018	$12,626	$13,777	$12,968
5/31/2018	$12,780	$14,108	$13,114
6/30/2018	$12,743	$14,195	$13,084
7/31/2018	$13,036	$14,724	$13,393
8/31/2018	$13,222	$15,203	$13,590
9/30/2018	$13,195	$15,290	$13,561
10/31/2018	$12,211	$14,245	$12,552
11/30/2018	$12,408	$14,535	$12,758
12/31/2018	$11,629	$13,223	$11,962
1/31/2019	$12,529	$14,282	$12,886
2/28/2019	$12,840	$14,741	$13,230
3/31/2019	$13,004	$15,027	$13,396
4/30/2019	$13,394	$15,636	$13,790
5/31/2019	$12,745	$14,642	$13,114
6/30/2019	$13,496	$15,674	$13,908
7/31/2019	$13,524	$15,899	$13,967
8/31/2019	$13,361	$15,648	$13,776
9/30/2019	$13,547	$15,940	$13,981
10/31/2019	$13,845	$16,286	$14,296
11/30/2019	$14,189	$16,877	$14,651
12/31/2019	$14,564	$17,386	$15,061
1/31/2020	$14,477	$17,379	$15,004
2/29/2020	$13,588	$15,949	$14,025
3/31/2020	$11,864	$13,979	$12,280
4/30/2020	$13,078	$15,771	$13,560
5/31/2020	$13,676	$16,522	$14,158
6/30/2020	$14,099	$16,850	$14,588
7/31/2020	$14,800	$17,801	$15,333
8/31/2020	$15,535	$19,080	$16,117
9/30/2020	$15,124	$18,355	$15,685
10/31/2020	$14,804	$17,867	$15,363
11/30/2020	$16,569	$19,823	$17,228
12/31/2020	$17,336	$20,585	$18,036
1/31/2021	$17,270	$20,377	$17,982
2/28/2021	$17,628	$20,939	$18,362
3/31/2021	$17,916	$21,856	$18,660
4/30/2021	$18,615	$23,022	$19,403
5/31/2021	$18,843	$23,183	$19,666
6/30/2021	$19,094	$23,724	$19,928
7/31/2021	$19,168	$24,288	$20,016
8/31/2021	$19,572	$25,026	$20,444
9/30/2021	$18,800	$23,863	$19,682
10/31/2021	$19,650	$25,534	$20,548
11/30/2021	$19,101	$25,357	$20,009
12/31/2021	$19,723	$26,494	$20,663
1/31/2022	$18,748	$25,123	$19,569
2/28/2022	$18,292	$24,371	$19,191
3/31/2022	$18,464	$25,276	$19,395
4/30/2022	$16,983	$23,071	$17,865
5/31/2022	$17,020	$23,114	$17,842
6/30/2022	$15,662	$21,206	$16,424
7/31/2022	$16,714	$23,161	$17,517
8/31/2022	$16,102	$22,217	$16,925
9/30/2022	$14,585	$20,170	$15,335
10/31/2022	$15,331	$21,804	$16,101
11/30/2022	$16,518	$23,022	$17,300
12/31/2022	$15,870	$21,696	$16,697
1/31/2023	$17,089	$23,059	$17,954
2/28/2023	$16,568	$22,496	$17,447
3/31/2023	$16,924	$23,322	$17,807
4/30/2023	$17,077	$23,686	$17,970
5/31/2023	$16,823	$23,789	$17,718
6/30/2023	$17,725	$25,361	$18,668
7/31/2023	$18,322	$26,176	$19,316
8/31/2023	$17,737	$25,759	$18,710
9/30/2023	$16,937	$24,531	$17,878
10/31/2023	$16,302	$24,015	$17,183
11/30/2023	$17,801	$26,208	$18,795
12/31/2023	$18,863	$27,399	$19,942
1/31/2024	$18,759	$27,859	$19,861
2/29/2024	$19,448	$29,347	$20,572
3/31/2024	$20,007	$30,291	$21,191
4/30/2024	$19,227	$29,054	$20,393
5/31/2024	$20,007	$30,494	$21,155
6/30/2024	$20,241	$31,589	$21,443
7/31/2024	$20,773	$31,973	$22,030
8/31/2024	$21,215	$32,749	$22,506
9/30/2024	$21,670	$33,448	$23,016
10/31/2024	$21,072	$33,145	$22,405
11/30/2024	$21,917	$35,090	$23,286
12/31/2024	$21,157	$34,254	$22,503

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSAYX	12.17%	7.75%	7.78%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2060 Composite Index	12.84%	8.36%	8.45%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 1,095,081,891
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$1,095,081,891 Number of Portfolio Holdings5 Portfolio Turnover Rate14% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.4%
State Street Equity 500 Index II Portfolio	35.6%
State Street Small/Mid Cap Equity Index Portfolio	15.9%
SPDR Portfolio Long Term Treasury ETF	9.9%

Asset Allocation

Asset Type	%
Domestic Equity	51.5%
International Equity	38.4%
Domestic Fixed Income	10.0%
Short-Term Investments	0.3%

C000143836
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2060 Fund
Class Name	Class I
Trading Symbol	SSDWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSDWX	S&P 500 Index	State Street Target Retirement 2060 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,920	$9,700	$9,933
02/28/15	$10,338	$10,257	$10,372
03/31/15	$10,229	$10,095	$10,286
04/30/15	$10,378	$10,192	$10,444
05/31/15	$10,398	$10,323	$10,451
06/30/15	$10,169	$10,123	$10,222
07/31/15	$10,268	$10,335	$10,330
08/31/15	$9,662	$9,712	$9,714
09/30/15	$9,374	$9,471	$9,409
10/31/15	$9,990	$10,270	$10,039
11/30/15	$9,970	$10,301	$9,999
12/31/15	$9,747	$10,138	$9,804
01/31/16	$9,254	$9,635	$9,291
02/29/16	$9,223	$9,622	$9,286
03/31/16	$9,849	$10,275	$9,910
04/30/16	$9,983	$10,315	$10,038
05/31/16	$10,034	$10,500	$10,086
06/30/16	$10,085	$10,527	$10,104
07/31/16	$10,465	$10,915	$10,535
08/31/16	$10,485	$10,931	$10,570
09/30/16	$10,557	$10,933	$10,616
10/31/16	$10,301	$10,733	$10,377
11/30/16	$10,434	$11,131	$10,506
12/31/16	$10,632	$11,351	$10,706
01/31/17	$10,874	$11,566	$10,956
02/28/17	$11,159	$12,025	$11,245
03/31/17	$11,254	$12,039	$11,342
04/30/17	$11,422	$12,163	$11,512
05/31/17	$11,623	$12,334	$11,714
06/30/17	$11,707	$12,411	$11,804
07/31/17	$11,970	$12,666	$12,061
08/31/17	$12,034	$12,705	$12,130
09/30/17	$12,265	$12,967	$12,365
10/31/17	$12,487	$13,270	$12,588
11/30/17	$12,750	$13,677	$12,842
12/31/17	$12,912	$13,829	$13,027
01/31/18	$13,476	$14,621	$13,595
02/28/18	$12,912	$14,082	$13,055
03/31/18	$12,804	$13,724	$12,897
04/30/18	$12,837	$13,777	$12,968
05/31/18	$12,999	$14,108	$13,114
06/30/18	$12,967	$14,195	$13,084
07/31/18	$13,281	$14,724	$13,393
08/31/18	$13,465	$15,203	$13,590
09/30/18	$13,444	$15,290	$13,561
10/31/18	$12,457	$14,245	$12,552
11/30/18	$12,652	$14,535	$12,758
12/31/18	$11,863	$13,223	$11,962
01/31/19	$12,786	$14,282	$12,886
02/28/19	$13,109	$14,741	$13,230
03/31/19	$13,294	$15,027	$13,396
04/30/19	$13,686	$15,636	$13,790
05/31/19	$13,028	$14,642	$13,114
06/30/19	$13,802	$15,674	$13,908
07/31/19	$13,848	$15,899	$13,967
08/31/19	$13,675	$15,648	$13,776
09/30/19	$13,882	$15,940	$13,981
10/31/19	$14,194	$16,286	$14,296
11/30/19	$14,540	$16,877	$14,651
12/31/19	$14,931	$17,386	$15,061
01/31/20	$14,848	$17,379	$15,004
02/29/20	$13,942	$15,949	$14,025
03/31/20	$12,178	$13,979	$12,280
04/30/20	$13,441	$15,771	$13,560
05/31/20	$14,049	$16,522	$14,158
06/30/20	$14,490	$16,850	$14,588
07/31/20	$15,217	$17,801	$15,333
08/31/20	$15,980	$19,080	$16,117
09/30/20	$15,562	$18,355	$15,685
10/31/20	$15,241	$17,867	$15,363
11/30/20	$17,064	$19,823	$17,228
12/31/20	$17,859	$20,585	$18,036
01/31/21	$17,798	$20,377	$17,982
02/28/21	$18,163	$20,939	$18,362
03/31/21	$18,467	$21,856	$18,660
04/30/21	$19,184	$23,022	$19,403
05/31/21	$19,440	$23,183	$19,666
06/30/21	$19,707	$23,724	$19,928
07/31/21	$19,792	$24,288	$20,016
08/31/21	$20,145	$25,026	$20,444
09/30/21	$19,354	$23,863	$19,682
10/31/21	$20,242	$25,534	$20,548
11/30/21	$19,683	$25,357	$20,009
12/31/21	$20,314	$26,494	$20,663
01/31/22	$19,315	$25,123	$19,569
02/28/22	$18,872	$24,371	$19,191
03/31/22	$19,049	$25,276	$19,395
04/30/22	$17,519	$23,071	$17,865
05/31/22	$17,569	$23,114	$17,842
06/30/22	$16,178	$21,206	$16,424
07/31/22	$17,266	$23,161	$17,517
08/31/22	$16,633	$22,217	$16,925
09/30/22	$15,078	$20,170	$15,335
10/31/22	$15,849	$21,804	$16,101
11/30/22	$17,089	$23,022	$17,300
12/31/22	$16,422	$21,696	$16,697
01/31/23	$17,688	$23,059	$17,954
02/28/23	$17,160	$22,496	$17,447
03/31/23	$17,530	$23,322	$17,807
04/30/23	$17,688	$23,686	$17,970
05/31/23	$17,424	$23,789	$17,718
06/30/23	$18,374	$25,361	$18,668
07/31/23	$18,994	$26,176	$19,316
08/31/23	$18,400	$25,759	$18,710
09/30/23	$17,582	$24,531	$17,878
10/31/23	$16,923	$24,015	$17,183
11/30/23	$18,479	$26,208	$18,795
12/31/23	$19,578	$27,399	$19,942
01/31/24	$19,483	$27,859	$19,861
02/29/24	$20,201	$29,347	$20,572
03/31/24	$20,797	$30,291	$21,191
04/30/24	$19,984	$29,054	$20,393
05/31/24	$20,811	$30,494	$21,155
06/30/24	$21,041	$31,589	$21,443
07/31/24	$21,624	$31,973	$22,030
08/31/24	$22,071	$32,749	$22,506
09/30/24	$22,572	$33,448	$23,016
10/31/24	$21,935	$33,145	$22,405
11/30/24	$22,830	$35,090	$23,286
12/31/24	$22,038	$34,254	$22,503

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSDWX	12.57%	8.10%	8.22%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2060 Composite Index	12.84%	8.36%	8.45%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 1,095,081,891
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$1,095,081,891 Number of Portfolio Holdings5 Portfolio Turnover Rate14% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.4%
State Street Equity 500 Index II Portfolio	35.6%
State Street Small/Mid Cap Equity Index Portfolio	15.9%
SPDR Portfolio Long Term Treasury ETF	9.9%

Asset Allocation

Asset Type	%
Domestic Equity	51.5%
International Equity	38.4%
Domestic Fixed Income	10.0%
Short-Term Investments	0.3%

C000143837
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2060 Fund
Class Name	Class K
Trading Symbol	SSDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2060 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSDYX	S&P 500 Index	State Street Target Retirement 2060 Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$9,930	$9,700	$9,933
02/28/15	$10,348	$10,257	$10,372
03/31/15	$10,229	$10,095	$10,286
04/30/15	$10,378	$10,192	$10,444
05/31/15	$10,398	$10,323	$10,451
06/30/15	$10,169	$10,123	$10,222
07/31/15	$10,268	$10,335	$10,330
08/31/15	$9,662	$9,712	$9,714
09/30/15	$9,374	$9,471	$9,409
10/31/15	$9,990	$10,270	$10,039
11/30/15	$9,960	$10,301	$9,999
12/31/15	$9,747	$10,138	$9,804
01/31/16	$9,244	$9,635	$9,291
02/29/16	$9,213	$9,622	$9,286
03/31/16	$9,849	$10,275	$9,910
04/30/16	$9,983	$10,315	$10,038
05/31/16	$10,024	$10,500	$10,086
06/30/16	$10,085	$10,527	$10,104
07/31/16	$10,454	$10,915	$10,535
08/31/16	$10,485	$10,931	$10,570
09/30/16	$10,557	$10,933	$10,616
10/31/16	$10,301	$10,733	$10,377
11/30/16	$10,424	$11,131	$10,506
12/31/16	$10,622	$11,351	$10,706
01/31/17	$10,874	$11,566	$10,956
02/28/17	$11,159	$12,025	$11,245
03/31/17	$11,254	$12,039	$11,342
04/30/17	$11,422	$12,163	$11,512
05/31/17	$11,612	$12,334	$11,714
06/30/17	$11,707	$12,411	$11,804
07/31/17	$11,960	$12,666	$12,061
08/31/17	$12,023	$12,705	$12,130
09/30/17	$12,265	$12,967	$12,365
10/31/17	$12,487	$13,270	$12,588
11/30/17	$12,740	$13,677	$12,842
12/31/17	$12,913	$13,829	$13,027
01/31/18	$13,477	$14,621	$13,595
02/28/18	$12,913	$14,082	$13,055
03/31/18	$12,794	$13,724	$12,897
04/30/18	$12,837	$13,777	$12,968
05/31/18	$13,000	$14,108	$13,114
06/30/18	$12,967	$14,195	$13,084
07/31/18	$13,271	$14,724	$13,393
08/31/18	$13,466	$15,203	$13,590
09/30/18	$13,444	$15,290	$13,561
10/31/18	$12,447	$14,245	$12,552
11/30/18	$12,653	$14,535	$12,758
12/31/18	$11,863	$13,223	$11,962
01/31/19	$12,786	$14,282	$12,886
02/28/19	$13,109	$14,741	$13,230
03/31/19	$13,283	$15,027	$13,396
04/30/19	$13,686	$15,636	$13,790
05/31/19	$13,029	$14,642	$13,114
06/30/19	$13,802	$15,674	$13,908
07/31/19	$13,836	$15,899	$13,967
08/31/19	$13,675	$15,648	$13,776
09/30/19	$13,871	$15,940	$13,981
10/31/19	$14,183	$16,286	$14,296
11/30/19	$14,540	$16,877	$14,651
12/31/19	$14,932	$17,386	$15,061
01/31/20	$14,848	$17,379	$15,004
02/29/20	$13,943	$15,949	$14,025
03/31/20	$12,179	$13,979	$12,280
04/30/20	$13,430	$15,771	$13,560
05/31/20	$14,050	$16,522	$14,158
06/30/20	$14,491	$16,850	$14,588
07/31/20	$15,218	$17,801	$15,333
08/31/20	$15,980	$19,080	$16,117
09/30/20	$15,563	$18,355	$15,685
10/31/20	$15,241	$17,867	$15,363
11/30/20	$17,065	$19,823	$17,228
12/31/20	$17,862	$20,585	$18,036
01/31/21	$17,802	$20,377	$17,982
02/28/21	$18,179	$20,939	$18,362
03/31/21	$18,483	$21,856	$18,660
04/30/21	$19,212	$23,022	$19,403
05/31/21	$19,455	$23,183	$19,666
06/30/21	$19,723	$23,724	$19,928
07/31/21	$19,808	$24,288	$20,016
08/31/21	$20,234	$25,026	$20,444
09/30/21	$19,443	$23,863	$19,682
10/31/21	$20,331	$25,534	$20,548
11/30/21	$19,772	$25,357	$20,009
12/31/21	$20,424	$26,494	$20,663
01/31/22	$19,423	$25,123	$19,569
02/28/22	$18,966	$24,371	$19,191
03/31/22	$19,144	$25,276	$19,395
04/30/22	$17,622	$23,071	$17,865
05/31/22	$17,660	$23,114	$17,842
06/30/22	$16,279	$21,206	$16,424
07/31/22	$17,369	$23,161	$17,517
08/31/22	$16,735	$22,217	$16,925
09/30/22	$15,163	$20,170	$15,335
10/31/22	$15,949	$21,804	$16,101
11/30/22	$17,191	$23,022	$17,300
12/31/22	$16,527	$21,696	$16,697
01/31/23	$17,798	$23,059	$17,954
02/28/23	$17,268	$22,496	$17,447
03/31/23	$17,652	$23,322	$17,807
04/30/23	$17,811	$23,686	$17,970
05/31/23	$17,546	$23,789	$17,718
06/30/23	$18,512	$25,361	$18,668
07/31/23	$19,134	$26,176	$19,316
08/31/23	$18,525	$25,759	$18,710
09/30/23	$17,705	$24,531	$17,878
10/31/23	$17,043	$24,015	$17,183
11/30/23	$18,618	$26,208	$18,795
12/31/23	$19,742	$27,399	$19,942
01/31/24	$19,633	$27,859	$19,861
02/29/24	$20,368	$29,347	$20,572
03/31/24	$20,967	$30,291	$21,191
04/30/24	$20,151	$29,054	$20,393
05/31/24	$20,980	$30,494	$21,155
06/30/24	$21,225	$31,589	$21,443
07/31/24	$21,810	$31,973	$22,030
08/31/24	$22,273	$32,749	$22,506
09/30/24	$22,763	$33,448	$23,016
10/31/24	$22,137	$33,145	$22,405
11/30/24	$23,049	$35,090	$23,286
12/31/24	$22,243	$34,254	$22,503

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSDYX	12.67%	8.30%	8.32%
S&P 500 Index	25.02%	14.53%	13.10%
State Street Target Retirement 2060 Composite Index	12.84%	8.36%	8.45%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 1,095,081,891
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$1,095,081,891 Number of Portfolio Holdings5 Portfolio Turnover Rate14% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.4%
State Street Equity 500 Index II Portfolio	35.6%
State Street Small/Mid Cap Equity Index Portfolio	15.9%
SPDR Portfolio Long Term Treasury ETF	9.9%

Asset Allocation

Asset Type	%
Domestic Equity	51.5%
International Equity	38.4%
Domestic Fixed Income	10.0%
Short-Term Investments	0.3%

C000232300
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2065 Fund
Class Name	Class R3
Trading Symbol	SSFPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$59	0.56%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSFPX	S&P 500 Index	State Street Target Retirement 2065 Composite Index
3/27/2020	$10,000	$10,000	$10,000
3/31/2020	$9,900	$9,841	$10,117
4/30/2020	$10,937	$11,102	$11,171
5/31/2020	$11,393	$11,631	$11,664
6/30/2020	$11,729	$11,863	$12,018
7/31/2020	$12,274	$12,531	$12,632
8/31/2020	$12,879	$13,432	$13,278
9/30/2020	$12,524	$12,922	$12,922
10/31/2020	$12,259	$12,578	$12,657
11/30/2020	$13,682	$13,955	$14,193
12/31/2020	$14,309	$14,492	$14,859
1/31/2021	$14,261	$14,345	$14,815
2/28/2021	$14,558	$14,741	$15,128
3/31/2021	$14,782	$15,386	$15,374
4/30/2021	$15,339	$16,208	$15,986
5/31/2021	$15,573	$16,321	$16,202
6/30/2021	$15,775	$16,702	$16,418
7/31/2021	$15,831	$17,099	$16,491
8/31/2021	$16,168	$17,618	$16,843
9/30/2021	$15,526	$16,799	$16,215
10/31/2021	$16,238	$17,976	$16,929
11/30/2021	$15,773	$17,851	$16,485
12/31/2021	$16,287	$18,651	$17,024
1/31/2022	$15,478	$17,686	$16,122
2/28/2022	$15,119	$17,157	$15,811
3/31/2022	$15,279	$17,794	$15,979
4/30/2022	$14,061	$16,242	$14,718
5/31/2022	$14,083	$16,272	$14,700
6/30/2022	$12,961	$14,929	$13,531
7/31/2022	$13,837	$16,305	$14,432
8/31/2022	$13,324	$15,640	$13,944
9/30/2022	$12,074	$14,200	$12,634
10/31/2022	$12,683	$15,349	$13,265
11/30/2022	$13,677	$16,207	$14,253
12/31/2022	$13,139	$15,273	$13,756
1/31/2023	$14,135	$16,233	$14,792
2/28/2023	$13,708	$15,837	$14,374
3/31/2023	$14,004	$16,419	$14,671
4/30/2023	$14,124	$16,675	$14,805
5/31/2023	$13,916	$16,747	$14,597
6/30/2023	$14,672	$17,854	$15,380
7/31/2023	$15,153	$18,427	$15,913
8/31/2023	$14,672	$18,134	$15,414
9/30/2023	$14,015	$17,269	$14,729
10/31/2023	$13,489	$16,906	$14,157
11/30/2023	$14,715	$18,450	$15,484
12/31/2023	$15,595	$19,289	$16,430
1/31/2024	$15,517	$19,613	$16,363
2/29/2024	$16,085	$20,660	$16,949
3/31/2024	$16,553	$21,325	$17,458
4/30/2024	$15,907	$20,454	$16,801
5/31/2024	$16,553	$21,468	$17,429
6/30/2024	$16,732	$22,238	$17,666
7/31/2024	$17,189	$22,509	$18,150
8/31/2024	$17,545	$23,055	$18,542
9/30/2024	$17,924	$23,547	$18,962
10/31/2024	$17,423	$23,334	$18,459
11/30/2024	$18,125	$24,703	$19,184
12/31/2024	$17,490	$24,114	$18,539

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 03/27/20
SSFPX	12.15%	12.47%
S&P 500 Index	25.02%	20.33%
State Street Target Retirement 2065 Composite Index	12.84%	13.86%

Performance Inception Date	Mar. 27, 2020
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 345,558,598
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$345,558,598 Number of Portfolio Holdings5 Portfolio Turnover Rate11% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.4%
State Street Equity 500 Index II Portfolio	35.6%
State Street Small/Mid Cap Equity Index Portfolio	15.9%
SPDR Portfolio Long Term Treasury ETF	9.9%

Asset Allocation

Asset Type	%
Domestic Equity	51.5%
International Equity	38.4%
Domestic Fixed Income	9.9%
Short-Term Investment	0.4%

C000216582
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2065 Fund
Class Name	Class I
Trading Symbol	SSFJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSFJX	S&P 500 Index	State Street Target Retirement 2065 Composite Index
03/27/20	$10,000	$10,000	$10,000
04/30/20	$10,942	$11,102	$11,171
05/31/20	$11,403	$11,631	$11,664
06/30/20	$11,733	$11,863	$12,018
07/31/20	$12,295	$12,531	$12,632
08/31/20	$12,906	$13,432	$13,278
09/30/20	$12,555	$12,922	$12,922
10/31/20	$12,285	$12,578	$12,657
11/30/20	$13,707	$13,955	$14,193
12/31/20	$14,344	$14,492	$14,859
01/31/21	$14,302	$14,345	$14,815
02/28/21	$14,596	$14,741	$15,128
03/31/21	$14,837	$15,386	$15,374
04/30/21	$15,392	$16,208	$15,986
05/31/21	$15,622	$16,321	$16,202
06/30/21	$15,832	$16,702	$16,418
07/31/21	$15,895	$17,099	$16,491
08/31/21	$16,241	$17,618	$16,843
09/30/21	$15,601	$16,799	$16,215
10/31/21	$16,314	$17,976	$16,929
11/30/21	$15,853	$17,851	$16,485
12/31/21	$16,366	$18,651	$17,024
01/31/22	$15,570	$17,686	$16,122
02/28/22	$15,204	$17,157	$15,811
03/31/22	$15,344	$17,794	$15,979
04/30/22	$14,118	$16,242	$14,718
05/31/22	$14,151	$16,272	$14,700
06/30/22	$13,032	$14,929	$13,531
07/31/22	$13,903	$16,305	$14,432
08/31/22	$13,398	$15,640	$13,944
09/30/22	$12,140	$14,200	$12,634
10/31/22	$12,764	$15,349	$13,265
11/30/22	$13,753	$16,207	$14,253
12/31/22	$13,219	$15,273	$13,756
01/31/23	$14,236	$16,233	$14,792
02/28/23	$13,816	$15,837	$14,374
03/31/23	$14,114	$16,419	$14,671
04/30/23	$14,247	$16,675	$14,805
05/31/23	$14,026	$16,747	$14,597
06/30/23	$14,789	$17,854	$15,380
07/31/23	$15,286	$18,427	$15,913
08/31/23	$14,800	$18,134	$15,414
09/30/23	$14,148	$17,269	$14,729
10/31/23	$13,617	$16,906	$14,157
11/30/23	$14,866	$18,450	$15,484
12/31/23	$15,757	$19,289	$16,430
01/31/24	$15,678	$19,613	$16,363
02/29/24	$16,253	$20,660	$16,949
03/31/24	$16,727	$21,325	$17,458
04/30/24	$16,073	$20,454	$16,801
05/31/24	$16,739	$21,468	$17,429
06/30/24	$16,930	$22,238	$17,666
07/31/24	$17,393	$22,509	$18,150
08/31/24	$17,766	$23,055	$18,542
09/30/24	$18,161	$23,547	$18,962
10/31/24	$17,664	$23,334	$18,459
11/30/24	$18,375	$24,703	$19,184
12/31/24	$17,753	$24,114	$18,539

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 03/27/20
SSFJX	12.67%	12.83%
S&P 500 Index	25.02%	20.33%
State Street Target Retirement 2065 Composite Index	12.84%	13.86%

Performance Inception Date	Mar. 27, 2020
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 345,558,598
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$345,558,598 Number of Portfolio Holdings5 Portfolio Turnover Rate11% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.4%
State Street Equity 500 Index II Portfolio	35.6%
State Street Small/Mid Cap Equity Index Portfolio	15.9%
SPDR Portfolio Long Term Treasury ETF	9.9%

Asset Allocation

Asset Type	%
Domestic Equity	51.5%
International Equity	38.4%
Domestic Fixed Income	9.9%
Short-Term Investment	0.4%

C000216583
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2065 Fund
Class Name	Class K
Trading Symbol	SSFKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2065 Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the State Street Global Equity ex-US Index Portfolio and the State Street Small/Mid Cap Equity Index Portfolio. On an individual security level, the only negative contributor to the Fund’s performance on an absolute basis during the reporting period was the SPDR Portfolio Long Term Treasury ETF (SPTL).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSFKX	S&P 500 Index	State Street Target Retirement 2065 Composite Index
03/27/20	$10,000	$10,000	$10,000
04/30/20	$10,942	$11,102	$11,171
05/31/20	$11,403	$11,631	$11,664
06/30/20	$11,743	$11,863	$12,018
07/31/20	$12,295	$12,531	$12,632
08/31/20	$12,906	$13,432	$13,278
09/30/20	$12,555	$12,922	$12,922
10/31/20	$12,295	$12,578	$12,657
11/30/20	$13,727	$13,955	$14,193
12/31/20	$14,363	$14,492	$14,859
01/31/21	$14,321	$14,345	$14,815
02/28/21	$14,625	$14,741	$15,128
03/31/21	$14,856	$15,386	$15,374
04/30/21	$15,422	$16,208	$15,986
05/31/21	$15,664	$16,321	$16,202
06/30/21	$15,873	$16,702	$16,418
07/31/21	$15,936	$17,099	$16,491
08/31/21	$16,283	$17,618	$16,843
09/30/21	$15,643	$16,799	$16,215
10/31/21	$16,366	$17,976	$16,929
11/30/21	$15,905	$17,851	$16,485
12/31/21	$16,430	$18,651	$17,024
01/31/22	$15,621	$17,686	$16,122
02/28/22	$15,265	$17,157	$15,811
03/31/22	$15,405	$17,794	$15,979
04/30/22	$14,175	$16,242	$14,718
05/31/22	$14,207	$16,272	$14,700
06/30/22	$13,086	$14,929	$13,531
07/31/22	$13,970	$16,305	$14,432
08/31/22	$13,463	$15,640	$13,944
09/30/22	$12,201	$14,200	$12,634
10/31/22	$12,827	$15,349	$13,265
11/30/22	$13,830	$16,207	$14,253
12/31/22	$13,289	$15,273	$13,756
01/31/23	$14,322	$16,233	$14,792
02/28/23	$13,889	$15,837	$14,374
03/31/23	$14,200	$16,419	$14,671
04/30/23	$14,334	$16,675	$14,805
05/31/23	$14,111	$16,747	$14,597
06/30/23	$14,889	$17,854	$15,380
07/31/23	$15,389	$18,427	$15,913
08/31/23	$14,900	$18,134	$15,414
09/30/23	$14,245	$17,269	$14,729
10/31/23	$13,711	$16,906	$14,157
11/30/23	$14,978	$18,450	$15,484
12/31/23	$15,871	$19,289	$16,430
01/31/24	$15,792	$19,613	$16,363
02/29/24	$16,383	$20,660	$16,949
03/31/24	$16,861	$21,325	$17,458
04/30/24	$16,213	$20,454	$16,801
05/31/24	$16,872	$21,468	$17,429
06/30/24	$17,077	$22,238	$17,666
07/31/24	$17,543	$22,509	$18,150
08/31/24	$17,907	$23,055	$18,542
09/30/24	$18,304	$23,547	$18,962
10/31/24	$17,804	$23,334	$18,459
11/30/24	$18,532	$24,703	$19,184
12/31/24	$17,895	$24,114	$18,539

Average Annual Return [Table Text Block]
Name	1 Year	Since Inception 03/27/20
SSFKX	12.75%	13.02%
S&P 500 Index	25.02%	20.33%
State Street Target Retirement 2065 Composite Index	12.84%	13.86%

Performance Inception Date	Mar. 27, 2020
Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 345,558,598
Holdings Count | Holding	5
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$345,558,598 Number of Portfolio Holdings5 Portfolio Turnover Rate11% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.4%
State Street Equity 500 Index II Portfolio	35.6%
State Street Small/Mid Cap Equity Index Portfolio	15.9%
SPDR Portfolio Long Term Treasury ETF	9.9%

Asset Allocation

Asset Type	%
Domestic Equity	51.5%
International Equity	38.4%
Domestic Fixed Income	9.9%
Short-Term Investment	0.4%

C000253750
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2070 Fund
Class Name	Class I
Trading Symbol	SSGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2070 Fund (the "Fund") for the period of December 31, 2024 (commencement of operations) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327 .
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$0	0.04%

The dollar amount above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]	Performance information is not provided since the Fund has less than six months of operations.
AssetsNet	$ 2,999,961
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$2,999,961 Number of Portfolio Holdings4 Portfolio Turnover Rate0% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Equity 500 Index II Portfolio	35.8%
State Street Small/Mid Cap Equity Index Portfolio	16.0%
SPDR Portfolio Long Term Treasury ETF	9.6%

Asset Allocation

Asset Type	%
Domestic Equity	51.8%
International Equity	38.2%
Domestic Fixed Income	9.6%

Material Fund Change Adviser [Text Block]
C000253751
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2070 Fund
Class Name	Class K
Trading Symbol	SSGNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2070 Fund (the "Fund") for the period of December 31, 2024 (commencement of operations) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327 .
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.07%

The dollar amount above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]	Performance information is not provided since the Fund has less than six months of operations.
AssetsNet	$ 2,999,961
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$2,999,961 Number of Portfolio Holdings4 Portfolio Turnover Rate0% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Equity 500 Index II Portfolio	35.8%
State Street Small/Mid Cap Equity Index Portfolio	16.0%
SPDR Portfolio Long Term Treasury ETF	9.6%

Asset Allocation

Asset Type	%
Domestic Equity	51.8%
International Equity	38.2%
Domestic Fixed Income	9.6%

Material Fund Change Adviser [Text Block]
C000253749
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement 2070 Fund
Class Name	Class R3
Trading Symbol	SSGUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement 2070 Fund (the "Fund") for the period of December 31, 2024 (commencement of operations) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327 .
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$0	0.29%

The dollar amount above reflect expenses paid since the commencement of operations. Expenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]	Performance information is not provided since the Fund has less than six months of operations.
AssetsNet	$ 2,999,961
Holdings Count | Holding	4
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$2,999,961 Number of Portfolio Holdings4 Portfolio Turnover Rate0% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Global All Cap Equity ex-U.S. Index Portfolio	38.2%
State Street Equity 500 Index II Portfolio	35.8%
State Street Small/Mid Cap Equity Index Portfolio	16.0%
SPDR Portfolio Long Term Treasury ETF	9.6%

Asset Allocation

Asset Type	%
Domestic Equity	51.8%
International Equity	38.2%
Domestic Fixed Income	9.6%

Material Fund Change Adviser [Text Block]
C000232293
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement Fund
Class Name	Class R3
Trading Symbol	SSFQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the SPDR Portfolio Short Term Treasury ETF (SPTS), and the State Street Global Equity ex-US Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSFQX	Bloomberg U.S. Aggregate Index	State Street Target Retirement Composite Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,075	$10,210	$10,077
2/28/2015	$10,211	$10,114	$10,214
3/31/2015	$10,167	$10,161	$10,178
4/30/2015	$10,213	$10,124	$10,249
5/31/2015	$10,208	$10,100	$10,244
6/30/2015	$10,085	$9,990	$10,113
7/31/2015	$10,130	$10,059	$10,177
8/31/2015	$9,887	$10,045	$9,916
9/30/2015	$9,774	$10,113	$9,826
10/31/2015	$10,048	$10,114	$10,105
11/30/2015	$9,994	$10,088	$10,054
12/31/2015	$9,901	$10,055	$9,957
1/31/2016	$9,745	$10,193	$9,817
2/29/2016	$9,772	$10,266	$9,844
3/31/2016	$10,091	$10,360	$10,180
4/30/2016	$10,158	$10,400	$10,258
5/31/2016	$10,174	$10,402	$10,269
6/30/2016	$10,291	$10,589	$10,366
7/31/2016	$10,438	$10,656	$10,560
8/31/2016	$10,423	$10,644	$10,556
9/30/2016	$10,460	$10,638	$10,585
10/31/2016	$10,334	$10,556	$10,473
11/30/2016	$10,290	$10,307	$10,429
12/31/2016	$10,372	$10,321	$10,536
1/31/2017	$10,491	$10,341	$10,645
2/28/2017	$10,630	$10,411	$10,791
3/31/2017	$10,646	$10,405	$10,811
4/30/2017	$10,724	$10,486	$10,901
5/31/2017	$10,811	$10,567	$10,993
6/30/2017	$10,817	$10,556	$11,000
7/31/2017	$10,935	$10,601	$11,127
8/31/2017	$10,982	$10,696	$11,174
9/30/2017	$11,028	$10,645	$11,227
10/31/2017	$11,085	$10,652	$11,299
11/30/2017	$11,162	$10,638	$11,381
12/31/2017	$11,232	$10,687	$11,460
1/31/2018	$11,353	$10,564	$11,590
2/28/2018	$11,129	$10,464	$11,364
3/31/2018	$11,113	$10,531	$11,343
4/30/2018	$11,109	$10,452	$11,359
5/31/2018	$11,188	$10,527	$11,437
6/30/2018	$11,194	$10,514	$11,449
7/31/2018	$11,304	$10,516	$11,560
8/31/2018	$11,404	$10,584	$11,668
9/30/2018	$11,368	$10,516	$11,637
10/31/2018	$11,039	$10,433	$11,305
11/30/2018	$11,129	$10,495	$11,401
12/31/2018	$10,896	$10,688	$11,163
1/31/2019	$11,327	$10,801	$11,594
2/28/2019	$11,432	$10,795	$11,719
3/31/2019	$11,579	$11,003	$11,874
4/30/2019	$11,727	$11,005	$12,023
5/31/2019	$11,570	$11,201	$11,866
6/30/2019	$11,880	$11,341	$12,194
7/31/2019	$11,908	$11,366	$12,228
8/31/2019	$11,935	$11,661	$12,269
9/30/2019	$11,995	$11,599	$12,325
10/31/2019	$12,110	$11,634	$12,458
11/30/2019	$12,213	$11,628	$12,561
12/31/2019	$12,360	$11,620	$12,732
1/31/2020	$12,411	$11,843	$12,787
2/29/2020	$12,137	$12,056	$12,498
3/31/2020	$11,382	$11,985	$11,737
4/30/2020	$11,948	$12,198	$12,312
5/31/2020	$12,212	$12,255	$12,572
6/30/2020	$12,374	$12,332	$12,751
7/31/2020	$12,693	$12,517	$13,091
8/31/2020	$12,956	$12,416	$13,376
9/30/2020	$12,783	$12,409	$13,200
10/31/2020	$12,666	$12,353	$13,073
11/30/2020	$13,286	$12,475	$13,729
12/31/2020	$13,564	$12,492	$14,025
1/31/2021	$13,536	$12,402	$14,007
2/28/2021	$13,610	$12,223	$14,090
3/31/2021	$13,717	$12,071	$14,204
4/30/2021	$14,005	$12,166	$14,508
5/31/2021	$14,113	$12,206	$14,625
6/30/2021	$14,197	$12,291	$14,720
7/31/2021	$14,349	$12,429	$14,883
8/31/2021	$14,456	$12,405	$15,000
9/30/2021	$14,191	$12,298	$14,733
10/31/2021	$14,456	$12,294	$15,007
11/30/2021	$14,314	$12,331	$14,876
12/31/2021	$14,565	$12,299	$15,136
1/31/2022	$14,161	$12,034	$14,703
2/28/2022	$13,999	$11,900	$14,556
3/31/2022	$13,927	$11,569	$14,506
4/30/2022	$13,361	$11,130	$13,933
5/31/2022	$13,397	$11,202	$13,941
6/30/2022	$12,807	$11,026	$13,338
7/31/2022	$13,361	$11,296	$13,911
8/31/2022	$12,963	$10,977	$13,527
9/30/2022	$12,204	$10,502	$12,736
10/31/2022	$12,469	$10,366	$13,012
11/30/2022	$12,987	$10,748	$13,522
12/31/2022	$12,739	$10,699	$13,300
1/31/2023	$13,243	$11,028	$13,828
2/28/2023	$12,966	$10,743	$13,545
3/31/2023	$13,230	$11,016	$13,812
4/30/2023	$13,306	$11,083	$13,914
5/31/2023	$13,155	$10,962	$13,762
6/30/2023	$13,394	$10,923	$14,014
7/31/2023	$13,596	$10,915	$14,236
8/31/2023	$13,432	$10,846	$14,072
9/30/2023	$13,104	$10,570	$13,739
10/31/2023	$12,902	$10,403	$13,521
11/30/2023	$13,546	$10,874	$14,205
12/31/2023	$14,039	$11,291	$14,738
1/31/2024	$14,026	$11,260	$14,729
2/29/2024	$14,145	$11,101	$14,844
3/31/2024	$14,357	$11,203	$15,082
4/30/2024	$14,026	$10,920	$14,756
5/31/2024	$14,343	$11,105	$15,078
6/30/2024	$14,489	$11,210	$15,240
7/31/2024	$14,793	$11,472	$15,553
8/31/2024	$15,044	$11,637	$15,823
9/30/2024	$15,269	$11,793	$16,076
10/31/2024	$14,991	$11,500	$15,783
11/30/2024	$15,269	$11,622	$16,061
12/31/2024	$15,006	$11,432	$15,798

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSFQX	6.88%	3.96%	4.14%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
State Street Target Retirement Composite Index	7.19%	4.41%	4.68%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 628,258,668
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$628,258,668 Number of Portfolio Holdings11 Portfolio Turnover Rate17% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.1%
SPDR Bloomberg 1-10 Year TIPS ETF	18.1%
SPDR Portfolio Short Term Treasury ETF	15.9%
State Street Equity 500 Index II Portfolio	15.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	11.5%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Portfolio Short Term Corporate Bond ETF	4.0%
State Street Small/Mid Cap Equity Index Portfolio	2.9%

Asset Allocation

Asset Type	%
Domestic Fixed Income	47.0%
Domestic Equity	18.3%
Inflation Linked	18.1%
International Equity	11.5%
Real Estate	5.0%
Short-Term Investments	0.2%

C000143856
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement Fund
Class Name	Class I
Trading Symbol	SSFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]	What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the SPDR Portfolio Short Term Treasury ETF (SPTS), and the State Street Global Equity ex-US Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSFNX	Bloomberg U.S. Aggregate Index	State Street Target Retirement Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$10,080	$10,210	$10,077
02/28/15	$10,219	$10,114	$10,214
03/31/15	$10,169	$10,161	$10,178
04/30/15	$10,229	$10,124	$10,249
05/31/15	$10,229	$10,100	$10,244
06/30/15	$10,110	$9,990	$10,113
07/31/15	$10,160	$10,059	$10,177
08/31/15	$9,920	$10,045	$9,916
09/30/15	$9,811	$10,113	$9,826
10/31/15	$10,090	$10,114	$10,105
11/30/15	$10,040	$10,088	$10,054
12/31/15	$9,961	$10,055	$9,957
01/31/16	$9,808	$10,193	$9,817
02/29/16	$9,829	$10,266	$9,844
03/31/16	$10,154	$10,360	$10,180
04/30/16	$10,226	$10,400	$10,258
05/31/16	$10,246	$10,402	$10,269
06/30/16	$10,368	$10,589	$10,366
07/31/16	$10,531	$10,656	$10,560
08/31/16	$10,521	$10,644	$10,556
09/30/16	$10,551	$10,638	$10,585
10/31/16	$10,429	$10,556	$10,473
11/30/16	$10,399	$10,307	$10,429
12/31/16	$10,486	$10,321	$10,536
01/31/17	$10,611	$10,341	$10,645
02/28/17	$10,745	$10,411	$10,791
03/31/17	$10,766	$10,405	$10,811
04/30/17	$10,859	$10,486	$10,901
05/31/17	$10,953	$10,567	$10,993
06/30/17	$10,953	$10,556	$11,000
07/31/17	$11,087	$10,601	$11,127
08/31/17	$11,129	$10,696	$11,174
09/30/17	$11,191	$10,645	$11,227
10/31/17	$11,263	$10,652	$11,299
11/30/17	$11,346	$10,638	$11,381
12/31/17	$11,422	$10,687	$11,460
01/31/18	$11,550	$10,564	$11,590
02/28/18	$11,315	$10,464	$11,364
03/31/18	$11,315	$10,531	$11,343
04/30/18	$11,315	$10,452	$11,359
05/31/18	$11,401	$10,527	$11,437
06/30/18	$11,411	$10,514	$11,449
07/31/18	$11,528	$10,516	$11,560
08/31/18	$11,624	$10,584	$11,668
09/30/18	$11,603	$10,516	$11,637
10/31/18	$11,273	$10,433	$11,305
11/30/18	$11,369	$10,495	$11,401
12/31/18	$11,136	$10,688	$11,163
01/31/19	$11,570	$10,801	$11,594
02/28/19	$11,692	$10,795	$11,719
03/31/19	$11,848	$11,003	$11,874
04/30/19	$11,992	$11,005	$12,023
05/31/19	$11,836	$11,201	$11,866
06/30/19	$12,170	$11,341	$12,194
07/31/19	$12,192	$11,366	$12,228
08/31/19	$12,237	$11,661	$12,269
09/30/19	$12,303	$11,599	$12,325
10/31/19	$12,426	$11,634	$12,458
11/30/19	$12,526	$11,628	$12,561
12/31/19	$12,693	$11,620	$12,732
01/31/20	$12,739	$11,843	$12,787
02/29/20	$12,463	$12,056	$12,498
03/31/20	$11,705	$11,985	$11,737
04/30/20	$12,291	$12,198	$12,312
05/31/20	$12,555	$12,255	$12,572
06/30/20	$12,739	$12,332	$12,751
07/31/20	$13,072	$12,517	$13,091
08/31/20	$13,348	$12,416	$13,376
09/30/20	$13,176	$12,409	$13,200
10/31/20	$13,049	$12,353	$13,073
11/30/20	$13,692	$12,475	$13,729
12/31/20	$13,994	$12,492	$14,025
01/31/21	$13,959	$12,402	$14,007
02/28/21	$14,041	$12,223	$14,090
03/31/21	$14,169	$12,071	$14,204
04/30/21	$14,461	$12,166	$14,508
05/31/21	$14,578	$12,206	$14,625
06/30/21	$14,671	$12,291	$14,720
07/31/21	$14,835	$12,429	$14,883
08/31/21	$14,835	$12,405	$15,000
09/30/21	$14,566	$12,298	$14,733
10/31/21	$14,846	$12,294	$15,007
11/30/21	$14,706	$12,331	$14,876
12/31/21	$14,956	$12,299	$15,136
01/31/22	$14,545	$12,034	$14,703
02/28/22	$14,383	$11,900	$14,556
03/31/22	$14,321	$11,569	$14,506
04/30/22	$13,748	$11,130	$13,933
05/31/22	$13,785	$11,202	$13,941
06/30/22	$13,188	$11,026	$13,338
07/31/22	$13,760	$11,296	$13,911
08/31/22	$13,350	$10,977	$13,527
09/30/22	$12,577	$10,502	$12,736
10/31/22	$12,851	$10,366	$13,012
11/30/22	$13,399	$10,748	$13,522
12/31/22	$13,133	$10,699	$13,300
01/31/23	$13,670	$11,028	$13,828
02/28/23	$13,382	$10,743	$13,545
03/31/23	$13,657	$11,016	$13,812
04/30/23	$13,748	$11,083	$13,914
05/31/23	$13,591	$10,962	$13,762
06/30/23	$13,853	$10,923	$14,014
07/31/23	$14,063	$10,915	$14,236
08/31/23	$13,892	$10,846	$14,072
09/30/23	$13,565	$10,570	$13,739
10/31/23	$13,356	$10,403	$13,521
11/30/23	$14,023	$10,874	$14,205
12/31/23	$14,539	$11,291	$14,738
01/31/24	$14,525	$11,260	$14,729
02/29/24	$14,649	$11,101	$14,844
03/31/24	$14,870	$11,203	$15,082
04/30/24	$14,539	$10,920	$14,756
05/31/24	$14,884	$11,105	$15,078
06/30/24	$15,021	$11,210	$15,240
07/31/24	$15,338	$11,472	$15,553
08/31/24	$15,600	$11,637	$15,823
09/30/24	$15,848	$11,793	$16,076
10/31/24	$15,545	$11,500	$15,783
11/30/24	$15,835	$11,622	$16,061
12/31/24	$15,567	$11,432	$15,798

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSFNX	7.07%	4.17%	4.52%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
State Street Target Retirement Composite Index	7.19%	4.41%	4.68%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 628,258,668
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$628,258,668 Number of Portfolio Holdings11 Portfolio Turnover Rate17% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.1%
SPDR Bloomberg 1-10 Year TIPS ETF	18.1%
SPDR Portfolio Short Term Treasury ETF	15.9%
State Street Equity 500 Index II Portfolio	15.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	11.5%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Portfolio Short Term Corporate Bond ETF	4.0%
State Street Small/Mid Cap Equity Index Portfolio	2.9%

Asset Allocation

Asset Type	%
Domestic Fixed Income	47.0%
Domestic Equity	18.3%
Inflation Linked	18.1%
International Equity	11.5%
Real Estate	5.0%
Short-Term Investments	0.2%

C000143857
Shareholder Report [Line Items]
Fund Name	State Street Target Retirement Fund
Class Name	Class K
Trading Symbol	SSFOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Target Retirement Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information at www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf. You can also request this information about the Fund by contacting us at 1-800-647-7327.
Additional Information Phone Number	1-800-647-7327
Additional Information Website	www.ssga.com/us/en/individual/fund-finder?tab=documents&type=mf
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$0	0.00%

Due to the Fund waiving acquired fund fees, the waiver exceeded total fund expenses.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The main driver of the Fund’s performance on an absolute basis during the reporting period was its position in the State Street Equity 500 Index II Portfolio which returned approximately 25% for the reporting period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the reporting period were the State Street Equity 500 Index II Portfolio, the SPDR Portfolio Short Term Treasury ETF (SPTS), and the State Street Global Equity ex-US Index Portfolio. There were no negative contributors to the Fund’s performance on an absolute basis during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares.
Line Graph [Table Text Block]
	SSFOX	Bloomberg U.S. Aggregate Index	State Street Target Retirement Composite Index
12/31/14	$10,000	$10,000	$10,000
01/31/15	$10,080	$10,210	$10,077
02/28/15	$10,219	$10,114	$10,214
03/31/15	$10,179	$10,161	$10,178
04/30/15	$10,229	$10,124	$10,249
05/31/15	$10,229	$10,100	$10,244
06/30/15	$10,110	$9,990	$10,113
07/31/15	$10,160	$10,059	$10,177
08/31/15	$9,920	$10,045	$9,916
09/30/15	$9,811	$10,113	$9,826
10/31/15	$10,090	$10,114	$10,105
11/30/15	$10,040	$10,088	$10,054
12/31/15	$9,951	$10,055	$9,957
01/31/16	$9,798	$10,193	$9,817
02/29/16	$9,829	$10,266	$9,844
03/31/16	$10,154	$10,360	$10,180
04/30/16	$10,226	$10,400	$10,258
05/31/16	$10,246	$10,402	$10,269
06/30/16	$10,368	$10,589	$10,366
07/31/16	$10,521	$10,656	$10,560
08/31/16	$10,510	$10,644	$10,556
09/30/16	$10,551	$10,638	$10,585
10/31/16	$10,429	$10,556	$10,473
11/30/16	$10,388	$10,307	$10,429
12/31/16	$10,476	$10,321	$10,536
01/31/17	$10,600	$10,341	$10,645
02/28/17	$10,745	$10,411	$10,791
03/31/17	$10,766	$10,405	$10,811
04/30/17	$10,849	$10,486	$10,901
05/31/17	$10,942	$10,567	$10,993
06/30/17	$10,953	$10,556	$11,000
07/31/17	$11,077	$10,601	$11,127
08/31/17	$11,129	$10,696	$11,174
09/30/17	$11,181	$10,645	$11,227
10/31/17	$11,243	$10,652	$11,299
11/30/17	$11,326	$10,638	$11,381
12/31/17	$11,401	$10,687	$11,460
01/31/18	$11,529	$10,564	$11,590
02/28/18	$11,306	$10,464	$11,364
03/31/18	$11,295	$10,531	$11,343
04/30/18	$11,295	$10,452	$11,359
05/31/18	$11,380	$10,527	$11,437
06/30/18	$11,391	$10,514	$11,449
07/31/18	$11,508	$10,516	$11,560
08/31/18	$11,614	$10,584	$11,668
09/30/18	$11,582	$10,516	$11,637
10/31/18	$11,252	$10,433	$11,305
11/30/18	$11,348	$10,495	$11,401
12/31/18	$11,116	$10,688	$11,163
01/31/19	$11,560	$10,801	$11,594
02/28/19	$11,672	$10,795	$11,719
03/31/19	$11,827	$11,003	$11,874
04/30/19	$11,983	$11,005	$12,023
05/31/19	$11,827	$11,201	$11,866
06/30/19	$12,150	$11,341	$12,194
07/31/19	$12,183	$11,366	$12,228
08/31/19	$12,216	$11,661	$12,269
09/30/19	$12,283	$11,599	$12,325
10/31/19	$12,405	$11,634	$12,458
11/30/19	$12,516	$11,628	$12,561
12/31/19	$12,672	$11,620	$12,732
01/31/20	$12,730	$11,843	$12,787
02/29/20	$12,454	$12,056	$12,498
03/31/20	$11,684	$11,985	$11,737
04/30/20	$12,270	$12,198	$12,312
05/31/20	$12,546	$12,255	$12,572
06/30/20	$12,718	$12,332	$12,751
07/31/20	$13,052	$12,517	$13,091
08/31/20	$13,327	$12,416	$13,376
09/30/20	$13,155	$12,409	$13,200
10/31/20	$13,040	$12,353	$13,073
11/30/20	$13,683	$12,475	$13,729
12/31/20	$13,976	$12,492	$14,025
01/31/21	$13,953	$12,402	$14,007
02/28/21	$14,034	$12,223	$14,090
03/31/21	$14,151	$12,071	$14,204
04/30/21	$14,455	$12,166	$14,508
05/31/21	$14,572	$12,206	$14,625
06/30/21	$14,665	$12,291	$14,720
07/31/21	$14,828	$12,429	$14,883
08/31/21	$14,945	$12,405	$15,000
09/30/21	$14,677	$12,298	$14,733
10/31/21	$14,957	$12,294	$15,007
11/30/21	$14,817	$12,331	$14,876
12/31/21	$15,083	$12,299	$15,136
01/31/22	$14,671	$12,034	$14,703
02/28/22	$14,508	$11,900	$14,556
03/31/22	$14,446	$11,569	$14,506
04/30/22	$13,859	$11,130	$13,933
05/31/22	$13,896	$11,202	$13,941
06/30/22	$13,297	$11,026	$13,338
07/31/22	$13,884	$11,296	$13,911
08/31/22	$13,472	$10,977	$13,527
09/30/22	$12,685	$10,502	$12,736
10/31/22	$12,973	$10,366	$13,012
11/30/22	$13,509	$10,748	$13,522
12/31/22	$13,256	$10,699	$13,300
01/31/23	$13,794	$11,028	$13,828
02/28/23	$13,505	$10,743	$13,545
03/31/23	$13,781	$11,016	$13,812
04/30/23	$13,873	$11,083	$13,914
05/31/23	$13,729	$10,962	$13,762
06/30/23	$13,978	$10,923	$14,014
07/31/23	$14,202	$10,915	$14,236
08/31/23	$14,031	$10,846	$14,072
09/30/23	$13,703	$10,570	$13,739
10/31/23	$13,492	$10,403	$13,521
11/30/23	$14,162	$10,874	$14,205
12/31/23	$14,683	$11,291	$14,738
01/31/24	$14,683	$11,260	$14,729
02/29/24	$14,808	$11,101	$14,844
03/31/24	$15,029	$11,203	$15,082
04/30/24	$14,697	$10,920	$14,756
05/31/24	$15,043	$11,105	$15,078
06/30/24	$15,195	$11,210	$15,240
07/31/24	$15,514	$11,472	$15,553
08/31/24	$15,777	$11,637	$15,823
09/30/24	$16,026	$11,793	$16,076
10/31/24	$15,721	$11,500	$15,783
11/30/24	$16,026	$11,622	$16,061
12/31/24	$15,750	$11,432	$15,798

Average Annual Return [Table Text Block]
Name	1 Year	5 Years	10 Years
SSFOX	7.26%	4.44%	4.65%
Bloomberg U.S. Aggregate Index	1.25%	(0.33%)	1.35%
State Street Target Retirement Composite Index	7.19%	4.41%	4.68%

Updated Performance Information Location [Text Block]	Updated performance information is available by calling 1-800-647-7327 or visiting our website at www.ssga.com.
AssetsNet	$ 628,258,668
Holdings Count | Holding	11
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

Total Net Assets$628,258,668 Number of Portfolio Holdings11 Portfolio Turnover Rate17% Total Advisory Fees Paid$0
Holdings [Text Block]

Top Holdings

Holdings	%
State Street Aggregate Bond Index Portfolio	20.1%
SPDR Bloomberg 1-10 Year TIPS ETF	18.1%
SPDR Portfolio Short Term Treasury ETF	15.9%
State Street Equity 500 Index II Portfolio	15.4%
State Street Global All Cap Equity ex-U.S. Index Portfolio	11.5%
SPDR Bloomberg High Yield Bond ETF	7.0%
SPDR Dow Jones Global Real Estate ETF	5.0%
SPDR Portfolio Short Term Corporate Bond ETF	4.0%
State Street Small/Mid Cap Equity Index Portfolio	2.9%

Asset Allocation

Asset Type	%
Domestic Fixed Income	47.0%
Domestic Equity	18.3%
Inflation Linked	18.1%
International Equity	11.5%
Real Estate	5.0%
Short-Term Investments	0.2%

C000192374
Shareholder Report [Line Items]
Fund Name	State Street Treasury Obligations Money Market Fund
Trading Symbol	TAQXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the State Street Treasury Obligations Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can request additional information about the Fund, including the Prospectus, Statement of Additional Information, financial statements and other information by contacting us at 1-866-392-0869.
Additional Information Phone Number	1-866-392-0869
Expenses [Text Block]

What were the Fund costs for the last year? (based on a hypothetical $10,000 Investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
State Street Treasury Obligations Money Market Fund	$8	0.08%

The expense table reflects the proportionate share of expenses allocated to the Fund by the affiliated Portfolio, in which the Fund invests.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
AssetsNet	$ 4,942,726,075
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics as of 12/31/2024

  Total Net Assets$4,942,726,075
  Number of Portfolio Holdings105
  Total Advisory Fees Paid$0

Based on holdings of the Portfolio, in which the Fund invests; Advisory fees are paid by the Portfolio, in which the Fund invests.

Holdings [Text Block]

Top Ten Holdings

Holdings	%
FICCBA Tri Party Repo, 4.46%, due 01/02/25	4.6%
FICCJP Tri Party Repo, 4.46%, due 01/02/25	4.2%
Federal Reserve Band NY Tri Party, 4.25%, due 01/02/25	3.9%
FICCUB Bi Party Repo, 4.48%, due 01/02/25	3.5%
U.S. Treasury Floating Rate Notes, 4.48%, due 10/31/26	3.2%
U.S. Treasury Bills, 5.08%, due 01/09/25	2.1%
U.S. Treasury Bills, 4.45%, due 02/25/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/23/25	2.0%
U.S. Treasury Bills, 4.99%, due 01/16/25	1.9%
U.S. Treasury Floating Rate Notes, 4.46%, due 07/31/26	1.9%

Maturity Weightings

Maturity Duration	%
1 to 7 Days	40.1%
8 to 30 Days	13.6%
31 to 60 Days	8.2%
61 to 90 Days	6.5%
91 to 180 Days	17.9%
Over 180 Days	9.1%

Material Fund Change Adviser [Text Block]